                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07589

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 65.7%
            BASIC MATERIALS -- 1.9%
     319    Dow Chemical Co. .................................  $   13,481
     195    DuPont (E.I.) de Nemours & Co. ...................       7,638
     111    Newmont Mining Corp. .............................       6,878
     252    Alcoa, Inc. ......................................       7,944
                                                                ----------
                                                                    35,941
                                                                ----------
            CAPITAL GOODS -- 2.5%
     142    Caterpillar, Inc. ................................       9,615
      76    Illinois Tool Works, Inc. ........................       6,398
     151    Ingersoll-Rand Co. Class A........................       5,926
      86    3M Co. ...........................................       6,235
     114    Boeing Co. .......................................       7,760
     168    Goodrich Corp. ...................................       6,622
     218    Tyco International Ltd. ..........................       5,689
                                                                ----------
                                                                    48,245
                                                                ----------
            CONSUMER CYCLICAL -- 4.9%
     334    Pulte Homes, Inc. ................................      13,327
     182    Toyota Motor Corp. I..............................       9,370
     297    Best Buy Co., Inc. ...............................      15,036
     642    Dollar General Corp. .............................      10,843
     327    Federated Department Stores, Inc. ................      21,768
   1,071    Gap, Inc. ........................................      19,369
     120    Home Depot, Inc. .................................       4,874
                                                                ----------
                                                                    94,587
                                                                ----------
            CONSUMER STAPLES -- 3.2%
      91    Altria Group, Inc. ...............................       6,568
     195    Coca-Cola Co. ....................................       8,069
     192    PepsiCo, Inc. ....................................      10,950
     378    Archer Daniels Midland Co. .......................      11,891
      11    Clorox Co. .......................................         682
     375    Procter & Gamble Co. .............................      22,199
                                                                ----------
                                                                    60,359
                                                                ----------
            ENERGY -- 5.7%
     267    ConocoPhillips....................................      17,268
     755    Exxon Mobil Corp. ................................      47,395
      73    Halliburton Co. ..................................       5,791
      82    Occidental Petroleum Corp. .......................       7,983
     625    Williams Cos., Inc. ..............................      14,902
     322    XTO Energy, Inc. .................................      15,784
                                                                ----------
                                                                   109,123
                                                                ----------
            FINANCE -- 14.8%
     477    American International Group, Inc. ...............      31,236
     837    Bank of America Corp. ............................      37,041
     641    Citigroup, Inc. ..................................      29,849
     447    E*Trade Financial Corp. B.........................      10,639
     312    Federal Home Loan Mortgage Corp. .................      21,145
     195    Federal National Mortgage Association.............      11,275
      66    Goldman Sachs Group, Inc. ........................       9,252
       1    Mitsubishi UFJ Financial Group, Inc. I............      14,310
     197    Muenchener Rueckversicherungs-Gesellschaft AG I...      26,698
     374    St. Paul Travelers Cos., Inc. ....................      16,983
     219    State Street Corp. ...............................      13,241

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     235    UBS AG............................................  $   25,516
   2,348    UniCredito Italiano S.p.A. I......................      16,763
     154    Washington Mutual, Inc. ..........................       6,522
     163    Wellpoint, Inc. B.................................      12,495
                                                                ----------
                                                                   282,965
                                                                ----------
            HEALTH CARE -- 8.0%
     533    Abbott Laboratories...............................      23,003
     319    Amgen, Inc. B.....................................      23,252
     158    AstraZeneca plc ADR...............................       7,680
     264    Cardinal Health, Inc. ............................      18,983
     507    Lilly (Eli) & Co. ................................      28,695
     273    Medtronic, Inc. ..................................      15,399
      78    Quest Diagnostics, Inc. H.........................       3,831
     379    Sanofi-Aventis S.A. ADR...........................      17,416
     743    Schering-Plough Corp. ............................      14,219
                                                                ----------
                                                                   152,478
                                                                ----------
            SERVICES -- 4.5%
     415    Comcast Corp. Class A BH..........................      11,531
     806    News Corp. Class A................................      12,699
     322    Viacom, Inc. Class B B............................      13,354
     586    Walt Disney Co. ..................................      14,834
     586    XM Satellite Radio Holdings, Inc. Class A BH......      15,339
     293    Accenture Ltd. Class A............................       9,238
   1,952    Sun Microsystems, Inc. B..........................       8,784
                                                                ----------
                                                                    85,779
                                                                ----------
            TECHNOLOGY -- 17.4%
     507    Applied Materials, Inc. ..........................       9,658
   1,201    Cisco Systems, Inc. B.............................      22,304
     212    Dell, Inc. B......................................       6,211
   1,199    EMC Corp. B.......................................      16,065
   1,280    Flextronics International Ltd. B..................      13,392
     450    Lexmark International, Inc. ADR B.................      21,847
      77    Lockheed Martin Corp. ............................       5,196
     932    Nokia Oyj ADR.....................................      17,125
      24    Samsung Electronics Co., Ltd. I...................      18,009
     348    Sony Corp. I......................................      16,906
   1,001    Taiwan Semiconductor Manufacturing Co., Ltd.
              ADR.............................................      10,815
   1,584    General Electric Co. .............................      51,886
     242    American Tower Corp. Class A B....................       7,494
     831    AT&T, Inc. .......................................      21,570
     118    Electronic Arts, Inc. B...........................       6,446
      36    Google, Inc. B....................................      15,640
      70    Mercury Interactive Corp. B.......................       2,436
   1,272    Microsoft Corp. ..................................      35,796
   1,242    Sprint Nextel Corp. ..............................      28,423
     209    Yahoo!, Inc. B....................................       7,177
                                                                ----------
                                                                   334,396
                                                                ----------
            TRANSPORTATION -- 1.1%
     405    Southwest Airlines Co. H..........................       6,673
     290    Carnival Corp. H..................................      14,985
                                                                ----------
                                                                    21,658
                                                                ----------

 THE HARTFORD ADVISERS FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 1.7%
     123    Dominion Resources, Inc. .........................  $    9,298
      93    E.On AG I.........................................      10,353
     227    Exelon Corp. .....................................      13,053
                                                                ----------
                                                                    32,704
                                                                ----------
            Total common stock
              (cost $1,152,142)...............................  $1,258,235
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
 $ 2,000    Oregon School Boards Association,
              4.76%, Taxable Pension, 6-30-2028...............  $    1,864
   2,050    State of Illinois,
              5.10%, Taxable Pension, 6-1-2033................       1,984
                                                                ----------
            Total municipal bonds
              (cost $4,027)...................................  $    3,848
                                                                ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.0%
            FINANCE -- 4.0%
   1,380    Banc of America Commercial Mortgage, Inc.,
              5.18%, 9-10-2047................................  $    1,377
   1,755    Bear Stearns & Co., Inc.,
              5.16%, 10-12-2042 K.............................       1,750
   4,044    Chase Manhattan Auto Owner Trust,
              4.21%, 1-15-2009................................       4,043
  10,000    Citibank Credit Card Issuance Trust,
              5.65%, 6-16-2008................................      10,025
   2,750    Citigroup/Deutsche Bank Commercial Mortgage,
              5.22%, 9-15-2020................................       2,757
  10,000    Connecticut RRB Special Purpose Trust CL&P,
              6.21%, 12-30-2011...............................      10,454
   2,750    Greenwich Capital Commercial Funding Corp.,
              5.21%, 9-10-2015................................       2,740
   1,895    JP Morgan Chase Commercial Mortgage Securities
              Co.,
              5.18%, 12-15-2044 K.............................       1,894
  10,000    MBNA Credit Card Master Note Trust,
              4.95%, 6-15-2009................................      10,012
   2,875    Morgan Stanley Capital I,
              5.23%, 9-15-2042................................       2,863
  10,000    Peco Energy Transition Trust,
              6.13%, 3-1-2009.................................      10,222
  10,000    PSE&G Transition Funding LLC,
              6.61%, 6-15-2015................................      10,868
   3,000    Wachovia Bank Commercial Mortgage Trust,
              5.12%, 7-15-2042................................       2,960

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
 $ 2,018    Wells Fargo Mortgage Backed Securities Trust,
              4.53%, 4-25-2035 K..............................  $    1,976
   1,911    Wells Fargo Mortgage Backed Securities Trust,
              4.55%, 3-25-2035 K..............................       1,875
                                                                ----------
            Total asset & commercial mortgage backed
              securities
              (cost $76,097)..................................  $   75,816
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 12.8%
            BASIC MATERIALS -- 0.7%
   1,400    Rohm & Haas Co.,
              7.40%, 7-15-2009................................  $    1,503
   4,000    Alcan, Inc.,
              6.45%, 3-15-2011................................       4,206
   7,000    Alcoa, Inc.,
              7.375%, 8-1-2010................................       7,615
                                                                ----------
                                                                    13,324
                                                                ----------
            CAPITAL GOODS -- 0.5%
   2,000    Rockwell Automation, Inc.,
              6.70%, 1-15-2028................................       2,281
   7,000    United Technologies Corp.,
              7.125%, 11-15-2010..............................       7,607
                                                                ----------
                                                                     9,888
                                                                ----------
            CONSUMER CYCLICAL -- 0.8%
   1,975    DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11-15-2013...............................       2,050
   4,000    Target Corp.,
              5.875%, 11-1-2008...............................       4,105
   6,000    Wal-Mart Stores, Inc.,
              6.875%, 8-10-2009...............................       6,371
   2,025    Diageo Capital plc,
              4.375%, 5-3-2010................................       1,970
     250    Sysco Corp.,
              6.50%, 8-1-2028.................................         279
                                                                ----------
                                                                    14,775
                                                                ----------
            CONSUMER STAPLES -- 1.5%
   2,300    Weyerhaeuser Co.,
              7.375%, 3-15-2032 H.............................       2,538
   4,000    Coca-Cola Enterprises, Inc.,
              5.75%, 11-1-2008................................       4,083
     500    Pepsi Bottling Group, Inc.,
              7.00%, 3-1-2029.................................         589
   3,000    PepsiAmericas, Inc.,
              6.375%, 5-1-2009................................       3,105
   2,000    Archer-Daniels-Midland Co.,
              8.125%, 6-1-2012................................       2,311
   4,906    ConAgra Foods, Inc.,
              6.70%, 8-1-2027.................................       5,130
   2,000    Colgate-Palmolive Co.,
              5.58%, 11-6-2008................................       2,044
   7,000    Procter & Gamble Co.,
              9.36%, 1-1-2021.................................       9,084
                                                                ----------
                                                                    28,884
                                                                ----------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- 0.6%
 $ 7,000    Atlantic Richfield Co.,
              5.90%, 4-15-2009................................  $    7,237
   4,000    National Fuel Gas Co.,
              6.00%, 3-1-2009.................................       4,099
                                                                ----------
                                                                    11,336
                                                                ----------
            FINANCE -- 6.0%
   3,675    ACE INA Holdings, Inc.,
              5.875%, 6-15-2014...............................       3,772
   2,000    Allstate Corp.,
              6.75%, 5-15-2018................................       2,196
   2,100    Ambac Financial Group, Inc.,
              5.95%, 12-5-2035................................       2,117
     250    American General Corp.,
              6.625%, 2-15-2029...............................         277
   4,000    AXA Financial, Inc.,
              7.00%, 4-1-2028.................................       4,599
   1,475    Bank of America Corp.,
              5.875%, 2-15-2009...............................       1,511
   3,000    Bank of America Corp.,
              7.40%, 1-15-2011................................       3,290
   2,000    Bayerische Landesbank NY,
              5.65%, 2-1-2009.................................       2,045
   1,010    BB&T Corp.,
              4.90%, 6-30-2017................................         971
   3,700    Berkshire Hathaway Finance Corp.,
              4.85%, 1-15-2015................................       3,606
     500    BSCH Issuance Ltd.,
              7.625%, 11-3-2009...............................         544
     655    Centex Home Equity,
              4.72%, 10-25-2031...............................         646
     750    Citigroup, Inc.,
              3.625%, 2-9-2009................................         722
   1,600    Citigroup, Inc.,
              6.00%, 10-31-2033...............................       1,657
     500    Citigroup, Inc.,
              6.50%, 1-18-2011................................         530
   2,750    Commercial Mortgage Pass Through,
              5.12%, 6-10-2044................................       2,719
   1,980    Credit Suisse First Boston USA, Inc.,
              4.875%, 1-15-2015...............................       1,911
     885    Everest Re Holdings,
              5.40%, 10-15-2014...............................         868
  10,000    Financing Corp.,
              9.80%, 4-6-2018.................................      14,280
     545    First Union National Bank,
              5.80%, 12-1-2008................................         557
   3,000    GS Mortgage Securities Corp.,
              4.75%, 7-10-2039................................       2,891
   2,600    HSBC Bank USA, Inc.,
              3.875%, 9-15-2009...............................       2,506
   2,200    International Lease Finance Corp.,
              5.00%, 9-15-2012................................       2,149
   2,000    Jackson National Life Insurance Co.,
              8.15%, 3-15-2027 M..............................       2,487
   1,655    John Deere Capital Corp.,
              4.875%, 10-15-2010..............................       1,641

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
 $ 6,045    JP Morgan Chase & Co.,
              5.125%, 9-15-2014...............................  $    5,927
     250    KeyCorp Capital II,
              6.875%, 3-17-2029...............................         273
   2,335    Liberty Mutual Group, Inc.,
              5.75%, 3-15-2014 M..............................       2,310
   1,000    MBIA, Inc.,
              7.00%, 12-15-2025...............................       1,116
   2,750    Merrill Lynch Mortgage Trust,
              5.05%, 7-12-2038................................       2,704
   3,650    Metlife, Inc.,
              6.375%, 6-15-2034...............................       3,943
     250    National City Corp.,
              6.875%, 5-15-2019...............................         282
   3,100    New England Mutual Life Insurance Co.,
              7.875%, 2-15-2024 M.............................       3,835
   2,000    Prudential Funding LLC,
              6.75%, 9-15-2023 M..............................       2,215
     500    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 M.............................         503
     500    Reliastar Financial Corp.,
              8.00%, 10-30-2006...............................         510
     250    Republic New York Capital I,
              7.75%, 11-15-2026...............................         263
     500    Salomon Smith Barney Holdings, Inc.,
              5.875%, 3-15-2006...............................         501
     200    State Street Corp.,
              7.65%, 6-15-2010................................         222
     500    Texaco Capital, Inc.,
              8.625%, 6-30-2010...............................         574
   3,000    Torchmark Corp.,
              8.25%, 8-15-2009................................       3,289
   2,000    Toyota Motor Credit Corp.,
              5.50%, 12-15-2008...............................       2,029
   4,000    UnitedHealth Group, Inc.,
              5.00%, 8-15-2014................................       3,937
   3,100    US Bank NA,
              4.95%, 10-30-2014...............................       3,039
   1,005    Wachovia Capital Trust I,
              5.80%, 8-26-49..................................       1,007
   3,000    Wachovia Corp.,
              5.625%, 12-15-2008..............................       3,057
   1,740    Wellpoint, Inc.,
              5.00%, 1-15-2011................................       1,727
   4,000    Wells Fargo Bank NA,
              6.45%, 2-1-2011.................................       4,250
     580    Willis Group North America,
              5.63%, 7-15-2015................................         579
   4,165    XL Capital Europe plc,
              6.50%, 1-15-2012................................       4,366
   2,725    ERAC USA Finance Co.,
              7.35%, 6-15-2008 M..............................       2,848
                                                                ----------
                                                                   115,798
                                                                ----------
            HEALTH CARE -- 0.6%
   4,000    Becton, Dickinson & Co.,
              6.70%, 8-1-2028.................................       4,537
     685    CVS Corp.,
              4.875%, 9-15-2014...............................         655

 THE HARTFORD ADVISERS FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
 $ 1,600    Pharmacia Corp.,
              6.60%, 12-1-2028................................  $    1,823
   4,000    Wyeth,
              6.95%, 3-15-2011................................       4,304
                                                                ----------
                                                                    11,319
                                                                ----------
            SERVICES -- 0.9%
   4,000    Comcast Cable Communications, Inc.,
              6.875%, 6-15-2009...............................       4,189
     500    Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.................................         603
   3,425    Comcast Corp.,
              5.65%, 6-15-2035................................       3,092
   2,100    News America, Inc.,
              6.40%, 12-15-2035 M.............................       2,091
   4,000    Walt Disney Co.,
              6.375%, 3-1-2012 H..............................       4,222
   4,000    FedEx Corp.,
              3.50%, 4-1-2009.................................       3,814
                                                                ----------
                                                                    18,011
                                                                ----------
            TECHNOLOGY -- 1.1%
   2,000    Danaher Corp.,
              6.00%, 10-15-2008...............................       2,049
   7,725    General Electric Co.,
              5.00%, 2-1-2013.................................       7,662
   3,000    Cox Communications, Inc.,
              5.45%, 12-15-2014...............................       2,904
   1,800    Deutsche Telekom International Finance B.V.,
              8.75%, 6-15-2030................................       2,246
   1,000    New York Telephone Co.,
              6.00%, 4-15-2008................................       1,007
   3,100    Telecom Italia Capital,
              5.25%, 10-1-2015................................       2,973
     250    Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 5-15-2006................................         251
     250    Verizon Global Funding Corp.,
              7.25%, 12-1-2010................................         270
     250    Verizon Global Funding Corp.,
              7.75%, 12-1-2030................................         290
     500    Vodafone Group plc,
              7.875%, 2-15-2030...............................         609
                                                                ----------
                                                                    20,261
                                                                ----------
            UTILITIES -- 0.1%
   1,150    Northern Border Pipeline Co.,
              7.75%, 9-1-2009.................................       1,241
     250    TransCanada Pipelines Ltd.,
              6.49%, 1-21-2009................................         259
     500    Alabama Power Co.,
              7.125%, 10-1-2007...............................         517
                                                                ----------
                                                                     2,017
                                                                ----------
            Total corporate bonds: investment grade
              (cost $236,405).................................  $  245,613
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
U.S. GOVERNMENT SECURITIES -- 12.8%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.8%
 $ 3,676    Financing Corp. Strip,
              4.40%, 2013 Z...................................  $    2,498
  13,500    Tennessee Valley Authority,
              4.375%, 6-15-2015...............................      12,973
                                                                ----------
                                                                    15,471
                                                                ----------
            U.S. TREASURY SECURITIES -- 12.0%
  31,075    6.25% 2023 H......................................      36,581
  24,725    3.50% 2010 H......................................      23,808
  82,875    3.875% 2007 -- 2010 H.............................      81,630
  25,600    4.125% 2015 H.....................................      24,795
  17,075    4.25% 2010 -- 2015 H..............................      16,798
  46,600    4.375% 2010 H.....................................      46,334
                                                                ----------
                                                                   229,946
                                                                ----------
            Total U.S. government securities (cost
              $247,304).......................................  $  245,417
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 2.3%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
     946    4.50% 2019 -- 2020................................  $      919
   3,750    2.50% 2013........................................       3,622
                                                                ----------
                                                                     4,541
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
     240    4.50% 2020........................................         233
   4,928    5.00% 2019........................................       4,873
       3    9.00% 2021........................................           3
                                                                ----------
                                                                     5,109
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.3%
  12,300    5.50% 2036........................................      12,180
   4,215    6.00% 2023 -- 2034................................       4,319
   3,358    6.50% 2026 -- 2035................................       3,514
   3,426    7.00% 2023 -- 2032................................       3,600
     655    8.00% 2029 -- 2031................................         702
      45    9.00% 2023........................................          49
                                                                ----------
                                                                    24,364
                                                                ----------
            OTHER GOVERNMENT AGENCIES -- 0.5%
  14,050    Residential Funding Corp.
              4.25%, 4-15-2014 ZH.............................       9,573
                                                                ----------
            Total U.S. government agencies (cost $43,564).....  $   43,587
                                                                ----------
            Total long-term investments
              (cost $1,546,539)...............................  $1,872,516
                                                                ----------
SHORT-TERM INVESTMENTS -- 14.4%
            REPURCHASE AGREEMENTS -- 1.5%
   7,487    Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    7,487
   6,445    Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       6,445
   1,094    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       1,094

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 1,611    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................  $    1,611
  11,941    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      11,941
                                                                ----------
                                                                    28,578
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.9%
 246,748    BNY Institutional Cash Reserve Fund...............     246,748
                                                                ----------
            Total short-term investments
              (cost $275,326).................................  $  275,326
                                                                ----------
            Total investments in securities
              (cost $2,034,865) O.............................  $2,147,842
            Other assets & liabilities........................    (233,266)
                                                                ----------
            Total net assets..................................  $1,914,576
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.88% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $112,409, which represents 5.87% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $2,016,864 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $150,485
      Unrealized depreciation........................   (19,507)
                                                       --------
      Net unrealized appreciation....................  $130,978
                                                       --------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.
  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.
  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $16,289, which represents 0.85% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell             $ 578           $  579          2/2/2006              $ 1
Euro                                             Sell               262              263          2/3/2006                1
Japanese Yen                                     Sell             1,275            1,271          2/2/2006               (4)
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.3%
            EQUITY FUNDS -- 99.3%
    358     Hartford Capital Appreciation Fund, Class Y.......  $ 14,226
  1,663     Hartford Disciplined Equity Fund, Class Y.........    21,292
    226     Hartford Dividend and Growth Fund, Class Y........     4,483
    300     Hartford Global Leaders Fund, Class Y.............     5,983
    652     Hartford Growth Fund, Class Y B...................    12,529
    104     Hartford Growth Opportunities Fund, Class Y.......     3,135
    774     Hartford International Capital Appreciation Fund,
              Class Y.........................................    11,054
    208     Hartford International Opportunities Fund, Class
              Y...............................................     3,202
    480     Hartford International Small Company Fund, Class
              Y...............................................     7,092
    372     Hartford MidCap Value Fund, Class Y...............     5,276
    151     Hartford Select Midcap Growth, Class Y............     1,699
    264     Hartford Small Company Fund, Class Y B............     6,058
    486     Hartford SmallCap Growth Fund, Class Y B..........    15,997
  1,205     Hartford Value Fund, Class Y......................    13,816
    757     Hartford Value Opportunities Fund, Class Y........    12,892
                                                                --------
            Total equity funds
              (cost $123,022).................................  $138,734
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $123,022) O...............................  $138,734
            Other assets & liabilities........................       949
                                                                --------
            Total net assets..................................  $139,683
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $123,028 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $15,706
      Unrealized depreciation.........................       --
                                                        -------
      Net unrealized appreciation.....................  $15,706
                                                        =======

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.6%
EQUITY FUNDS -- 59.8%
  1,237     Hartford Capital Appreciation Fund, Class Y.......  $ 49,229
  1,783     Hartford Disciplined Equity Fund, Class Y.........    22,825
    551     Hartford Dividend and Growth Fund, Class Y........    10,921
    818     Hartford Global Leaders Fund, Class Y.............    16,298
  1,474     Hartford Growth Fund, Class Y B...................    28,309
    472     Hartford Growth Opportunities Fund, Class Y.......    14,264
  2,899     Hartford International Capital Appreciation Fund,
              Class Y.........................................    41,395
    292     Hartford International Opportunities Fund, Class
              Y...............................................     4,503
  1,729     Hartford MidCap Value Fund, Class Y...............    24,506
    437     Hartford Select Midcap Growth Fund, Class Y.......     4,932
    732     Hartford Small Company Fund, Class Y B............    16,801
    504     Hartford SmallCap Growth Fund, Class Y B..........    16,572
    463     Hartford Stock Fund, Class Y......................     9,560
  1,616     Hartford Value Fund, Class Y......................    18,538
  2,563     Hartford Value Opportunities Fund, Class Y........    43,665
                                                                --------
            Total equity funds
              (cost $279,778).................................  $322,318
                                                                --------
FIXED INCOME FUNDS -- 38.0%
  2,702     Hartford Floating Rate Fund, Class Y..............    27,316
  1,836     Hartford High Yield Fund, Class Y.................    14,378
  1,382     Hartford Income Fund, Class Y.....................    14,222
  4,447     Hartford Inflation Plus Fund, Class Y.............    47,178
  5,021     Hartford Short Duration Fund, Class Y.............    49,411
  4,897     Hartford Total Return Bond Fund, Class Y..........    52,398
                                                                --------
            Total fixed income funds
              (cost $208,313).................................  $204,903
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
MONEY MARKET FUND -- 1.8%
  9,398     Hartford Money Market Fund, Class Y...............  $  9,398
                                                                --------
            Total money market fund
              (cost $9,398)...................................  $  9,398
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $497,489) O...............................  $536,619
            Other assets & liabilities........................     2,248
                                                                --------
            Total net assets..................................  $538,867
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $497,489 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $42,565
      Unrealized depreciation.........................   (3,435)
                                                        -------
      Net unrealized appreciation.....................  $39,130
                                                        =======

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
 COMMON STOCK -- 94.6%
            BASIC MATERIALS -- 10.6%
  44,666    Aluminum Corp. of China Ltd. I....................  $    41,427
     751    Arch Coal, Inc. H.................................       65,127
   2,922    BHP Billiton Ltd. ADR.............................      115,289
   1,940    Cameco Corp. .....................................      153,407
   2,257    Companhia Vale do Rio Doce ADR H..................      115,704
   3,606    Dow Chemical Co. .................................      152,551
   1,600    Freeport-McMoRan Copper & Gold, Inc. Class B H....      102,800
     710    Holcim Ltd. I.....................................       53,816
   1,583    Inco Ltd. B.......................................       81,156
   2,500    Lyondell Chemical Co. ............................       60,025
     981    Newmont Mining Corp. .............................       60,651
   2,196    Rio Tinto plc I...................................      112,450
   1,870    Tek Cominco Ltd. Class B..........................      120,588
                                                                -----------
                                                                  1,234,991
                                                                -----------
            CAPITAL GOODS -- 5.6%
   1,353    3M Co. ...........................................       98,423
   2,300    Boeing Co. .......................................      157,113
   1,796    Caterpillar, Inc. ................................      121,935
   2,013    Ingersoll-Rand Co. Class A........................       79,043
   1,300    National Oilwell Varco, Inc. B....................       98,891
   7,350    Xerox Corp. BH....................................      105,181
                                                                -----------
                                                                    660,586
                                                                -----------
            CONSUMER CYCLICAL -- 4.9%
     582    Centex Corp. .....................................       41,578
   3,271    Dollar General Corp. .............................       55,271
     490    eBay, Inc. B......................................       21,097
   2,721    Federated Department Stores, Inc. H...............      181,280
     861    Hyundai Motor Co. Ltd. BI.........................       77,628
     559    Lotte Shopping Co. GDR M+.........................       11,552
   3,661    Toyota Motor Corp. I..............................      188,987
                                                                -----------
                                                                    577,393
                                                                -----------
            CONSUMER STAPLES -- 2.4%
   2,359    Archer Daniels Midland Co. .......................       74,315
   2,711    Bunge Ltd. H......................................      159,852
     862    Procter & Gamble Co. .............................       51,062
                                                                -----------
                                                                    285,229
                                                                -----------
            ENERGY -- 9.6%
   2,332    Canadian Natural Resources........................      144,565
   2,298    ConocoPhillips H..................................      148,681
   1,693    Halliburton Co. ..................................      134,662
   1,048    Nabors Industries Ltd. B..........................       85,126
     900    Occidental Petroleum Corp. .......................       87,939
     668    Schlumberger Ltd. ................................       85,188
     965    Valero Energy Corp. ..............................       60,257
   3,261    Weatherford International Ltd. BH.................      146,005
   4,855    XTO Energy, Inc. .................................      238,301
                                                                -----------
                                                                  1,130,724
                                                                -----------
            FINANCE -- 22.6%
   3,580    ACE Ltd. H........................................      195,978
   7,517    Akbank T.A.S I....................................       65,112
     154    American Capital Strategies Ltd. H................        5,457
   2,985    American International Group, Inc. ...............      195,369

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
   1,300    Assurant, Inc. H..................................  $    59,696
   1,966    Bank of America Corp. ............................       86,939
   1,277    Capital One Financial Corp. ......................      106,332
  97,822    China Life Insurance Co., Ltd. BI.................       98,969
   3,130    Citigroup, Inc. ..................................      145,805
   1,947    Countrywide Financial Corp. ......................       65,124
     888    European Capital Limited IVW......................       10,792
     417    Federal Home Loan Mortgage Corp. .................       28,298
   1,200    General Growth Properties, Inc. ..................       61,920
   2,069    Genworth Financial, Inc. H........................       67,765
   4,259    Global Fuel Management IV.........................           --
     852    Goldman Sachs Group, Inc. ........................      120,402
   8,032    ICICI Bank Ltd. B M...............................      110,842
     164    iStar Financial, Inc. ............................        5,900
       8    Mitsubishi UFJ Financial Group, Inc. I............      110,856
   1,283    Muenchener Rueckversicherungs-Gesellschaft AG I...      174,132
      92    ORIX Corp. I......................................       23,724
     213    Reliance Capital I................................        2,315
   4,259    Reliance Communication............................       11,582
     319    Reliance Energy I.................................        4,606
   4,259    Reliance Zero IB M................................       68,905
   3,393    Shinsei Bank Ltd. I...............................       22,605
     683    UBS AG H..........................................       74,321
   2,139    Uniao de Bancos Brasileiros S.A. GDR..............      180,147
  25,000    UniCredito Italiano S.p.A. I......................      178,480
   3,646    Washington Mutual, Inc. H.........................      154,278
   2,677    Wellpoint, Inc. B.................................      205,578
                                                                -----------
                                                                  2,642,229
                                                                -----------
            HEALTH CARE -- 6.2%
   1,219    Amgen, Inc. B.....................................       88,867
   2,700    AstraZeneca plc ADR...............................      131,328
   3,307    Lilly (Eli) & Co. H...............................      187,254
   1,000    McKesson Corp. ...................................       53,000
   1,367    Sanofi-Aventis S.A. IH............................      125,390
   2,985    Teva Pharmaceutical Industries Ltd. ADR H.........      127,246
                                                                -----------
                                                                    713,085
                                                                -----------
            SERVICES -- 8.3%
     448    Fluor Corp. ......................................       39,410
      25    Harvey Weinstein Master L.P. IV...................       25,200
   4,855    Hilton Hotels Corp. ..............................      121,038
   4,147    News Corp. Class A................................       65,352
   1,284    Opap S.A. I.......................................       48,336
   2,109    Starwood Hotels & Resorts Worldwide, Inc. BH......      128,236
   2,724    Sun Microsystems, Inc. B..........................       12,260
   6,426    Time Warner, Inc. ................................      112,641
   2,839    US Airways Group, Inc. IBV........................       74,968
   7,766    Walt Disney Co. ..................................      196,565
  10,277    WPP Group plc I...................................      114,111
   1,044    XM Satellite Radio Holdings, Inc. Class A BH......       27,329
                                                                -----------
                                                                    965,446
                                                                -----------
            TECHNOLOGY -- 20.9%
   1,271    Adobe Systems, Inc. ..............................       50,488
   3,404    America Movil S.A. de C.V. ADR....................      114,810

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   6,200    AT&T, Inc. .......................................  $   160,890
   5,000    Cisco Systems, Inc. B.............................       92,850
  11,735    Citigroup Global Certificate -- Bharti
              Televentures IB M...............................       94,569
   1,509    Cognex Corp. .....................................       44,038
   5,584    Corning, Inc. B...................................      135,970
   8,781    General Electric Co. .............................      287,591
     135    Google, Inc. B....................................       58,272
   3,077    Hewlett-Packard Co. ..............................       95,953
  12,908    Hon Hai Precision Industry Co., Ltd. I............       89,405
   1,040    International Business Machines Corp. ............       84,519
   1,627    Lockheed Martin Corp. ............................      110,054
   1,375    Mercury Interactive Corp. BH......................       47,781
   5,477    Microsoft Corp. ..................................      154,186
   1,984    Mobile Telesystems OJSC ADR.......................       74,372
     794    Motorola, Inc. ...................................       18,039
     393    Samsung Electronics Co., Ltd. I...................      300,474
   1,372    SanDisk Corp. B...................................       92,398
   9,998    Sprint Nextel Corp. ..............................      228,843
   2,697    Turkcell Iletisim Hizmet ADR......................       46,951
   1,862    Yahoo!, Inc. B....................................       63,951
                                                                -----------
                                                                  2,446,404
                                                                -----------
            TRANSPORTATION -- 2.4%
   1,200    ACE Aviation Holdings, Inc. B.....................       37,496
  67,533    Air China Ltd. BI.................................       22,847
     559    Carnival Corp. H..................................       28,913
   3,153    Royal Caribbean Cruises Ltd. H....................      128,945
   7,080    Ryanair Holdings 144A IM..........................       66,507
                                                                -----------
                                                                    284,708
                                                                -----------
            UTILITIES -- 1.1%
     685    E.On AG I.........................................       76,482
     987    Exelon Corp. H....................................       56,674
                                                                -----------
                                                                    133,156
                                                                -----------
            Total common stock
              (cost $9,077,748)...............................  $11,073,951
                                                                -----------
PREFERRED STOCKS -- 0.0%
            TECHNOLOGY -- 0.0%
   6,325    SensAble Technologies, Inc. IV....................  $        --
                                                                -----------
            Total preferred stocks
              (cost $4,000)...................................  $        --
                                                                -----------
PRINCIPAL
 AMOUNT
---------
 CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
            FINANCE -- 0.2%
 $23,500    UBS Luxembourg SA,
              6.23%, 2-1-2015.................................  $    23,810
                                                                -----------
            Total corporate bonds: investment grade
              (cost $23,960)..................................  $    23,810
                                                                -----------
            Total long-term investments
              (cost $9,105,708)...............................  $11,097,761
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
SHORT-TERM INVESTMENTS -- 11.1%
            REPURCHASE AGREEMENTS -- 5.1%
 157,187    Banc of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $   157,187
 135,300    Deutsche Bank Securities Repurchase Agreement,
              4.46%, 2-1-2006 @...............................      135,300
  22,970    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       22,970
  33,825    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       33,825
 250,703    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      250,703
                                                                -----------
                                                                    599,985
                                                                -----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING --5.9%
 691,017    BNY Institutional Cash Reserve Fund...............      691,017
      99    Evergreen Institutional Money Market Fund.........           99
   6,383    Lehman Brothers Repurchase Agreement,
              4.43%, 2-1-2006.................................        6,383
                                                                -----------
                                                                    697,499
                                                                -----------
            Total short-term investments
              (cost $1,297,484)...............................  $ 1,297,484
                                                                -----------
            Total investments in securities
              (cost $10,403,192) O............................  $12,395,245
            Other assets & liabilities........................  $  (667,298)
                                                                -----------
            Total net assets..................................  $11,727,947
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 32.81% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $2,273,093, which represents 19.38% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $10,403,643 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $2,101,100
      Unrealized depreciation.......................    (109,498)
                                                      ----------
      Net unrealized appreciation...................  $1,991,602
                                                      ==========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contrac-

 THE HARTFORD CAPITAL APPRECIATION FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

     tual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD            SHARES/                             COST
      ACQUIRED            PAR            SECURITY           BASIS
      --------          -------          --------           -----
      October -            888    European Capital
      December, 2005              Limited -- Reg D         $10,715
      November -         4,259    Global Fuel Management        --
      December, 2005
      October, 2005         25    Harvey Weinstein Master
                                  L.P. -- Reg D             25,200
      April, 2000        6,325    SensAble Technologies,
                                  Inc. -- Reg D              4,000
      May - October,     2,839    US Airways Group,
      2005                        Inc. -- Reg D             46,077

     The aggregate value of these securities at January 31, 2006 was $110,960, which represents 0.95% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $352,375, which represents 3.00% of total net assets.

  W As of January 31, 2006 the Fund has future commitments to purchase an additional 2,712 shares in the amount of $27,119 EURO.

  + The cost of securities purchased on a when-issued basis at January 31, 2006 was $11,552.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell             $7,656          $7,668          2/2/2006              $12
Japanese Yen                                     Sell             1,604            1,617          2/1/2006               13
Japanese Yen                                     Sell               906              902          2/2/2006               (4)
Japanese Yen                                      Buy               313              313          2/3/2006               --
                                                                                                                        ---
                                                                                                                        $21
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD CAPITAL APPRECIATION II FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 92.6%
            BASIC MATERIALS -- 11.1%
      8     Agnico Eagle Mines Ltd. ..........................  $    192
      2     Akzo Nobel N.V. I.................................        73
      2     Albemarle Corp. ..................................        83
     52     Alcoa, Inc. ......................................     1,644
    218     Aluminum Corp. of China Ltd. I....................       202
      4     Aracruz Celulose S.A. ADR.........................       161
      1     Arch Coal, Inc. ..................................       129
      6     BHP Billiton Ltd. ADR.............................       246
     17     Boliden Ab I......................................       242
     32     Cameco Corp. .....................................     2,518
      2     Cemex S.A. de C.V. ADR............................       132
      6     Century Aluminum Co. B............................       219
     24     Companhia Vale do Rio Doce ADR....................     1,253
      6     Cytec Industries, Inc. ...........................       278
     10     Dow Chemical Co. .................................       435
      6     DuPont (E.I.) de Nemours & Co. ...................       251
     28     Eldorado Gold Corp. ..............................       144
      1     Engelhard Corp. ..................................        29
      6     First Quantum Minerals Ltd. ......................       221
      4     Freeport-McMoRan Copper & Gold, Inc. Class B......       232
     14     Gammon Lake Resources, Inc. B.....................       192
      7     Glamis Gold Ltd. B................................       221
      5     Goldcorp, Inc. ...................................       149
      1     Holcim Ltd. I.....................................        89
      1     Huntsman Corp. B..................................        13
     10     Inco Ltd. B.......................................       507
     29     International Uranium Corp. B.....................       177
     32     Jarden Corp. B....................................       787
     13     Kazakhmys plc B...................................       196
     26     Kinross Gold Corp. ...............................       297
      5     Lyondell Chemical Co. ............................       127
     17     Michelin (C.G.D.E.) Class B I.....................       998
      5     Newmont Mining Corp. .............................       279
    119     Paladin Resources Ltd. BI.........................       307
      1     Phelps Dodge Corp. ...............................       133
      6     Rio Tinto plc I...................................       288
     16     Smurfit-Stone Container Corp. B...................       201
      4     Tek Cominco Ltd. Class B..........................       267
      7     Temple-Inland, Inc. ..............................       319
      1     Titanium Metals Corp. B...........................        69
     38     UEX Corp. B.......................................       168
    110     Urasia Energy Ltd. ...............................       265
     17     Vedanta Resources plc I...........................       288
     14     Xstrata plc I.....................................       399
     27     Yamana Gold, Inc. ................................       220
     30     Zinifex Ltd. BI...................................       176
                                                                --------
                                                                  15,816
                                                                --------
            CAPITAL GOODS -- 3.6%
      3     3M Co. ...........................................       218
      1     ACCO Brands Corp. B...............................        12
      5     Boeing Co. .......................................       335
      6     Bucyrus International, Inc. ......................       349
      4     Caterpillar, Inc. ................................       295
     20     Goodrich Corp. ...................................       803
      2     Hydril Co. B......................................       198

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            CAPITAL GOODS -- (CONTINUED)
      4     Joy Global, Inc. .................................  $    233
      3     Kennametal, Inc. .................................       181
     31     Komatsu Ltd. I....................................       571
      3     National Oilwell Varco, Inc. B....................       262
      6     Parker-Hannifin Corp. ............................       419
     10     Teradyne, Inc. B..................................       181
     24     Tyco International Ltd. ..........................       628
     34     Xerox Corp. B.....................................       484
                                                                --------
                                                                   5,169
                                                                --------
            CONSUMER CYCLICAL -- 8.3%
     20     Abercrombie & Fitch Co. Class A...................     1,301
     15     American Axle & Manufacturing Holdings, Inc. .....       286
     17     Arris Group, Inc. B...............................       205
     18     Blockbuster, Inc. Class A.........................        73
     11     CBRL Group, Inc. .................................       461
      1     Centex Corp. .....................................        85
      5     Eddie Bauer Holdings, Inc. B......................        68
     46     Esprit Holdings Ltd. I............................       397
      8     Federated Department Stores, Inc. ................       561
     47     Foot Locker, Inc. ................................     1,077
     15     GameStop Corp. Class B B..........................       547
     11     Gap, Inc. ........................................       197
     18     Kohl's Corp. B....................................       786
     14     Lear Corp. .......................................       363
      7     Lotte Shopping Co. GDR M..........................       136
     10     Newell Rubbermaid, Inc. ..........................       236
     52     Obayashi Corp. I..................................       417
     30     Ruby Tuesday, Inc. ...............................       864
      7     Ryerson, Inc. ....................................       208
      9     Seven & I Holdings Co., Ltd. .....................       389
     17     Target Corp. .....................................       931
     22     Tiffany & Co. ....................................       830
      8     Tod's S.p.A. I....................................       563
      4     Toyota Motor Corp. I..............................       191
     16     TRW Automotive Holdings Corp. B...................       406
      4     Walter Industries.................................       247
                                                                --------
                                                                  11,825
                                                                --------
            CONSUMER STAPLES -- 3.8%
     16     Altria Group, Inc. ...............................     1,190
      7     Bunge Ltd. .......................................       389
     13     Imperial Tobacco Group plc I......................       399
     --     Lindt & Spruengli AG I............................       416
      2     Nestle S.A. I.....................................       548
     41     Origin Agritech Ltd. .............................       712
     17     Procter & Gamble Co. .............................       989
     18     Royal Numico N.V. BI..............................       825
                                                                --------
                                                                   5,468
                                                                --------
            ENERGY -- 8.9%
      8     Canadian Natural Resources........................       495
     52     Canwest Petroleum Corp. ..........................       251
     12     EOG Resources, Inc. ..............................     1,048
      9     Exxon Mobil Corp. ................................       559
     25     GlobalSantaFe Corp. ..............................     1,517
     14     Halliburton Co. ..................................     1,078
      5     Marathon Oil Corp. ...............................       400
      2     Nabors Industries Ltd. B..........................       180

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
     21     Newpark Resources, Inc. B.........................  $    192
     12     Noble Corp. ......................................       939
     10     Noble Energy, Inc. ...............................       458
      4     Occidental Petroleum Corp. .......................       433
      5     OPTI Canada, Inc. B...............................       193
     --     Petroleo Brasileiro S.A. ADR......................         9
      2     Schlumberger Ltd. ................................       204
     84     Seitel, Inc.. B...................................       209
      2     Southwestern Energy Co. B.........................        70
     12     Synenco Energy, Inc. .............................       266
      4     Talisman Energy, Inc. ............................       256
     10     Talisman Energy, Inc. ADR.........................       622
      8     Total S.A. ADR....................................     1,089
     20     UGI Corp. ........................................       429
      2     Valero Energy Corp. ..............................       148
      5     Weatherford International Ltd. B..................       246
      5     Woodside Petroleum Ltd. ..........................       182
     17     Worleyparsons Ltd. I..............................       185
     21     XTO Energy, Inc. .................................     1,024
                                                                --------
                                                                  12,682
                                                                --------
            FINANCE -- 14.5%
     27     ACE Ltd. .........................................     1,473
      7     Allstate Corp. ...................................       338
      4     AMBAC Financial Group, Inc. ......................       330
     17     American International Group, Inc. ...............     1,113
     48     Apollo Investment Corp. ..........................       866
      1     Axis Capital Holdings Ltd. .......................        36
     33     Banco Bilbao Vizcaya Argentaria S.A. I............       671
     47     Bank of America Corp. ............................     2,076
      1     Bank of Yokohama Ltd. I...........................         6
     15     Capital One Financial Corp. ......................     1,241
      7     CIT Group, Inc. ..................................       389
     32     Citigroup, Inc. ..................................     1,491
      4     Doral Financial Corp. ............................        38
      6     Erste Bank Der Oesterreichischen Sparkassen
              AG I............................................       311
      6     Everest Re Group Ltd. ............................       534
     11     Federal Home Loan Mortgage Corp. .................       775
      1     Genworth Financial, Inc. .........................        18
      4     Golden West Financial Corp. ......................       282
      4     Goldman Sachs Group, Inc. ........................       573
     12     ICICI Bank Ltd. ..................................       386
     78     Kerry Properties Ltd. I...........................       251
      3     KKR Financial Corp. ..............................        60
      5     LVMH Moet Hennessy Louis Vuitton S.A. I...........       434
      5     Mitsubishi Estate Co., Ltd. I.....................       116
     --     Mitsubishi UFJ Financial Group, Inc. I............       533
     13     Nasdaq Stock Market, Inc. B.......................       537
      6     Nuveen Investments, Inc. Class A..................       259
     15     Platinum Underwriters Holdings Ltd. ..............       463
     14     Royal Bank of Scotland Group plc I................       418
     17     Shinsei Bank Ltd. I...............................       113
     38     Shizuoka Bank Ltd. I..............................       388
     11     Solidere GDR Reg S................................       298
     16     UBS AG............................................     1,752
      7     UBS AG I..........................................       764
      3     Unibail I.........................................       381

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
     77     UniCredito Italiano S.p.A. I......................  $    547
      1     Wachovia Corp. ...................................        55
      5     Wellpoint, Inc. B.................................       353
                                                                --------
                                                                  20,669
                                                                --------
            HEALTH CARE -- 12.6%
     12     Amgen, Inc. B.....................................       889
      5     Amylin Pharmaceuticals, Inc. B....................       195
      7     Astellas Pharma, Inc. I...........................       269
     20     AstraZeneca plc ADR...............................       978
     12     Cardinal Health, Inc. ............................       879
     16     Cephalon, Inc. B..................................     1,113
      5     Cie Generale d'Optique Essilor International
              S.A. I..........................................       434
     19     Covance, Inc. B...................................     1,074
     28     Digene Corp. B....................................       915
      8     Eisai Co., Ltd. I.................................       324
     19     Endo Pharmaceuticals Holdings, Inc. B.............       551
      9     GlaxoSmithKline plc I.............................       232
     10     GlaxoSmithKline plc ADR...........................       523
      5     ICOS Corp. B......................................       134
     21     Impax Laboratories, Inc. B........................       211
     16     Lilly (Eli) & Co. ................................       883
     21     Medtronic, Inc. ..................................     1,203
     16     Pharmaceutical Product Development, Inc. .........     1,100
      2     Roche Holding AG I................................       362
      7     Sanofi-Aventis S.A. I.............................       666
     23     Sanofi-Aventis S.A. ADR...........................     1,044
     99     Schering-Plough Corp. ............................     1,888
     56     Shionogi & Co., Ltd. I............................       838
      5     Teva Pharmaceutical Industries Ltd. ADR...........       199
      6     Vertex Pharmaceuticals, Inc. B....................       214
     17     Wyeth.............................................       805
                                                                --------
                                                                  17,923
                                                                --------
            SERVICES -- 6.4%
      9     Bankrate, Inc. B..................................       357
      5     CBS Corp. Class B.................................       126
     11     Comcast Corp. Class A B...........................       293
     28     Comcast Corp. Special Class A B...................       768
      9     Dow Jones & Co., Inc. ............................       354
     14     DreamWorks Animation SKG, Inc. B..................       370
      1     Fluor Corp. ......................................       123
      3     Grupo Televisa S.A. ADR...........................       209
      5     Harrah's Entertainment, Inc. .....................       390
     18     Hilton Hotels Corp. ..............................       446
      6     Liberty Global, Inc. Class A B....................       133
      8     Liberty Global, Inc. Class C B....................       156
     22     News Corp. Class A................................       340
      3     Opap S.A. I.......................................       108
      4     R.H. Donnelley Corp. B............................       262
     11     Reynolds & Reynolds Co. Class A...................       324
      9     SAP AG ADR........................................       467
    131     Sirius Satellite Radio, Inc. B....................       744
     22     Starwood Hotels & Resorts Worldwide, Inc. B.......     1,320
     48     Sun Microsystems, Inc. B..........................       214
     12     Team, Inc. B......................................       371
     25     Time Warner, Inc. ................................       438
     64     Unisys Corp. B....................................       425

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      5     Viacom, Inc. Class B B............................  $    199
      5     Walt Disney Co. ..................................       119
                                                                --------
                                                                   9,056
                                                                --------
            TECHNOLOGY -- 18.2%
      6     Adobe Systems, Inc. ..............................       227
      4     America Movil S.A. de C.V. ADR....................       129
     13     Arrow Electronics, Inc. B.........................       454
     44     Cinram International, Inc. .......................     1,115
     82     Cisco Systems, Inc. B.............................     1,528
      9     Compuware Corp. B.................................        73
     84     Corning, Inc. B...................................     2,042
     25     Electronic Arts, Inc. B...........................     1,375
     44     EMC Corp. B.......................................       595
     17     Fairchild Semiconductor International, Inc. B.....       339
     23     Flextronics International Ltd. B..................       237
     40     General Electric Co. .............................     1,323
      2     Google, Inc. B....................................       997
      4     Hewlett-Packard Co. ..............................       118
     14     Koninklijke (Royal) Philips Electronics N.V. I....       468
      3     Lam Research Corp. B..............................       121
      6     Lockheed Martin Corp. ............................       379
     12     Mercury Interactive Corp. B.......................       400
     82     Microsoft Corp. ..................................     2,308
      6     NCR Corp. B.......................................       223
     40     Network Appliance, Inc. B.........................     1,242
      2     QLogic Corp. B....................................        92
      9     Qualcomm, Inc. ...................................       412
      1     Red Hat, Inc. B...................................        23
     20     Rockwell Collins, Inc. ...........................       924
      1     Samsung Electronics Co., Ltd. I...................     1,138
     19     Seagate Technology................................       490
     10     Sony Corp. I......................................       500
     10     Sony Corp. ADR....................................       489
     37     Sprint Nextel Corp. ..............................       844
     14     Tektronix, Inc. ..................................       422
      4     Telefonaktiebolaget LM Ericsson ADR...............       136
     44     THQ, Inc. B.......................................     1,145
     24     Turkcell Iletisim Hizmet ADR......................       410
      7     Varian Semiconductor Equipment Associates,
              Inc. B..........................................       362
     51     Verifone Holdings, Inc. B.........................     1,307
     12     Verizon Communications, Inc. .....................       377
      9     Vishay Intertechnology, Inc. B....................       139
     27     Yahoo!, Inc. B....................................       941
                                                                --------
                                                                  25,844
                                                                --------
            TRANSPORTATION -- 3.7%
     11     ACE Aviation Holdings, Inc. B.....................       331
     18     AirTran Holdings, Inc. B..........................       300
     14     AMR Corp. B.......................................       313
      7     Canadian Pacific Railway Ltd. ....................       322

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TRANSPORTATION -- (CONTINUED)
      4     Carnival Corp. ...................................  $    186
     15     Continental Airlines, Inc. B......................       322
      3     Freighter America, Inc. ..........................       163
     50     GOL Linhas Aereas Inteligentes S.A. ADR...........     1,501
     19     Knight Transportation, Inc. ......................       394
      8     Pinnacle Airlines Corp. B.........................        51
      5     US Airways Group, Inc. B..........................       147
     23     Yellow Roadway Corp. B............................     1,166
                                                                --------
                                                                   5,196
                                                                --------
            UTILITIES -- 1.5%
      3     Constellation Energy Group, Inc. .................       176
     23     Fortum I..........................................       510
     39     Santos Ltd. I.....................................       385
     25     Suntech Power Holdings ADR B......................     1,062
                                                                --------
                                                                   2,133
                                                                --------
            Total common stock
              (cost $118,046).................................  $131,781
                                                                --------
PREFERRED STOCKS -- 0.3%
            ENERGY -- 0.3%
      4     Petroleo Brasileiro S.A. ADR......................  $    373
                                                                --------
            Total preferred stocks
              (cost $253).....................................  $    373
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.0%
            REPURCHASE AGREEMENTS -- 5.0%
 $1,868     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $  1,868
  1,608     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     1,608
    273     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       273
    402     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       402
  2,980     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     2,980
                                                                --------
            Total short-term investments
              (cost $7,131)...................................  $  7,131
                                                                --------
            Total investments in securities
              (cost $125,430) O...............................  $139,285
            Other assets & liabilities........................     3,068
                                                                --------
            Total net assets..................................  $142,353
                                                                ========

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 28.88% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $18,741, which represents 13.17% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $125,563 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $15,201
      Unrealized depreciation.........................   (1,479)
                                                        -------
      Net unrealized appreciation.....................  $13,722
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.
  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $136, which represents 0.10% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                          MARKET         CONTRACT             DELIVERY              APPRECIATION
DESCRIPTION                           TRANSACTION         VALUE           AMOUNT                DATE               (DEPRECIATION)
-----------                           -----------         ------         --------             --------             --------------
Australian Dollar                         Buy              $190            $189           February 3, 2006              $ 1
British Pound                             Buy                 3               3           February 2, 2006               --
British Pound                             Buy                 6               6           February 3, 2006               --
Canadian Dollar                           Buy                10              10           February 1, 2006               --
Canadian Dollar                           Buy                10              10           February 2, 2006               --
Canadian Dollar                           Buy                 3               3           February 3, 2006               --
Euro                                      Buy               123             122           February 2, 2006                1
Euro                                      Buy                36              36           February 3, 2006               --
Hong Kong Dollars                         Buy                64              64           February 1, 2006               --
Hong Kong Dollars                         Buy                21              21           February 2, 2006               --
Japanese Yen                              Buy                 7               7           February 2, 2006               --
Japanese Yen                              Buy                37              37           February 3, 2006               --
Japanese Yen                             Sell                 8               8           February 1, 2006               --
Japanese Yen                             Sell                 8               8           February 3, 2006               --
Swedish Krona                            Sell               278             276           February 1, 2006               (2)
Swiss Francs                              Buy                32              32           February 1, 2006               --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.6%
EQUITY FUNDS -- 40.5%
    250     Hartford Capital Appreciation Fund, Class Y.......  $  9,961
    420     Hartford Disciplined Equity Fund, Class Y.........     5,371
    192     Hartford Global Leaders Fund, Class Y.............     3,827
    280     Hartford International Capital Appreciation Fund,
              Class Y.........................................     3,997
    262     Hartford International Opportunities Fund, Class
              Y...............................................     4,039
    180     Hartford International Small Company Fund, Class
              Y...............................................     2,658
    346     Hartford MidCap Value Fund, Class Y...............     4,909
    184     Hartford SmallCap Growth Fund, Class Y B..........     6,068
    332     Hartford Stock Fund, Class Y......................     6,853
    360     Hartford Value Opportunities Fund, Class Y........     6,131
                                                                --------
            Total equity funds
              (cost $47,997)..................................  $ 53,814
                                                                --------
FIXED INCOME FUNDS -- 56.0%
    588     Hartford Floating Rate Fund, Class Y..............  $  5,944
  1,057     Hartford High Yield Fund, Class Y.................     8,274
    225     Hartford Income Fund, Class Y.....................     2,320
  1,651     Hartford Inflation Plus Fund, Class Y.............    17,513
  2,000     Hartford Short Duration Fund, Class Y.............    19,683
  1,935     Hartford Total Return Bond Fund, Class Y..........    20,702
                                                                --------
            Total fixed income funds
              (cost $75,796)..................................  $ 74,436
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
MONEY MARKET FUND -- 3.1%
  4,089     Hartford Money Market Fund, Class Y...............  $  4,089
                                                                --------
            Total money market fund
              (cost $4,089)...................................  $  4,089
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $127,882) O...............................  $132,339
            Other assets & liabilities........................       491
                                                                --------
            Total net assets..................................  $132,830
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $128,009 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 5,691
      Unrealized depreciation.........................   (1,361)
                                                        -------
      Net unrealized appreciation.....................  $ 4,330
                                                        =======

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 2.1%
     65     Goodyear Tire & Rubber Co. B......................  $  1,009
    122     Kimberly-Clark Corp. .............................     6,969
                                                                --------
                                                                   7,978
                                                                --------
            CAPITAL GOODS -- 5.9%
     48     3M Co. ...........................................     3,470
     65     Caterpillar, Inc. ................................     4,386
    185     Ingersoll-Rand Co. Class A........................     7,281
     71     Parker-Hannifin Corp. ............................     5,357
     54     Pitney Bowes, Inc. ...............................     2,300
                                                                --------
                                                                  22,794
                                                                --------
            CONSUMER CYCLICAL -- 6.3%
     26     Abercrombie & Fitch Co. Class A...................     1,700
     39     Centex Corp. .....................................     2,788
    181     D.R. Horton, Inc. ................................     6,751
    137     Michaels Stores, Inc. ............................     4,594
    128     Office Depot, Inc. B..............................     4,237
    137     Supervalu, Inc. ..................................     4,371
                                                                --------
                                                                  24,441
                                                                --------
            CONSUMER STAPLES -- 7.7%
    169     Altria Group, Inc. ...............................    12,240
    164     General Mills, Inc. ..............................     7,982
     46     Procter & Gamble Co. .............................     2,723
     99     Weyerhaeuser Co. .................................     6,906
                                                                --------
                                                                  29,851
                                                                --------
            ENERGY -- 10.0%
     90     Chesapeake Energy Corp. ..........................     3,150
    101     Chevron Corp. ....................................     6,021
    155     ConocoPhillips....................................    10,022
     56     Devon Energy Corp. ...............................     3,806
    119     Exxon Mobil Corp. ................................     7,486
     34     Sunoco, Inc. .....................................     3,218
     83     Valero Energy Corp. ..............................     5,207
                                                                --------
                                                                  38,910
                                                                --------
            FINANCE -- 22.2%
    122     ACE Ltd. .........................................     6,663
     21     Aetna, Inc. ......................................     1,984
    308     Bank of America Corp. ............................    13,610
     96     Capital One Financial Corp. ......................     8,005
    344     Citigroup, Inc. ..................................    16,021
     81     Countrywide Financial Corp. ......................     2,695
     30     Everest Re Group Ltd. ............................     2,880
     42     Goldman Sachs Group, Inc. ........................     5,890
     54     Lehman Brothers Holdings, Inc. ...................     7,612
     74     MBIA, Inc. .......................................     4,580
    184     St. Paul Travelers Cos., Inc. ....................     8,341
     51     State Street Corp. ...............................     3,090
     80     UnitedHealth Group, Inc. .........................     4,748
                                                                --------
                                                                  86,119
                                                                --------
            HEALTH CARE -- 11.8%
    150     Abbott Laboratories...............................     6,485
     82     Amgen, Inc. B.....................................     5,970

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
     14     Amylin Pharmaceuticals, Inc. B....................  $    572
     62     Cardinal Health, Inc. ............................     4,481
     20     Cephalon, Inc. B..................................     1,389
     47     Forest Laboratories, Inc. B.......................     2,152
     52     Genzyme Corp. B...................................     3,661
     71     Gilead Sciences, Inc. B...........................     4,297
    191     King Pharmaceuticals, Inc. B......................     3,581
    152     McKesson Corp. ...................................     8,062
     87     Pfizer, Inc. .....................................     2,243
     65     Wyeth.............................................     3,007
                                                                --------
                                                                  45,900
                                                                --------
            SERVICES -- 8.7%
    148     Accenture Ltd. Class A............................     4,660
     78     CBS Corp. Class B.................................     2,038
     97     Cendant Corp. ....................................     1,620
     53     Comcast Corp. Class A B...........................     1,476
    122     IMS Health, Inc. .................................     2,996
     43     Omnicom Group, Inc. ..............................     3,492
    411     Time Warner, Inc. ................................     7,206
     20     Univision Communications, Inc. Class A B..........       643
     78     Viacom, Inc. Class B B............................     3,235
    150     Waste Management, Inc. ...........................     4,744
     69     XM Satellite Radio Holdings, Inc. Class A B.......     1,814
                                                                --------
                                                                  33,924
                                                                --------
            TECHNOLOGY -- 19.9%
     72     Alltel Corp. .....................................     4,346
     39     CenturyTel, Inc. .................................     1,302
    419     Cisco Systems, Inc. B.............................     7,774
     --     Computer Associates International, Inc. ..........        --
    225     Corning, Inc. B...................................     5,471
    143     Dell, Inc. B......................................     4,197
    148     First Data Corp. .................................     6,666
    139     General Electric Co. .............................     4,552
    139     Hewlett-Packard Co. ..............................     4,334
    115     Intel Corp. ......................................     2,437
     77     International Business Machines Corp. ............     6,236
     43     Lam Research Corp. B..............................     2,010
     59     Lockheed Martin Corp. ............................     4,005
    589     Microsoft Corp. ..................................    16,590
     85     Motorola, Inc. ...................................     1,928
     86     Qualcomm, Inc. ...................................     4,129
     17     Whirlpool Corp. ..................................     1,331
                                                                --------
                                                                  77,308
                                                                --------
            TRANSPORTATION -- 1.1%
     37     General Dynamics Corp. ...........................     4,282
                                                                --------
            UTILITIES -- 2.2%
     61     Exelon Corp. .....................................     3,498
     38     FirstEnergy Corp. ................................     1,914
     84     PG&E Corp. .......................................     3,138
                                                                --------
                                                                   8,550
                                                                --------
            Total common stock
              (cost $333,933).................................  $380,057
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE U
---------                                                       --------
 SHORT-TERM INVESTMENTS -- 2.0%
            REPURCHASE AGREEMENTS -- 2.0%
 $2,070     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $  2,070
    302     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       302
  1,782     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     1,782
    445     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       445
  3,302     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     3,302
                                                                --------
            Total short-term investments
              (cost $7,901)...................................  $  7,901
                                                                --------
            Total investments in securities
              (cost $341,834) O...............................  $387,958
            Other assets & liabilities........................       158
                                                                --------
            Total net assets..................................  $388,116
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  O At January 31, 2006, the cost of securities for federal income tax purposes is $342,539 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $51,387
      Unrealized depreciation.........................   (5,968)
                                                        -------
      Net unrealized appreciation.....................  $45,419
                                                        =======

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD DIVIDEND AND GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.3%
            BASIC MATERIALS -- 8.3%
   1,743    Alcoa, Inc. ......................................  $   54,908
     213    Bowater, Inc. ....................................       5,810
     463    Companhia Vale do Rio Doce ADR....................      23,760
   1,411    DuPont (E.I.) de Nemours & Co. ...................      55,247
   1,011    International Paper Co. ..........................      32,982
     541    Kimberly-Clark Corp. .............................      30,896
     154    Rio Tinto plc ADR.................................      31,469
     350    Rohm & Haas Co. ..................................      17,810
                                                                ----------
                                                                   252,882
                                                                ----------
            CAPITAL GOODS -- 5.4%
     256    Caterpillar, Inc. ................................      17,403
     499    Deere & Co. ......................................      35,780
     510    Parker-Hannifin Corp. ............................      38,635
     530    Pitney Bowes, Inc. ...............................      22,669
     374    United Technologies Corp. ........................      21,801
   1,905    Xerox Corp. B.....................................      27,255
                                                                ----------
                                                                   163,543
                                                                ----------
            CONSUMER CYCLICAL -- 4.2%
     340    Avery Dennison Corp. .............................      20,330
     804    Family Dollar Stores, Inc. .......................      19,261
     167    Genuine Parts Co. ................................       7,094
     658    Ltd. Brands, Inc. ................................      15,559
   1,219    McDonald's Corp. .................................      42,667
     470    Wal-Mart Stores, Inc. ............................      21,690
                                                                ----------
                                                                   126,601
                                                                ----------
            CONSUMER STAPLES -- 7.0%
     746    Altria Group, Inc. ...............................      53,987
     153    Bunge Ltd. .......................................       8,997
     803    Coca-Cola Co. ....................................      33,232
     335    General Mills, Inc. ..............................      16,299
     708    Procter & Gamble Co. .............................      41,948
     876    Tyson Foods, Inc. Class A.........................      12,557
     663    Weyerhaeuser Co. .................................      46,258
                                                                ----------
                                                                   213,278
                                                                ----------
            ENERGY -- 17.1%
     269    Anadarko Petroleum Corp. .........................      28,982
     686    BP plc ADR........................................      49,576
   1,403    Chevron Corp. ....................................      83,298
     484    ConocoPhillips....................................      31,321
     945    EnCana Corp. .....................................      47,103
   1,756    Exxon Mobil Corp. ................................     110,190
      82    Occidental Petroleum Corp. .......................       7,973
     706    Royal Dutch Shell plc.............................      48,086
     275    Schlumberger Ltd. ................................      35,049
     566    Total S.A. ADR....................................      78,336
                                                                ----------
                                                                   519,914
                                                                ----------
            FINANCE -- 17.1%
     435    ACE Ltd. .........................................      23,838
      94    Allstate Corp. ...................................       4,877
     630    American International Group, Inc. ...............      41,220
   2,130    Bank of America Corp. ............................      94,220
   1,687    Citigroup, Inc. ..................................      78,599
     522    Federal Home Loan Mortgage Corp. .................      35,436

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     604    JP Morgan Chase & Co. ............................  $   24,010
     539    Marsh & McLennan Cos., Inc. ......................      16,365
     415    MBIA, Inc. .......................................      25,532
     570    Merrill Lynch & Co., Inc. ........................      42,775
     445    Metlife, Inc. H...................................      22,316
     268    PNC Financial Services Group, Inc. ...............      17,382
     604    State Street Corp. ...............................      36,536
     712    Synovus Financial Corp. ..........................      19,693
     372    UBS AG............................................      40,441
                                                                ----------
                                                                   523,240
                                                                ----------
            HEALTH CARE -- 8.2%
   1,369    Abbott Laboratories...............................      59,055
     463    AstraZeneca plc ADR...............................      22,530
     320    Baxter International, Inc. .......................      11,774
   1,182    Bristol-Myers Squibb Co. .........................      26,929
     984    Lilly (Eli) & Co. ................................      55,731
   2,397    Schering-Plough Corp. ............................      45,897
     608    Wyeth.............................................      28,139
                                                                ----------
                                                                   250,055
                                                                ----------
            SERVICES -- 6.0%
     480    Accenture Ltd. Class A............................      15,141
     264    CBS Corp. Class B.................................       6,892
     791    Comcast Corp. Class A B...........................      21,993
     507    Comcast Corp. Special Class A B...................      14,040
     171    Harrah's Entertainment, Inc. .....................      12,549
     544    New York Times Co. Class A H......................      15,401
     407    Sun Microsystems, Inc. B..........................       1,829
   1,929    Time Warner, Inc. ................................      33,807
     362    Viacom, Inc. Class B B............................      15,005
     360    Warner Music Group Corp. .........................       7,240
   1,232    Waste Management, Inc. ...........................      38,900
                                                                ----------
                                                                   182,797
                                                                ----------
            TECHNOLOGY -- 14.6%
   2,551    AT&T, Inc. .......................................      66,198
     341    BellSouth Corp. ..................................       9,805
   1,053    EMC Corp. B.......................................      14,106
     166    Emerson Electric Co. .............................      12,880
     459    First Data Corp. .................................      20,714
   2,368    General Electric Co. .............................      77,555
     690    International Business Machines Corp. ............      56,073
     225    Lockheed Martin Corp. ............................      15,194
   2,017    Microsoft Corp. ..................................      56,790
   1,704    Motorola, Inc. ...................................      38,698
   1,235    Sprint Nextel Corp. ..............................      28,258
     844    Verizon Communications, Inc. .....................      26,735
     263    Whirlpool Corp. ..................................      21,195
                                                                ----------
                                                                   444,201
                                                                ----------
            TRANSPORTATION -- 4.3%
     723    CSX Corp. ........................................      38,708
     317    General Dynamics Corp. ...........................      36,921
   1,320    Southwest Airlines Co. ...........................      21,730
     382    Union Pacific Corp. ..............................      33,801
                                                                ----------
                                                                   131,160
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 5.1%
     381    Dominion Resources, Inc. .........................  $   28,807
   1,006    Exelon Corp. .....................................      57,757
     786    FPL Group, Inc. ..................................      32,830
     376    Pinnacle West Capital Corp. ......................      16,026
     482    Progress Energy, Inc. ............................      21,012
                                                                ----------
                                                                   156,432
                                                                ----------
            Total common stock
              (cost $2,463,513)...............................  $2,964,103
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.8%
            REPURCHASE AGREEMENTS -- 2.7%
 $21,810    Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $   21,810
   3,187    Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       3,187
  18,773    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      18,773
   4,693    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       4,693
  34,786    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      34,786
                                                                ----------
                                                                    83,249
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.1%
  32,300    BNY Institutional Cash Reserve Fund...............  $   32,300
                                                                ----------
            Total Short-Term Investments
              (cost $115,549).................................  $  115,549
                                                                ----------
            Total investments in securities
              (cost $2,579,062) O.............................  $3,079,652
            Other assets & liabilities........................     (34,577)
                                                                ----------
            Total net assets..................................  $3,045,075
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.21% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $2,584,420 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $550,379
      Unrealized depreciation........................   (55,147)
                                                       --------
      Net unrealized appreciation....................  $495,232
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 9.4%
     78     Air Products and Chemicals, Inc. .................  $  4,806
    299     Alcoa, Inc. ......................................     9,424
    302     Dow Chemical Co. .................................    12,767
    150     DuPont (E.I.) de Nemours & Co. ...................     5,856
     75     International Paper Co. ..........................     2,447
    114     Kimberly-Clark Corp. .............................     6,536
     92     PPG Industries, Inc. .............................     5,446
                                                                --------
                                                                  47,282
                                                                --------
            CAPITAL GOODS -- 8.0%
     38     3M Co. ...........................................     2,735
    417     Caterpillar, Inc. ................................    28,333
    117     Pitney Bowes, Inc. ...............................     5,009
     62     Rockwell Automation, Inc. ........................     4,082
                                                                --------
                                                                  40,159
                                                                --------
            CONSUMER STAPLES -- 9.8%
    178     Altria Group, Inc. ...............................    12,840
    162     Campbell Soup Co. ................................     4,837
     89     Colgate-Palmolive Co. ............................     4,891
     63     Diageo plc ADR....................................     3,799
    105     General Mills, Inc. ..............................     5,115
     50     Heinz (H.J.) Co. .................................     1,688
    168     Kellogg Co. ......................................     7,188
     83     PepsiCo, Inc. ....................................     4,740
     60     Weyerhaeuser Co. .................................     4,207
                                                                --------
                                                                  49,305
                                                                --------
            ENERGY -- 12.3%
    147     BP plc ADR........................................    10,630
    350     ConocoPhillips....................................    22,675
    373     Exxon Mobil Corp. ................................    23,388
     70     Royal Dutch Shell plc ADR.........................     5,006
                                                                --------
                                                                  61,699
                                                                --------
            FINANCE -- 30.7%
    133     ACE Ltd. .........................................     7,293
     89     Allstate Corp. ...................................     4,617
    530     Bank of America Corp. ............................    23,448
    100     Chubb Corp. ......................................     9,447
    442     Citigroup, Inc. ..................................    20,584
     53     Comerica, Inc. ...................................     2,912
     25     General Growth Properties, Inc. ..................     1,269
    268     J.P. Morgan Chase & Co. ..........................    10,669
    174     Merrill Lynch & Co., Inc. ........................    13,089
    165     National City Corp. ..............................     5,643
    174     PNC Financial Services Group, Inc. ...............    11,301
    196     SunTrust Banks, Inc. .............................    14,003
    213     U.S. Bancorp......................................     6,376
     53     UBS AG............................................     5,745
     93     Wachovia Corp. ...................................     5,098
     68     Washington Mutual, Inc. ..........................     2,866
    145     Wells Fargo & Co. ................................     9,017
                                                                --------
                                                                 153,377
                                                                --------
            HEALTH CARE -- 8.3%
    163     Abbott Laboratories...............................     7,012
    103     AstraZeneca plc ADR...............................     5,029

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
    191     Baxter International, Inc. .......................  $  7,030
    140     Bristol-Myers Squibb Co. .........................     3,191
    226     Pfizer, Inc. .....................................     5,801
    296     Wyeth.............................................    13,679
                                                                --------
                                                                  41,742
                                                                --------
            SERVICES -- 0.8%
     64     Gannett Co., Inc. ................................     3,932
                                                                --------
            TECHNOLOGY -- 8.3%
    637     AT&T, Inc. .......................................    16,529
    239     BellSouth Corp. ..................................     6,872
    278     General Electric Co. .............................     9,098
    224     Sprint Nextel Corp. ..............................     5,118
    133     Verizon Communications, Inc. .....................     4,210
                                                                --------
                                                                  41,827
                                                                --------
            UTILITIES -- 11.4%
    128     Consolidated Edison, Inc. ........................     6,031
     47     Constellation Energy Group, Inc. .................     2,721
    161     Dominion Resources, Inc. .........................    12,130
     31     Entergy Corp. ....................................     2,155
    131     Exelon Corp. .....................................     7,522
    290     FPL Group, Inc. ..................................    12,137
     30     PPL Corp. ........................................       892
    114     SCANA Corp. ......................................     4,588
    135     Southern Co. .....................................     4,705
     80     TXU Corp. ........................................     4,036
                                                                --------
                                                                  56,917
                                                                --------
            Total common stock
              (cost $448,410).................................  $496,240
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 0.8%
            REPURCHASE AGREEMENTS -- 0.8%
 $  988     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    988
    144     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       144
    851     Deutsche Bank Securities TriParty Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       851
    213     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       213
  1,577     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     1,577
                                                                --------
            Total short-term investments
              (cost $3,773)...................................  $  3,773
                                                                --------
            Total investments in securities
              (cost $452,183) O...............................  $500,013
            Other assets & liabilities........................       923
                                                                --------
            Total net assets..................................  $500,936
                                                                ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.03% of total net assets at January 31, 2006.

  @@ At January 31, 2006, the cost of securities for federal income tax purposes is $452,252 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                           $55,307
      Unrealized depreciation                            (7,546)
                                                        -------
      Net unrealized appreciation                       $47,761
                                                        =======

  O For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE     EXPIRATION DATE
                                                                      -------------        -----------     ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                         5.50%            2035
                                                                    FNMA                          5.50%            2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond            5.25%            2029
      Deutsche Bank Securities Triparty Joint Repurchase            FNMA                  4.00% - 6.00%     2018 - 2035
        Agreement.................................................
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase          FHLMC                 4.50% - 7.00%     2018 - 2035
        Agreement.................................................
                                                                    FNMA                  4.50% - 6.50%     2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%    2006 - 2036

 THE HARTFORD FLOATING RATE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.0%
            FINANCE -- 1.0%
 $2,000     CS First Boston Mortgage Securities Corp.,
              6.17%, 11-15-2019 MK............................  $  2,000
  1,500     Lehman Brothers Commercial Mortgage Corp.,
              6.12%, 7-15-2019 MK.............................     1,505
  2,250     Wachovia Bank Commercial Mortgage Trust,
              7.22%, 1-15-2018 MK.............................     2,252
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $5,755)...................................  $  5,757
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 3.7%
            BASIC MATERIALS -- 1.0%
  2,000     Airgas, Inc.,
              9.125%, 10-1-2011...............................  $  2,128
  3,500     Nova Chemicals Corp.,
              7.56%, 11-15-2013 MK............................     3,544
                                                                --------
                                                                   5,672
                                                                --------
            CONSUMER STAPLES -- 0.2%
  1,150     Pilgrim's Pride Corp.,
              9.625%, 9-15-2011...............................     1,219
                                                                --------
            FINANCE -- 0.9%
  1,500     Ford Motor Credit Co.,
              6.17%, 1-15-2010 K..............................     1,350
  4,000     General Motors Acceptance Corp.,
              5.24%, 5-18-2006 K..............................     3,984
                                                                --------
                                                                   5,334
                                                                --------
            SERVICES -- 0.4%
  2,000     C&M Finance Ltd.,
              7.31%, 2-1-2016 MZ..............................     2,015
                                                                --------
            TECHNOLOGY -- 1.2%
  3,000     MCI, Inc.,
              7.69%, 5-1-2009.................................     3,094
  2,000     Rogers Wireless, Inc.,
              7.62%, 12-15-2010 K.............................     2,063
  1,500     Sanmina-SCI Corp.,
              10.375%, 1-15-2010..............................     1,644
                                                                --------
                                                                   6,801
                                                                --------
            Total corporate bonds: investment grade
              (cost $21,090)..................................  $ 21,041
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 7.8%
            BASIC MATERIALS -- 2.3%
  3,500     Abitibi Consolidated, Inc.,
              7.99%, 6-15-2011 K..............................  $  3,360
  3,000     Bowater, Inc.,
              7.49%, 3-15-2010 K..............................     2,955
  3,000     Lyondell Chemical Co.,
              11.125%, 7-15-2012..............................     3,368

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $1,500     MacDermid, Inc.,
              9.125%, 7-15-2011...............................  $  1,588
  2,000     Playtex Products, Inc.,
              9.375%, 6-1-2011................................     2,103
                                                                --------
                                                                  13,374
                                                                --------
            CONSUMER CYCLICAL -- 0.9%
  2,000     GSC Holdings Corp.,
              8.40%, 10-1-2011 MK.............................     2,020
  3,000     Levi Strauss & Co.,
              9.28%, 4-1-2012 K...............................     3,075
                                                                --------
                                                                   5,095
                                                                --------
            FINANCE -- 0.4%
  2,000     Crescent Real Estate Equities L.P.,
              9.25%, 4-15-2009................................     2,085
                                                                --------
            SERVICES -- 1.8%
  3,000     Aztar Corp.,
              9.00%, 8-15-2011................................     3,184
  5,500     Cablevision Systems Corp.,
              8.72%, 4-1-2009 K...............................     5,617
  1,500     Primedia, Inc.,
              9.72%, 5-15-2010 K..............................     1,449
                                                                --------
                                                                  10,250
                                                                --------
            TECHNOLOGY -- 1.9%
  2,000     Dobson Cellular Systems,
              8.375%, 11-1-2011...............................     2,130
  2,000     Dobson Cellular Systems,
              9.00%, 11-1-2011 K..............................     2,080
  2,500     Qwest Communications International,
              7.84%, 2-15-2009 K..............................     2,538
  2,390     Qwest Corp.,
              7.74%, 6-15-2013 MK.............................     2,578
    548     Solectron Corp.,
              7.375%, 3-1-2006................................       548
  1,000     Time Warner Telecom Holdings, Inc.,
              8.34%, 2-15-2011 K..............................     1,018
                                                                --------
                                                                  10,892
                                                                --------
            UTILITIES -- 0.5%
  3,000     Calpine Generating Co.,
              8.32%, 4-1-2009 XK..............................     3,105
                                                                --------
            Total corporate bonds: non-investment grade
              (cost $44,839)..................................  $ 44,801
                                                                --------
SENIOR FLOATING RATE LOAN INTERESTS #  -- 89.3%
            BASIC MATERIALS -- 14.3%
    125     Basell Finance Co., Term Loan B4,
              6.91%, 9-15-2013 Z..............................  $    126
    625     Basell Finance Co., Term Loan B2,
              6.91%, 9-15-2013 Z..............................       632
    125     Basell Finance Co., Term Loan C4,
              7.67%, 9-15-2013 Z..............................       126
    625     Basell Finance Co., Term Loan C2,
              7.67%, 9-15-2013 Z..............................       632
  1,000     Brenntag AG,
              10.92%, 12-22-2012 Z............................     1,026

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS #  -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
 $  196     Brenntag Group, Term Loan,
              7.07%, 1-12-2014 G+.............................  $    199
    804     Brenntag Group, Term Loan B2,
              7.07%, 1-12-2014 G+.............................       815
  3,913     Calumet Lubricants Company, LP,
              7.78%, 12-1-2012 Z+.............................     3,952
  1,667     Calumet Lubricants Company, LP,
              7.92%, 12-1-2012 Z+.............................     1,683
  1,500     Carl Zeiss Vision,
              7.45%, 4-13-2014 Z..............................     1,508
  3,990     Celanese Holdings LLC,
              6.49%, 4-6-2011 Z...............................     4,032
    995     Coffeyville Resources,
              7.03%, 7-5-2012 Z...............................     1,007
  2,000     Coffeyville Resources,
              11.06%, 7-8-2013 G+.............................     2,068
  1,000     Crown Holdings, Inc.,
              6.00%, 11-15-2012 Z.............................     1,005
  2,500     Eastman Kodak Co.,
              6.70%, 10-19-2012 Z.............................     2,513
  5,000     Goodyear Tire & Rubber,
              7.02%, 4-30-2010 Z..............................     5,044
  2,500     Goodyear Tire & Rubber,
              7.78% , 4-30-2010 Z+............................     2,502
  3,992     Graham Packaging Co. L.P.,
              6.75%, 10-7-2011 Z..............................     4,037
  2,500     Graham Packaging Co. L.P.,
              8.67%, 4-7-2012 Z...............................     2,551
  1,915     Graphic Packaging,
              6.87%, 8-8-2010 Z...............................     1,941
  1,154     Hexion Specialty Chemicals,
              7.06%, 5-31-2012 Z..............................     1,170
    836     Hexion Specialty Chemicals,
              7.13%, 5-31-2012 Z..............................       848
  7,629     Huntsman International, Inc.,
              6.20%, 8-16-2012 Z+.............................     7,662
    500     Ineos Group,
              6.53%, 2-1-2013 G+..............................       608
  2,750     Ineos Group, Term Loan C2,
              6.93%, 2-1-2013 G+..............................     2,750
  2,750     Ineos Group, Term Loan B2,
              6.93%, 2-1-2013 G+..............................     2,750
    972     Innophos, Inc.,
              6.73%, 8-1-2010 Z...............................       983
  3,908     Jarden Corp.,
              6.25%, 1-24-2012 Z+.............................     3,922
  1,000     Jarden Corp.,
              6.30%, 1-24-2012 Z..............................     1,002
  2,509     Jarden Corp.,
              6.46%, 1-24-2012 Z..............................     2,526
    995     Mega Bloks, Inc.,
              6.44%, 7-26-2012 Z..............................     1,007
  1,995     Mueller Group, Inc.,
              6.69%, 10-3-2012 Z..............................     2,019
    997     PQ Corp.,
              6.56%, 2-11-2012 Z..............................     1,009
    437     Smurfit-Stone Container Enterprises, Inc.,
              5.95%, 11-1-2010 Z+.............................       440

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $3,787     Smurfit-Stone Container Enterprises, Inc.,
              6.62%, 11-1-2010 Z+.............................  $  3,822
  1,071     Smurfit-Stone Container Enterprises, Inc.,
              6.64%, 11-1-2011 Z+.............................     1,081
  2,265     Smurfit-Stone Container Enterprises,
              6.77%, 11-1-2011 Z+.............................     2,287
  2,364     Solo Cup Co.,
              6.97%, 2-27-2011 Z..............................     2,381
  5,845     Tupperware Corp.,
              5.98%, 11-7-2012 Z+.............................     5,833
                                                                --------
                                                                  81,499
                                                                --------
            CAPITAL GOODS -- 2.7%
    988     ACCO Brands Corp.,
              6.10%, 8-15-2012 Z..............................       999
  1,960     American Reprographics Co. LLC,
              6.29%, 12-20-2012 Z.............................     1,977
  2,000     Babcock & Wilcox Co.,
              1.00%, 2-14-2012 Z+.............................     2,000
  1,000     Babcock & Wilcox Co.,
              7.43%, 2-14-2012 G+.............................     1,000
  2,000     Carl Zeiss Vision,
              7.45%, 6-15-2014 Z..............................     2,030
  1,493     Mid-Western Aircraft Systems, Inc.,
              6.85%, 12-31-2011 Z.............................     1,514
  2,000     Polymer Group Inc.,
              6.45%, 11-22-2012 Z.............................     2,016
  1,991     Targus Group International,
              7.57%, 11-22-2012 Z.............................     2,008
  1,976     Visant Holding Corp.,
              6.67%, 10-4-2011 Z..............................     1,998
                                                                --------
                                                                  15,542
                                                                --------
            CONSUMER CYCLICAL -- 10.4%
  1,500     AM General LLC,
              12.44%, 5-2-2012 Z..............................     1,579
  1,479     Axletech International,
              6.66%, 10-20-2012 Z+............................     1,493
  2,000     Axletech International,
              10.92%, 4-20-2013 Z.............................     2,001
    498     Brand Services, Inc.,
              7.32%, 1-15-2012 Z..............................       504
  2,000     Collins & Aikman,
              7.57%, 5-17-2007 Z..............................     2,011
  1,905     Custom Building Products,
              6.72%, 10-20-2011 Z.............................     1,909
  3,000     Delphi Corp.,
              7.28%, 10-8-2007 Z..............................     3,041
  2,750     Federal-Mogul Corp.,
              6.56%, 12-9-2006 Z..............................     2,764
  3,500     Invista,
              6.13%, 4-30-2010 Z..............................     3,513
  2,956     Jean Coutu Group,
              6.84%, 7-30-2011 Z..............................     2,991
  1,307     Longyear Holdings, Inc.,
              7.39%, 7-28-2012 Z..............................     1,324
    189     Longyear Holdings, Inc.,
              7.53%, 7-28-2012 Z..............................       191

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS #  -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
 $1,000     Longyear Holdings, Inc., 11.53%
              11-28-2013 Z+...................................  $  1,003
  1,990     Masonite International Corp., U.S. Term Loan,
              6.62%, 4-30-2010 Z..............................     1,942
  1,987     Masonite International Corp., Canadian Term Loan,
              6.62%, 4-30-2010 Z..............................     1,939
  1,995     NCI Building Systems, Inc.,
              5.82%, 6-18-2010 Z..............................     2,004
  7,272     Neiman Marcus Group,
              6.90%, 4-6-2013 Z+..............................     7,345
  2,967     Nortek, Inc.,
              6.86%, 8-27-2011 Z..............................     2,992
  1,000     RJ Tower Corp.,
              7.24%, 2-2-2007 Z...............................     1,012
  4,500     Roundy's Supermarkets, Inc.,
              7.46%, 11-3-2011 Z..............................     4,483
  2,000     Sears Canada, Inc.,
              1.75%, 12-16-2012 Z+............................     2,015
  1,500     Tensar Corp.,
              7.48%, 10-28-2012 Z.............................     1,508
  5,000     Toys R Us, Inc.,
              7.41%, 11-30-2008 Z+............................     4,963
  3,500     TRW Automotive,
              6.12%, 6-30-2012 Z..............................     3,500
  1,500     United Subcontractors, Inc.,
              7.45%, 12-27-2012 Z+............................     1,500
    499     Walter Industries, Inc.,
              6.39%, 10-3-2012 Z..............................       505
                                                                --------
                                                                  60,032
                                                                --------
            CONSUMER STAPLES -- 5.4%
    750     American Seafoods Group,
              .50%, 9-30-2012 Z+..............................       753
  1,372     American Seafoods Group,
              6.28%, 9-30-2011 Z..............................     1,389
  1,379     Birds Eye Foods, Inc.,
              7.25%, 8-19-2008 Z..............................     1,391
  4,494     Chiquita Brands International,
              6.50%, 6-28-2012 Z+.............................     4,539
    197     Chiquita Brands International,
              6.53%, 6-28-2012 Z..............................       198
  4,451     Commonwealth Brands, Inc.,
              6.97%, 12-22-2012 Z.............................     4,498
  1,890     Dole Food Co., Inc.,
              6.03%, 7-22-2010 Z..............................     1,893
  4,000     Dole Food Co., Inc.,
              9.17%, 7-22-2010 Z..............................     4,100
    381     Johnson Diversey, Inc.,
              .75%, 12-16-2010 Z+.............................       382
  1,990     Johnson Diversey, Inc.,
              6.71%, 11-3-2009 Z..............................     2,005
  3,119     Johnson Diversey, Inc.,
              6.82%, 12-16-2011 Z+............................     3,143
  1,000     Michael Foods, Inc.,
              6.66%, 11-21-2010 Z.............................     1,020

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CONSUMER STAPLES -- (CONTINUED)
 $3,990     New Page Corp.,
              7.52%, 5-2-2011 Z...............................  $  4,030
    499     Otis Spunkmeyer, Inc.,
              7.28%, 8-26-2012 Z..............................       504
    450     Pierre Foods, Inc.,
              6.47%, 6-30-2010 Z..............................       455
    905     Pinnacle Foods Corp.,
              7.76%, 11-25-2010 Z.............................       914
                                                                --------
                                                                  31,214
                                                                --------
            ENERGY -- 2.7%
  3,000     CITGO Petroleum Corp.,
              5.92%, 11-14-2012 Z.............................     3,025
  5,000     El Paso Corp.,
              7.26%, 11-23-2009 Z+............................     5,019
  1,012     Invensys plc,
              9.21%, 9-5-2009 Z...............................     1,033
  2,000     Magellan Midstream Holdings, LP,
              6.44%, 7-31-2012 Z..............................     2,019
    774     Targa Resources, Inc.,
              6.63%, 10-31-2012 Z.............................       782
  3,219     Targa Resources, Inc.,
              6.72%, 10-31-2012 Z.............................     3,252
    499     Universal Compression,
              6.03%, 2-15-2012 Z..............................       504
                                                                --------
                                                                  15,634
                                                                --------
            FINANCE -- 9.1%
  4,000     Ameritrade Holding Corp.,
              6.04%, 12-31-2011 Z.............................     4,019
  6,000     Capital Automotive, LP,
              6.31%, 12-20-2010 Z.............................     6,024
  2,748     Conseco, Inc.,
              6.42%, 6-22-2010 Z..............................     2,752
  5,988     General Growth Properties,
              6.52%, 11-12-2008 Z.............................     5,994
    651     Hertz Corp.,
              1.13%, 12-21-2010 Z+............................       657
  3,793     Hertz Corp., Term Loan,
              6.61%, 12-21-2010 Z.............................     3,836
    556     Hertz Corp., Synthetic Letter of Credit,
              6.71%, 12-21-2010 Z.............................       564
  5,312     Lion Gables Realty, L.P.,
              6.14%, 9-30-2006 Z+.............................     5,335
  8,000     LNR Properties Corp.,
              7.22%, 2-3-2008 Z+..............................     8,047
  2,609     Newkirk Master L.P., T-Two,
              6.09%, 8-10-2012 Z+.............................     2,627
  2,174     Newkirk Master L.P., NMLP,
              6.09%, 8-10-2012 Z+.............................     2,188
    998     Pivotal Promontory LLC,
              7.32%, 8-30-2010 Z..............................       994
  2,500     Residential Capital Corp,
              5.84%, 7-28-2008 Z..............................     2,488
  2,000     Technical Olympic,
              7.19%, 8-1-2012 Z...............................     2,015

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS #  -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $  839     United Rentals, Inc.,
              6.37%, 2-14-2011 Z..............................  $    847
  4,127     United Rentals, Inc.,
              6.72%, 2-14-2011 Z..............................     4,169
                                                                --------
                                                                  52,556
                                                                --------
            HEALTH CARE -- 5.6%
  1,500     Accellent, Inc.,
              6.39%, 11-21-2012 Z.............................     1,512
  1,000     Alliance Imaging, Inc.,
              7.14%, 12-29-2011 Z.............................     1,001
  1,974     Healthcare Partners, LLC,
              6.82%, 3-2-2011 Z...............................     1,989
  3,538     Healthsouth Corp.,
              6.67%, 6-14-2007 Z+.............................     3,548
    960     Healthsouth Corp.,
              6.87%, 3-21-2010 Z+.............................       960
  2,000     Healthsouth Corp.,
              9.49%, 6-15-2010 Z..............................     2,020
  1,995     Healthtronics, Inc.,
              6.35%, 3-23-2011 Z..............................     2,000
  1,496     Lifecare Holdings, Inc.,
              6.65%, 8-11-2012 Z..............................     1,342
  1,962     Lifepoint Hospitals, Inc.,
              6.14%, 4-15-2012 Z..............................     1,972
  2,000     Patheon, Inc.,
              6.91%, 12-8-2011 Z..............................     2,010
  2,494     Renal Advantage, Inc.,
              6.92%, 10-5-2012 Z..............................     2,519
  2,985     Select Medical Corp.,
              6.11%, 2-24-2012 Z..............................     2,953
  1,493     Skilled Healthcare Group, Inc.,
              7.25%, 6-15-2012 Z..............................     1,503
  2,000     Vanguard Health Holdings Co. II LLC,
              6.86%, 9-23-2011 Z..............................     2,027
    998     Ventiv Health, Inc.,
              6.00%, 10-5-2011 Z..............................     1,002
  2,176     Warner Chilcott Corp.,
              7.08%, 1-18-2012 Z..............................     2,186
    877     Warner Chilcott Corp., Term Loan C,
              7.22%, 1-18-2005 Z..............................       879
    405     Warner Chilcott Corp., Term Loan D,
              7.22%, 1-18-2012 Z..............................       406
    442     Warner Chilcott Corp.,
              7.31%, 1-18-2012 Z..............................       443
     88     Warner Chilcott Corp-Dovobe,
              1.37%, 1-18-2012 Z+.............................        89
                                                                --------
                                                                  32,361
                                                                --------
            SERVICES -- 19.6%
  1,000     24 Hour Fitness Worldwide, Inc.,
              7.62%, 6-8-2012 Z...............................     1,010
  3,000     Acosta, Inc.,
              6.70%, 12-6-2012 Z..............................     3,030
  1,000     Acosta, Inc.,
              10.17%, 6-6-2013 Z..............................     1,025
  2,465     Affinion Group,
              7.14%, 10-7-2012 Z..............................     2,434

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
 $1,790     Allied Waste,
              5.59%, 1-15-2012 Z+.............................  $  1,804
  6,069     Allied Waste,
              6.30%, 1-15-2012 Z+.............................     6,107
  1,000     AMC Entertainment, Inc.,
              6.66%, 1-26-2013 Z..............................     1,008
  5,251     Carmike Cinemas, Inc.,
              6.95%, 5-19-2012 Z+.............................     5,270
  1,493     CCM Merger, Inc.,
              6.49%, 8-1-2012 Z...............................     1,500
  3,000     Coin Mach Corp.,
              7.50%, 12-16-2010 G+............................     3,045
    500     Dex Media West LLC,
              6.35%, 3-9-2010 G...............................       502
  2,250     Fender Musical Instrument Group,
              8.61%, 9-30-2012 Z..............................     2,244
  3,483     Fidelity National Information Services, Inc.,
              6.16%, 3-9-2013 Z...............................     3,502
  1,812     Fidelity National Information Solutions, Inc.,
              5.92%, 3-9-2013 Z...............................     1,816
  2,000     Frontiervision Operating Partners, L.P.,
              8.98%, 12-19-2006 XZ............................     1,998
    106     FSC Acquisition LLC,
              1.11%, 8-1-2012 Z+..............................       106
    887     FSC Acquisition LLC,
              6.50%, 8-1-2012 Z...............................       890
  2,000     Greektown Holdings LLC,
              7.07%, 12-1-2012 Z..............................     2,025
  3,000     Hallmark Entertainment LLC,
              7.05%, 12-31-2011 Z.............................     3,030
    995     Hit Entertainment, Inc.,
              6.86%, 8-26-2012 Z..............................       997
  1,995     Isle of Capri Black Hawk LLC,
              6.30%, 10-24-2011 Z.............................     2,007
  4,461     Lake at Las Vegas Joint Venture and LLV-1, LLC,
              7.05%, 2-1-2010 Z+..............................     4,476
  4,700     MGM Holdings II, Inc.,
              6.73%, 4-8-2012 Z...............................     4,748
  6,143     MGM Mirage,
              6.61%, 4-25-2010 Z..............................     6,148
  2,500     Montecito Broadcast Group LLC,
              7.18%, 1-25-2013 G..............................     2,531
  1,000     New Publications, Inc.,
              11.35%, 2-5-2013 Z..............................       930
  3,000     Newspaper Holdings, Inc.,
              7.56%, 8-24-2012 Z..............................     3,013
  4,493     Opbiz LLC,
              7.21%, 8-31-2010 Z+.............................     4,403
      7     Opbiz LLC,
              8.51%, 8-31-2010 Z..............................         7
    998     Pbi Media, Inc.,
              6.83%, 9-30-2012 Z..............................       995
  1,000     Pbi Media, Inc.,
              10.67%, 9-30-2013 Z.............................       979
  1,995     Penn National Gaming, Inc.,
              6.29%, 7-5-2012 Z...............................     2,017
  2,500     Per-Se Technologies Inc.,
              6.79%, 1-5-2013 Z...............................     2,525

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS #  -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $3,000     Quebecor Media, Inc.,
              6.60%, 1-17-2013 Z..............................  $  3,041
  1,990     Regal Cinemas, Inc.,
              6.45%, 11-10-2010 Z.............................     2,010
  1,250     SFX Entertainment, Inc.,
              6.76%, 6-21-2013 Z..............................     1,249
  1,000     Southern Graphic Systems,
              1.50%, 12-30-2011 Z+............................     1,003
  2,000     Southern Graphic Systems,
              7.17%, 12-30-2011 Z.............................     2,020
  3,000     Southwest Sports Group LLC,
              7.06%, 12-22-2010 Z.............................     3,023
    500     Spanish Broadcasting, Inc.,
              8.02%, 6-9-2013 Z...............................       507
  7,977     Sungard Data Systems, Inc,
              6.76%, 8-8-2012 Z+..............................     8,056
  1,000     US Investigations Services,
              7.04%, 10-14-2012 Z.............................     1,005
  1,995     US Investigations Services,
              6.92%, 10-14-2012 Z.............................     2,005
    111     Vertafore, Inc.,
              1.25%, 1-30-2012 Z..............................       111
    889     Vertafore, Inc.,
              7.18%, 1-30-2012G+..............................       889
  1,000     Vertafore, Inc.,
              10.68%, 1-30-2013 G+............................     1,000
  2,500     Washington Country Casino Resort LLC,
              10.25%, 11-7-2011 VZ............................     2,500
  2,000     Wembley, Inc.,
              7.80%, 8-15-2012 Z..............................     2,030
  2,815     Yonkers Racing Corp., Building Loan Facility,
              7.94%, 8-12-2011 G+.............................     2,847
  1,685     Yonkers Racing Corp., Project Loan Facility,
              7.94%, 8-12-2011 G+.............................     1,704
                                                                --------
                                                                 113,122
                                                                --------
            TECHNOLOGY -- 9.4%
  1,500     Aspect Software, Inc.,
              6.56%, 9-22-2012 Z..............................     1,511
  3,000     Avago Technologies Finance,
              6.85%, 12-1-2012 Z..............................     3,008
    995     Cellnet Data Systems, Inc.,
              7.53%, 4-26-2012 Z..............................     1,010
  1,498     Charter Communications Operating LLC,
              7.76%, 4-27-2010 Z..............................     1,502
  3,982     Charter Communications Operating LLC,
              7.89%, 4-27-2011 Z..............................     4,003
  3,990     Cincinnati Bell, Inc.,
              5.87%, 8-31-2012 Z..............................     4,017
  2,362     Cinram International,
              6.58%, 9-30-2009 Z..............................     2,384
    998     Davita, Inc.,
              6.76%, 7-7-2012 Z...............................     1,011
    500     Gray Television, Inc.,
              6.03%, 5-22-2013 Z+.............................       504
  1,500     Gray Television, Inc.,
              6.03%, 11-22-2012 Z.............................     1,509

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
 $3,123     Intelsat Ltd.,
              6.27%, 7-28-2011 Z..............................  $  3,152
  2,994     Leap Wireless International, Inc.,
              6.97%, 1-10-2011 Z..............................     3,032
    992     Leap Wireless International, Inc.,
              7.03%, 1-10-2011 Z..............................     1,003
  1,000     Madison River Capital LLC,
              7.05%, 7-29-2012 Z..............................     1,009
  2,000     Mediacom, LLC,
              5.99%, 9-30-2012 Z..............................     1,997
  1,250     Merrill Communications LLC,
              6.81%, 12-22-2012 Z.............................     1,264
  1,492     Ntelos, Inc.,
              7.04%, 8-24-2011 Z..............................     1,506
  3,000     Ntelos, Inc.,
              9.51%, 2-24-2012 Z+.............................     3,023
  2,000     Olympus Cable Holding LLC,
              9.64%, 9-30-2010 XZ.............................     1,952
  3,500     R.H. Donnelley, Inc.,
              5.99%, 6-30-2011 Z..............................     3,512
  1,974     RCN Corp.,
              8.74%, 12-21-2011 Z.............................     1,991
  1,000     RCN Corp.,
              8.81%, 12-21-2011 Z+............................     1,006
  3,388     Spectrum Brands, Inc.,
              6.78%, 2-6-2012 Z+..............................     3,401
  2,000     The Nasdaq Stock Market Inc.,
              6.50%, 12-7-2011 Z..............................     2,016
  3,000     UPC Financing Partnership,
              7.25%, 9-30-2012 Z..............................     3,019
  1,000     UPC Financing Partnership,
              7.88%, 12-31-2011 Z.............................     1,008
                                                                --------
                                                                  54,350
                                                                --------
            TRANSPORTATION -- 2.9%
  2,500     Delta Air Lines, Inc.,
              11.01%, 3-16-2008 Z.............................     2,593
  2,500     Kenan Advantage Group,
              7.48%, 12-16-2011 Z.............................     2,519
  2,000     Northwest Airlines, Inc.,
              9.81%, 11-23-2009 XG+...........................     2,016
  3,500     Northwest Airlines, Inc.,
              11.17%, 11-23-2010 XZ...........................     3,559
    729     Ozburn-Hessey Holding Company LLC,
              7.29%, 8-5-2012 Z...............................       738
    811     Railamerica,
              6.69%, 9-29-2011 Z..............................       821
  1,046     Transport Industries L.P.,
              6.94%, 9-30-2011 Z..............................     1,053
  3,487     United Airlines DIP,
              8.57%, 7-15-2010 Z..............................     3,482
                                                                --------
                                                                  16,781
                                                                --------
            UTILITIES -- 7.2%
  1,305     Allegheny Energy Supply Company LLC,
              5.65%, 7-20-2012 Z..............................     1,314
  4,320     Allegheny Energy, Inc.,
              6.39%, 6-16-2010 Z..............................     4,333

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS #  -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $2,000     Ceh La Paloma Merger Co. LLC,
              7.96%, 8-16-2013 Z..............................  $  2,025
     62     Ceh La Paloma Merger Co. LLC, Term Loan,
              6.28%, 8-16-2012 Z..............................        62
    778     Ceh La Paloma Merger Co. LLC, Term
              Loan B,
              6.28%, 8-16-2012 Z..............................       784
    131     Ceh La Paloma Merger Co. LLC,
              6.32%, 8-16-2012 Z..............................       132
  2,000     Coleto Creek WLE L.P.,
              7.77%, 6-30-2012 Z..............................     2,010
  2,968     El Paso Energy Corp.,
              7.26%, 11-23-2009 Z.............................     2,988
  1,489     Energy Transfer Co. L.P.,
              7.45%, 5-20-2012 Z..............................     1,489
  1,485     Epco Holdings, Inc.,
              6.78%, 8-15-2010 Z..............................     1,502
  5,000     Mirant North America LLC,
              7.98%, 1-3-2013 Z...............................     5,034
  6,107     NRG Energy, Inc.,
              6.57%, 1-27-2013 Z+.............................     6,143
  1,393     NRG Energy, Inc.,
              6.62%, 1-27-2013 Z+.............................     1,401
  7,054     Reliant Energy, Inc.,
              6.06%, 4-30-2010 Z+.............................     7,028
  1,456     Semcrude L.P. (Aka Semgroup),
              6.70%, 3-1-2011 Z...............................     1,471
  2,467     Texas Genco LLC, Term Loan,
              6.45%, 12-14-2011 Z.............................     2,471
  1,022     Texas Genco LLC, Delayed Draw Term Loan,
              6.45%, 12-14-2011 Z.............................     1,022
                                                                --------
                                                                  41,209
                                                                --------
            Total senior floating rate interests
              (cost $513,835).................................  $514,300
                                                                --------
            Total long-term investments
              (cost $585,175).................................  $585,899
                                                                --------
SHORT-TERM INVESTMENTS -- 5.2%
            CONSUMER STAPLES -- 1.1%
  6,000     AVP,
              4.47%, 2-1-2006.................................  $  5,999
                                                                --------
            FINANCE -- 4.1%
  5,811     Barton Capital,
              4.47%, 2-1-2006.................................     5,810
  5,033     Federal Home Loan Bank,
              4.38%, 2-1-2006.................................     5,032
    821     State Street Bank Money Market Variable Rate,
              Current Rate-3.52% K............................       821

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $6,000     UBS Finance LLC,
              4.47%, 2-1-2006.................................  $  5,999
  6,000     Unit,
              4.37%, 2-1-2006.................................     5,995
                                                                --------
                                                                  23,657
                                                                --------
            Total short-term investments
              (cost $29,656)..................................  $ 29,656
                                                                --------
            Total investments in securities
              (cost $615,175) O...............................  $615,555
            Other assets & liabilities........................   (39,753)
                                                                --------
            Total net assets..................................  $575,802
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.01% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $615,175 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 2,039
      Unrealized depreciation.........................   (1,659)
                                                        -------
      Net unrealized appreciation.....................  $   380
                                                        -------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  X The company is in bankruptcy. The bank loan held by the fund is not in default and interest payments are expected in the future.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED        SHARES/PAR         SECURITY        COST BASIS
      --------        ----------         --------        ----------
      January, 2006     2,500      Washington County       $2,500
                                   Casino Resort

     The aggregate value of these securities at January 31, 2006 was $2,500, which represents 0.43% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $15,914, which represents 2.76% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield as of January 31, 2006.

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  G The interest rate disclosed for these securities represents an estimated yield as of January 31, 2006.

  + The cost of securities purchased on a when-issued basis at January 31, 2006 was $168,125.

  # Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one of more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2006.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 2.0%
    39      Dow Chemical Co. .................................  $ 1,658
                                                                -------
            CAPITAL GOODS -- 2.2%
    26      Boeing Co. .......................................    1,797
                                                                -------
            CONSUMER CYCLICAL -- 6.6%
    33      Best Buy Co., Inc. ...............................    1,676
    92      Dollar General Corp. .............................    1,546
    20      Federated Department Stores, Inc. ................    1,353
    22      Pulte Homes, Inc. ................................      886
                                                                -------
                                                                  5,461
                                                                -------
            CONSUMER STAPLES -- 4.5%
    27      PepsiCo, Inc. ....................................    1,561
    37      Procter & Gamble Co. .............................    2,186
                                                                -------
                                                                  3,747
                                                                -------
            ENERGY -- 9.0%
    68      Exxon Mobil Corp. ................................    4,267
   133      Williams Cos., Inc. ..............................    3,171
                                                                -------
                                                                  7,438
                                                                -------
            FINANCE -- 22.9%
    43      American International Group, Inc. ...............    2,789
    68      Bank of America Corp. ............................    3,028
    41      Citigroup, Inc. ..................................    1,886
    25      Federal Home Loan Mortgage Corp. .................    1,683
    --      Mitsubishi UFJ Financial Group, Inc. I............    1,872
    21      Muenchener Rueckversicherungs-Gesellschaft AG I...    2,890
    23      State Street Corp. ...............................    1,415
    31      UBS AG............................................    3,415
                                                                -------
                                                                 18,978
                                                                -------
            HEALTH CARE -- 13.5%
    22      Amgen, Inc. B.....................................    1,611
    18      Cardinal Health, Inc. ............................    1,297
    54      Lilly (Eli) & Co. ................................    3,052
    45      Medtronic, Inc. ..................................    2,536
    59      Sanofi-Aventis S.A. ADR...........................    2,704
                                                                -------
                                                                 11,200
                                                                -------
            SERVICES -- 7.8%
    59      Accenture Ltd. Class A............................    1,847
    65      Comcast Corp. Class A B...........................    1,817

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SERVICES -- (CONTINUED)
    33      Viacom, Inc. Class B B............................  $ 1,375
    53      XM Satellite Radio Holdings, Inc. Class A B.......    1,385
                                                                -------
                                                                  6,424
                                                                -------
            TECHNOLOGY -- 27.8%
    90      Applied Materials, Inc. ..........................    1,711
   138      Cisco Systems, Inc. B.............................    2,563
   120      General Electric Co. .............................    3,919
     2      Google, Inc. B....................................      823
    36      Lexmark International, Inc. ADR B.................    1,749
    25      Mercury Interactive Corp. B.......................      876
   124      Microsoft Corp. ..................................    3,493
     3      Samsung Electronics Co., Ltd. I...................    2,134
    32      Sony Corp. ADR....................................    1,570
   121      Sprint Nextel Corp. ..............................    2,758
    44      Yahoo!, Inc. B....................................    1,525
                                                                -------
                                                                 23,121
                                                                -------
            TRANSPORTATION -- 2.9%
    30      Carnival Corp. ...................................    1,537
    50      Southwest Airlines Co. ...........................      828
                                                                -------
                                                                  2,365
                                                                -------
            Total common stock
              (cost $77,323) O................................  $82,189
            Other assets & liabilities........................      633
                                                                -------
            Total net assets..................................  $82,822
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.61% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $6,896, which represents 8.33% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $78,314 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $4,763
      Unrealized depreciation..........................    (888)
                                                         ------
      Net unrealized appreciation......................  $3,875
                                                         ======

 THE HARTFORD FOCUS FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell              $67             $67            2/1/2006             $  --
                                                                                                                       =====

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 93.5%
            COMMUNICATIONS EQUIPMENT MANUFACTURING -- 1.4%
     11     Millicom International Cellular S.A. .............  $   427
                                                                -------
            ENTERTAINMENT -- CABLE & OTHER SUBSCRIPTION
            PROGRAMMING -- 0.1%
      1     Comcast Corp. Class A B...........................       39
                                                                -------
            INDUSTRIAL MACHINERY AND EQUIPMENT RENTAL AND LEAS -- 2.5%
    169     Westell Technologies, Inc. Class A B..............      750
                                                                -------
            OTHER INFORMATION SERVICES -- 1.9%
     26     AFK Sistema GDR M.................................      565
                                                                -------
            OTHER TELECOMMUNICATIONS -- 40.2%
     57     Brasil Telecom S.A. ADR H.........................      736
  2,434     China Telecom Corp. Ltd. I........................      924
     40     Deutsche Telekom AG I.............................      630
     55     France Telecom S.A. BI............................    1,251
     17     Mobile Telesystems OJSC ADR.......................      641
     16     P.T. Telekomunikasi Indonesia ADR.................      451
    108     Sprint Nextel Corp. ..............................    2,466
     52     Tele Norte Leste Participacoes S.A. ADR...........      924
     21     Telefonica S.A. ADR...............................      978
     35     Telenor ASA I.....................................      349
     67     Telenor ASA BI....................................      674
     22     Telkom South Africa Ltd. ADR H....................    2,131
                                                                -------
                                                                 12,155
                                                                -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT MANUFACTURING -- 0.2%
     --     Samsung Electronics Co., Ltd. I...................       52
                                                                -------
            SOFTWARE PUBLISHERS -- 7.1%
    160     KongZhong Corp. ADR B.............................    2,146
                                                                -------
            TELECOMMUNICATION RESELLERS -- 0.9%
     15     Chunghwa Telecom Co., Ltd. ADR....................      272
      1     Maroc Telecom S.A. I..............................       11
     --     Telecom Egypt ADR M...............................        4
                                                                -------
                                                                    287
                                                                -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 5.3%
     41     Philippine Long Distance Telephone Co. I..........    1,464
     59     Telecom Italia S.p.A. I...........................      140
                                                                -------
                                                                  1,604
                                                                -------
            WIRELESS COMMUNICATIONS SERVICES -- 26.5%
     55     Alamosa Holdings, Inc. B..........................    1,025
     18     Alltel Corp. .....................................    1,051
     58     Citizens Communications Co. ......................      706
    348     Dobson Communications Corp. B.....................    2,579
     34     FairPoint Communications, Inc. ...................      395
     39     General Communication, Inc. Class A B.............      419
     27     Telefonos de Mexico S.A. ADR Class L..............      631
    127     UbiquiTel, Inc. B.................................    1,242
                                                                -------
                                                                  8,048
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 7.4%
     50     Citigroup Global Certificate -- Bharti
              Televentures BI.................................  $   404
     69     Turkcell Iletisim Hizmet ADR......................    1,197
     14     Vimpel-Communications ADR (a)B....................      641
                                                                -------
                                                                  2,242
                                                                -------
            Total common stock
              (cost $23,694)..................................  $28,315
                                                                -------
PREFERRED STOCKS -- 3.8%
            OTHER TELECOMMUNICATIONS -- 3.8%
     16     Telecomunicacoes de Sao Paulo S.A. H..............  $   368
     29     Telemar Norte Leste S.A. .........................      779
                                                                -------
            Total preferred stocks
              (cost $980).....................................  $ 1,147
                                                                -------
            Total long-term investments
              (cost $24,674)..................................  $29,462
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.1%
            REPURCHASE AGREEMENTS -- 3.5%
 $  279     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $   279
     41     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       41
    240     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      240
     60     Morgan Stanley & Co., Inc.TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       60
    445     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      445
                                                                -------
                                                                  1,065
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.6%
  1,076     BNY Institutional Cash Reserve Fund...............    1,076
                                                                -------
            Total short-term investments
              (cost $2,141)...................................  $ 2,141
                                                                -------
            Total investments in securities
              (cost $26,815)..................................  $31,603
            Other assets & liabilities........................   (1,343)
                                                                -------
            Total net assets..................................  $30,260
                                                                =======

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 55.00% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $5,899, which represents 19.49% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $26,835 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $5,297
      Unrealized depreciation..........................    (529)
                                                         ------
      Net unrealized appreciation......................  $4,768
                                                         ------

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $569, which represents 1.88% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                              Buy              $13             $13            2/1/2006             $  --
Euro                                              Buy               30              29            2/2/2006                 1
Norwegian Krone                                   Buy               20              20            2/2/2006                --
                                                                                                                       -----
                                                                                                                       $   1
                                                                                                                       =====

U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 97.4%
            COMMERCIAL BANKING -- 10.8%
     21     Bank of America Corp. ............................  $   947
    700     China Construction Bank B M.......................      275
     12     UBS AG I..........................................    1,264
                                                                -------
                                                                  2,486
                                                                -------
            CONSUMER LENDING -- 1.5%
      6     Takefuji Corp. I..................................      349
                                                                -------
            CREDIT CARD ISSUING -- 4.0%
     11     Capital One Financial Corp. ......................      917
                                                                -------
            DEPOSITORY CREDIT BANKING -- 14.4%
      8     Canadian Western Bank.............................      256
     20     Citigroup, Inc. ..................................      954
     17     Golden West Financial Corp. ......................    1,172
     25     HSBC Holdings plc I...............................      419
      8     Signature Bank B..................................      247
      6     Webster Financial Corp. ..........................      259
                                                                -------
                                                                  3,307
                                                                -------
            INSURANCE CARRIERS -- 22.5%
     20     ACE Ltd. .........................................    1,111
      8     AMBAC Financial Group, Inc. ......................      599
     15     American International Group, Inc. ...............    1,008
      7     MBIA, Inc. .......................................      449
      5     Metlife, Inc. ....................................      246
     11     Reinsurance Group Of America, Inc. ...............      553
     21     St. Paul Travelers Cos., Inc. ....................      953
     13     UnumProvident Corp. ..............................      262
                                                                -------
                                                                  5,181
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN BANKS) -- 28.9%
     97     Banca Intesa S.p.A. IH............................      554
     49     Banco Bilbao Vizcaya Argentaria S.A. IH...........      991
     70     Capitalia S.p.A. I................................      450
      9     Commerzbank AG I..................................      290
     14     Credit Suisse Group I.............................      823
     --     Mitsubishi UFJ Financial Group, Inc. I............      864
     16     Royal Bank of Scotland Group plc I................      490
     39     Shinsei Bank Ltd. I...............................      260
     96     UniCredito Italiano S.p.A. I......................      683
     17     United Overseas Bank Ltd. I.......................      152
     61     Westpac Banking Corp. I...........................    1,080
                                                                -------
                                                                  6,637
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 1.4%
      5     Canadian Imperial Bank of Commerce H..............      330
                                                                -------
            NONDEPOSITORY CREDIT BANKING -- 1.8%
     13     Countrywide Financial Corp. ......................      418
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 2.5%
     10     State Street Corp. ...............................      586
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            REAL ESTATE -- ACTIVITIES RELATED TO REAL ESTATE -- 0.0%
      2     United Overseas Land Ltd. I.......................  $     3
                                                                -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 1.7%
      6     Federal Home Loan Mortgage Corp. .................      400
                                                                -------
            SECURITIES AND COMMODITY EXCHANGES -- 1.3%
      5     Euronext I........................................      309
                                                                -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 6.6%
     13     E*Trade Financial Corp. B.........................      300
      3     Goldman Sachs Group, Inc. ........................      480
     10     Merrill Lynch & Co., Inc. ........................      736
                                                                -------
                                                                  1,516
                                                                -------
            Total common stock
              (cost $17,316)..................................  $22,439
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 9.5%
            REPURCHASE AGREEMENTS -- 2.4%
  $ 147     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $   147
     21     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       21
    126     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      126
     32     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       32
    234     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      234
                                                                -------
                                                                    560
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.1%
  1,631     Navigator Prime Portfolio.........................    1,631
                                                                -------
            Total short-term investments
              (cost $2,191)...................................  $ 2,191
                                                                -------
            Total investments in securities
              (cost $19,507) O................................  $24,630
            Other assets & liabilities........................   (1,591)
                                                                -------
            Total net assets..................................  $23,039
                                                                =======

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 42.71% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $8,981, which represents 38.98% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $19,640 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $5,113
      Unrealized depreciation..........................    (123)
                                                         ------
      Net unrealized appreciation......................  $4,990
                                                         ======

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $275, which represents 1.19% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Sell              $ 7             $ 7            2/1/2006             $  --
British Pound                                    Sell               13              13            2/2/2006                --
Japanese Yen                                      Buy                7               7            2/1/2006                --
Japanese Yen                                      Buy               20              20            2/2/2006                --
Japanese Yen                                      Buy                7               7            2/3/2006                --
                                                                                                                       -----
                                                                                                                       $  --
                                                                                                                       =====

U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.7%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 1.0%
    104     Medco Health Solutions, Inc. B....................  $  5,599
                                                                --------
            BASIC CHEMICAL MANUFACTURING -- 1.0%
    141     Bayer AG IH.......................................     5,898
                                                                --------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 6.6%
    171     Cardinal Health, Inc. ............................    12,283
    501     McKesson Corp. ...................................    26,558
                                                                --------
                                                                  38,841
                                                                --------
            ELECTRICAL EQUIP MANUFACTURING -- 1.2%
    271     Olympus Corp. IH..................................     7,140
                                                                --------
            ELECTROMEDICAL MANUFACTURING -- 4.4%
    452     Medtronic, Inc. ..................................    25,547
                                                                --------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 1.0%
    138     Triad Hospitals, Inc. B...........................     5,675
                                                                --------
            HEALTH AND PERSONAL CARE STORES -- 2.0%
    416     CVS Corp. ........................................    11,545
                                                                --------
            INSURANCE CARRIERS -- 6.2%
    168     Aetna, Inc. ......................................    16,253
    340     UnitedHealth Group, Inc. .........................    20,212
                                                                --------
                                                                  36,465
                                                                --------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 4.7%
    366     Baxter International, Inc. .......................    13,487
    209     Biomet, Inc. .....................................     7,902
    223     Terumo Corp. IH...................................     6,357
                                                                --------
                                                                  27,746
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENT MANUFACTURING -- 0.4%
    441     Bruker BioSciences Corp. B........................     2,167
                                                                --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 51.0%
    666     Abbott Laboratories...............................    28,730
    299     Amylin Pharmaceuticals, Inc. BH...................    12,678
    254     Array BioPharma, Inc. BH..........................     1,977
    451     Astellas Pharma, Inc. I...........................    18,671
    569     AstraZeneca plc ADR...............................    27,671
    150     AtheroGenics, Inc. BH.............................     2,664
    313     Bristol-Myers Squibb Co. .........................     7,124
     82     Cephalon, Inc. BH.................................     5,816
    731     Daiichi Sankyo Co., Ltd. B........................    15,139
    450     Eisai Co., Ltd. IH................................    19,208
    624     Elan Corp. plc ADR B..............................     9,929
    292     Forest Laboratories, Inc. B.......................    13,514
    183     Gilead Sciences, Inc. B...........................    11,151
    144     Hospira, Inc. B...................................     6,455
     76     Ipsen B M.........................................     2,345
    251     Lilly (Eli) & Co. ................................    14,223
    124     NPS Pharmaceuticals, Inc. BH......................     1,757
    435     Panacos Pharmaceuticals, Inc. BH..................     4,019
    348     Sanofi-Aventis S.A. ADR...........................    16,031
  1,373     Schering-Plough Corp. ............................    26,283
     64     Schwarz Pharma AG IH..............................     4,076

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
      4     Serono S.A. Class B I.............................  $  2,788
  1,191     Shionogi & Co., Ltd. IH...........................    17,959
    103     Takeda Pharmaceutical Co., Ltd. I.................     5,843
    181     UCB S.A. I........................................     8,922
    253     Vertex Pharmaceuticals, Inc. BH...................     9,030
    114     Watson Pharmaceuticals, Inc. BH...................     3,772
                                                                --------
                                                                 297,775
                                                                --------
            PROFESSIONAL SERVICE -- COMPUTER SYSTEM DESIGN &
            RELATED -- 1.4%
    338     IMS Health, Inc. .................................     8,308
                                                                --------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 16.8%
    316     Amgen, Inc. B.....................................    22,997
    521     Applera Corp. -- Celera Genomics Group BH.........     6,127
    667     Ciphergen Biosystems, Inc. BH.....................     1,228
    233     CV Therapeutics, Inc. BH..........................     5,732
    501     Cytokinetics, Inc. BH.............................     3,582
    253     Exelixis, Inc. BH.................................     2,732
     31     Genmab A/S I......................................       821
    104     Genmab A/S MI.....................................     2,719
    164     Genzyme Corp. B...................................    11,634
    640     Human Genome Sciences, Inc. BH....................     7,035
     93     ICOS Corp. BH.....................................     2,321
    242     Incyte Corp. BH...................................     1,230
    256     Medicines Co. BH..................................     4,934
    119     MedImmune, Inc. B.................................     4,071
  1,102     Millennium Pharmaceuticals, Inc. B................    11,399
    264     Regeneron Pharmaceuticals, Inc. BH................     4,022
    256     Zymogenetics, Inc. BH.............................     5,720
                                                                --------
                                                                  98,304
                                                                --------
            Total common stock
              (cost $487,901).................................  $571,010
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.5%
            REPURCHASE AGREEMENTS -- 2.0%
 $3,040     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $  3,040
    444     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       444
  2,617     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     2,617
    654     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       654
  4,849     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     4,849
                                                                --------
                                                                  11,604
                                                                --------

 THE HARTFORD GLOBAL HEALTH FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.5%
 78,844     Navigator Prime Portfolio.........................  $ 78,844
                                                                --------
            Total short-term investments
              (cost $90,448)..................................  $ 90,448
                                                                --------
            Total investments in securities
              (cost $578,349) O...............................  $661,458
            Other assets & liabilities........................   (77,284)
                                                                --------
            Total net assets..................................  $584,174
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.36% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $100,402, which represents 17.19% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $579,688 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $  90,478
      Unrealized depreciation.......................     (8,708)
                                                      ---------
      Net unrealized appreciation...................  $  81,770
                                                      =========

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $5,064, which represents 0.87% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Danish Krone                                      Buy             $3,008          $2,995          2/1/2006              $13
Danish Krone                                      Buy               284              282          2/2/2006                2
Euro                                             Sell             1,426            1,428          2/2/2006                2
                                                                                                                        ---
                                                                                                                        $17
                                                                                                                        ===

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.4%
            AUSTRIA -- 0.4%
     52     Erste Bank Der Oesterreichischen Sparkassen
              AG M............................................  $  2,885
                                                                --------
            BELGIUM -- 0.6%
     41     KBC Bankverzekeringsholdings I....................     4,165
                                                                --------
            BRAZIL -- 1.1%
    159     Companhia Vale do Rio Doce ADR....................     8,172
                                                                --------
            CANADA -- 4.3%
    131     Cameco Corp. .....................................    10,383
    174     Inco Ltd. BH......................................     8,907
    149     Suncor Energy, Inc. ..............................    11,910
                                                                --------
                                                                  31,200
                                                                --------
            FRANCE -- 1.1%
     93     LVMH Moet Hennessy Louis Vuitton S.A. IH..........     8,361
                                                                --------
            GERMANY -- 6.0%
     51     Adidas-Salomon AG IH..............................    10,716
     65     Allianz AG I......................................    10,481
    253     Commerzbank AG I..................................     8,601
    132     Merck KGaA........................................    13,743
                                                                --------
                                                                  43,541
                                                                --------
            GREECE -- 0.7%
    128     Opap S.A. I.......................................     4,802
                                                                --------
            IRELAND -- 0.7%
     88     Ryanair Holdings plc ADR BH.......................     4,812
                                                                --------
            ISRAEL -- 1.2%
    207     Teva Pharmaceutical Industries Ltd. ADR...........     8,837
                                                                --------
            ITALY -- 1.6%
  1,669     UniCredito Italiano S.p.A. I......................    11,913
                                                                --------
            JAPAN -- 12.0%
      2     Dentsu, Inc. IH...................................     5,458
    247     Eisai Co., Ltd. IH................................    10,560
    272     JSR Corp. IH......................................     8,087
      1     Mitsubishi UFJ Financial Group, Inc. I............    11,733
      9     Rakuten, Inc. IH..................................     7,963
    163     Seven & I Holdings Co., Ltd. .....................     6,871
    558     Sharp Corp. I.....................................    10,181
    868     Shinsei Bank Ltd. I...............................     5,783
     87     Softbank Corp. IH.................................     2,910
    104     Tokyo Electron Ltd. I.............................     7,961
    111     Toyota Motor Corp. I..............................     5,704
    270     Yamato Holdings Co., Ltd. IH......................     4,654
                                                                --------
                                                                  87,865
                                                                --------
            LUXEMBOURG -- 1.4%
    554     SES Global S.A. I.................................    10,237
                                                                --------
            MEXICO -- 3.1%
    336     America Movil S.A. de C.V. ADR....................    11,340
    130     Grupo Televisa S.A. ADR...........................    10,870
                                                                --------
                                                                  22,210
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            NETHERLANDS -- 1.6%
    505     ASML Holding N.V. BI..............................  $ 11,381
                                                                --------
            SOUTH KOREA -- 4.0%
    125     Hana Financial Holdings H.........................     6,120
     76     Hyundai Motor Co. Ltd. BI.........................     6,819
     35     Lotte Shopping Co. GDR M..........................       726
     20     Samsung Electronics Co., Ltd. I...................    15,322
                                                                --------
                                                                  28,987
                                                                --------
            SWEDEN -- 1.1%
  2,218     Telefonaktiebolaget LM Ericsson I.................     8,069
                                                                --------
            SWITZERLAND -- 6.6%
    316     Credit Suisse Group I.............................    18,478
     24     Nestle S.A. I.....................................     7,003
     47     Roche Holding AG I................................     7,471
    136     UBS AG I..........................................    14,791
                                                                --------
                                                                  47,743
                                                                --------
            UNITED KINGDOM -- 10.8%
    214     Anglo American plc I..............................     8,252
  2,963     Carphone Warehouse Group plc I....................    13,220
  3,317     EMI Group plc I...................................    14,993
    917     Kingfisher plc I..................................     3,872
    420     Reckitt Benckiser plc I...........................    13,777
    149     Rio Tinto plc I...................................     7,619
    675     Standard Chartered plc I..........................    16,762
                                                                --------
                                                                  78,495
                                                                --------
            UNITED STATES -- 41.1%
    147     Adobe Systems, Inc. ..............................     5,823
    392     American Tower Corp. Class A BH...................    12,113
    118     Best Buy Co., Inc. ...............................     5,988
    102     Boeing Co. .......................................     6,961
    201     Cardinal Health, Inc. ............................    14,451
    715     Corning, Inc. B...................................    17,410
    254     E*Trade Financial Corp. B.........................     6,038
    120     eBay, Inc. B......................................     5,172
    108     Electronic Arts, Inc. B...........................     5,900
    135     Freeport-McMoRan Copper & Gold, Inc. Class B H....     8,667
    103     Goldman Sachs Group, Inc. ........................    14,577
     25     Google, Inc. B....................................    10,918
     75     Harrah's Entertainment, Inc. .....................     5,483
    189     Las Vegas Sands Corp. BH..........................     9,721
    185     Medtronic, Inc. ..................................    10,419
    454     Microsoft Corp. ..................................    12,777
     89     Monsanto Co. .....................................     7,564
     45     Monster Worldwide, Inc. B.........................     1,911
    456     Motorola, Inc. ...................................    10,351
    278     Network Appliance, Inc. BH........................     8,664
     76     Noble Corp. ......................................     6,130
    286     Procter & Gamble Co. .............................    16,928
    179     Qualcomm, Inc. ...................................     8,566
     65     SanDisk Corp. B...................................     4,399
    365     Schering-Plough Corp. ............................     6,988
     72     Schlumberger Ltd. ................................     9,176
    913     Sirius Satellite Radio, Inc. BH...................     5,176
    127     SLM Corp. ........................................     7,113
    356     Sprint Nextel Corp. ..............................     8,153

 THE HARTFORD GLOBAL LEADERS FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
    144     UnitedHealth Group, Inc. .........................  $  8,551
     80     Urban Outfitters, Inc. B..........................     2,188
    200     Valero Energy Corp. ..............................    12,474
    383     Warner Music Group Corp. H........................     7,700
    161     XTO Energy, Inc. .................................     7,892
    232     Yahoo!, Inc. B....................................     7,981
                                                                --------
                                                                 300,323
                                                                --------
            Total common stock
              (cost $613,622).................................  $723,998
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.4%
            REPURCHASE AGREEMENTS -- 0.7%
 $1,292     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $  1,291
  1,112     Deutsche Bank Securities Repurchase Agreement,
              4.46%, 2-1-2006 @...............................     1,112
    189     Deutsche Bank Securities Triparty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       189
 $  278     Morgan Stanley & Co., Inc. Triparty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       278
  2,060     UBS Securities Triparty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     2,060
                                                                --------
                                                                   4,930
                                                                --------
                                                                MARKET
SHARES                                                          VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.7%
 93,001     Navigator Prime Portfolio.........................  $ 93,001
                                                                --------
            Total short-term investments
              (cost $97,931)..................................  $ 97,931
                                                                --------
            Total investments in securities
              (cost $711,553) O...............................  $821,929
            Other assets & liabilities........................   (93,752)
                                                                --------
            Total net assets..................................  $728,178
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 58.18% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $318,099, which represents 43.68% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $715,951 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $111,332
      Unrealized depreciation........................    (5,354)
                                                       --------
      Net unrealized appreciation....................  $105,978
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $3,611, which represents 0.50% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Swiss Franc                                      Sell             $2,305          $2,296          2/1/2006              $ (9)
Euro                                              Buy             2,867            2,882          2/1/2006               (15)
Euro                                              Buy               931              929          2/1/2006                 2
Euro                                              Buy               347              345          2/2/2006                 2
British Pound                                    Sell             1,487            1,490          2/3/2006                 3
Japanese Yen                                      Buy             1,850            1,865          2/1/2006               (15)
                                                                                                                        ----
                                                                                                                        $(32)
                                                                                                                        ====

 @   Repurchase agreements collateralized as follows:

--------------------------------------------------------------------------------

                                                                      SECURITY TYPE       COUPON RATE     EXPIRATION DATE
                                                                      -------------       ------------    ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                        5.50%            2035
                                                                    FNMA                         5.50%            2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond           5.25%            2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                  4.00% - 6.00%    2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                 4.50% - 7.00%    2018 - 2035
                                                                    FNMA                  4.50% - 6.50%    2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%   2006 - 2036

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 97.2%
            AUDIO AND VIDEO EQUIPMENT MANUFACTURING -- 2.8%
    37      Sony Corp. I......................................  $ 1,797
                                                                -------
            BUSINESS SUPPORT SERVICES -- 1.1%
    17      Iron Mountain, Inc. B.............................      692
                                                                -------
            COMMUNICATIONS EQUIPMENT MANUFACTURING -- 7.8%
   131      Cisco Systems, Inc. B.............................    2,431
    53      Qualcomm, Inc. ...................................    2,542
                                                                -------
                                                                  4,973
                                                                -------
            COMPUTER AND PERIPHERAL MANUFACTURING -- 18.4%
    99      Dell, Inc. B......................................    2,913
    94      EMC Corp. B.......................................    1,265
    20      Hewlett-Packard Co. ..............................      620
   363      Hon Hai Precision Industry Co., Ltd. I............    2,516
    30      International Business Machines Corp. ............    2,472
    24      Network Appliance, Inc. B.........................      739
    56      Western Digital Corp. B...........................    1,229
                                                                -------
                                                                 11,754
                                                                -------
            DATA PROCESSING SERVICES -- 4.6%
    17      ChoicePoint, Inc. B...............................      695
    50      First Data Corp. .................................    2,250
                                                                -------
                                                                  2,945
                                                                -------
            ELECTRICAL EQUIPMENT MANUFACTURING- COMPONENT OTHER -- 4.6%
   120      Corning, Inc. B...................................    2,915
                                                                -------
            EMPLOYMENT SERVICES -- 1.1%
    13      Manpower, Inc. ...................................      678
                                                                -------
            MANAGEMENT, SCIENTIFIC, AND TECHNOLOGY CONSULTING
            SERVICES -- 1.9%
    38      Accenture Ltd. Class A............................    1,208
                                                                -------
            ON LINE INFORMATION SERVICES -- 9.0%
     9      Google, Inc. B....................................    3,683
    61      Yahoo!, Inc. B....................................    2,098
                                                                -------
                                                                  5,781
                                                                -------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.7%
    12      Tata Consultancy Services Ltd. Warrants B M.......      443
                                                                -------
            PROFESSIONAL SERVICE -- COMPUTER SYSTEM DESIGN &
            RELATED -- 5.2%
    15      Automatic Data Processing, Inc. ..................      655
    55      BISYS Group, Inc. B...............................      791
    27      DST Systems, Inc. B...............................    1,547
    71      Sun Microsystems, Inc. B..........................      320
                                                                -------
                                                                  3,313
                                                                -------
            RETAIL -- ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES -- 0.9%
    13      eBay, Inc. B......................................      556
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT MANUFACTURING -- 22.5%
    46      Altera Corp. B....................................  $   892
     9      Broadcom Corp. Class A B..........................      641
   100      Fairchild Semiconductor International, Inc. B.....    1,985
    47      Jabil Circuit, Inc. B.............................    1,899
    35      Lam Research Corp. B..............................    1,602
    15      Marvell Technology Group Ltd. B...................      992
    19      Maxim Integrated Products, Inc. ..................      784
   142      ON Semiconductor Corp. B..........................    1,066
     4      Samsung Electronics Co., Ltd. I...................    3,137
    32      STMicroelectronics N.V. I.........................      591
    17      Varian Semiconductor Equipment Associates,
              Inc. B..........................................      857
                                                                -------
                                                                 14,446
                                                                -------
            SOFTWARE PUBLISHERS -- 16.6%
    30      Activision, Inc. B................................      423
    22      Adobe Systems, Inc. ..............................      862
    34      Compuware Corp. B.................................      276
    32      Electronic Arts, Inc. B...........................    1,719
     3      Infosys Technologies Ltd. ADR.....................      259
    20      Mercury Interactive Corp. B.......................      692
   177      Microsoft Corp. ..................................    4,971
    29      Red Hat, Inc. BH..................................      845
     8      Salesforce.com, Inc. B............................      341
    13      Serena Software, Inc. B...........................      302
                                                                -------
                                                                 10,690
                                                                -------
            Total common stock
              (cost $50,837)..................................  $62,191
                                                                -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 3.6%
            REPURCHASE AGREEMENTS -- 2.4%
  $394      Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $   394
   339      Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      339
    57      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       57
    85      Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       85
   628      UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      628
                                                                -------
                                                                  1,503
                                                                -------

--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                          VALUE U
---------                                                       -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.2%
   787      BNY Institutional Cash Reserve Fund...............  $   787
                                                                -------
            Total short-term investments
              (cost $2,290)...................................  $ 2,290
                                                                -------
            Total investments in securities
              (cost $53,127) O................................  $64,481
            Other assets & liabilities........................     (512)
                                                                -------
            Total net assets..................................  $63,969
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.22% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $8,041, which represents 12.57% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $53,715 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $11,470
      Unrealized depreciation.........................     (704)
                                                        -------
      Net unrealized appreciation.....................  $10,766
                                                        -------

  B Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

 H   Security is partially on loan at January 31, 2006.
  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $443, which represents 0.69% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                              Buy              $ 6             $ 6            2/3/2006             $  --
Japanese Yen                                      Buy               20              20            2/3/2006                --
                                                                                                                       -----
                                                                                                                       $  --
                                                                                                                       =====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.3%
EQUITY FUNDS -- 79.4%
  1,268     Hartford Capital Appreciation Fund, Class Y.......  $ 50,443
  4,318     Hartford Disciplined Equity Fund, Class Y.........    55,267
    546     Hartford Dividend and Growth Fund, Class Y........    10,824
  1,019     Hartford Global Leaders Fund, Class Y.............    20,302
  1,002     Hartford Growth Fund, Class Y B...................    19,245
    377     Hartford Growth Opportunities Fund, Class Y.......    11,383
  2,096     Hartford International Capital Appreciation Fund,
              Class Y.........................................    29,925
    831     Hartford International Opportunities Fund, Class
              Y...............................................    12,799
    769     Hartford International Small Company Fund, Class
              Y...............................................    11,356
    842     Hartford MidCap Value Fund, Class Y...............    11,926
    981     Hartford Small Company Fund, Class Y B............    22,518
  1,127     Hartford SmallCap Growth Fund, Class Y B..........    37,075
  3,157     Hartford Value Fund, Class Y......................    36,212
  2,388     Hartford Value Opportunities Fund, Class Y........    40,686
                                                                --------
            Total equity funds
              (cost $323,620).................................  $369,961
                                                                --------
FIXED INCOME FUNDS -- 19.9%
  3,026     Hartford Inflation Plus Fund, Class Y.............    32,106
  1,211     Hartford Short Duration Fund, Class Y.............    11,920
  3,771     Hartford Total Return Bond Fund, Class Y..........    40,349
    923     Hartford U.S. Government Securities Fund, Class
              Y...............................................     8,581
                                                                --------
            Total fixed income funds
              (cost $94,720)..................................  $ 92,956
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $418,340) O...............................  $462,917
            Other assets & liabilities........................     3,354
                                                                --------
            Total net assets..................................  $466,271
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $418,351 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $46,330
      Unrealized depreciation.........................   (1,764)
                                                        -------
      Net unrealized appreciation.....................  $44,566
                                                        =======

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 96.2%
            BASIC MATERIALS -- 2.6%
     423    Cameco Corp. .....................................  $   33,445
                                                                ----------
            CAPITAL GOODS -- 3.0%
     585    Boeing Co. .......................................      39,931
                                                                ----------
            CONSUMER CYCLICAL -- 3.0%
     236    Abercrombie & Fitch Co. Class A...................      15,680
     307    D.R. Horton, Inc. ................................      11,439
     205    Lennar Corp. Class A..............................      12,804
                                                                ----------
                                                                    39,923
                                                                ----------
            CONSUMER STAPLES -- 1.0%
     228    Procter & Gamble Co. .............................      13,527
                                                                ----------
            ENERGY -- 5.6%
     188    EOG Resources, Inc. ..............................      15,927
     402    Halliburton Co. ..................................      32,008
     549    Petro-Canada......................................      26,326
                                                                ----------
                                                                    74,261
                                                                ----------
            FINANCE -- 26.2%
     111    Chicago Mercantile Exchange Holdings, Inc. .......      46,854
     886    Commerce Bancorp, Inc. H..........................      29,616
   1,624    Countrywide Financial Corp. ......................      54,313
     426    Franklin Resources, Inc. .........................      41,925
     225    Legg Mason, Inc. .................................      29,162
     433    Nasdaq Stock Market, Inc. BH......................      18,150
     104    Progressive Corp. ................................      10,960
     331    UBS AG............................................      36,045
     905    UnitedHealth Group, Inc. .........................      53,757
     329    Wellpoint, Inc. B.................................      25,296
                                                                ----------
                                                                   346,078
                                                                ----------
            HEALTH CARE -- 18.2%
     259    Amgen, Inc. B.....................................      18,906
   1,198    AstraZeneca plc ADR...............................      58,290
     289    Coventry Health Care, Inc. B......................      17,225
     199    Elan Corp. plc ADR B..............................       3,172
     159    Genzyme Corp. B...................................      11,244
     301    Gilead Sciences, Inc. B...........................      18,306
     973    Medtronic, Inc. H.................................      54,932
     736    Sanofi-Aventis S.A. ADR...........................      33,861
   1,260    Schering-Plough Corp. ............................      24,120
                                                                ----------
                                                                   240,056
                                                                ----------
            SERVICES -- 4.4%
     173    Equifax, Inc. ....................................       6,646
      11    Fluor Corp. ......................................         994
      56    Las Vegas Sands Corp. BH..........................       2,867
     211    Moody's Corp. ....................................      13,373
     128    Pixar Animation Studios B.........................       7,417
     413    Starwood Hotels & Resorts Worldwide, Inc. B.......      25,084
      66    XM Satellite Radio Holdings, Inc. Class A B.......       1,729
                                                                ----------
                                                                    58,110
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            TECHNOLOGY -- 29.7%
     910    Adobe Systems, Inc. H.............................  $   36,156
     411    America Movil S.A. de C.V. ADR....................      13,861
     529    Apple Computer, Inc. B............................      39,972
     294    Danaher Corp. ....................................      16,645
     904    Electronic Arts, Inc. B...........................      49,347
      69    Google, Inc. B....................................      29,760
     199    Marvell Technology Group Ltd. B...................      13,596
   1,191    Microsoft Corp. ..................................      33,531
   1,699    Network Appliance, Inc. B.........................      53,007
   1,013    Qualcomm, Inc. ...................................      48,603
     400    SanDisk Corp. B...................................      26,936
     859    Yahoo!, Inc. B....................................      29,487
                                                                ----------
                                                                   390,901
                                                                ----------
            TRANSPORTATION -- 2.5%
     287    General Dynamics Corp. ...........................      33,431
                                                                ----------
            Total common stock
              (cost $1,093,383)...............................  $1,269,663
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.8%
            REPURCHASE AGREEMENTS -- 2.5%
 $ 8,742    Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    8,742
   1,278    Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       1,278
   7,525    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       7,525
   1,881    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       1,881
  13,944    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................      13,944
                                                                ----------
                                                                    33,370
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.3%
  43,751    BNY Institutional Cash Reserve Fund...............      43,751
                                                                ----------
            Total short-term investments
              (cost $77,121)..................................  $   77,121
                                                                ----------
            Total investments in securities
              (cost $1,170,504) O.............................  $1,346,784
            Other assets & liabilities........................     (25,918)
                                                                ----------
            Total net assets..................................  $1,320,866
                                                                ==========

 THE HARTFORD GROWTH FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.55% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $1,170,683 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $182,052
      Unrealized depreciation........................    (5,951)
                                                       --------
      Net unrealized appreciation....................  $176,101
                                                       --------

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 2.9%
     139    AngloGold Ltd. ADR H..............................  $    8,510
     157    Cameco Corp. .....................................      12,416
     466    Jarden Corp. BH...................................      11,491
                                                                ----------
                                                                    32,417
                                                                ----------
            CONSUMER CYCLICAL -- 15.7%
     266    Abercrombie & Fitch Co. Class A...................      17,646
     204    Advance Auto Parts, Inc. B........................       8,888
     328    California Pizza Kitchen, Inc. B..................      10,719
     144    Centex Corp. .....................................      10,287
     272    D.R. Horton, Inc. ................................      10,155
     213    GameStop Corp. Class A BH.........................       8,597
     155    GameStop Corp. Class B B..........................       5,761
     868    Geox S.p.A. I.....................................       9,885
     289    Kohl's Corp. B....................................      12,829
     545    New York & Co., Inc. B............................      10,570
     167    Panera Bread Co. Class A B........................      11,339
     257    Standard-Pacific Corp. ...........................       9,990
     236    Target Corp. .....................................      12,899
     326    Tiffany & Co. ....................................      12,279
     250    Wal-Mart Stores, Inc. ............................      11,514
     239    Williams-Sonoma, Inc. B...........................       9,488
                                                                ----------
                                                                   172,846
                                                                ----------
            CONSUMER STAPLES -- 1.9%
     154    Altria Group, Inc. ...............................      11,169
     172    Procter & Gamble Co. .............................      10,182
                                                                ----------
                                                                    21,351
                                                                ----------
            ENERGY -- 4.2%
     172    BJ Services Co. ..................................       6,948
     334    Chesapeake Energy Corp. H.........................      11,707
     134    EOG Resources, Inc. ..............................      11,286
     175    GlobalSantaFe Corp. ..............................      10,708
      69    Noble Corp. H.....................................       5,550
                                                                ----------
                                                                    46,199
                                                                ----------
            FINANCE -- 4.1%
     160    Comverse Technology, Inc. B.......................       4,380
   7,304    Melco International Development Ltd. I............      11,689
     195    State Street Corp. ...............................      11,814
     157    UBS AG............................................      17,103
                                                                ----------
                                                                    44,986
                                                                ----------
            HEALTH CARE -- 22.4%
     315    Alkermes, Inc. B..................................       7,667
     123    Amgen, Inc. B.....................................       8,936
     290    Amylin Pharmaceuticals, Inc. BH...................      12,288
     315    AstraZeneca plc ADR...............................      15,297
     127    AtheroGenics, Inc. BH.............................       2,258
     246    Auxilium Pharmaceuticals, Inc. B..................       1,532
     184    Cardinal Health, Inc. ............................      13,241
     237    Cephalon, Inc. BH.................................      16,822
     275    Covance, Inc. B...................................      15,600
     440    Digene Corp. B....................................      14,608
     256    Eisai Co., Ltd. I.................................      10,940
      85    Elan Corp. plc ADR B..............................       1,356
     162    Encysive Pharmaceuticals, Inc. B..................       1,529

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     190    Forest Laboratories, Inc. B.......................  $    8,793
     180    ICOS Corp. BH.....................................       4,471
     192    Kissei Pharmaceutical Co., Ltd. IH................       3,534
     181    Lilly (Eli) & Co. ................................      10,231
     209    Medicines Co. B...................................       4,025
     249    Medtronic, Inc. ..................................      14,044
     405    Millennium Pharmaceuticals, Inc. B................       4,188
     226    Pharmaceutical Product Development, Inc. .........      15,662
     257    Sanofi-Aventis S.A. ADR...........................      11,831
   1,076    Schering-Plough Corp. ............................      20,611
     923    Shionogi & Co., Ltd. I............................      13,918
     142    St. Jude Medical, Inc. B..........................       6,976
     192    Vertex Pharmaceuticals, Inc. BH...................       6,865
                                                                ----------
                                                                   247,223
                                                                ----------
            SERVICES -- 9.2%
     366    Bankrate, Inc. BH.................................      13,912
     319    DreamWorks Animation SKG, Inc. B..................       8,552
     226    Las Vegas Sands Corp. BH..........................      11,590
     417    LECG Corp. B......................................       6,994
   1,766    Sirius Satellite Radio, Inc. BH...................      10,014
     275    Starwood Hotels & Resorts Worldwide, Inc. B.......      16,704
     132    Stericycle, Inc. B................................       7,902
     424    Tetra Tech, Inc. B................................       7,097
     427    Walt Disney Co. ..................................      10,805
     313    XM Satellite Radio Holdings, Inc. Class A B.......       8,205
                                                                ----------
                                                                   101,775
                                                                ----------
            TECHNOLOGY -- 31.6%
     971    Activision, Inc. B................................      13,926
     347    Adobe Systems, Inc. ..............................      13,775
     563    Altera Corp. B....................................      10,872
     396    American Tower Corp. Class A B....................      12,237
     353    Applera Corp. -- Applied Biosystems Group.........      10,015
      53    Canadian Satellite Radio Holdings, Inc. ..........         518
     305    Cognos, Inc. B....................................      11,609
     636    Corning, Inc. B...................................      15,496
     277    Crown Castle International Corp. B................       8,758
     213    Electronic Arts, Inc. B...........................      11,647
     654    Evergreen Solar, Inc. H...........................      10,087
     173    F5 Networks, Inc. B...............................      11,200
      37    Google, Inc. B....................................      15,857
     857    Homestore.com, Inc. B.............................       5,178
     798    Microsoft Corp. ..................................      22,450
     553    Network Appliance, Inc. B.........................      17,266
     818    Oracle Corp. B....................................      10,276
     212    Qualcomm, Inc. ...................................      10,148
     392    Red Hat, Inc. BH..................................      11,360
     721    Redback Networks, Inc. B..........................      12,151
     253    Rockwell Collins, Inc. ...........................      11,857
     284    Salesforce.com, Inc. B............................      11,642
      25    Samsung Electronics Co., Ltd. I...................      18,943
     138    SanDisk Corp. B...................................       9,282
     464    Sprint Nextel Corp. ..............................      10,610
      77    Teledyne Technologies, Inc. B.....................       2,523
     570    THQ, Inc. B.......................................      14,959
     640    Verifone Holdings, Inc. B.........................      16,330

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     281    Verint Systems, Inc. B............................  $   10,168
     221    Yahoo!, Inc. B....................................       7,582
                                                                ----------
                                                                   348,722
                                                                ----------
            TRANSPORTATION -- 4.1%
     722    GOL Linhas Aereas Inteligentes S.A. ADR H.........      21,782
     954    JetBlue Airways Corp. BH..........................      12,441
      16    Royal Caribbean Cruises Ltd. .....................         654
     191    Ryanair Holdings plc ADR BH.......................      10,433
                                                                ----------
                                                                    45,310
                                                                ----------
            UTILITIES -- 1.8%
      56    Q-Cells AG BH.....................................       5,806
      21    Q-Cells AG 144A M.................................       2,169
     279    Suntech Power Holdings ADR B......................      11,846
                                                                ----------
                                                                    19,821
                                                                ----------
            Total common stock
              (cost $883,684).................................  $1,080,650
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.1%
            REPURCHASE AGREEMENTS -- 0.5%
$  1,549    Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    1,549
     227    Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................         227
   1,333    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       1,333
     333    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................         333
   2,470    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       2,470
                                                                ----------
                                                                     5,912
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.6%
 161,144    BNY Institutional Cash Reserve Fund...............  $  161,144
                                                                ----------
            Total short-term investments
              (cost $167,056).................................  $  167,056
                                                                ----------
            Total investments in securities
              (cost $1,050,740) O.............................  $1,247,706
            Other assets & liabilities........................    (143,284)
                                                                ----------
            Total net assets..................................  $1,104,422
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.07% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $68,909 which represents 6.24% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $1,052,107 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $203,716
      Unrealized depreciation........................    (8,117)
                                                       --------
      Net unrealized appreciation....................  $195,599
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $2,169, which represents 0.20% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT Y                                                        VALUE U
----------                                                       --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.4%
             TRANSPORTATION -- 1.4%
$    1,395   Continental Airlines, Inc.,
               7.57%, 12-1-2006................................  $  1,374
     1,963   Continental Airlines, Inc.,
               8.05%, 5-1-2022.................................     2,025
     1,129   Delta Air Lines,
               7.38%, 5-18-2010................................     1,118
                                                                 --------
             Total asset & commercial mortgage backed
               securities
               (cost $4,471)...................................  $  4,517
                                                                 --------
CORPORATE BONDS: INVESTMENT GRADE -- 2.3%
             FINANCE -- 0.5%
ISK 95,700   KFW International Finance, Inc.,
               8.25%, 9-20-2007................................  $  1,525
                                                                 --------
             TECHNOLOGY -- 0.2%
 MXP 7,400   Telefonos De Mexico, S.A.,
               8.75%, 1-31-2016 K..............................       709
                                                                 --------
             TRANSPORTATION -- 1.6%
     2,760   American Airlines, Inc.,
               7.86%, 10-1-2011................................     2,935
       889   Continental Airlines, Inc.,
               6.70%, 6-15-2021................................       859
     1,120   Continental Airlines, Inc.,
               7.45%, 10-2-2010................................     1,143
                                                                 --------
                                                                    4,937
                                                                 --------
             Total corporate bonds: investment grade
               (cost $7,078)...................................  $  7,171
                                                                 --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 95.3%
             BASIC MATERIALS -- 12.3%
       875   Abitibi Consolidated, Inc.,
               7.99%, 6-15-2011 K..............................  $    840
     1,615   AEP Industries, Inc.,
               7.875%, 3-15-2013...............................     1,567
     1,290   AK Steel Corp.,
               7.75%, 6-15-2012 H..............................     1,258
       917   Asia Aluminum Holdings Ltd.,
               8.00%, 12-23-2011 M.............................       906
       935   Boise Cascade LLC,
               7.125%, 10-15-2014 H............................       863
     1,310   California Steel Industries, Inc.,
               6.125%, 3-15-2014...............................     1,248
     1,735   Cascades, Inc.,
               7.25%, 2-15-2013................................     1,548
     1,000   Century Aluminum Co.,
               7.50%, 8-15-2014................................     1,025
     1,310   Clarke American Corp.,
               11.75%, 12-15-2013 M............................     1,317
     1,370   Crown Americas, Inc.,
               7.75%, 11-15-2015 M.............................     1,421
     1,500   Foundation PA Coal Co.,
               7.25%, 8-1-2014.................................     1,556
     2,695   Goodyear Tire & Rubber Co.,
               9.00%, 7-1-2015 H...............................     2,695

PRINCIPAL                                                         MARKET
 AMOUNT Y                                                        VALUE U
----------                                                       --------
             BASIC MATERIALS -- (CONTINUED)
$    1,320   Graham Packaging Co.,
               9.875%, 10-15-2014 H............................  $  1,307
 EUR    90   Huntsman International LLC,
               10.125%, 7-1-2009...............................       113
     1,820   Huntsman International LLC,
               9.875%, 3-1-2009................................     1,911
       840   Ineos Group Holdings plc,
               8.50%, 2-15-2016 M..............................       840
     1,500   Jacuzzi Brands, Inc.,
               9.625%, 7-1-2010................................     1,594
     2,000   Koppers, Inc.,
               9.875%, 10-15-2013..............................     2,169
EUR  1,750   Nalco Co.,
               7.75%, 11-15-2011...............................     2,285
       960   Nalco Co.,
               8.875%, 11-15-2013 H............................     1,003
     2,640   Novelis, Inc.,
               7.25%, 2-15-2015 M..............................     2,495
       605   Oregon Steel Mills, Inc.,
               10.00%, 7-15-2009...............................       643
     1,445   Owens-Brockway Glass Container, Inc.,
               8.75%, 11-15-2012...............................     1,553
     1,250   Owens-Brockway Glass Container, Inc.,
               8.875%, 2-15-2009...............................     1,305
       565   Plastipak Holdings, Inc.,
               8.50%, 12-15-2015 M.............................       579
       780   PolyOne Corp.,
               8.875%, 5-1-2012................................       761
       650   Potlatch Corp.,
               12.50%, 12-1-2009...............................       771
       434   Rockwood Specialties Group,
               10.625%, 5-15-2011..............................       474
     1,030   Rockwood Specialties Group,
               7.50%, 11-15-2014...............................     1,016
       419   United States Steel Corp.,
               10.75%, 8-1-2008................................       465
       965   United States Steel Corp.,
               9.75%, 5-15-2010................................     1,052
                                                                 --------
                                                                   38,580
                                                                 --------
             CAPITAL GOODS -- 3.1%
     1,660   Bombardier, Inc.,
               6.30%, 5-1-2014 MH..............................     1,490
       865   Bombardier, Inc.,
               6.75%, 5-1-2012 MH..............................       807
       425   Jorgensen (Earle M.) Co.,
               9.75%, 6-1-2012.................................       461
     1,525   K2, Inc.,
               7.375%, 7-1-2014 H..............................     1,528
       330   L-3 Communications Corp.,
               3.00%, 8-1-2035 M...............................       339
     1,545   L-3 Communications Corp.,
               6.125%, 7-15-2013...............................     1,522
     1,275   Scientific Games Corp.,
               6.25%, 12-15-2012...............................     1,250
       810   Xerox Capital Trust I,
               8.00%, 2-1-2027.................................       835

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             CAPITAL GOODS -- (CONTINUED)
$      700   Xerox Corp.,
               6.875%, 8-15-2011...............................  $    726
       190   Xerox Corp.,
               7.625%, 6-15-2013...............................       202
       570   Xerox Corp.,
               9.75%, 1-15-2009................................       631
                                                                 --------
                                                                    9,791
                                                                 --------
             CONSUMER CYCLICAL -- 13.2%
       410   Amerigas Partners L.P.,
               7.125%, 5-20-2016...............................       407
     1,080   Amerigas Partners L.P.,
               7.25%, 5-20-2015................................     1,083
     2,385   Arvinmeritor, Inc.,
               8.75%, 3-1-2012.................................     2,361
     1,600   Asbury Automotive Group,
               9.00%, 6-15-2012................................     1,624
     1,310   Bombardier Recreational Products, Inc.,
               8.375%, 12-15-2013 H............................     1,333
     1,300   Brown Shoe Co., Inc.,
               8.75%, 5-1-2012.................................     1,359
     2,150   D.R. Horton, Inc.,
               5.625%, 9-15-2014 H.............................     2,070
       750   Desarrolladora Homes S.A.,
               7.50%, 9-28-2015 M..............................       735
     9,400   Ford Motor Co.,
               7.45%, 7-16-2031 H..............................     6,933
     1,100   GSC Holdings Corp.,
               8.00%, 10-1-2012 MH.............................     1,068
       715   Inergy L.P.,
               8.25%, 3-1-2016 M...............................       724
     1,800   Ingles Markets, Inc.,
               8.875%, 12-1-2011 H.............................     1,890
     2,350   Invista,
               9.25%, 5-1-2012 M...............................     2,503
       875   K. Hovnanian Enterprises, Inc.,
               6.125%, 1-15-2015...............................       827
       875   KB Home,
               6.25%, 6-15-2015................................       844
     1,650   Neiman Marcus Group, Inc.,
               10.375%, 10-15-2015 MH..........................     1,702
       910   Penney (J.C.) Co., Inc.,
               8.125%, 4-1-2027................................       951
       910   Perry Ellis International, Inc.,
               8.875%, 9-15-2013...............................       899
       995   Phillips Van-Heusen Corp.,
               7.75%, 11-15-2023...............................     1,042
     1,330   Rexnord Corp.,
               10.125%, 12-15-2012.............................     1,440
       850   Russel Metals, Inc.,
               6.375%, 3-1-2014................................       825
     1,625   SQS International, Inc.,
               12.00%, 12-15-2013 M............................     1,634
     1,090   Stater Brothers Holdings, Inc.,
               8.125%, 6-15-2012 H.............................     1,085
     1,075   Tenneco Automotive, Inc.,
               8.625%, 11-15-2014 H............................     1,080

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             CONSUMER CYCLICAL -- (CONTINUED)
$      944   TRW Automotive, Inc.,
               9.375%, 2-15-2013...............................  $  1,026
     2,440   United Auto Group, Inc.,
               9.625%, 3-15-2012...............................     2,592
     1,400   Warnaco, Inc.,
               8.875%, 6-15-2013...............................     1,498
                                                                 --------
                                                                   41,535
                                                                 --------
             CONSUMER STAPLES -- 3.2%
       640   Del Laboratories, Inc.,
               9.23%, 11-1-2011 M K............................       653
       865   Doane Pet Care Co.,
               10.625%, 11-15-2015 M...........................       904
       890   Dole Food Co., Inc.,
               7.25%, 6-15-2010................................       860
       910   Dole Food Co., Inc.,
               8.625%, 5-1-2009................................       929
     1,050   Ineos Group Holdings plc,
               7.875%, 2-15-2016...............................     1,050
     1,560   Johnsondiversey, Inc.,
               9.625%, 5-15-2012...............................     1,583
       950   Pierre Foods, Inc.,
               9.875%, 7-15-2012...............................       969
     1,750   Pilgrim's Pride Corp.,
               9.25%, 11-15-2013...............................     1,859
       660   Pilgrim's Pride Corp.,
               9.625%, 9-15-2011...............................       700
     1,540   Tembec Industries, Inc.,
               7.75%, 3-15-2012 H..............................       674
                                                                 --------
                                                                   10,181
                                                                 --------
             ENERGY -- 5.1%
     1,290   Chaparral Energy, Inc.,
               8.50%, 12-1-2015 M..............................     1,361
       750   Chesapeake Energy Corp.,
               6.63%, 1-15-2016................................       758
       625   Chesapeake Energy Corp.,
               6.875%, 1-15-2016...............................       638
       555   Chesapeake Energy Corp.,
               7.75%, 1-15-2015 H..............................       590
     1,600   Colorado Interstate Gas,
               6.80%, 11-15-2015 M.............................     1,662
     2,770   Comstock Resources, Inc.,
               6.875%, 3-1-2012................................     2,746
     1,545   Encore Acquisition Co.,
               7.25%, 12-1-2017................................     1,552
       875   Ferrell Gas Partners L.P.,
               8.75%, 6-15-2012................................       884
     3,685   Giant Industries, Inc.,
               8.00%, 5-15-2014 H..............................     3,831
     1,014   Magnum Hunter Resources, Inc.,
               9.60%, 3-15-2012................................     1,099
       905   Whiting Petroleum Corp.,
               7.00%, 2-1-2014 M...............................       910
                                                                 --------
                                                                   16,031
                                                                 --------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- 9.0%
$    2,850   American Real Estate Partners L.P.,
               7.125%, 2-15-2013...............................  $  2,886
     1,868   BCP Crystal Holdings Corp.,
               9.625%, 6-15-2014...............................     2,073
       675   Felcor Lodging L.P.,
               9.00%, 6-1-2011 H...............................       743
     9,105   General Motors Acceptance Corp.,
               6.875%, 9-15-2011...............................     8,693
     1,030   Host Marriott L.P.,
               7.00%, 8-15-2012 H..............................     1,053
       830   Kazkommerts International B.V.,
               7.875%, 4-7-2014 M..............................       868
       715   Kazkommerts International B.V.,
               8.00%, 11-3-2015 M..............................       752
     1,105   Nell Af Sarl,
               8.375%, 8-15-2015 MH............................     1,104
     1,250   Rainbow National Services LLC,
               10.375%, 9-1-2014 M.............................     1,400
     1,485   Sensus Metering Systems, Inc.,
               8.625%, 12-15-2013..............................     1,351
       880   Southern Star Central Corp.,
               8.50%, 8-1-2010.................................       937
       950   Trustreet Properties, Inc.,
               7.50%, 4-1-2015.................................       955
     2,060   Turanalem Finance B.V.,
               8.00%, 3-24-2014................................     2,135
       740   UGS Corp.,
               10.00%, 6-1-2012................................       814
       985   United Rentals North America, Inc.,
               6.50%, 2-15-2012................................       970
     1,640   Universal City Florida,
               9.00%, 5-1-2010 K...............................     1,648
                                                                 --------
                                                                   28,382
                                                                 --------
             FOREIGN GOVERNMENTS -- 0.1%
       300   Peru (Republic of),
               7.35%, 7-21-2025 H..............................       311
                                                                 --------
             HEALTH CARE -- 3.1%
       295   CRC Health Corp.,
               10.75%, 2-1-2016 M..............................       299
     1,345   HCA, Inc.,
               5.50%, 12-1-2009................................     1,326
       645   HCA, Inc.,
               6.375%, 1-15-2015...............................       644
       675   LifeCare Holdings, Inc.,
               9.25%, 8-15-2013 MH.............................       371
       445   Omnicare, Inc.,
               6.875%, 12-15-2015..............................       446
     2,485   Select Medical Corp.,
               7.625%, 2-1-2015................................     2,212
     1,475   Tenet Healthcare Corp.,
               9.25%, 2-1-2015 M...............................     1,446
     1,140   Tenet Healthcare Corp.,
               9.875%, 7-1-2014 H..............................     1,140

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             HEALTH CARE -- (CONTINUED)
$      580   United Surgical Partners International, Inc.,
               10.00%, 12-15-2011..............................  $    622
     1,190   Warner Chilcott Corp.,
               8.75%, 2-1-2015 M...............................     1,166
                                                                 --------
                                                                    9,672
                                                                 --------
             SERVICES -- 17.6%
     1,750   Allbritton Communications Co.,
               7.75%, 12-15-2012...............................     1,754
       400   Allied Waste North America, Inc.,
               7.875%, 4-15-2013 H.............................       415
     1,900   Allied Waste North America, Inc.,
               8.875%, 4-1-2008................................     2,002
       280   Allied Waste North America, Inc.,
               9.25%, 9-1-2012.................................       303
     1,215   AMC Entertainment, Inc.,
               9.50%, 2-1-2011 H...............................     1,148
       525   Boyd Gaming Corp.,
               6.75%, 4-15-2014 H..............................       516
     1,410   Boyd Gaming Corp.,
               7.75%, 12-15-2012 H.............................     1,470
       310   C&M Finance Ltd.,
               8.10%, 2-1-2016 M...............................       313
     1,595   Cablevision Systems Corp.,
               8.72%, 4-1-2009 K...............................     1,629
     1,270   Cenveo Corp.,
               7.875%, 12-1-2013 H.............................     1,238
     1,240   Cenveo Corp.,
               9.625%, 3-15-2012...............................     1,330
       435   CSC Holdings, Inc.,
               7.25%, 7-15-2008................................       436
     1,990   CSC Holdings, Inc.,
               8.125%, 7-15-2009...............................     2,020
     1,945   Dex Media, Inc.,
               8.00%, 11-15-2013 H.............................     1,998
     1,790   EchoStar Communications Corp.,
               5.75%, 5-15-2008 H..............................     1,754
     1,620   Hilton Hotels Corp.,
               7.625%, 12-1-2012...............................     1,751
     1,345   Intrawest Corp.,
               7.50%, 10-15-2013...............................     1,379
     1,550   Kerzner International Ltd.,
               6.75%, 10-1-2015................................     1,511
     1,535   Knowledge Learning Center, Inc.,
               7.75%, 2-1-2015 M...............................     1,466
       905   Lamar Media Corp.,
               7.25%, 1-1-2013.................................       934
     1,000   Liberty Media Corp.,
               8.25%, 2-1-2030 H...............................       991
     1,275   Lodgenet Entertainment Corp.,
               9.50%, 6-15-2013................................     1,377
     1,615   Majestic Star Casino LLC,
               9.75%, 1-15-2011 M..............................     1,651
     1,155   Medianews Group, Inc.,
               6.875%, 10-1-2013...............................     1,086
     2,275   MGM Mirage, Inc.,
               6.75%, 9-1-2012.................................     2,315
     1,180   Mohegan Tribal Gaming Authority,
               6.125%, 2-15-2013...............................     1,170

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
$      590   Mohegan Tribal Gaming Authority,
               6.375%, 7-15-2009...............................  $    596
     1,085   Mohegan Tribal Gaming Authority,
               7.125%, 8-15-2014...............................     1,120
       805   Network Communications,
               10.75%, 12-1-2013 M.............................       817
     1,625   Penn National Gaming, Inc.,
               6.75%, 3-1-2015 H...............................     1,621
       690   Service Corp. International,
               6.75%, 4-1-2016.................................       682
       300   Service Corp. International,
               7.875%, 2-1-2013................................       317
     1,480   Sheridan Group, Inc.,
               10.25%, 8-15-2011...............................     1,523
       445   Sinclair Broadcasting Group,
               6.00%, 9-15-2012................................       387
     2,035   Sirius Satellite Radio, Inc.,
               9.625%, 8-1-2013................................     1,999
     1,800   Starwood Hotels & Resorts Worldwide, Inc.,
               7.875%, 5-1-2012................................     1,971
     2,000   Station Casinos, Inc.,
               6.50%, 2-1-2014.................................     1,996
     1,600   Stewart Enterprises, Inc.,
               7.25%, 2-15-2013 M..............................     1,552
       810   Stratus Technologies, Inc.,
               10.375%, 12-1-2008..............................       842
       810   Sungard Data Systems, Inc.,
               10.25%, 8-15-2015 M.............................       814
       880   Sungard Data Systems, Inc.,
               3.75%, 1-15-2009................................       805
     1,325   Town Sports International, Inc.,
               9.625%, 4-15-2011...............................     1,389
       810   Unisys Corp.,
               7.875%, 4-1-2008................................       802
     2,270   Wynn Las Vegas LLC Corp.,
               6.625%, 12-1-2014 H.............................     2,210
                                                                 --------
                                                                   55,400
                                                                 --------
             TECHNOLOGY -- 16.0%
     1,210   Advanced Micro Devices, Inc.,
               7.75%, 11-1-2012................................     1,274
     1,915   American Cellular Corp.,
               10.00%, 8-1-2011................................     2,083
       850   Atlantic Broadband Finance LLC,
               9.375%, 1-15-2014 H.............................       774
     1,390   CCH I Holdings LLC,
               10.00%, 5-15-2014 M.............................       709
     1,205   CCH II Holdings LLC,
               10.25%, 9-15-2010 M.............................     1,184
     1,300   Celestica, Inc.,
               7.625%, 7-1-2013................................     1,271
       600   Centennial Communications Corp.,
               10.00%, 1-1-2013 MH.............................       621
       980   Centennial Communications Corp.,
               10.25%, 1-1-2013 M K............................     1,002

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             TECHNOLOGY -- (CONTINUED)
$    2,120   Charter Communications Holdings LLC,
               9.92%, 4-1-2011.................................  $  1,071
     1,575   Charter Communications Operating LLC,
               8.00%, 4-30-2012 M..............................     1,575
     1,190   Charter Communications Operating LLC,
               8.375%, 4-30-2014 M.............................     1,189
       740   Cincinnati Bell, Inc.,
               7.25%, 7-15-2013 H..............................       776
       400   Citizens Communications Co.,
               9.00%, 8-15-2031................................       412
     1,400   Citizens Communications Co.,
               9.25%, 5-15-2011 H..............................     1,540
       790   Hawaiian Telecom Communications, Inc.,
               12.50%, 5-1-2015 MH.............................       741
     1,300   Inmarsat Finance plc,
               7.625%, 6-30-2012...............................     1,337
     1,590   Insight Capital,
               10.50%, 11-1-2010...............................     1,675
     2,365   Intelsat Bermuda Ltd.,
               8.25%, 1-15-2013 M..............................     2,358
     1,600   Itron, Inc.,
               7.75%, 5-15-2012................................     1,627
     1,680   Legrand Holding S.A.,
               10.50%, 2-15-2013...............................     1,931
       850   Level 3 Communications, Inc.,
               9.125%, 5-1-2008 H..............................       812
     1,509   Lucent Technologies, Inc.,
               6.45%, 3-15-2029................................     1,268
       794   MCI, Inc.,
               7.69%, 5-1-2009.................................       819
       493   MCI, Inc.,
               8.74%, 5-1-2014.................................       556
     2,485   Mediacom LLC,
               9.50%, 1-15-2013 H..............................     2,465
       774   Ntelos Holdings Corp.,
               13.35%, 10-15-2013 M K..........................       778
     1,540   Qwest Capital Funding, Inc.,
               7.25%, 2-15-2011 H..............................     1,551
     2,390   Qwest Communications International,
               7.50%, 2-15-2014 H..............................     2,414
     1,600   Qwest Corp.,
               6.875%, 9-15-2033...............................     1,476
     1,130   Qwest Corp.,
               7.50%, 6-15-2023................................     1,109
       685   Qwest Corp.,
               8.875%, 3-15-2012...............................       759
     2,695   Rogers Cable, Inc.,
               6.25%, 6-15-2013................................     2,661
       200   Rogers Wireless, Inc.,
               9.75%, 6-1-2016.................................       243
       755   Rural Cellular Corp.,
               9.875%, 2-1-2010................................       812
       810   Sanmina-Sci Corp.,
               6.75%, 3-1-2013 H...............................       774
     1,850   Spectrum Brands, Inc.,
               7.375%, 2-1-2015 H..............................     1,522

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
$    1,210   States Chippac Ltd.,
               7.50%, 7-19-2010................................  $  1,228
     2,895   Time Warner Telecommunications, Inc.,
               10.125%, 2-1-2011 H.............................     3,040
       840   Valor Telecom Enterprise,
               7.75%, 2-15-2015................................       867
                                                                 --------
                                                                   50,304
                                                                 --------
             TRANSPORTATION -- 1.2%
       875   Greenbrier Co.,
               8.375%, 5-15-2015 M.............................       912
     2,900   Trinity Industries, Inc.,
               6.50%, 3-15-2014................................     2,893
                                                                 --------
                                                                    3,805
                                                                 --------
             UTILITIES -- 11.4%
     1,825   AES China Generating Co., Ltd.,
               8.25%, 6-26-2010................................     1,843
     1,270   AES Corp.,
               8.75%, 5-15-2013 M..............................     1,381
     2,280   Aquila, Inc.,
               7.625%, 11-15-2009 H............................     2,331
     1,395   Atlas Pipeline Partners,
               8.125%, 12-15-2015 M............................     1,437
     2,000   Chivor S.S. E.S.P.,
               9.75%, 12-30-2014...............................     2,195
     1,370   CMS Energy Corp.,
               6.875%, 12-15-2015..............................     1,384
     1,085   Copano Energy LLC,
               8.50%, 3-1-2016 M...............................     1,085
     1,595   Dynegy Holdings, Inc.,
               10.125%, 7-15-2013 M............................     1,800
       500   Edison Mission Energy Corp.,
               7.73%, 6-15-2009................................       514
     2,100   Edison Mission Energy Corp.,
               9.875%, 4-15-2011...............................     2,436
       640   Mirant Americas Generation LLC,
               9.125%, 5-1-2031................................       681
       400   Nevada Power Co.,
               8.50%, 1-1-2023.................................       413
       980   NRG Energy, Inc.,
               7.375%, 2-1-2016 M..............................       997
     1,858   NRG Energy, Inc.,
               8.00%, 12-15-2013...............................     2,072
     1,475   Reliant Energy, Inc.,
               6.75%, 12-15-2014...............................     1,269
     1,790   Semgroup L.P.,
               8.75%, 11-15-2015 M.............................     1,844
       730   Sierra Pacific Resources,
               8.625%, 3-15-2014 H.............................       794
     1,000   Teco Energy, Inc.,
               6.25%, 5-1-2010 K...............................     1,030
     1,291   Tenaska Alabama Partners L.P.,
               7.00%, 6-30-2021 M..............................     1,311
     4,170   Tennessee Gas Pipeline Co.,
               7.50%, 4-1-2017.................................     4,538

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             UTILITIES -- (CONTINUED)
$    3,572   Texas Genco LLC,
               6.875%, 12-15-2014 M............................  $  3,865
       825   TXU Corp.,
               5.55%, 11-15-2014 H.............................       775
                                                                 --------
                                                                   35,995
                                                                 --------
             Total corporate bonds: non-investment grade
               (cost $301,619).................................  $299,987
                                                                 --------
COMMON STOCK -- 0.0%
             CONSUMER CYCLICAL -- 0.0%
         1   Hosiery Corp. of America, Inc. Class A BV.........  $     --
                                                                 --------
             Total common stock
               (cost $21)......................................  $     --
                                                                 --------
PREFERRED STOCK -- 0.0%
             TECHNOLOGY -- 0.0%
        20   Adelphia Communications Corp. B...................  $     --
                                                                 --------
             Total preferred stock
               (cost $488).....................................  $     --
                                                                 --------
             Total long-term investments
               (cost $313,677).................................  $311,675
                                                                 --------
SHORT-TERM INVESTMENTS -- 18.6%
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 18.6%
    58,556   Navigator Prime Portfolio.........................  $ 58,556
                                                                 --------
             Total short-term investments
               (cost $58,556)..................................  $ 58,556
                                                                 --------
             Total investments in securities
               (cost $372,233) O...............................  $370,231
             Other assets & liabilities........................   (55,561)
                                                                 --------
             Total net assets..................................  $314,670
                                                                 ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.99% of total net assets at January 31, 2006.

 Y   All principal amounts are in U.S. dollars unless otherwise indicated.

     EUR - EURO

     ISK - Iceland Krona

     MXP - Mexican Peso

  O At January 31, 2006, the cost of securities for federal income tax purposes was $372,488 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 3,780
      Unrealized depreciation.........................   (6,037)
                                                        -------
        Net unrealized depreciation...................  $(2,257)
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  B Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

 H   Security is partially on loan at January 31, 2006.

  V The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED   SHARES/PAR        SECURITY       COST BASIS
      ---------------   ----------        --------       ----------
      2/2002-3/2002         1        Hosiery Corp. of
                                     America, Inc.
                                     Class A -- 144A        $21

     The aggregate value of this security at January 31, 2006 was $--, which represents 0.00% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $62,859, which represents 19.98% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         -------         --------         --------         --------------
Iceland Krona                                    Buy             $ 1,572         $ 1,569          2/3/2006                 3
                                                                                                                        ----
                                                                                                                        $  3
                                                                                                                        ====

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 AFFILIATED INVESTMENT COMPANIES -- 99.6%
FIXED INCOME FUNDS -- 93.7%
    250     Hartford Floating Rate Fund, Class Y..............  $ 2,530
    607     Hartford High Yield Fund, Class Y.................    4,751
    123     Hartford Income Fund, Class Y.....................    1,266
    449     Hartford Inflation Plus Fund, Class Y.............    4,762
    707     Hartford Short Duration Fund, Class Y.............    6,959
    888     Hartford Total Return Bond Fund, Class Y..........    9,498
                                                                -------
            Total fixed income funds (Cost $30,337)...........  $29,766
                                                                -------
MONEY MARKET FUND -- 5.9%
  1,891     Hartford Money Market Fund, Class Y...............  $ 1,891
                                                                -------
            Total money market fund
              (cost $1,891)...................................  $ 1,891
                                                                -------
            Total investments in affiliated investment
              companies
              (cost $32,228) O................................  $31,657
            Other assets & liabilities........................      115
                                                                -------
            Total net assets..................................  $31,772
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $32,282 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.......................  $  --
Unrealized depreciation.......................   (625)
                                                -----
Net unrealized depreciation...................  $(625)
                                                =====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$     150   State of Illinois,
              5.10%, Taxable Pension, 6-1-2033................  $   145
                                                                -------
            Total municipal bonds
              (cost $150).....................................  $   145
                                                                -------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 12.2%
            FINANCE -- 11.8%
    4,056   Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W.............................  $    93
    3,142   Banc of America Commercial Mortgage, Inc.,
              5.50%, 11-10-2039 M W...........................       83
   25,275   Banc of America Commercial Mortgage, Inc.,
              5.50%, 7-10-2043 M W............................      255
    8,148   Banc of America Commercial Mortgage, Inc.,
              5.75%, 6-10-2039 W..............................      104
       54   Bank One Issuance Trust,
              5.61%, 12-15-2010 K.............................       55
      200   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.29%, 6-11-2041................................      200
    3,479   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 M W............................       81
       50   Capital Auto Receivables Asset Trust,
              4.73%, 9-15-2010................................       49
       25   Capital One Master Trust,
              5.62%, 6-15-2009 MK.............................       25
       37   Chase Funding Mortgage Loan Asset-Backed,
              8.45%, 2-25-2030................................       37
       30   Chase Manhattan Auto Owner Trust,
              2.57%, 2-16-2010................................       29
       45   Chemical Master Credit Card Trust,
              7.09%, 2-15-2009................................       45
      150   Chuo Mitsui Trust & Banking Ltd.,
              5.51%, 4-15-2049 M..............................      146
       75   Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................       73
    2,390   Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 M W...........................       98
      300   Citigroup Commercial Mortgage Trust,
              5.06%, 5-15-2043................................      291
    6,375   Commercial Mortgage Pass-Through Certificates,
              5.50%, 3-10-2039 M W............................      143
       49   Countrywide Asset-Backed Certificates,
              5.46%, 5-25-2035................................       48
      200   CS First Boston Mortgage Securities Corp.,
              3.81%, 12-15-2036...............................      194
    2,818   CS First Boston Mortgage Securities Corp.,
              4.15%, 11-15-2037 M W...........................       98
      100   Equity One ABS, Inc.,
              5.46%, 12-25-2033...............................       99
       50   Equity One ABS, Inc.,
              7.03%, 7-25-2034 K..............................       51

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FINANCE -- (CONTINUED)
$     178   First Union-Lehman Brothers-Bank of America,
              6.56%, 11-18-2035...............................  $   183
      200   Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................      197
      100   Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................      100
      200   GE Capital Commercial Mortgage Corp.,
              5.00%, 12-10-2037...............................      198
   55,626   GE Capital Commercial Mortgage Corp.,
              6.35%, 11-10-2045 M W...........................      139
      147   GMAC Commercial Mortgage Securities, Inc.,
              3.34%, 5-10-2036................................      139
      200   GMAC Commercial Mortgage Securities, Inc.,
              4.65%, 4-10-2040................................      195
      200   GMAC Commercial Mortgage Securities, Inc.,
              5.30%, 8-10-2038................................      200
      125   Goldman Sachs Auto Loan Trust,
              4.98%, 11-15-2013...............................      125
       50   Green Tree Financial Corp.,
              6.48%, 12-1-2030................................       51
       22   Green Tree Financial Corp.,
              7.30%, 1-15-2026................................       23
       18   Green Tree Financial Corp.,
              7.35%, 5-15-2027................................       19
      200   Greenwich Capital Commercial Funding Corp.,
              4.02%, 1-5-2036.................................      194
    4,761   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W..............................       87
      200   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.13%, 1-12-2038................................      193
      155   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.33%, 12-12-2034...............................      151
      172   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.38%, 10-12-2037...............................      169
      188   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.95%, 11-12-2039...............................      182
    2,380   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 M W............................       68
   17,768   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.00%, 9-12-2037 M W............................      197
      190   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.16%, 5-12-2034................................      199
   26,150   LP-UBS Commercial Mortgage Trust,
              5.26%, 6-15-2036 M W............................      202
      100   Marlin Leasing Receivables LLC,
              4.52%, 3-15-2008 M..............................       99
      100   Marlin Leasing Receivables LLC,
              5.25%, 8-15-2012 M..............................       99
      200   Merrill Lynch Mortgage Trust,
              4.92%, 10-12-2041...............................      194

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$     200   Morgan Stanley Capital I,
              4.17%, 12-15-2041...............................  $   194
   16,463   Morgan Stanley Capital I,
              6.00%, 6-12-2047 M W............................      198
      112   Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................      113
       44   Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       43
      131   Residential Asset Mortgage Products, Inc.,
              3.68%, 8-25-2026................................      131
       17   Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       18
      200   Wachovia Bank Commercial Mortgage Trust,
              4.39%, 2-15-2041................................      192
      100   Wachovia Bank Commercial Mortgage Trust,
              4.87%, 2-15-2035................................       98
    7,044   Wachovia Bank Commercial Mortgage Trust,
              5.50%, 2-15-2041 M W............................      164
       32   WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................       31
       39   WFS Financial Owner Trust,
              3.13%, 5-17-2012................................       39
                                                                -------
                                                                  7,121
                                                                -------
            TRANSPORTATION -- 0.4%
      130   Continental Airlines, Inc.,
              7.57%, 12-1-2006................................      128
       56   Continental Airlines, Inc.,
              8.05%, 5-1-2022.................................       58
       53   Northwest Airlines, Inc.,
              6.81%, 2-1-2020 o...............................       51
                                                                -------
                                                                    237
                                                                -------
            Total asset & commercial mortgage backed
              securities
              (cost $7,500)...................................  $ 7,358
                                                                -------
CORPORATE BONDS: INVESTMENT GRADE -- 31.7%
            BASIC MATERIALS -- 1.7%
      100   California Steel Industries, Inc.,
              6.125%, 3-15-2014...............................  $    95
       38   Fortune Brands, Inc.,
              5.125%, 1-15-2011...............................       38
      125   ICI Wilmington Co.,
              5.625%, 12-1-2013...............................      123
      100   International Paper Co.,
              5.25%, 4-1-2016.................................       95
       75   International Steel Group, Inc.,
              6.50%, 4-15-2014................................       76
       65   Lubrizol Corp.,
              5.50%, 10-1-2014................................       65
      125   Noranda, Inc.,
              6.00%, 10-15-2015...............................      126
       55   Nova Chemicals Corp.,
              7.56%, 11-15-2013 MK............................       56
       33   United States Steel Corp.,
              10.75%, 8-1-2008................................       37

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            BASIC MATERIALS -- (CONTINUED)
$     100   Vale Overseas Ltd.,
              8.25%, 1-17-2034................................  $   114
       52   Westlake Chemical Corp.,
              8.75%, 7-15-2011................................       57
      100   Westlake Chemicals,
              6.625%, 1-15-2016...............................      100
                                                                -------
                                                                    982
                                                                -------
            CAPITAL GOODS -- 0.6%
       55   American Standard, Inc.,
              7.375%, 2-1-2008................................       57
      100   Bombardier, Inc.,
              6.75%, 5-1-2012 M...............................       93
       20   Grant Prideco, Inc.,
              6.125%, 8-15-2015 M.............................       20
      200   Hutchinson Whampoa International Ltd.,
              6.25%, 1-24-2014 M..............................      209
                                                                -------
                                                                    379
                                                                -------
            CONSUMER CYCLICAL -- 3.3%
      140   Arvinmeritor, Inc.,
              8.75%, 3-1-2012.................................      139
      110   Carnival Corp.,
              6.65%, 1-15-2028................................      119
      150   Centex Corp.,
              5.70%, 5-15-2014................................      148
       75   CRH America, Inc.,
              5.30%, 10-15-2013...............................       74
      100   D.R. Horton, Inc.,
              5.625%, 9-15-2014...............................       96
      200   DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11-15-2013...............................      208
      130   Delhaize America, Inc.,
              9.00%, 4-15-2031................................      153
      150   Foster's Finance Corp.,
              4.875%, 10-1-2014 M.............................      143
      150   Johnson Controls, Inc.,
              5.50%, 1-15-2016................................      148
      100   Lennar Corp.,
              5.95%, 3-1-2013.................................      100
      100   Ltd. Brands, Inc.,
              5.25%, 11-1-2014................................       94
      175   May Department Stores Co.,
              5.75%, 7-15-2014................................      177
      125   Pulte Homes, Inc.,
              5.20%, 2-15-2015................................      117
      150   Safeway, Inc.,
              5.625%, 8-15-2014...............................      148
      100   WMC Finance USA,
              5.125%, 5-15-2013...............................       99
                                                                -------
                                                                  1,963
                                                                -------
            CONSUMER STAPLES -- 0.7%
       30   Pilgrim's Pride Corp.,
              9.625%, 9-15-2011...............................       32
      100   Smithfield Foods, Inc.,
              7.75%, 5-15-2013................................      105

 THE HARTFORD INCOME FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
$     150   Tyson Foods, Inc.,
              8.25%, 10-1-2011................................  $   165
      100   Weyerhaeuser Co.,
              6.75%, 3-15-2012................................      106
                                                                -------
                                                                    408
                                                                -------
            ENERGY -- 1.5%
      150   Chesapeake Energy Corp.,
              6.50%, 8-15-2017................................      149
      100   Gazprom International S.A.,
              7.20%, 2-1-2020 M...............................      106
      110   Petrobras International Finance Co.,
              7.75%, 9-15-2014................................      120
      130   Pioneer Natural Resources Co.,
              5.875%, 7-15-2016...............................      127
       15   Premcor Refining Group, Inc.,
              9.25%, 2-1-2010.................................       16
      125   USX Corp.,
              9.375%, 2-15-2012...............................      151
      175   Valero Energy Corp.,
              7.50%, 4-15-2032................................      211
                                                                -------
                                                                    880
                                                                -------
            FINANCE -- 10.5%
      125   ACE INA Holdings, Inc.,
              5.875%, 6-15-2014...............................      128
      100   AMB Property L.P.,
              7.50%, 6-30-2018................................      113
      110   American Real Estate Partners L.P.,
              7.125%, 2-15-2013...............................      111
      150   Archstone-Smith Operating Trust,
              5.25%, 5-1-2015.................................      147
      150   Arden Realty L.P.,
              5.20%, 9-1-2011.................................      151
      200   BAE Systems Holdings, Inc.,
              5.20%, 8-15-2015 M..............................      194
       60   Banco Nacional De Mtn Be,
              3.875%, 1-21-2009 M.............................       58
      100   Camden Property Trust,
              5.00%, 6-15-2015................................       95
       75   Capital One Bank Corp.,
              6.50%, 6-13-2013................................       79
      125   Capital One Bank,
              5.125%, 2-15-2014...............................      122
      150   CIT Group, Inc.,
              5.125%, 9-30-2014...............................      146
       90   Deutsche Bank NY,
              5.63%, 1-19-2016 M..............................       89
      100   Farmers Exchange Capital,
              7.20%, 7-15-2048 M..............................      102
       50   General Motors Acceptance Corp.,
              6.75%, 12-1-2014................................       47
      200   General Motors Acceptance Corp.,
              8.00%, 11-1-2031................................      204
      150   Glencore Funding LLC,
              6.00%, 4-15-2014 M..............................      142
      125   Goldman Sachs Group, Inc.,
              5.15%, 1-15-2014................................      123

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FINANCE -- (CONTINUED)
$      75   Goldman Sachs Group, Inc.,
              5.25%, 4-1-2013.................................  $    74
      100   Host Marriott L.P.,
              6.375%, 3-15-2015...............................       99
      225   HSBC Capital Funding L.P.,
              4.61%, 12-27-2049 M.............................      212
      165   iStar Financial, Inc.,
              5.70%, 3-1-2014.................................      164
       50   JP Morgan Chase & Co.,
              5.125%, 9-15-2014...............................       49
      175   JP Morgan Chase & Co.,
              5.25%, 5-1-2015.................................      172
       75   Kazkommerts International B.V.,
              7.875%, 4-7-2014................................       79
       40   Kazkommerts International B.V.,
              7.875%, 4-7-2014 M..............................       42
      175   Key Bank N.A., Inc.,
              5.80%, 7-1-2014.................................      180
      175   MBNA Corp.,
              6.125%, 3-1-2013................................      184
      135   Merrill Lynch & Co., Inc.,
              6.875%, 11-15-2018..............................      152
      200   Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014 M..............................      206
      175   Morgan Stanley,
              4.75%, 4-1-2014.................................      167
      100   Natexis AMBS Co. LLC,
              8.44%, 12-29-2049 M.............................      107
      150   Northern Rock plc,
              5.60%, 4-30-2049 M..............................      150
      120   Pemex Project Funding Master Trust,
              7.375%, 12-15-2014..............................      132
       50   Pemex Project Funding Master Trust,
              7.75%, 9-28-2009................................       51
       50   PHH Corp.,
              7.125%, 3-1-2013................................       52
       85   Public Bank Berhad,
              5.00%, 6-20-2017................................       82
       85   Public Bank Berhad,
              5.625%, 6-22-2014...............................       85
      200   Rabobank Capital Funding II,
              5.26%, 12-29-2049 M.............................      196
      110   Residential Capital Corp.,
              6.375%, 6-30-2010...............................      113
      100   Resona Bank Ltd.,
              5.85%, 12-31-2049 M.............................       99
      100   Santander Central Hispano Issuances Ltd.,
              7.625%, 9-14-2010...............................      110
       75   Shurgard Storage Centers, Inc.,
              5.875%, 3-15-2013...............................       75
      100   Sumitomo Mitsui Banking,
              5.63%, 10-15-2015 M.............................       99
      100   Swedbank Foreningssparbanken,
              9.00%, 12-31-2049 M.............................      114
      150   Toll Brothers Finance Corp.,
              5.15%, 5-15-2015 M..............................      139
      125   TuranAlem Finance B.V.,
              8.00%, 3-24-2014................................      130

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$     100   UFJ Finance Aruba AEC,
              6.75%, 7-15-2013................................  $   108
      110   Wachovia Capital Trust I,
              5.80%, 8-26-49..................................      110
      100   Washington Mutual, Inc.,
              4.625%, 4-1-2014................................       93
      150   Wellpoint, Inc.,
              5.00%, 1-15-2011................................      150
      150   Westfield Capital Corp.,
              5.125%, 11-15-2014 M............................      148
       50   Westpac Capital Trust III,
              5.82%, 9-30-2013 M..............................       51
      100   Westpac Capital Trust IV,
              5.26%, 12-31-2049 M.............................       97
                                                                -------
                                                                  6,322
                                                                -------
            FOREIGN GOVERNMENTS -- 1.9%
ISK18,000   Austria International (Republic of),
              9.00%, 9-15-2006................................      287
       25   Colombia (Republic of),
              10.375%, 1-28-2033..............................       34
      100   Columbia (Republic of),
              10.00%, 1-23-2012...............................      120
       30   El Salvador (Republic of),
              8.25%, 4-10-2032................................       34
       25   El Salvador (Republic of),
              8.25%, 4-10-2032 M..............................       28
      100   El Salvador (Republic of),
              8.50%, 7-25-2011................................      112
ISK 8,528   Iceland Housing Finance Fund,
              3.75%, 2-15-2024................................      128
HUF26,000   Hungary Government Bond,
              8.00%, 2-12-2015................................      134
       60   Panama (Republic of),
              8.875%, 9-30-2027...............................       74
       80   Panama (Republic of),
              9.375%, 7-23-2012...............................       95
      100   South Africa (Republic of),
              7.375%, 4-25-2012...............................      111
                                                                -------
                                                                  1,157
                                                                -------
            HEALTH CARE -- 1.1%
      150   Cardinal Health, Inc.,
              4.00%, 6-15-2015................................      134
      100   HCA, Inc.,
              6.95%, 5-1-2012.................................      103
      150   Manor Care, Inc.,
              6.25%, 5-1-2013.................................      154
      100   Universal Health Services, Inc.,
              6.75%, 11-15-2011...............................      105
      150   Wyeth,
              5.50%, 2-1-2014.................................      151
                                                                -------
                                                                    647
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            SERVICES -- 3.9%
$      10   American Greetings Corp.,
              6.10%, 8-1-2028.................................  $    10
      175   Belo Corp.,
              7.25%, 9-15-2027................................      174
      150   Clear Channel Communications, Inc.,
              5.50%, 9-15-2014................................      141
      100   Comcast Cable Communications, Inc.,
              6.75%, 1-30-2011................................      105
      100   Comcast Cable Communications, Inc.,
              8.875%, 5-1-2017................................      121
      175   Donnelley (R.R.) & Sons Co.,
              5.50%, 5-15-2015................................      167
       75   Harrah's Operating Co., Inc.,
              5.375%, 12-15-2013..............................       73
      100   Hilton Hotels Corp.,
              7.50%, 12-15-2017...............................      110
      150   Hyatt Equities LLC,
              6.875%, 6-15-2007 M.............................      153
      100   ITT Corp.,
              7.375%, 11-15-2015..............................      109
      175   Liberty Media Corp.,
              5.70%, 5-15-2013................................      164
      150   Marriott International,
              5.81%, 11-10-2015 M.............................      150
      150   Mashantucket Western Pequot Revenue Bond,
              5.91%, 9-1-2021 M...............................      148
      100   Mohegan Tribal Gaming Authority,
              6.125%, 2-15-2013...............................       99
      150   News America Holdings, Inc.,
              7.75%, 1-20-2024................................      167
       50   News America Holdings, Inc.,
              9.25%, 2-1-2013.................................       60
      110   Reader's Digest Association, Inc.,
              6.50%, 3-1-2011.................................      109
      150   Scholastic Corp.,
              5.00%, 4-15-2013................................      135
      150   Tele-Communications, Inc.,
              7.875%, 8-1-2013................................      168
                                                                -------
                                                                  2,363
                                                                -------
            TECHNOLOGY -- 3.4%
    1,200   American Movil SA de CV,
              9.00%, 1-15-2016................................      116
      210   Cingular Wireless Services, Inc.,
              8.125%, 5-1-2012................................      241
      200   Cox Communications, Inc.,
              4.625%, 6-1-2013................................      185
      150   Deutsche Telekom International Finance B.V.,
              5.25%, 7-22-2013................................      148
       35   Fisher Scientific International, Inc.,
              6.75%, 8-15-2014................................       36
      150   France Telecom S.A.,
              8.00%, 3-1-2011.................................      166
       60   Legrand Holding S.A.,
              10.50%, 2-15-2013...............................       69
      135   MCI, Inc.,
              7.69%, 5-1-2009.................................      139
      150   Motorola, Inc.,
              8.00%, 11-1-2011................................      171

 THE HARTFORD INCOME FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$     150   Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................  $   151
      100   Sprint Capital Corp.,
              6.90%, 5-1-2019.................................      110
    1,400   Telefonos De Mexico, S.A.,
              8.75%, 1-31-2016 K..............................      134
      150   Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................      158
       50   Time Warner Entertainment Co. L.P.,
              8.375%, 3-15-2023...............................       58
      160   Turner Broadcasting System, Inc.,
              8.375%, 7-1-2013................................      183
                                                                -------
                                                                  2,065
                                                                -------
            TRANSPORTATION -- 0.8%
      125   American Airlines, Inc.,
              7.86%, 10-1-2011................................      133
      100   Continental Airlines, Inc.,
              6.56%, 2-15-2012................................      105
      100   Continental Airlines, Inc.,
              7.45%, 10-2-2010................................      102
      150   Royal Caribbean Cruises Ltd.,
              6.875%, 12-1-2013...............................      159
                                                                -------
                                                                    499
                                                                -------
            UTILITIES -- 2.3%
      100   Appalachian Power Co.,
              5.00%, 6-1-2017.................................       95
      110   Citco Trustees Cayman Ltd.,
              8.5%, 12-21-2014 M..............................      113
       75   Consumers Energy Co.,
              5.375%, 4-15-2013...............................       74
       50   Consumers Energy Co.,
              6.00%, 2-15-2014................................       51
      150   Duke Energy Corp.,
              5.30%, 10-1-2015................................      150
      125   Kinder Morgan, Inc.,
              5.15%, 3-1-2015.................................      121
       65   Nevada Power Co.,
              9.00%, 8-15-2013................................       72
       50   NorthWestern Corp.,
              7.30%, 12-1-2006 M..............................       51
      120   Sithe/Independence Funding Corp.,
              9.00%, 12-30-2013...............................      133
      100   Tampa Electric Co.,
              6.375%, 8-15-2012...............................      106
      105   TECO Energy, Inc.,
              7.20%, 5-1-2011.................................      111
      100   Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................      101
      200   TransAlta Corp.,
              5.75%, 12-15-2013...............................      202
                                                                -------
                                                                  1,380
                                                                -------
            Total corporate bonds: investment grade
              (cost $19,096)..................................  $19,045
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 26.1%
            BASIC MATERIALS -- 2.5%
$      70   AEP Industries, Inc.,
              7.875%, 3-15-2013...............................  $    68
      100   AK Steel Corp.,
              7.75%, 6-15-2012................................       98
      100   Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011 M.............................       99
       45   Boise Cascade LLC,
              7.125%, 10-15-2014..............................       42
      125   Clarke American Corp.,
              11.75%, 12-15-2013 M............................      125
      110   Crown Americas, Inc.,
              7.75%, 11-15-2015 M.............................      114
       50   CSN Islands IX Corp.,
              10.00%, 1-15-2015...............................       57
      150   Domtar, Inc.,
              5.375%, 12-1-2013...............................      117
      100   Evraz Group S.A.,
              8.25%, 11-10-2015 M.............................      101
       80   Goodyear Tire & Rubber Co.,
              9.00%, 7-1-2015.................................       80
      150   Ineos Group Holdings plc,
              8.50%, 2-15-2016 M..............................      149
      150   Koppers, Inc.,
              9.875%, 10-15-2013..............................      162
      145   Novelis, Inc.,
              7.25%, 2-15-2015 M..............................      137
       75   Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012...............................       81
       40   Plastipak Holdings, Inc.,
              8.50%, 12-15-2015 M.............................       41
      100   Vedanta Resource plc,
              6.625%, 2-22-2010...............................       98
                                                                -------
                                                                  1,569
                                                                -------
            CAPITAL GOODS -- 0.4%
      100   K2, Inc.,
              7.375%, 7-1-2014................................      100
       95   L-3 Communications Corp.,
              6.125%, 7-15-2013...............................       94
       25   Terex Corp.,
              7.375%, 1-15-2014...............................       25
                                                                -------
                                                                    219
                                                                -------
            CONSUMER CYCLICAL -- 3.0%
      125   Amerigas Partners L.P.,
              7.125%, 5-20-2016...............................      124
      100   Bombardier Recreational Products, Inc.,
              8.375%, 12-15-2013..............................      102
       50   Brown Shoe Co., Inc.,
              8.75%, 5-1-2012.................................       52
      100   Desarrolladora Homes S.A.,
              7.50%, 9-28-2015 M..............................       98
      200   Ford Motor Co.,
              7.45%, 7-16-2031................................      148
       90   GSC Holdings Corp.,
              8.00%, 10-1-2012 M..............................       87
       90   Inergy L.P.,
              8.25%, 3-1-2016 M...............................       91

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$     175   Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................  $   184
       50   Invista,
              9.25%, 5-1-2012 M...............................       53
      125   Neiman Marcus Group, Inc.,
              10.375%, 10-15-2015 M...........................      129
       75   Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................       79
      145   Rexnord Corp.,
              10.125%, 12-15-2012.............................      157
       65   Russel Metals, Inc.,
              6.375%, 3-1-2014................................       63
      150   SGS International, Inc.,
              12.00%, 12-15-2013 M............................      151
      105   Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012...............................      104
       65   United Auto Group, Inc.,
              9.625%, 3-15-2012...............................       69
      100   Warnaco, Inc.,
              8.875%, 6-15-2013...............................      107
                                                                -------
                                                                  1,798
                                                                -------
            CONSUMER STAPLES -- 1.1%
      110   Del Laboratories, Inc.,
              9.23%, 11-1-2011 MK.............................      112
       75   Del Monte Corp.,
              6.75%, 2-15-2015................................       74
      115   Doane Pet Care Co.,
              10.625%, 11-15-2015 M...........................      120
      126   Dole Food Co., Inc.,
              8.875%, 3-15-2011...............................      128
       90   Pierre Foods, Inc.,
              9.875%, 7-15-2012...............................       92
      100   Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................      106
       45   Tembec Industries, Inc.,
              7.75%, 3-15-2012................................       20
                                                                -------
                                                                    652
                                                                -------
            ENERGY -- 2.1%
      150   Cie Gen Geophysique,
              7.50%, 5-15-2015 M..............................      155
       50   Colorado Interstate Gas,
              6.80%, 11-15-2015 M.............................       52
      120   Comstock Resources, Inc.,
              6.875%, 3-1-2012................................      119
      150   Encore Acquisition Co.,
              7.25%, 12-1-2017................................      151
      100   Gazprom OAO,
              9.625%, 3-1-2013 M..............................      120
      100   Giant Industries, Inc.,
              8.00%, 5-15-2014................................      104
       80   MEI Euro Finance Ltd,
              8.75%, 5-22-2010................................       82
      100   Naftogaz Ukrainy,
              8.125%, 9-30-2009...............................      101

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            ENERGY -- (CONTINUED)
$     100   Petrozuata Finance, Inc.,
              8.22%, 4-1-2017 M...............................  $    95
       85   Pogo Producing Co.,
              6.875%, 10-1-2017 M.............................       85
       50   Sibneft,
              11.50%, 2-13-2007...............................       53
      150   Whiting Petroleum Corp.,
              7.00%, 2-1-2014 M...............................      151
                                                                -------
                                                                  1,268
                                                                -------
            FINANCE -- 5.0%
       60   Antam Finance Ltd.,
              7.375%, 9-30-2010...............................       60
      100   ATF Bank,
              8.875%, 11-1-2009...............................      104
      110   Banco Votorantim S.A.,
              6.875%, 10-14-2015 M............................      111
       75   BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014...............................       83
    1,850   Dow Jones CDX HY,
              6.75%, 6-29-2010 M..............................    1,842
      745   Dow Jones,
              8.75%, 12-29-2010 M.............................      757
       21   Forest City Enterprises, Inc.,
              7.625%, 6-1-2015................................       22
                                                                -------
                                                                  2,979
                                                                -------
            FOREIGN GOVERNMENTS -- 3.1%
      123   Argentian (Republic of),
              4.01%, 8-3-2012 K...............................      111
       37   Argentina (Republic of),
              8.28%, 12-31-2033...............................       33
      250   Brazil (Federated Republic of),
              12.50%, 1-5-2016................................      116
       25   Brazil (Federated Republic of),
              8.875%, 4-15-2024...............................       29
      150   Brazil (Republic of),
              7.875% 3-7-2015.................................      163
       10   Dominican Republic,
              9.04%, 1-23-2018................................       11
       79   Dominican Republic,
              9.50%, 9-27-2011 M..............................       84
       75   Ecuador (Republic of),
              9.00%, 8-15-2030................................       72
      100   Ecuador (Republic of),
              9.375%, 12-15-2015 M............................      100
       80   Indonesia (Republic of),
              7.25%, 4-20-2015................................       82
       30   Indonesia (Republic of),
              6.75%, 3-10-2014................................       30
       40   Jamaica (Government of),
              10.625%, 6-20-2017..............................       45
       75   Lebanese Republic,
              10.125%, 8-6-2008...............................       81
      140   Peru (Republic of),
              3.00%, 3-7-2027 V...............................      103
       90   Peru (Republic of),
              8.75%, 11-21-2033...............................      105

 THE HARTFORD INCOME FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            FOREIGN GOVERNMENTS -- (CONTINUED)
$      70   Philippines (Republic of),
              10.625%, 3-16-2025..............................  $    89
       75   Philippines (Republic of),
              8.375%, 2-15-2011...............................       81
       25   Philippines (Republic of),
              9.00%, 2-15-2013................................       28
       25   Philippines (Republic of),
              9.875%, 3-17-2015...............................       28
       50   Turkey (Republic of),
              9.875%, 3-19-2008...............................       54
       30   Turkey (Republic of),
              7.25%, 3-15-2015................................       32
      100   Ukraine Government,
              7.65% , 6-11-2013...............................      106
       50   Uruguay (Republic of),
              7.50%, 3-15-2015................................       53
      100   Uruguay (Republic of),
              8.00%, 11-18-2022...............................      104
      130   Venezuela (Republic of),
              5.375%, 8-7-2010................................      127
                                                                -------
                                                                  1,867
                                                                -------
            HEALTH CARE -- 0.2%
       20   CRC Health Corp.,
              10.75%, 2-01-2016 M.............................       20
       40   Omnicare, Inc.,
              6.875%, 12-15-2015..............................       40
      100   Select Medical Corp.,
              7.625%, 2-1-2015................................       89
                                                                -------
                                                                    149
                                                                -------
            SERVICES -- 3.0%
      110   Allied Waste North America, Inc.,
              5.75%, 2-15-2011................................      105
      150   Cenveo Corp.,
              9.625%, 3-15-2012...............................      161
       65   CSC Holdings, Inc.,
              8.125%, 7-15-2009...............................       66
      100   Dex Media, Inc.,
              8.00%, 11-15-2013...............................      103
       70   EchoStar DBS Corp.,
              5.75%, 10-1-2008................................       69
      125   Kerzner International Ltd.,
              6.75%, 10-1-2015................................      122
       85   Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015 M...............................       81
       30   Lamar Media Corp.,
              7.25%, 1-1-2013.................................       31
      130   Lodgenet Entertainment Corp.,
              9.50%, 6-15-2013................................      140
      150   Majestic Star Casino LLC,
              9.75%, 1-15-2011 M..............................      153
       75   Medianews Group, Inc.,
              6.875%, 10-1-2013...............................       71
      100   Network Communications,
              10.75%, 12-1-2013 M.............................      101

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            SERVICES -- (CONTINUED)
$     125   Penn National Gaming, Inc.,
              6.75%, 3-1-2015.................................  $   125
      100   Service Corp. International,
              7.70%, 4-15-2009................................      105
      100   Sheridan Group, Inc.,
              10.25%, 8-15-2011...............................      103
       50   Sirius Satellite Radio, Inc.,
              9.625%, 8-1-2013................................       49
       50   Sungard Data Systems, Inc.,
              10.25%, 8-15-2015 M.............................       50
       50   Sungard Data Systems, Inc.,
              3.75%, 1-15-2009................................       46
      125   Town Sports International, Inc.,
              9.625%, 4-15-2011...............................      131
                                                                -------
                                                                  1,812
                                                                -------
            TECHNOLOGY -- 3.1%
      100   Atlantic Broadband Finance LLC,
              9.375%, 1-15-2014...............................       91
      100   Cablemas S.A. De C.V.,
              9.375%, 11-15-2015 M............................      103
       83   Ce Casecnan Water & Energy,
              11.95%, 11-15-2010..............................       90
      130   Charter Communications Operating LLC,
              8.00%, 4-30-2012 M..............................      130
       50   Citizens Communications Co.,
              9.00%, 8-15-2031................................       52
      100   Citizens Communications Co.,
              9.25%, 5-15-2011................................      110
       60   DaVita, Inc.,
              6.625%, 3-15-2013...............................       61
       50   Hawaiian Telecom Communications, Inc.,
              12.50%, 5-1-2015 M..............................       47
      150   Inmarsat Finance plc,
              7.625%, 6-30-2012...............................      154
      135   Insight Capital,
              10.50%, 11-1-2010...............................      142
      110   Intelsat Ltd.,
              6.50%, 11-1-2013................................       82
      100   Itron, Inc.,
              7.75%, 5-15-2012................................      102
       80   Mediacom LLC,
              9.50%, 1-15-2013................................       79
      100   Mobile Telesystems Finance S.A.,
              8.00%, 1-28-2012................................      103
      150   Nextel Partners, Inc.,
              8.125%, 7-1-2011................................      161
      150   Qwest Capital Funding, Inc.,
              7.25%, 2-15-2011................................      151
       50   Spectrum Brands, Inc.,
              7.375%, 2-1-2015................................       41
      100   Time Warner Telecommunications, Inc.,
              10.125%, 2-1-2011...............................      105
       75   Valor Telecom Enterprise,
              7.75%, 2-15-2015................................       77
                                                                -------
                                                                  1,881
                                                                -------

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TRANSPORTATION -- 0.6%
$      80   Greenbrier Co.,
              8.375%, 5-15-2015 M.............................  $    83
      100   Hornbeck Offshore Services, Inc.,
              6.125%, 12-1-2014...............................      100
      150   Trinity Industries, Inc.,
              6.50%, 3-15-2014................................      150
                                                                -------
                                                                    333
                                                                -------
            UTILITIES -- 2.0%
      100   AES China Generating Co., Ltd.,
              8.25%, 6-26-2010................................      101
      130   Atlas Pipeline Partners,
              8.125%, 12-15-2015 M............................      134
      100   Chivor S.S. E.S.P.,
              9.75%, 12-30-2014...............................      110
      150   CMS Energy Corp.,
              6.875%, 12-15-2015..............................      152
      105   Copano Energy LLC,
              8.50%, 3-1-2016 M...............................      105
       45   NRG Energy, Inc.,
              7.375%, 2-1-2016................................       46
       97   NRG Energy, Inc.,
              8.00%, 12-15-2013...............................      108
       45   Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................       39
      125   Semgroup L.P.,
              8.75%, 11-15-2015 M.............................      128
       99   Tenaska Alabama Partners L.P.,
              7.00%, 6-30-2021 M..............................      101
      100   Tennessee Gas Pipeline Co.,
              8.375%, 6-15-2032...............................      117
       35   Texas Genco LLC,
              6.875%, 12-15-2014 M............................       38
                                                                -------
                                                                  1,179
                                                                -------
            Total corporate bonds: non-investment grade
              (cost $15,659)..................................  $15,706
                                                                -------
U.S. GOVERNMENT SECURITIES -- 2.9%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.8%
      500   Federal Home Loan Bank
              4.00% 2008......................................  $   491
                                                                -------
            U.S. TREASURY SECURITIES -- 2.1%
      625   4.50% 2015 [ ]....................................      624
       90   5.25% 2028........................................       96
      100   5.375% 2031.......................................      110
      350   6.25% 2030........................................      427
                                                                -------
                                                                  1,257
                                                                -------
            Total U.S. government securities
              (cost $1,764)...................................  $ 1,748
                                                                -------
U.S. GOVERNMENT AGENCIES -- 25.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.4%
      200   4.10% 2014........................................      195
      825   4.125% 2010.......................................      802
      845   4.375% 2015.......................................      812

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FEDERAL HOME LOAN MORTGAGE CORPORATION  -- (CONTINUED)
$   1,146   5.00% 2020-2021...................................  $ 1,133
      569   5.50% 2032........................................      565
    1,300   6.00% 2032........................................    1,318
    1,378   6.50% 2032........................................    1,421
                                                                -------
                                                                  6,246
                                                                -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.6%
    3,385   4.01% 2009........................................    3,295
    1,200   5.00% 2017-2035...................................    1,174
      297   5.227% 2035.......................................      295
    3,619   5.50% 2032-2034...................................    3,587
      442   6.00% 2035........................................      446
                                                                -------
                                                                  8,797
                                                                -------
            Total U.S. government agencies
              (cost $15,215)..................................  $15,043
                                                                -------
            Total long-term investments
              (cost $59,384)..................................  $59,045
                                                                -------
SHORT-TERM INVESTMENTS -- 0.2%
            FINANCE -- 0.1%
       28   BNP Paribas Repurchase Agreement,
              4.36%, 2-1-2006 @...............................  $    28
       28   RBS Greenwich Repurchase Agreement,
              4.35%, 2-1-2006 @...............................       28
       28   UBS Warburg Securities, Inc. Repurchase Agreement,
              4.36%, 2-1-2006 @...............................       28
                                                                -------
                                                                     84
                                                                -------
            U.S. TREASURY BILL -- 0.1%
       50   U.S. Treasury Bill,
              4.30%, 7-6-2006 Z...............................       49
                                                                -------
            Total short-term investments
              (cost $133).....................................  $   133
                                                                -------
            Total investments in securities
              (cost $59,517) O................................  $59,178
            Other assets & liabilities........................      956
                                                                -------
            Total net assets..................................  $60,134
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.34% of total net assets at January 31, 2006.

 Y   All principal amounts are in U.S. dollars unless otherwise indicated.

     HUF -- Hungarian Forint
     ISK -- Iceland Krona

  O At January 31, 2006, the cost of securities for federal income tax purposes was $59,518 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $ 591
      Unrealized depreciation...........................   (931)
                                                          -----
      Net unrealized depreciation.......................  $(340)
                                                          =====

 THE HARTFORD INCOME FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

 o The company is in bankruptcy. The bank loan held by the fund is not in default and interest payments are expected in the future.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

       PERIOD
      ACQUIRED   SHARES/PAR        SECURITY        COST BASIS
      --------   ----------        --------        ----------
      12/2005       140       Peru (Republic of),
                              3.00%, 3-7-2027         $103

     The aggregate value of these securities at January 31, 2006 was $103, which represents 0.17% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $12,043, which represents 20.03% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2006.

  [ ]Security pledged as initial margin deposit for open futures contracts at January 31, 2006.

              FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
                                                             NUMBER OF                                             (DEPRECIATION)
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         AT 01/31/2006
-----------                                                  ---------         --------         ----------         --------------
CBT 10 Year U.S. Treasury Note futures contracts                 5              short           March 2006              $ 6
                                                                                                                        ===

     This contract had a market value of $542 as of January 31, 2006.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Hungarian Forint                                 Sell              $115            $111           2/27/2006              (4)
Hungarian Forint                                 Sell              $ 28            $ 28           2/27/2006               0
Mexican Peso                                      Buy                74              73           2/13/2006               1
Mexican Peso                                     Sell               252             250           2/13/2006              (2)
Mexican Peso                                     Sell                59              59           2/13/2006               0
                                                                                                                        ---
                                                                                                                        $(5)
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                       -------------         -----------      ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bonds     7.125% - 8.75%      2017 - 2023
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Notes              4.25%             2013
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bonds    8.875% - 9.125%      2018 - 2019

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.3%
            FINANCE -- 1.3%
$  1,186    American Express Credit Account Master Trust,
              4.97%, 2-15-2012 MK.............................  $  1,189
   3,000    Countrywide Asset Backed Certificates,
              4.73%, 7-25-2035 K..............................     3,001
   1,690    Granite Mortgages plc,
              5.09%, 9-20-2044 K..............................     1,692
   1,690    Granite Mortgages plc,
              5.98%, 10-20-2041 K.............................     1,700
   3,000    Permanent Financing plc,
              5.30%, 6-10-2042 K..............................     3,027
   2,000    Wachovia Bank Commercial Mortgage Trust,
              4.93%, 10-15-2015 MK............................     2,002
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $12,591)..................................  $ 12,611
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.3%
            FINANCE -- 0.3%
   2,600    SLM Corp.,
              5.81%, 4-1-2009 K...............................  $  2,532
                                                                --------
            Total corporate bonds: investment grade
              (cost $2,604)...................................  $  2,532
                                                                --------
U.S. GOVERNMENT SECURITIES -- 95.6%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
   3,000    Tennessee Valley Authority,
              3.375% 2007 J...................................  $  3,793
                                                                --------
            U.S. TREASURY SECURITIES -- 95.2%
  44,645    0.875% 2010 J.....................................    44,630
  89,362    1.625% 2015 J.....................................    89,702
  57,535    1.875% 2013 J.....................................    61,540
  11,120    1.875% 2015 J.....................................    11,186
 138,436    2.00% 2014 -- 2016 J..............................   145,551
  32,600    2.00% 2026 J......................................    32,397
  75,990    2.375% 2025 J.....................................    84,193
  69,030    3.00% 2012 J......................................    80,780
  18,265    3.375% 2012 -- 2032 J.............................    26,114
  20,455    3.50% 2011 J......................................    24,983
  89,897    3.625% 2008 -- 2028 J.............................   127,097
  93,162    3.875% 2009 -- 2029 J.............................   139,566
  32,695    4.25% 2010 J......................................    41,881
                                                                --------
                                                                 909,620
                                                                --------
            Total U.S. government securities
              (cost $912,340).................................  $913,413
                                                                --------
            Total long-term investments
              (cost $927,535).................................  $928,556
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- 2.5%
            REPURCHASE AGREEMENTS -- 2.5%
$  7,991    BNP Paribas Repurchase Agreement,
              4.36%, 2-1-2006 @...............................  $  7,991
   7,991    RBS Greenwich Repurchase Agreement,
              4.35%, 2-1-2006 @...............................     7,991
   7,950    UBS Warburg Securities, Inc. Repurchase Agreement,
              4.36%, 2-1-2006 @...............................     7,950
                                                                --------
                                                                  23,932
                                                                --------
            U.S. TREASURY SECURITIES -- 0.0%
     150    U.S. Treasury Bill,
              4.30%, 7-6-2006 Z...............................       147
                                                                --------
            Total short-term investments
              (cost $24,079)..................................  $ 24,079
                                                                --------
            Total investments in securities
              (cost $951,614) O...............................  $952,635
            Other assets & liabilities........................     2,519
                                                                --------
            Total net assets..................................  $955,154
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

      Market value of investments in foreign securities represents 0.67% of total net assets at January 31, 2006.

  B Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $954,182 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 5,244
      Unrealized depreciation.........................   (6,791)
                                                        -------
      Net unrealized depreciation.....................  $(1,547)
                                                        -------

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $3,191, which represents 0.33% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 THE HARTFORD INFLATION PLUS FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell             $4,010          $3,991          2/1/2006             $ (19)
Euro                                             Sell               748              744          2/1/2006                (4)
British Pound                                     Buy             9,933            9,886          4/6/2006                47
British Pound                                    Sell             9,933            9,599          4/6/2006              (334)
                                                                                                                       -----
                                                                                                                       $(310)
                                                                                                                       =====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                       -------------         -----------      ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bonds     7.125% - 8.75%      2017 - 2023
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Notes              4.25%             2013
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bonds    8.875% - 9.125%      2018 - 2019

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.3%
            AUSTRALIA -- 0.4%
    136     Toll Holdings Ltd. IH.............................  $  1,170
                                                                --------
            AUSTRIA -- 0.6%
     33     Erste Bank Der Oesterreichischen Sparkassen
              AG M............................................     1,824
                                                                --------
            BELGIUM -- 1.0%
     30     KBC Bankverzekeringsholdings I....................     3,019
                                                                --------
            BRAZIL -- 1.0%
     58     Companhia Vale do Rio Doce ADR....................     2,994
                                                                --------
            CANADA -- 6.3%
     48     Cameco Corp. .....................................     3,788
     74     Inco Ltd. BH......................................     3,784
     34     Petro-Canada......................................     1,637
     40     Research In Motion Ltd. BH........................     2,686
     40     SNC-Lavalin Group, Inc. ..........................     2,742
     63     Suncor Energy, Inc. ..............................     5,020
                                                                --------
                                                                  19,657
                                                                --------
            FRANCE -- 14.1%
     49     Alstom RGPT BI....................................     3,728
    176     Altran Technologies S.A. BI.......................     2,391
     34     Cie Generale d'Optique Essilor International
              S.A. IH.........................................     2,979
    101     Dassault Systemes S.A. IH.........................     6,058
     39     Eutelsat Communinications B.......................       608
     44     LVMH Moet Hennessy Louis Vuitton S.A. IH..........     3,994
     24     Pinault-Printemps-Redoute S.A. IH.................     2,752
    123     Publicis Groupe IH................................     4,653
     17     Total S.A. IH.....................................     4,622
     20     Unibail IH........................................     3,014
      4     Vallourec I.......................................     3,082
    117     Veolia Environnment S.A. IH.......................     5,956
                                                                --------
                                                                  43,837
                                                                --------
            GERMANY -- 8.5%
     22     Adidas-Salomon AG IH..............................     4,619
     31     Allianz AG I......................................     4,976
    136     Commerzbank AG I..................................     4,624
     14     Deutsche Boerse AG I..............................     1,758
     24     Hypo Real Estate Holding AG I.....................     1,548
     64     Merck KGaA........................................     6,694
     25     Siemens AG IH.....................................     2,236
                                                                --------
                                                                  26,455
                                                                --------
            GREECE -- 0.7%
     58     Opap S.A. I.......................................     2,182
                                                                --------
            HONG KONG -- 0.6%
  1,672     Shun Tak Holdings Ltd I...........................     1,837
                                                                --------
            IRELAND -- 0.7%
     40     Ryanair Holdings plc ADR BH.......................     2,190
                                                                --------
            ISRAEL -- 1.3%
     94     Teva Pharmaceutical Industries Ltd. ADR...........     3,994
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            ITALY -- 2.6%
    116     Ente Nazionale Idrocarburi S.p.A. I...............  $  3,526
    632     UniCredito Italiano S.p.A. I......................     4,515
                                                                --------
                                                                   8,041
                                                                --------
            JAPAN -- 21.1%
      1     Dentsu, Inc. IH...................................     3,016
     92     Eisai Co., Ltd. IH................................     3,918
     23     Fanuc Ltd. I......................................     2,038
    166     JSR Corp. IH......................................     4,938
    131     Jteckt Corp. IH...................................     2,490
      7     Keyence Corp. I...................................     1,945
    121     Komatsu Ltd. I....................................     2,228
     87     Matsushita Electric Industrial Co., Ltd. I........     1,877
     --     Mitsubishi UFJ Financial Group, Inc. I............     5,399
    248     Nippon Electric Glass Co., Ltd. IH................     6,503
      5     Rakuten, Inc. IH..................................     4,059
     98     Seven & I Holdings Co., Ltd. .....................     4,161
    303     Sharp Corp. I.....................................     5,528
    370     Shinsei Bank Ltd. I...............................     2,465
     40     Shionogi & Co., Ltd. I............................       603
     36     Softbank Corp. IH.................................     1,206
     54     Tokyo Electron Ltd. I.............................     4,152
    111     Toyota Motor Corp. I..............................     5,710
    181     Yamato Holdings Co., Ltd. I.......................     3,120
                                                                --------
                                                                  65,356
                                                                --------
            LUXEMBOURG -- 2.8%
    239     Citigroup Global Certificate -- Bharti
              Televentures BI.................................     1,922
    255     SES Global S.A. I.................................     4,708
     13     Tenaris S.A. ADR..................................     2,047
                                                                --------
                                                                   8,677
                                                                --------
            MEXICO -- 3.6%
    164     America Movil S.A. de C.V. ADR....................     5,535
     69     Grupo Televisa S.A. ADR...........................     5,732
                                                                --------
                                                                  11,267
                                                                --------
            NETHERLANDS -- 3.4%
    208     ASML Holding N.V. BI..............................     4,685
    101     Koninklijke (Royal) Philips Electronics N.V. I....     3,396
     55     Royal Numico N.V. BI..............................     2,516
                                                                --------
                                                                  10,597
                                                                --------
            SOUTH KOREA -- 3.6%
     63     Hana Financial Holdings...........................     3,096
     15     Lotte Shopping Co. GDR M..........................       306
     10     Samsung Electronics Co., Ltd. I...................     7,806
                                                                --------
                                                                  11,208
                                                                --------
            SPAIN -- 1.0%
    152     Banco Bilbao Vizcaya Argentaria S.A. IH...........     3,073
                                                                --------
            SWEDEN -- 1.2%
  1,002     Telefonaktiebolaget LM Ericsson I.................     3,645
                                                                --------
            SWITZERLAND -- 9.7%
    132     Credit Suisse Group I.............................     7,708
     10     Kuehne & Nagel International AG I.................     2,793
     65     Logitech International S.A. I.....................     2,760

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- (CONTINUED)
     11     Nestle S.A. I.....................................  $  3,247
     35     Roche Holding AG I................................     5,552
     62     Swatch Group AG I.................................     2,035
     56     UBS AG I..........................................     6,135
                                                                --------
                                                                  30,230
                                                                --------
            TAIWAN -- 1.1%
  2,233     Chi Mei Optoelectronics Corp. I...................     3,297
                                                                --------
            UNITED KINGDOM -- 11.0%
     83     Anglo American plc I..............................     3,197
  1,172     Carphone Warehouse Group plc I....................     5,229
  1,381     EMI Group plc I...................................     6,243
    939     Kingfisher plc I..................................     3,962
    152     Reckitt Benckiser plc I...........................     5,002
     57     Rio Tinto plc I...................................     2,927
    303     Standard Chartered plc I..........................     7,516
                                                                --------
                                                                  34,076
                                                                --------
            Total common stock
              (cost $248,393).................................  $298,626
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 23.0%
            REPURCHASE AGREEMENTS -- 5.0%
 $4,134     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $  4,134
    604     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       604
 $3,559     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     3,559
    890     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       890
  6,594     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     6,594
                                                                --------
                                                                  15,781
                                                                --------

SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 18.0%
 55,764     Navigator Prime Portfolio.........................  $ 55,764
                                                                --------
            Total short-term investments
              (cost $71,545)..................................  $ 71,545
                                                                --------
            Total investments in securities
              (cost $319,938) O...............................  $370,171
            Other assets & liabilities........................   (59,772)
                                                                --------
            Total net assets..................................  $310,399
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.21% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $239,788, which represents 77.25% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $321,246 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $50,276
      Unrealized depreciation.........................   (1,351)
                                                        -------
      Net unrealized appreciation.....................  $48,925
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $2,130, which represents 0.69% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Swiss Francs                                     Sell             $ 960           $  956          2/1/2006              $ (4)
Euro                                              Buy             1,812            1,822          2/1/2006               (10)
Euro                                              Buy             1,284            1,282          2/1/2006                 2
Euro                                              Buy               502              499          2/1/2006                 3
Euro                                              Buy               351              349          2/2/2006                 2
Euro                                             Sell                64               65          2/3/2006                 1
Japanese Yen                                      Buy             1,271            1,281          2/1/2006               (10)
                                                                                                                        ----
                                                                                                                        $(16)
                                                                                                                        ====

--------------------------------------------------------------------------------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                    -------------------    ---------------    ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                            5.50%             2035
                                                                    FNMA                             5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond               5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                     4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                    4.50% - 7.00%      2018 - 2035
                                                                    FNMA                     4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                   3.50% - 15.00%      2006 - 2036

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.3%
            AUSTRALIA -- 1.5%
     321    Santos Ltd. I.....................................  $  3,192
                                                                --------
            BRAZIL -- 2.6%
      65    Companhia Vale do Rio Doce ADR....................     3,332
      14    Petroleo Brasileiro S.A. ADR......................     1,276
      24    Usinas Siderurgicas De Minas Gerais S.A. .........       768
                                                                --------
                                                                   5,376
                                                                --------
            CANADA -- 4.7%
      74    Alcan, Inc. H.....................................     3,625
      28    Cameco Corp. .....................................     2,175
      31    Inco Ltd. B.......................................     1,559
      39    Talisman Energy, Inc. H...........................     2,348
                                                                --------
                                                                   9,707
                                                                --------
            CHINA -- 0.7%
   2,234    China Petroleum & Chemical Corp. Class H I........     1,381
                                                                --------
            FRANCE -- 13.6%
      34    Cie Generale d'Optique Essilor International
              S.A. IH.........................................     2,944
      26    CNP Assurances IH.................................     2,270
      79    Credit Agricole S.A. IH...........................     2,776
      52    Electricite De France B MH........................     2,297
      29    LVMH Moet Hennessy Louis Vuitton S.A. IH..........     2,653
      48    PSA Peugeot Citroen IH............................     2,853
      39    Sanofi-Aventis S.A. IH............................     3,615
      28    Total S.A. IH.....................................     7,817
      10    Unibail IH........................................     1,426
                                                                --------
                                                                  28,651
                                                                --------
            GERMANY -- 4.5%
      34    E.On AG I.........................................     3,778
      16    Muenchener Rueckversicherungs-Gesellschaft AG I...     2,177
      17    SAP AG I..........................................     3,448
                                                                --------
                                                                   9,403
                                                                --------
            GREECE -- 0.9%
      50    Opap S.A. I.......................................     1,867
                                                                --------
            HONG KONG -- 2.0%
     566    Hong Kong Exchanges & Clearing Ltd. IH............     2,771
     138    Sun Hung Kai Properties Ltd. IH...................     1,434
                                                                --------
                                                                   4,205
                                                                --------
            HUNGARY -- 0.2%
       3    Mol Magyr Olaj-Es Gazipari I......................       321
                                                                --------
            INDIA -- 0.8%
      27    Infosys Technologies Ltd. I.......................     1,771
                                                                --------
            IRELAND -- 1.0%
      72    Ryanair Holdings plc BI...........................       676
      24    Ryanair Holdings plc ADR BH.......................     1,335
                                                                --------
                                                                   2,011
                                                                --------
            ITALY -- 5.3%
     690    Banca Intesa S.p.A. IH............................     3,928
     124    Bulgari S.p.A. I..................................     1,433

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            ITALY -- (CONTINUED)
      17    Tod's S.p.A. IH...................................  $  1,251
     616    UniCredito Italiano S.p.A. I......................     4,399
                                                                --------
                                                                  11,011
                                                                --------
            JAPAN -- 18.0%
      35    Astellas Pharma, Inc. IH..........................     1,440
      26    Canon, Inc. I.....................................     1,564
      54    Daiichi Sankyo Co., Ltd. B........................     1,121
      48    Eisai Co., Ltd. IH................................     2,062
      35    Japan Petroleum Exploration Co., Ltd. I...........     2,384
      56    Matsui Securities Co., Ltd. IH....................       860
      37    Mitsubishi Estate Co., Ltd. I.....................       859
     456    Mitsubishi Heavy Industries I.....................     2,060
      --    Mitsubishi UFJ Financial Group, Inc. I............     3,686
      --    Nippon Telegraph & Telephone Corp. I..............     2,118
     339    Obayashi Corp. IH.................................     2,718
      28    Promise Co., Ltd. IH..............................     1,617
      63    Seven & I Holdings Co., Ltd. .....................     2,664
     238    Shinsei Bank Ltd. I...............................     1,586
      83    Shionogi & Co., Ltd. IH...........................     1,252
      63    Sony Corp. IH.....................................     3,051
      25    Takeda Pharmaceutical Co., Ltd. I.................     1,414
      37    Takefuji Corp. I..................................     2,249
      30    Terumo Corp. I....................................       847
      41    Toyota Motor Corp. IH.............................     2,096
                                                                --------
                                                                  37,648
                                                                --------
            MEXICO -- 1.7%
      34    America Movil S.A. de C.V. ADR....................     1,160
     241    Grupo Televisa S.A. ..............................     1,007
     225    Walmart De Mexico.................................     1,312
                                                                --------
                                                                   3,479
                                                                --------
            NETHERLANDS -- 2.9%
     131    Koninklijke (Royal) Philips Electronics N.V. I....     4,414
     214    Koninklijke Ahold N.V. BI.........................     1,655
                                                                --------
                                                                   6,069
                                                                --------
            RUSSIA -- 0.5%
      28    Mobile Telesystems OJSC ADR.......................     1,046
                                                                --------
            SINGAPORE -- 0.9%
     212    Singapore Airlines Ltd. I.........................     1,858
                                                                --------
            SOUTH AFRICA -- 0.6%
      90    Standard Bank Group Ltd. I+.......................     1,215
                                                                --------
            SOUTH KOREA -- 1.8%
      10    Lotte Shopping Co. GDR M+.........................       207
       5    Samsung Electronics Co., Ltd. I...................     3,506
                                                                --------
                                                                   3,713
                                                                --------
            SPAIN -- 3.9%
     304    Banco Bilbao Vizcaya Argentaria S.A. IH...........     6,145
     712    Iberia Lineas Aer De Espana I.....................     1,913
                                                                --------
                                                                   8,058
                                                                --------
            SWEDEN -- 0.8%
     465    Telefonaktiebolaget LM Ericsson I.................     1,691
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- 10.3%
      63    Credit Suisse Group I.............................  $  3,686
      26    Nestle S.A. I.....................................     7,688
      18    Roche Holding AG I................................     2,918
      46    UBS AG I..........................................     4,985
      10    Zurich Financial Services AG I....................     2,162
                                                                --------
                                                                  21,439
                                                                --------
            TAIWAN -- 4.2%
   1,143    Chi Mei Optoelectronics Corp. I...................     1,687
     447    Chunghwa Telecom Co., Ltd. I......................       792
     146    Chunghwa Telecom Co., Ltd. ADR....................     2,724
     379    Powertech Technology, Inc. I......................     1,410
   3,001    Yuanta Core Pacific Securities Co. I..............     2,061
                                                                --------
                                                                   8,674
                                                                --------
            UNITED KINGDOM -- 12.1%
      66    AstraZeneca plc I.................................     3,196
     332    EMI Group plc I...................................     1,501
     103    Imperial Tobacco Group plc I......................     3,070
     212    Kingfisher plc I..................................       896
     967    Old Mutual plc I..................................     3,312
      62    Reckitt Benckiser plc I...........................     2,022
      69    Rio Tinto plc I...................................     3,540
      51    Royal Bank of Scotland Group plc I................     1,567
     106    Smiths Group plc I................................     1,868
     127    WPP Group plc I...................................     1,414
     109    Xstrata plc I.....................................     3,059
                                                                --------
                                                                  25,445
                                                                --------
            UNITED STATES -- 0.8%
      13    Schlumberger Ltd. ................................     1,644
                                                                --------
            Total common stock
              (cost $172,761).................................  $200,875
                                                                --------
 SHORT-TERM INVESTMENTS -- 24.8%
            REPURCHASE AGREEMENTS -- 3.4%
 $ 1,866    Banc of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $  1,866
   1,606    Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     1,606
     273    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       273
     402    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       402
   2,977    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     2,977
                                                                --------
                                                                   7,124
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            REPURCHASE AGREEMENTS -- 21.4%
 $44,651    Navigator Prime Portfolio.........................  $ 44,651
                                                                --------
            Total short-term investments
              (cost $51,775)..................................  $ 51,775
                                                                --------
            Total investments in securities
              (cost $224,536) O...............................  $252,650
            Other assets & Liabilities........................   (44,030)
                                                                --------
            Total net assets..................................  $208,620
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.50% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $169,275, which represents 81.14% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $224,648 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation............................  $29,140
      Unrealized depreciation............................   (1,138)
                                                           -------
      Net unrealized appreciation........................  $28,002
                                                           =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

  H  Security is partially on loan at January 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $2,504, which represents 1.20% of total net assets.

  + The cost of securities purchased on a when-issued basis at January 31, 2006 was $1,416.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         --------          --------------
British Pound                                   Sell             $2,223          $2,207           2/2/2006              $(16)
British Pound                                   Sell             1,224            1,211          4/26/2006               (13)
Canadian Dollar                                  Buy               630              625           2/1/2006                 5
Euro                                             Buy             1,199            1,192           2/2/2006                 7
Japanese Yen                                     Buy                36               37           2/1/2006                (1)
Japanese Yen                                    Sell               271              270           2/2/2006                (1)
Japanese Yen                                    Sell               155              155           2/3/2006                 0
South Africa Rand                                Buy             1,218            1,202           2/6/2006                16
Swiss Franc                                     Sell             1,246            1,241          4/26/2006                (5)
                                                                                                                        ----
                                                                                                                        $ (8)
                                                                                                                        ====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.4%
            AUSTRALIA -- 3.9%
     11     ABB Grain Ltd. ...................................  $     60
    694     Adsteam Marine Ltd. IH............................       986
    131     AWB Ltd. IH.......................................       502
     79     Excel Coal Ltd. I.................................       417
    230     Harvey Norman Holdings Ltd. IH....................       571
    342     Mirvac Group I....................................     1,052
    180     Multiplex Group I.................................       445
    482     PaperlinX Ltd. IH.................................     1,250
                                                                --------
                                                                   5,283
                                                                --------
            BRAZIL -- 0.4%
     41     Brasil Telecom S.A. ADR...........................       527
                                                                --------
            CHINA -- 2.6%
  2,320     Beijing Capital International Airport Co.,
              Ltd. I..........................................     1,313
  2,493     China Oilfield Services Ltd. IH...................     1,263
  1,312     Yanzhou Coal Mining Co., Ltd. IH..................     1,000
                                                                --------
                                                                   3,576
                                                                --------
            DENMARK -- 1.7%
     23     Carlsberg A/S Class B IH..........................     1,309
     20     Trygvesta A.S. B..................................     1,063
                                                                --------
                                                                   2,372
                                                                --------
            FINLAND -- 1.4%
    226     M-real Oyj I......................................     1,146
     46     Nokian Rendaat Oyj I..............................       708
                                                                --------
                                                                   1,854
                                                                --------
            FRANCE -- 8.1%
     17     Bacou-Dalloz I....................................     1,687
     20     bioMerieux S.A. I.................................     1,120
     11     Cegedim S.A. I....................................       933
     36     Dassault Systemes S.A. IH.........................     2,145
     61     M6-Metropole Television IH........................     1,872
    767     Rhodia S.A. IH....................................     2,056
      4     SEB S.A. I........................................       470
     15     Sodexho Alliance S.A. IH..........................       666
                                                                --------
                                                                  10,949
                                                                --------
            GERMANY -- 8.3%
     15     Altana AG BI......................................       810
     16     AWD Holding AG I..................................       556
     10     Deutsche Euroshop I...............................       633
     55     ELMOS Semiconductor AG IH.........................       677
    153     GEA Group AG IH...................................     2,358
     41     KarstadtQuelle AG IH..............................       874
     73     Kontron AG BIH....................................       784
     23     MLP AG BIH........................................       563
     37     MTU Aero Engines Holdings AG BI...................     1,267
     23     MTU Aero Engines Holdings AG I....................       794
     12     Praktiker Bau- Und Heimwerkermaerkte B............       311
     19     Praktiker Bau- Und Heimwerkermaerkte Holding
              AG B............................................       494
     61     SGL Carbon AG BIH.................................     1,113
                                                                --------
                                                                  11,234
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            GREECE -- 1.2%
    217     Hellenic Technodomiki Tev S.A. I..................  $  1,650
                                                                --------
            HONG KONG -- 0.0%
  2,016     Far East Pharmaceutical Technology Co.,
              Ltd. BIHV.......................................        --
                                                                --------
            INDIA -- 0.9%
     48     Dr. Reddy's Laboratories Ltd. ADR.................     1,236
                                                                --------
            ITALY -- 3.1%
    596     AEM S.p.A. IH.....................................     1,278
    121     Brembo S.p.A. I...................................       921
     20     Indesit Co. S.p.A. I..............................       221
    750     Sorin S.p.A. BI...................................     1,751
                                                                --------
                                                                   4,171
                                                                --------
            JAPAN -- 26.8%
    112     77 Bank Ltd. I....................................       843
     42     Coca-Cola West Japan Co., Ltd. IH.................       935
     40     Disco Corp. IH....................................     2,358
     25     Enplas Corp. I....................................       667
     43     FamilyMart Co., Ltd. IH...........................     1,424
    229     Fuji Fire & Marine Insurance Co., Ltd. I..........       853
     98     Gunma Bank Ltd. I.................................       710
     14     Hakuhodo DY Holdings, Inc. IH.....................     1,092
     30     Hamamatsu Photonics KK IH.........................       878
     22     Hogy Medical Co., Ltd. IH.........................     1,141
     43     Japan Petroleum Exploration Co., Ltd. I...........     2,942
      2     Jupiter Telecommunications Co., Ltd. BI...........     1,134
     66     Kobayashi Pharmaceutical Co., Ltd. I..............     2,346
     19     Milbon Co., Ltd. I................................       753
    141     Minebea Co., Ltd. IH..............................       844
    180     Mochida Pharmaceutical Co., Ltd. I................     1,732
    167     Morinaga & Co., Ltd. I............................       555
     28     OBIC Business Consultants Ltd. I..................     1,470
      8     OBIC Co., Ltd. I..................................     1,815
     66     Shionogi & Co., Ltd. IH...........................       997
     53     Sumitomo Forestry Co., Ltd. I.....................       573
    427     Sumitomo Osaka Cement Co., Ltd. I.................     1,342
     36     Taiyo Ink Manufacturing Co., Ltd. I...............     1,915
     92     Toppan Forms Co., Ltd. I..........................     1,467
     33     Uni-Charm Corp. I.................................     1,567
     38     Union Tool Co. IH.................................     2,469
    108     Uny Co., Ltd. IH..................................     1,698
                                                                --------
                                                                  36,520
                                                                --------
            LIECHTENSTEIN -- 0.6%
      5     Verwalt & Privat-Bank AG I........................       847
                                                                --------
            MALAYSIA -- 1.8%
    476     Resorts World Berhad I............................     1,586
    608     YTL Corp. Berhad I................................       818
                                                                --------
                                                                   2,404
                                                                --------
            NETHERLANDS -- 3.8%
    401     Hagemeyer N.V. BIH................................     1,428
    106     Qiagen N.V. BIH...................................     1,253
    110     Wolters Kluwer N.V. I.............................     2,435
                                                                --------
                                                                   5,116
                                                                --------

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SOUTH AFRICA -- 0.5%
     38     Harmony Gold Mining Co., Ltd. BI..................  $    697
                                                                --------
            SOUTH KOREA -- 1.5%
     41     GS Holdings Corp. BI..............................     1,132
     37     KT Freetel Co., Ltd. BI...........................       906
                                                                --------
                                                                   2,038
                                                                --------
            SPAIN -- 0.5%
    234     Iberia Lineas Aer De Espana I.....................       628
                                                                --------
            SWEDEN -- 1.9%
     36     D. Carnegie & Co. AB I............................       605
     67     Munters AB I......................................     1,938
                                                                --------
                                                                   2,543
                                                                --------
            SWITZERLAND -- 4.3%
     14     Bachem Holding AG Class B I.......................       836
     22     Baloise Holding AG I..............................     1,410
     27     Ciba Specialty Chemicals AG I.....................     1,728
     22     EFG International B...............................       585
     13     Ems-Chemie Holding AG I...........................     1,261
                                                                --------
                                                                   5,820
                                                                --------
            THAILAND -- 1.7%
  3,760     Krung Thai Bank plc...............................     1,169
  9,049     TMB Bank plc BI...................................     1,152
                                                                --------
                                                                   2,321
                                                                --------
            UNITED KINGDOM -- 22.4%
    132     Amvescap plc I....................................     1,207
    196     Benfield Group plc I..............................     1,259
     88     Cambridge Antibody Technology Group plc BI........     1,072
    315     Cattles plc I.....................................     1,791
    861     Dimension Data Holdings plc BI....................       747
    115     EMAP plc I........................................     1,731
    246     EMI Group plc I...................................     1,113
    144     F&C Asset Management plc I........................       543
    299     FirstGroup plc I..................................     2,154
    639     FKI plc I.........................................     1,460
    429     GCAP Media plc I..................................     1,952
    159     Jardine Lloyd Thompson Group plc I................     1,297
    147     Kesa Electricals plc I............................       654
     12     Lonmin plc I......................................       459
     86     Luminar plc I.....................................       762
    249     Misys plc I.......................................     1,078
    460     Northern Foods plc I..............................     1,112
    350     Rentokil Initial plc I............................     1,008
    997     Royal & Sun Alliance Insurance Group plc I........     2,228
    238     SSL International plc I...........................     1,328
     65     SurfControl plc BI................................       659
     56     Travis Perkins plc I..............................     1,469
     37     Ultra Electronics Holdings plc I..................       643
     85     WH Smith plc I....................................       606

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
     16     Willis Group Holdings Ltd. .......................  $    545
    326     Yule Catto & Co. plc I............................     1,480
                                                                --------
                                                                  30,357
                                                                --------
            Total common stock
              (cost $113,261).................................  $132,143
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 20.9%
            REPURCHASE AGREEMENTS -- 2.9%
 $1,025     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $  1,025
    150     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       150
    882     Deutsche Bank Securities TriParty JointRepurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       882
    221     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       221
  1,635     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     1,635
                                                                --------
                                                                   3,913
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 18.0%
 24,398     Navigator Prime Portfolio.........................  $ 24,398
                                                                --------
            Total short-term investments
              (cost $28,311)..................................  $ 28,311
                                                                --------
            Total investments in securities
              (cost $141,572) O...............................  $160,454
            Other assets & liabilities........................   (24,870)
                                                                --------
            Total net assets..................................  $135,584
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.46% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $126,153, which represents 93.04% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $141,727 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $20,826
      Unrealized depreciation.........................   (2,099)
                                                        -------
      Net unrealized appreciation.....................  $18,727
                                                        =======

  B  Currently non-income producing.

--------------------------------------------------------------------------------

 H   Security is partially on loan at January 31, 2006.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED   SHARES/PAR        SECURITY       COST BASIS
      ---------------   ----------        --------       ----------
      3/2004 - 5/2004     2,016      Far East
                                     Pharmaceutical
                                     Technology Co.,
                                     Ltd.                  $  --

     The aggregate value of these securities at January 31, 2006 was $--, which represents --% of total net assets

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------          --------          --------------
Australian Dollar                               Buy             $ 161           $ 160             2/1/2006              $  1
Australian Dollar                               Buy               102             101             2/2/2006                 1
Australian Dollar                              Sell               201             200             2/3/2006                (1)
Australian Dollar                              Sell             2,232           2,232            3/28/2006                --
British Pound                                   Buy             1,050           1,045            3/31/2006                 5
British Pound                                   Buy             3,803           3,775            6/12/2006                28
British Pound                                  Sell             1,050           1,098            3/31/2006                48
British Pound                                  Sell             3,803           3,893            6/12/2006                90
Euro                                            Buy               475             473             2/1/2006                 2
Euro                                            Buy               143             142             2/2/2006                 1
Euro                                            Buy                71              72             2/3/2006                (1)
Japanese Yen                                    Buy               608             606             2/2/2006                 2
New Zealand Dollar                             Sell             4,047           4,145           10/31/2006                98
South African Rand                              Buy               551             518            3/17/2006                33
South African Rand                             Sell             1,103           1,067            3/17/2006               (36)
                                                                                                                        ----
                                                                                                                        $271
                                                                                                                        ====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.2%
            BASIC MATERIALS -- 7.5%
     335    Alliant Techsystems, Inc. BH......................  $   25,955
     722    Cameco Corp. .....................................      57,119
     380    Inco Ltd. B.......................................      19,486
     316    Peabody Energy Corp. .............................      31,485
     179    Phelps Dodge Corp. ...............................      28,778
     209    Precision Castparts Corp. ........................      10,415
   2,632    Rinker Group Ltd. I...............................      33,453
     513    Rohm & Haas Co. ..................................      26,134
                                                                ----------
                                                                   232,825
                                                                ----------
            CONSUMER CYCLICAL -- 16.9%
     457    Abercrombie & Fitch Co. Class A...................      30,327
     450    Aeropostale, Inc. BH..............................      13,604
     508    Barnes & Noble, Inc. .............................      21,566
     419    BorgWarner, Inc. .................................      23,122
     179    Centex Corp. .....................................      12,793
     613    Chico's FAS, Inc. BH..............................      26,694
     644    Coach, Inc. B.....................................      23,166
     389    Copart, Inc. BH...................................       9,806
     886    D.R. Horton, Inc. ................................      33,056
     700    Fastenal Co. .....................................      26,716
      65    Foster Wheeler Ltd. B.............................       3,221
   1,725    Geox S.p.A. I.....................................      19,645
     434    Gildan Activewear, Inc. B.........................      20,929
     332    Lennar Corp. Class A..............................      20,770
     809    Michaels Stores, Inc. ............................      27,207
     373    Mohawk Industries, Inc. BH........................      31,745
     600    Office Depot, Inc. BH.............................      19,903
     694    Oshkosh Truck Corp. ..............................      34,241
     424    PACCAR, Inc. .....................................      29,517
     856    Pacific Sunwear of California, Inc. BH............      20,978
     234    PetsMart, Inc. ...................................       5,867
     652    Scotts Miracle-Gro Co. Class A H..................      32,294
     237    Supervalu, Inc. ..................................       7,561
     211    Walter Industries.................................      13,314
     391    Williams-Sonoma, Inc. BH..........................      15,566
                                                                ----------
                                                                   523,608
                                                                ----------
            ENERGY -- 7.8%
   1,226    Chesapeake Energy Corp. ..........................      42,942
     345    CNX Gas Corp. ....................................       8,306
     561    EOG Resources, Inc. ..............................      47,467
     679    GlobalSantaFe Corp. ..............................      41,459
     467    Nabors Industries Ltd. BH.........................      37,930
     499    Noble Corp. ......................................      40,099
     539    Southwestern Energy Co. BH........................      23,248
                                                                ----------
                                                                   241,451
                                                                ----------
            FINANCE -- 16.1%
     321    AMBAC Financial Group, Inc. ......................      24,618
     860    AmeriCredit Corp. BH..............................      24,742
     627    Assurant, Inc. ...................................      28,783
     269    Blackrock, Inc. Class A...........................      35,710
     482    City National Corp. ..............................      36,136
     475    Conseco Inc H.....................................      11,573
   1,164    E*Trade Financial Corp. B.........................      27,692
     879    Eaton Vance Corp. ................................      25,330
     206    Everest Re Group Ltd. ............................      19,910

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     529    General Growth Properties, Inc. ..................  $   27,291
     310    Golden West Financial Corp. ......................      21,857
     590    Health Net, Inc. B................................      29,104
   1,992    Host Marriott Corp. ..............................      39,744
     318    Legg Mason, Inc. .................................      41,214
     316    Nasdaq Stock Market, Inc. BH......................      13,239
     644    State Street Corp. ...............................      38,930
   1,242    TD Ameritrade Holding Corp. H.....................      25,140
     108    UnionBanCal Corp. ................................       7,246
     488    Webster Financial Corp. ..........................      22,980
                                                                ----------
                                                                   501,239
                                                                ----------
            HEALTH CARE -- 10.9%
     578    Amylin Pharmaceuticals, Inc. BH...................      24,486
     395    Cephalon, Inc. BH.................................      27,982
     437    Cooper Companies, Inc. ...........................      24,195
     754    Coventry Health Care, Inc. B......................      44,892
     341    Edwards Lifesciences Corp. BH.....................      14,630
     472    Eisai Co., Ltd. I.................................      20,152
     389    ICOS Corp. BH.....................................       9,674
     761    IVAX Corp. BHI....................................      23,676
     816    Lincare Holdings, Inc. BH.........................      34,493
     849    Manor Care, Inc. .................................      33,184
   2,467    Millennium Pharmaceuticals, Inc. BH...............      25,510
     959    Mylan Laboratories, Inc. .........................      18,894
      33    Quest Diagnostics, Inc. ..........................       1,621
   1,230    Shionogi & Co., Ltd. I............................      18,547
     503    Vertex Pharmaceuticals, Inc. BH...................      17,978
                                                                ----------
                                                                   339,914
                                                                ----------
            SERVICES -- 15.3%
     733    Alliance Data Systems Corp. BH....................      30,952
   1,998    BISYS Group, Inc. BH..............................      28,956
     872    C.H. Robinson Worldwide, Inc. ....................      35,261
     174    Cablevision Systems Corp. B.......................       4,280
     481    Cognizant Technology Solutions Corp. B............      25,206
     955    Education Management Corp. BH.....................      29,227
   1,140    Equifax, Inc. ....................................      43,669
     479    Harrah's Entertainment, Inc. .....................      35,262
     537    Manpower, Inc. ...................................      28,896
     373    Monster Worldwide, Inc. BH........................      15,895
     756    Pixar Animation Studios B.........................      43,676
     767    Robert Half International, Inc. ..................      28,029
     678    Scripps (E.W.) Co. Class A........................      32,769
   4,844    Sirius Satellite Radio, Inc. BH...................      27,466
     515    Starwood Hotels & Resorts Worldwide, Inc. B.......      31,305
   1,037    Univision Communications, Inc. Class A BH.........      33,018
                                                                ----------
                                                                   473,867
                                                                ----------
            TECHNOLOGY -- 18.5%
   1,606    Altera Corp. BH...................................      31,020
   1,656    American Tower Corp. Class A BH...................      51,234
   1,250    Applera Corp. -- Applied Biosystems Group.........      35,436
   1,012    Citizens Communications Co. ......................      12,411
     759    Cognos, Inc. BH...................................      28,899
     750    DaVita, Inc. BH...................................      41,068
     975    EchoStar Communications Corp. Class A B...........      26,896
     326    Electronic Arts, Inc. B...........................      17,815
     435    Fidelity National Information.....................      18,901

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,549    Jabil Circuit, Inc. BH............................  $   62,563
     564    Linear Technology Corp. ..........................      20,983
     447    Mercury Interactive Corp. BH......................      15,537
     782    Network Appliance, Inc. BH........................      24,405
     758    NVIDIA Corp. BH...................................      34,098
   1,014    Red Hat, Inc. BH..................................      29,358
     877    Rockwell Collins, Inc. ...........................      41,158
     508    Roper Industries, Inc. ...........................      20,510
     614    SanDisk Corp. B...................................      41,359
     466    Zebra Technologies Corp. Class A BH...............      20,975
                                                                ----------
                                                                   574,626
                                                                ----------
            TRANSPORTATION -- 2.4%
     899    AMR Corp. B.......................................      20,407
     326    Expeditors International of Washington, Inc. .....      23,945
     277    UTI Worldwide, Inc. ..............................      28,958
                                                                ----------
                                                                    73,310
                                                                ----------
            UTILITIES -- 1.8%
   1,238    Northeast Utilities...............................      24,615
     734    Wisconsin Energy Corp. ...........................      30,460
                                                                ----------
                                                                    55,075
                                                                ----------
            Total common stock
              (cost $2,343,802)...............................  $3,015,915
                                                                ----------
PREFERRED STOCKS -- 0.8%
            UTILITIES -- 0.8%
     516    NRG Energy, Inc. BH...............................  $   24,912
                                                                ----------
            Total preferred stocks
              (cost $23,137)..................................  $   24,912
                                                                ----------
            Total long-term investments
              (cost $2,366,939)...............................  $3,040,827
                                                                ----------
 SHORT-TERM INVESTMENTS -- 11.7%
            REPURCHASE AGREEMENTS -- 0.7%
 $ 6,256    Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    6,256
     914    Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................         914
   5,385    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       5,385
   1,346    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       1,346
   9,977    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       9,977
                                                                ----------
                                                                $   23,878
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 11.0%
 340,348    Navigator Prime Portfolio.........................  $  340,348
                                                                ----------
            Total short-term investments
              (cost $364,226).................................  $  364,226
                                                                ----------
            Total investments in securities
              (cost $2,731,165) O.............................  $3,405,053
            Other assets & liabilities........................    (300,722)
                                                                ----------
            Total net assets..................................  $3,104,331
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.07% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $115,473, which represents 3.72% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $2,733,956 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $699,118
      Unrealized depreciation........................   (28,021)
                                                       --------
      Net unrealized appreciation....................  $671,097
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD MIDCAP FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 13.3%
    100     Albemarle Corp. ..................................  $  4,390
     54     Arch Coal, Inc. ..................................     4,700
     51     Carlisle Cos., Inc. ..............................     3,533
    134     Cytec Industries, Inc. ...........................     6,641
    144     Engelhard Corp. ..................................     5,807
    245     Huntsman Corp. B..................................     5,295
    142     Inco Ltd. B.......................................     7,266
    132     Michelin (C.G.D.E.) Class B I.....................     7,870
    404     Pactiv Corp. B....................................     8,988
    227     Rinker Group Ltd. I...............................     2,883
    252     Smurfit-Stone Container Corp. B...................     3,221
    102     Temple-Inland, Inc. ..............................     4,770
                                                                --------
                                                                  65,364
                                                                --------
            CAPITAL GOODS -- 5.9%
    248     Goodrich Corp. ...................................     9,747
     84     Kennametal, Inc. .................................     4,920
    102     Parker-Hannifin Corp. ............................     7,691
    107     Teradyne, Inc. B..................................     1,859
     66     Terex Corp. B.....................................     4,660
                                                                --------
                                                                  28,877
                                                                --------
            CONSUMER CYCLICAL -- 13.6%
    192     American Axle & Manufacturing Holdings, Inc. .....     3,567
    449     Arris Group, Inc. B...............................     5,280
     78     BorgWarner, Inc. .................................     4,295
    186     CBRL Group, Inc. .................................     8,170
    390     Foot Locker, Inc. ................................     8,850
    168     Newell Rubbermaid, Inc. ..........................     3,974
    242     Office Depot, Inc. B..............................     8,019
    224     Ruby Tuesday, Inc. H..............................     6,400
    104     TRW Automotive Holdings Corp. B...................     2,663
     17     TRW Automotive, Inc. BK...........................       429
    119     United Stationers, Inc. B.........................     5,939
     65     V.F. Corp. .......................................     3,601
     94     Walter Industries H...............................     5,933
                                                                --------
                                                                  67,120
                                                                --------
            CONSUMER STAPLES -- 3.0%
     91     Bunge Ltd. .......................................     5,389
     52     Ralcorp Holdings, Inc. B..........................     2,036
    182     Smithfield Foods, Inc. B..........................     4,890
    171     Tyson Foods, Inc. Class A.........................     2,453
                                                                --------
                                                                  14,768
                                                                --------
            ENERGY -- 3.2%
    130     Newfield Exploration Co. B........................     6,796
    134     Noble Energy, Inc. ...............................     6,211
    137     UGI Corp. ........................................     2,946
                                                                --------
                                                                  15,953
                                                                --------
            FINANCE -- 17.8%
     65     Affiliated Managers Group, Inc. BH................     6,032
    149     AMBAC Financial Group, Inc. ......................    11,475
    403     Apollo Investment Corp. ..........................     7,339
     53     CB Richard Ellis Group, Inc. Class A B............     3,371
    211     CIT Group, Inc. ..................................    11,233
     31     City National Corp. ..............................     2,347

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
     61     Everest Re Group Ltd. ............................  $  5,925
    343     Grupo Imsa, S.A. de C.V. .........................     1,185
     65     IndyMac Bancorp, Inc. H...........................     2,644
    191     KKR Financial Corp. ..............................     4,274
    152     Platinum Underwriters Holdings Ltd. ..............     4,653
     90     Radian Group, Inc. ...............................     5,139
    175     Reinsurance Group Of America, Inc. ...............     8,495
     52     UnionBanCal Corp. ................................     3,489
    206     UnumProvident Corp. ..............................     4,188
    125     Webster Financial Corp. ..........................     5,888
                                                                --------
                                                                  87,677
                                                                --------
            HEALTH CARE -- 6.8%
    107     Barr Pharmaceuticals, Inc. B......................     7,030
     54     Cooper Companies, Inc. ...........................     2,988
     30     Coventry Health Care, Inc. B......................     1,757
    397     Endo Pharmaceuticals Holdings, Inc. B.............    11,394
    461     Impax Laboratories, Inc. BH.......................     4,562
    213     Theravance, Inc. B................................     5,826
                                                                --------
                                                                  33,557
                                                                --------
            SERVICES -- 7.0%
    396     BearingPoint, Inc. B..............................     3,256
    195     Donnelley (R.R.) & Sons Co. ......................     6,344
    198     IMS Health, Inc. .................................     4,861
    136     R.H. Donnelley Corp. BH...........................     8,956
    159     Reynolds & Reynolds Co. Class A...................     4,507
    438     Unisys Corp. B....................................     2,928
     89     URS Corp. B.......................................     3,816
                                                                --------
                                                                  34,668
                                                                --------
            TECHNOLOGY -- 21.1%
    159     Acuity Brands, Inc. ..............................     6,021
    325     Arrow Electronics, Inc. B.........................    11,181
     31     Bio-Rad Laboratories, Inc. Class A B..............     2,076
    515     Cinram International, Inc. .......................    13,106
    136     Citizens Communications Co. ......................     1,667
    555     Fairchild Semiconductor International, Inc. B.....    11,080
    424     Flextronics International Ltd. B..................     4,436
    147     Fossil, Inc. B....................................     3,477
    690     GrafTech International Ltd. B.....................     5,154
    156     Lam Research Corp. B..............................     7,262
    102     NCR Corp. B.......................................     3,793
     64     QLogic Corp. B....................................     2,535
    259     Seagate Technology H..............................     6,747
    200     Tektronix, Inc. ..................................     5,912
    167     Varian Semiconductor Equipment Associates,
              Inc. B..........................................     8,267
    419     Vishay Intertechnology, Inc. B....................     6,637
     52     Whirlpool Corp. ..................................     4,171
                                                                --------
                                                                 103,522
                                                                --------
            TRANSPORTATION -- 2.9%
     78     Continental Airlines, Inc. B......................     1,637
    137     Trinity Industries, Inc. .........................     6,989
    118     Yellow Roadway Corp. B............................     5,891
                                                                --------
                                                                  14,517
                                                                --------

 THE HARTFORD MIDCAP VALUE FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 4.3%
    125     Northeast Utilities...............................  $  2,485
    345     PPL Corp. ........................................    10,392
     23     SBM Offshore N.V. I...............................     2,370
    139     Wisconsin Energy Corp. ...........................     5,782
                                                                --------
                                                                  21,029
                                                                --------
            Total common stock
              (cost $395,551).................................  $487,052
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.4%
            REPURCHASE AGREEMENTS -- 0.3%
 $  395     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    395
     58     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................        58
    341     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       341
     85     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................        85
    631     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       631
                                                                --------
                                                                   1,510
                                                                --------
                                                                MARKET
SHARES                                                          VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 5.1%
 25,147     BNY Institutional Cash Reserve Fund...............  $ 25,147
                                                                --------
            Total short-term investments
              (cost $26,657)..................................  $ 26,657
                                                                --------
            Total investments in securities
              (cost $422,208) O...............................  $513,709
            Other assets & liabilities........................   (21,462)
                                                                --------
            Total net assets..................................  $492,247
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.05% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $13,123, which represents 2.67% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $422,520 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $101,847
      Unrealized depreciation........................   (10,658)
                                                       --------
      Net unrealized appreciation....................  $ 91,189
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  K Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At January 31, 2006, the market value of these securities was $429, which represent 0.09% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            CONSUMER STAPLES -- 4.4%
 $3,300     Anz, Inc. ........................................  4.25%   02/08/2006   $  3,298
  3,500     Stadshypotek Ab...................................  4.37%   02/27/2006      3,489
  3,500     Stadshypotek Ab...................................  4.50%   03/21/2006      3,479
                                                                                     --------
            Total consumer staples............................                       $ 10,266
                                                                                     --------
            FINANCE -- 95.2%
  3,500     American General Finance Corp. ...................  4.36%   03/17/2006      3,482
  3,500     Alliance & Leicester..............................  4.17%   02/06/2006      3,498
  3,500     Alliance & Leicester Commercial Bank plc..........  4.63%   04/28/2006      3,462
  3,500     American Express Credit Corp. G...................  4.56%   12/15/2006      3,504
  3,500     American Express Credit Corp. G...................  4.64%   05/16/2006      3,502
  7,000     American Honda Finance Corp. MG...................  4.51%   08/15/2006      7,008
  3,500     Amsterdam Funding Corp. ..........................  4.40%   02/21/2006      3,491
  3,400     Amsterdam Funding Corp. ..........................  4.43%   03/07/2006      3,386
  3,500     Bank of America Corp. ............................  4.33%   03/13/2006      3,484
  3,500     Bank of America Corp. ............................  4.37%   03/01/2006      3,488
  3,500     Bank One Corp. G..................................  4.45%   08/11/2006      3,503
  3,500     Bank One Corp. G..................................  4.59%   02/27/2006      3,501
  3,500     Barton Capital Corp. .............................  4.49%   03/06/2006      3,485
  3,500     Barton Capital Corp. .............................  4.53%   04/06/2006      3,472
  3,500     Bear Stearns Co., Inc. ...........................  4.43%   03/06/2006      3,486
  3,900     Bear Stearns Co., Inc. G..........................  4.74%   06/19/2006      3,904
  3,500     Britannia Building Society........................  4.33%   02/14/2006      3,495
  3,300     Britannia Building Society........................  4.38%   02/08/2006      3,297
  3,500     Cafco LLC.........................................  4.22%   02/01/2006      3,500
  3,500     Cafco LLC.........................................  4.50%   03/23/2006      3,478
  1,300     Caterpillar Financial Services Corp. G............  4.58%   04/07/2006      1,300
  4,600     Caterpillar Financial Services Corp. G............  4.47%   03/03/2006      4,600
  6,500     Caterpillar Financial Services Corp. .............  4.50%   02/01/2006      6,500
  4,000     Citibank NA.......................................  4.30%   02/15/2006      4,037
  3,500     Citigroup, Inc. G.................................  4.49%   05/19/2006      3,502
  3,500     General Electric..................................  4.21%   02/02/2006      3,500
  3,500     General Electric..................................  4.36%   03/16/2006      3,482
  7,000     Goldman Sachs Group, Inc. G.......................  4.42%   08/01/2006      7,003
  3,500     Greenwich Capital Holdings, Inc. G................  4.35%   02/01/2006      3,500
  3,500     HBOS..............................................  4.36%   03/17/2006      3,481
  3,500     HBOS..............................................  4.46%   03/20/2006      3,479
  3,500     HSBC Finance Corp. G..............................  4.43%   02/06/2007      3,500
  7,000     Lehman Brothers Holdings, Inc. G..................  4.59%   06/02/2006      7,002
  7,000     Merrill Lynch & Co. G.............................  4.66%   10/19/2006      7,004
  3,300     Morgan Stanley Dean Witter, Inc. .................  6.08%   04/15/2006      3,309
  3,500     Nationwide Building Society M.....................  4.43%   03/09/2006      3,484
  3,500     Nationwide Building Society M.....................  4.54%   04/12/2006      3,469

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            FINANCE -- (CONTINUED)
 $3,500     Nordea NA.........................................  4.38%   04/03/2006   $  3,474
  3,500     Northern Rock plc.................................  4.22%   02/03/2006      3,500
  3,500     Northern Rock plc.................................  4.36%   03/14/2006      3,483
  3,500     Old Line Funding..................................  4.31%   02/07/2006      3,498
  3,500     Old Line Funding M................................  4.40%   02/21/2006      3,492
  3,500     Preferred Receivables Funding Corp. M.............  4.36%   02/10/2006      3,496
  3,500     Preferred Receivables Funding Corp. M.............  4.50%   02/24/2006      3,490
  3,200     Sheffield Receivables Corp. ......................  4.44%   02/15/2006      3,195
  3,500     Sheffield Receivables Corp. ......................  4.52%   02/23/2006      3,490
  3,400     Skandinaviska Enskilda Bank NY MG.................  4.43%   02/09/2007      3,400
  3,500     Skandinaviska Enskilda Bank NY M..................  4.56%   03/30/2006      3,475
  3,200     SLM Corp. G.......................................  4.79%   04/25/2006      3,201
  3,500     Toyota Motor Credit Corp. ........................  4.32%   02/06/2006      3,498
  3,500     Triple A-1 Funding................................  4.36%   02/10/2006      3,496
  3,384     Triple A-1 Funding................................  4.52%   03/23/2006      3,363
    988     UBS Financial Corp. ..............................  4.47%   02/01/2006        988
  3,500     Washington Mutual
              Bank FA.........................................  4.50%   07/26/2006      3,500
  7,000     Wells Fargo & Co. G...............................  4.54%   03/03/2006      7,001
  3,500     Westpac Banking Corp. ............................  4.42%   03/06/2006      3,486
  3,400     Westpac Banking Corp. MG..........................  4.47%   02/16/2007      3,400
  3,500     Yorktown Capital Corp. ...........................  4.47%   02/21/2006      3,491
  3,270     Yorktown Capital Corp. ...........................  4.49%   03/06/2006      3,257
                                                                                     --------
            Total finance.....................................                       $222,252
                                                                                     --------
            Total investments in securities
              (cost $232,518)O................................                       $232,518
            Other assets & liabilities........................                            947
                                                                                     --------
            Total net assets..................................                       $233,465
                                                                                     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O  Also represents cost for federal tax purposes

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $34,714, which represents 14.87% of total net assets.

  G Variable rate securities; the yield reported is the rate in effect at January 31, 2006.

 THE HARTFORD RETIREMENT INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   AFFILIATED INVESTMENT COMPANIES -- 44.0%
EQUITY FUNDS -- 12.9%
   --       Hartford Capital Appreciation Fund, Class Y ......   $  3
   --       Hartford Disciplined Equity Fund, Class Y.........      4
   --       Hartford Growth Fund, Class YB....................      1
   --       Hartford International Capital Appreciation Fund,
              Class Y ........................................      1
   --       Hartford International Opportunities Fund, Class
              Y...............................................      2
   --       Hartford MidCap Value Fund, Class Y...............      1
   --       Hartford Select Midcap Growth Fund, Class Y ......      1
   --       Hartford Value Fund, Class Y......................      1
   --       Hartford Value Opportunities Fund, Class Y........      1
                                                                 ----
            Total equity funds
              (cost $14)......................................   $ 15
                                                                 ----
FIXED INCOME FUNDS -- 30.2%
   --       Hartford Floating Rate Fund, Class Y..............   $  4
   --       Hartford High Yield Fund, Class Y.................      3
    1       Hartford Inflation Plus Fund, Class Y.............      6
    1       Hartford Short Duration Fund, Class Y.............     11
    1       Hartford Total Return Bond Fund, Class Y..........     11
                                                                 ----
            Total fixed income funds
              (cost $35)......................................   $ 35
                                                                 ----
MONEY MARKET FUND -- 0.9%
    1       Hartford Money Market Fund, Class Y...............      1
                                                                 ----
            Total money market fund
              (cost $1).......................................   $  1
                                                                 ----
            Total investments in affiliated investment
              companies
              (cost $50) O                                       $ 51
            Other assets & liabilities........................     65
                                                                 ----
            Total net assets..................................   $116
                                                                 ====

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $51 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.............................  $--
      Unrealized depreciation.............................   --
                                                            ---
      Net unrealized depreciation.........................  $--
                                                            ===

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 96.4%
            BASIC MATERIALS -- 6.1%
      3     Airgas, Inc. .....................................  $   119
      3     Alliant Techsystems, Inc. B.......................      197
      4     Cameco Corp. .....................................      336
      4     Church & Dwight Co., Inc. ........................      155
      6     Fortune Brands, Inc. .............................      446
      2     Harsco Corp. .....................................      176
      4     Jarden Corp. B....................................      100
      2     MSC Industrial Direct Co., Inc. ..................      107
      4     Pentair, Inc. ....................................      156
      3     Precision Castparts Corp. ........................      142
                                                                -------
                                                                  1,934
                                                                -------
            CAPITAL GOODS -- 5.0%
      4     American Standard Cos., Inc. .....................      157
      7     Cooper Cameron Corp. B............................      337
      4     Donaldson Co., Inc. ..............................      152
      3     Grant Prideco, Inc. B.............................      149
      2     National Oilwell Varco, Inc. B....................      126
      8     Rockwell Automation, Inc. ........................      510
      5     Tessera Technologies, Inc. B......................      145
                                                                -------
                                                                  1,576
                                                                -------
            CONSUMER CYCLICAL -- 8.5%
      1     Abercrombie & Fitch Co. Class A...................       60
      4     Bed Bath & Beyond, Inc. B.........................      134
      3     CDW Corp. ........................................      193
      2     Chico's FAS, Inc. B...............................      103
      3     Coach, Inc. B.....................................       91
      2     Coldwater Creek, Inc. B...........................       50
      4     D.R. Horton, Inc. ................................      155
      3     Fastenal Co. .....................................      113
      3     Grainger (W.W.), Inc. ............................      196
      3     Men's Wearhouse, Inc. B...........................      115
      5     Outback Steakhouse, Inc. .........................      237
      3     P. F. Chang's China Bistro, Inc. B................      144
      5     PETCO Animal Supplies, Inc. B.....................      118
      3     Polo Ralph Lauren Corp. ..........................      155
      2     Select Comfort Corp. B............................       62
      4     Tiffany & Co. ....................................      151
     11     TJX Cos., Inc. ...................................      283
      6     Urban Outfitters, Inc. B..........................      161
      5     Williams-Sonoma, Inc. B...........................      183
                                                                -------
                                                                  2,704
                                                                -------
            CONSUMER STAPLES -- 0.7%
      2     Alberto-Culver Co. ...............................      100
      1     Hershey Co. ......................................       45
      2     McCormick & Co., Inc. ............................       63
                                                                -------
                                                                    208
                                                                -------
            ENERGY -- 5.2%
      3     ENSCO International, Inc. ........................      144
      3     Forest Oil Corp. B................................      156
      5     Range Resources Corp. ............................      136
      4     Smith International, Inc. ........................      188
      7     Superior Energy Services, Inc. ...................      191

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            ENERGY -- (CONTINUED)
     11     Weatherford International Ltd. B..................  $   510
      7     XTO Energy, Inc. .................................      330
                                                                -------
                                                                  1,655
                                                                -------
            FINANCE -- 8.8%
      3     Affiliated Managers Group, Inc. B.................      296
      6     AmeriCredit Corp. B...............................      160
      6     Apsen Insurance Holdings Ltd. ....................      146
      3     Arch Capital Group Ltd. B.........................      160
      2     CB Richard Ellis Group, Inc. Class A B............      120
      1     City National Corp. ..............................       40
      5     Commerce Bancorp, Inc. ...........................      172
      5     Comverse Technology, Inc. B.......................      130
      3     E*Trade Financial Corp. B.........................       76
      5     Fidelity National Financial, Inc. ................      207
      8     Global Cash Access, Inc. B........................      117
     11     Host Marriott Corp. ..............................      225
      3     Investors Financial Services Corp. ...............      127
      2     Medco Health Solutions, Inc. B....................       82
      3     Northern Trust Corp. .............................      154
      2     PartnerRe Ltd. ...................................      144
      5     Sovereign Bancorp, Inc. ..........................      106
      3     TCF Financial Corp. ..............................       67
      7     Willis Group Holdings Ltd. .......................      253
                                                                -------
                                                                  2,782
                                                                -------
            HEALTH CARE -- 13.7%
      4     Advanced Medical Optics, Inc. B...................      180
      2     Allergan, Inc. ...................................      222
      2     Bard (C.R.), Inc. ................................      147
      2     Barr Pharmaceuticals, Inc. B......................      160
     10     Biomet, Inc. .....................................      377
      4     Caremark Rx, Inc. B...............................      204
      3     Celgene Corp. B...................................      191
      4     Charles River Laboratories International, Inc. B..      198
      4     Community Health Systems, Inc. B..................      134
      5     Covance, Inc. B...................................      293
      5     Endo Pharmaceuticals Holdings, Inc. B.............      139
      5     Forest Laboratories, Inc. B.......................      229
      6     Gen-Probe, Inc. B.................................      306
      4     Health Management Associates, Inc. Class A........       87
      3     Henry Schein, Inc. B..............................      158
      7     Kinetic Concepts, Inc. B..........................      247
      4     Laboratory Corp. of America Holdings B............      252
      4     MedImmune, Inc. B.................................      142
      4     OSI Pharmaceuticals, Inc. B.......................      100
      4     Schick Technologies, Inc. B.......................      153
     11     Valeant Pharmaceuticals International.............      192
      4     Varian Medical Systems, Inc. B....................      233
                                                                -------
                                                                  4,344
                                                                -------
            SERVICES -- 19.9%
     10     Alliance Data Systems Corp. B.....................      405
     22     Allied Waste Industries, Inc. B...................      202
      6     Aramark Corp. Class B.............................      168
      3     Autodesk, Inc. ...................................      109
      2     Business Objects S.A. ADR B.......................       82
      4     Cadence Design Systems, Inc. B....................       78
      2     CheckFree Corp. B.................................      111

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      4     Cintas Corp. .....................................  $   171
      6     Cogent, Inc. B....................................      149
      5     Cognizant Technology Solutions Corp. B............      270
      2     Corporate Executive Board Co. ....................      141
      2     DST Systems, Inc. B...............................      138
      2     Dun & Bradstreet Corp. B..........................      161
     16     Entravision Communications Corp. Class A B........      116
      2     Factset Research Systems Inc......................       97
      6     Fiserv, Inc. B....................................      254
      3     Gaylord Entertainment Co. B.......................      129
      3     Getty Images, Inc. B..............................      210
     11     H & R Block, Inc. ................................      265
      3     Harrah's Entertainment, Inc. .....................      212
      5     Hilton Hotels Corp. ..............................      136
      4     Iron Mountain, Inc. B.............................      180
      9     Lamar Advertising Co. B...........................      411
     11     Liberty Global, Inc. Class A B....................      236
      1     Marriott International, Inc. Class A..............       87
      2     MGM Mirage, Inc. B................................       86
      6     MoneyGram International, Inc. ....................      171
      8     Paychex, Inc. ....................................      305
      6     Penn National Gaming, Inc. B......................      178
      3     Robert Half International, Inc. ..................      111
      1     Scripps (E.W.) Co. Class A........................       49
      1     Station Casinos, Inc. ............................       33
     13     Univision Communications, Inc. Class A B..........      402
      2     VCA Antech, Inc. B................................       50
     16     XM Satellite Radio Holdings, Inc. Class A B.......      406
                                                                -------
                                                                  6,309
                                                                -------
            TECHNOLOGY -- 25.5%
     12     Activision, Inc. B................................      166
      9     Akamai Technologies, Inc. B.......................      195
      5     American Tower Corp. Class A B....................      166
      8     Amphenol Corp. Class A............................      419
     11     Analog Devices, Inc. .............................      441
      8     ATI Technologies, Inc. ADR B......................      146
      6     Avocent Corp. B...................................      202
      3     Broadcom Corp. Class A B..........................      213
      7     Ceridian Corp. B..................................      165
      9     ChoicePoint, Inc. B...............................      388
      4     Citrix Systems, Inc. B............................      117
      8     CNET Networks, Inc. B.............................      123
      5     Cognos, Inc. B....................................      176
      6     Crown Castle International Corp. B................      205
      2     DaVita, Inc. B....................................      104
      4     Dolby Laboratories, Inc. Class A B................       88
      1     F5 Networks, Inc. B...............................       95
      3     Fisher Scientific International, Inc. B...........      204
      8     FLIR Systems, Inc. B..............................      180
      4     Harman International Industries, Inc. ............      449
      2     Hyperion Solutions Corp. B........................       60
      4     IAC/Interactive Corp. B...........................      104

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
      3     Intersil Corp. ...................................  $    77
      6     Jabil Circuit, Inc. B.............................      236
      4     Juniper Networks, Inc. B..........................       70
      2     KLA-Tencor Corp. .................................      101
      2     L-3 Communications Holdings, Inc. ................      178
      2     Lam Research Corp. B..............................      115
      5     Linear Technology Corp. ..........................      202
      3     Marvell Technology Group Ltd. B...................      193
      3     Maxim Integrated Products, Inc. ..................      126
      9     MEMC Electronic Materials, Inc. B.................      265
      8     Microchip Technology, Inc. .......................      286
      1     Millipore Corp. B.................................       98
      4     National Semiconductor Corp. .....................      117
      3     NAVTEQ Corp. B....................................      155
      6     Network Appliance, Inc. B.........................      172
      5     Neustar, Inc. B...................................      155
      7     Nextel Partners, Inc. Class A B...................      183
     11     Polycom, Inc. B...................................      218
      1     Research In Motion Ltd. B.........................       48
      2     Salesforce.com, Inc. B............................       82
      4     SRA International, Inc. B.........................      121
      4     Varian Semiconductor Equipment Associates,
              Inc. B..........................................      211
      4     Xilinx, Inc. .....................................      110
      4     Zebra Technologies Corp. Class A B................      171
                                                                -------
                                                                  8,096
                                                                -------
            TRANSPORTATION -- 3.0%
     10     Gentex Corp. .....................................      170
      5     McDermott International, Inc. B...................      280
      4     Royal Caribbean Cruises Ltd. .....................      169
      9     Southwest Airlines Co. ...........................      146
      2     UTI Worldwide, Inc. ..............................      187
                                                                -------
                                                                    952
                                                                -------
            UTILITIES -- 0.0%
     --     Suntech Power Holdings ADR B......................       13
                                                                -------
            Total common stock
              (cost $27,756)..................................  $30,573
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.5%
            FINANCE -- 3.5%
 $1,112     State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $ 1,112
                                                                -------
            Total short-term investments
              (cost $1,112)...................................  $ 1,112
                                                                -------
            Total investments in securities
              (cost $28,868) O................................  $31,685
            Other assets & liabilities........................       36
                                                                -------
            Total net assets..................................  $31,721
                                                                =======

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.98% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $28,979 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $3,217
      Unrealized depreciation..........................    (511)
                                                         ------
      Net unrealized appreciation......................  $2,706
                                                         ======

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 93.8%
            BASIC MATERIALS -- 5.2%
      3     Albemarle Corp. ..................................  $   144
      3     Carlisle Cos., Inc. ..............................      229
      8     Crane Co. ........................................      295
      3     Fortune Brands, Inc. .............................      195
      7     Lubrizol Corp. ...................................      320
      2     Praxair, Inc. ....................................      126
      4     Precision Castparts Corp. ........................      185
      8     Syngenta AG ADR B.................................      202
     10     Valspar Corp. ....................................      275
                                                                -------
                                                                  1,971
                                                                -------
            CAPITAL GOODS -- 3.8%
      8     American Standard Cos., Inc. .....................      291
      9     Goodrich Corp. ...................................      370
      2     ITT Industries, Inc. .............................      154
      5     SPX Corp. B.......................................      258
      4     Textron, Inc. ....................................      363
                                                                -------
                                                                  1,436
                                                                -------
            CONSUMER CYCLICAL -- 17.2%
      2     AutoZone, Inc. B..................................      235
     18     Avnet, Inc. B.....................................      445
     22     Big Lots, Inc. B..................................      295
      5     Brinker International, Inc. B.....................      191
      6     Claires Stores, Inc. .............................      203
      8     Dollar Tree Stores, Inc. B........................      203
      4     Federated Department Stores, Inc. ................      233
     13     Foot Locker, Inc. ................................      289
     12     Furniture Brands International, Inc. .............      282
     10     Hasbro, Inc. .....................................      208
     12     Ingram Micro, Inc. Class A B......................      238
      8     Kohl's Corp. B....................................      360
     14     Lear Corp. .......................................      350
     30     Leggett & Platt, Inc. ............................      742
      8     Liz Claiborne, Inc. ..............................      260
     14     Marvel Entertainment, Inc. .......................      235
      3     Mohawk Industries, Inc. B.........................      255
      4     Reebok International Ltd. ........................      230
      3     Saks, Inc.........................................       58
     14     Sherwin-Williams Co. .............................      714
      8     SYSCO Corp. ......................................      239
     11     Zale Corp. B......................................      262
                                                                -------
                                                                  6,527
                                                                -------
            CONSUMER STAPLES -- 1.3%
     10     Delta and Pine Land Co. ..........................      233
      5     McCormick & Co., Inc. ............................      142
      5     Pilgrims Pride Corp...............................      112
                                                                -------
                                                                    487
                                                                -------
            ENERGY -- 7.2%
      5     AGL Resources, Inc. ..............................      190
      4     Apache Corp. .....................................      310
      6     Cimarex Energy Co. B..............................      250
      9     Forest Oil Corp. B................................      453
      3     KeySpan Corp. ....................................      122
      7     Noble Energy, Inc. ...............................      310
      9     Pioneer Natural Resources Co. ....................      499

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            ENERGY -- (CONTINUED)
      5     Pogo Producing Co. ...............................  $   270
      5     Williams Cos., Inc. ..............................      117
      4     XTO Energy, Inc. .................................      201
                                                                -------
                                                                  2,722
                                                                -------
            FINANCE -- 23.8%
      1     Alleghany Corp. ..................................      377
     22     Annaly Mortgage Management, Inc. .................      272
     13     AON Corp. ........................................      453
      2     Arch Capital Group Ltd. B.........................       98
     10     Assurant, Inc. ...................................      442
      4     Brookfield Asset Management, Inc. ................      198
      9     Cincinnati Financial Corp. .......................      405
      9     E*Trade Financial Corp. B.........................      207
      7     Endurance Specialty Holdings Ltd. ................      214
      5     Hudson City Bancorp, Inc. ........................       65
     12     Huntington Bancshares, Inc. ......................      276
      7     KeyCorp...........................................      248
      9     Leucadia National Corp. ..........................      467
      6     Marshall & Ilsley Corp. ..........................      247
     10     MBIA, Inc. .......................................      618
      5     Mercury General Corp. ............................      299
      9     North Fork Bancorporation, Inc. ..................      242
     12     Nuveen Investments, Inc. Class A..................      531
     11     Old Republic International Corp. .................      236
      5     PNC Financial Services Group, Inc. ...............      311
      5     Protective Life Corp. ............................      243
     13     Rent-A-Center, Inc. B.............................      258
      8     Ryder System, Inc. ...............................      335
      5     StanCorp Financial Group, Inc. ...................      269
      3     State Street Corp. ...............................      163
      2     The Student Loan Corp. ...........................      510
      4     Torchmark Corp. ..................................      202
     11     Waddell and Reed Financial, Inc. Class A..........      245
     13     Washington Federal, Inc. .........................      302
      1     White Mountains Insurance Group Ltd. .............      297
                                                                -------
                                                                  9,030
                                                                -------
            HEALTH CARE -- 3.6%
      6     Bard (C.R.), Inc. ................................      368
      2     Boston Scientific Corp. B.........................       46
     11     King Pharmaceuticals, Inc. B......................      208
     20     QLT, Inc. B.......................................      118
     11     Serono S.A. ADR...................................      215
      7     STERIS Corp. .....................................      194
      6     Watson Pharmaceuticals, Inc. B....................      209
                                                                -------
                                                                  1,358
                                                                -------
            SERVICES -- 14.4%
     19     Avaya, Inc. B.....................................      201
     18     BISYS Group, Inc. B...............................      267
      4     Brink's Co. ......................................      234
      9     Clear Channel Communications, Inc. ...............      275
      7     Computer Sciences Corp. B.........................      355
     10     Convergys Corp. B.................................      167
      3     Dun & Bradstreet Corp. B..........................      210
      1     Fairmont Hotels & Resorts, Inc. ..................       53
      4     Gannett Co., Inc. ................................      235
      6     H & R Block, Inc. ................................      144

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      4     Harrah's Entertainment, Inc. .....................  $   258
      9     Hewitt Associates, Inc. B.........................      230
      7     Hilton Hotels Corp. ..............................      162
     26     Interpublic Group of Cos., Inc. B.................      263
      8     Lamar Advertising Co. B...........................      367
      9     Manpower, Inc. ...................................      484
      9     MoneyGram International, Inc. ....................      243
      5     R.H. Donnelley Corp. B............................      354
      2     Scripps (E.W.) Co. Class A........................      116
      8     Speedway Motorsports, Inc. B......................      281
     12     Synopsys, Inc. B..................................      271
     20     Unisys Corp. B....................................      132
      5     Viad Corp. .......................................      137
                                                                -------
                                                                  5,439
                                                                -------
            TECHNOLOGY -- 9.9%
      4     Activision, Inc. B................................       60
      2     Affiliated Computer Services, Inc. Class A B......      138
      4     Amdocs Ltd. B.....................................      119
      4     Amphenol Corp. Class A............................      188
      3     Arbitron, Inc. ...................................      115
     28     BEA Systems, Inc. B...............................      295
     18     BMC Software, Inc. B..............................      391
      6     ChoicePoint, Inc. B...............................      255
     10     CSG Systems International, Inc. B.................      235
      5     Deluxe Corp. .....................................      139
      3     Dover Corp. ......................................      133
      1     Guidant Corp. ....................................       81
     10     Lexmark International, Inc. ADR B.................      467
      2     Millipore Corp. B.................................      151
     10     NCR Corp. B.......................................      386
     15     PerkinElmer, Inc. ................................      348
     10     Polycom, Inc. B...................................      192
      3     Thomson ADR.......................................       51
                                                                -------
                                                                  3,744
                                                                -------
            TRANSPORTATION -- 2.9%
      5     CNF, Inc. ........................................      251
      3     CSX Corp. ........................................      182
      1     Florida East Coast Industries, Inc. ..............       63
      4     Norfolk Southern Corp. ...........................      175
      4     Royal Caribbean Cruises Ltd. .....................      180
      5     Yellow Roadway Corp. B............................      239
                                                                -------
                                                                  1,090
                                                                -------
            UTILITIES -- 4.5%
     10     Alliant Energy Corp. .............................      297
     13     CMS Energy Corp. B................................      182

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            UTILITIES -- (CONTINUED)
      4     FirstEnergy Corp. ................................  $   180
      6     Northeast Utilities...............................      123
      3     PG&E Corp. .......................................      123
      6     PPL Corp. ........................................      181
      2     Public Service Enterprise Group, Inc. ............      125
      5     Questar Corp. ....................................      384
      5     Westar Energy, Inc. ..............................      103
                                                                -------
                                                                  1,698
                                                                -------
            Total common stock
              (cost $33,015)..................................  $35,502
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.4%
            FINANCE -- 4.4%
 $1,667     State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $ 1,667
                                                                -------
            Total short-term investments
              (cost $1,667)...................................  $ 1,667
                                                                -------
            Total investments in securities
              (cost $34,682) O................................  $37,169
            Other assets & liabilities........................      670
                                                                -------
            Total net assets..................................  $37,839
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.55% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $34,795 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $3,050
      Unrealized depreciation..........................    (676)
                                                         ------
      Net unrealized appreciation......................  $2,374
                                                         ======

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 95.0%
            BASIC MATERIALS -- 5.6%
     1      Airgas, Inc. .....................................  $   23
     1      Alpha Natural Resources, Inc. B...................      26
     1      Cabot Corp. ......................................      27
     1      Century Aluminum Co. B............................      37
     3      Ceradyne, Inc. B..................................     143
     4      Coeur d'Alene Mines Corp. B.......................      23
     1      Kaydon Corp. .....................................      37
     1      Meridian Gold, Inc. B.............................      38
     1      Royal Gold, Inc. .................................      23
     1      Serologicals Corp. B..............................      16
                                                                ------
                                                                   393
                                                                ------
            CAPITAL GOODS -- 7.2%
    --      Actuant Corp. Class A.............................      23
     1      Brooks Automation Inc.............................      22
     1      Bucyrus International, Inc. ......................      43
     2      Charles & Colvard Ltd. ...........................      31
     1      Dril-Quip, Inc. B.................................      50
     1      Graco, Inc. ......................................      40
     1      Idex Corp. .......................................      46
     2      Imax Corp. B......................................      18
     1      IROBOT Corp. .....................................      43
     2      K & F Industries Holdings, Inc. B.................      26
     1      Lufkin Industries, Inc. ..........................      40
     1      Tessera Technologies, Inc. B......................      36
     3      Turbochef Technologies, Inc. B....................      38
     1      Universal Compression Holdings, Inc. B............      48
                                                                ------
                                                                   504
                                                                ------
            CONSUMER CYCLICAL -- 9.4%
     1      Advance Auto Parts, Inc. B........................      22
     3      Casual Male Retail Group, Inc. B..................      20
     1      Cental Euro Distribution Corp. B..................      50
     1      Cost Plus, Inc. B.................................      20
     1      Desarrolladora Homex B............................      35
     3      GSI Commerce, Inc. B..............................      44
    --      ICU Medical, Inc. B...............................      11
     4      Insight Enterprises, Inc. B.......................      73
     2      Interline Brands, Inc B...........................      43
     2      Merge Technologies, Inc. B........................      45
     2      Performance Food Group Co. B......................      41
     2      PSS World Medical, Inc. B.........................      34
     1      Quicksilver, Inc. B...............................      15
     1      RARE Hospitality International, Inc. B............      35
    --      School Specialty, Inc. B..........................      15
     1      SCP Pool Corp. ...................................      24
     1      Stamps.com, Inc. B................................      30
     1      United Natural Foods, Inc. B......................      16
     1      Volcom, Inc. B....................................      42
     1      WCI Communities, Inc. B...........................      17
     1      WESCO International, Inc. B.......................      29
                                                                ------
                                                                   661
                                                                ------
            CONSUMER STAPLES -- 0.7%
     1      Parlux Fragrances, Inc. B.........................      27
     1      Ralcorp Holdings, Inc. B..........................      20
                                                                ------
                                                                    47
                                                                ------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            ENERGY -- 7.7%
     1      AGL Resources, Inc. ..............................  $   25
     1      ATP Oil & Gas Corp. B.............................      60
     2      Bronco Drilling Company, Inc. ....................      60
     3      Carrizo Oil & Gas, Inc. B.........................      84
     2      Denbury Resources Inc. B..........................      57
     1      Encore Acquisition Co. B..........................      36
     4      Endeavour International Corp. B...................      14
     2      Grey Wolf, Inc. B.................................      18
    --      Holly Corp........................................      22
     2      Petrohawk Energy Corp. B..........................      34
     2      Pioneer Drilling Comp.............................      34
     2      Pride International, Inc. B.......................      53
     1      Superior Well Services, Inc. B....................      17
     1      Whiting Petroleum Corp. B.........................      28
                                                                ------
                                                                   542
                                                                ------
            FINANCE -- 8.2%
     1      Apsen Insurance Holdings Ltd. ....................      32
     2      AudioCodes Ltd. B.................................      28
     1      Bank of the Ozarks, Inc. .........................      22
     1      Boston Private Financial Holdings, Inc. ..........      24
     2      Centene Corp. B...................................      39
     2      Eaton Vance Corp. ................................      66
     2      Euronet Worldwide, Inc. B.........................      65
     1      First Niagara Financial Group, Inc. ..............      11
     1      Gladstone Capital Corp. ..........................      14
     2      Gladstone Commercial Corp. .......................      27
     2      HealthExtras, Inc. B..............................      49
     1      Jer Investors Trust, Inc. ........................      16
     1      Montpelier Re Holdings Ltd. ......................      25
     1      Republic Companies Group, Inc. ...................      21
    --      StanCorp Financial Group, Inc. ...................      15
     1      Sunstone Hotel Investors, Inc. ...................      30
     2      TradeStation Group, Inc. B........................      41
     3      UCBH Holdings, Inc. ..............................      54
                                                                ------
                                                                   579
                                                                ------
            HEALTH CARE -- 15.1%
    --      Abaxis, Inc. B....................................       6
     1      Adams Respiratory Therapeutics, Inc. B............      60
     2      Adeza Biomedical Corp. ...........................      46
    --      Anika Therapeutics, Inc. .........................       1
     1      ArthroCare Corp. B................................      58
     1      Aspect Medical Systems, Inc. B....................      36
     2      Aspreva Pharmaceuticals Corp. B...................      40
     1      Bright Horizons Family Solutions, Inc. B..........      23
     1      Covance, Inc. B...................................      34
     1      CV Therapeutics, Inc. B...........................      27
     1      First Horizon Pharmaceutical Corp. B..............      24
     1      Healthways, Inc.. B...............................      31
     1      Horizon Health Corp. B............................      19
     1      I-Flow Corp.......................................      22
     1      Impax Laboratories, Inc. B........................      14
     1      Integra Lifesciences Holdings Corp. B.............      27
     1      Itralase Corp. B..................................      22
     1      Kos Pharmaceuticals, Inc. B.......................      53
     1      Kyphon, Inc. B....................................      58
     1      LCA-Vision, Inc. .................................      67
    --      LHC Group, Inc. B.................................       3

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     1      Lifecell Corp. B..................................  $   30
    --      LifePoint Hospitals, Inc. B.......................      12
    --      Magellan Health Services, Inc. ...................      11
     1      Medicis Pharmaceutical Corp. Class A..............      19
     2      Noven Pharmaceuticals, Inc. B.....................      23
     1      Nuvasive Inc......................................      11
     2      Odyssey HealthCare, Inc. .........................      31
     1      Option Care, Inc. B...............................      18
     2      QUIDEL Corp. B....................................      21
     2      Salix Pharmaceuticals Ltd. B......................      28
     1      SFBC International, Inc. B........................      26
     1      Sierra Health Services, Inc. B....................      24
     1      Sybron Dental Specialties.........................      26
     2      Symmetry Medical, Inc. B..........................      32
     1      United Therapeutics Corp. B.......................      58
     1      Usana Health Sciences, Inc. B.....................      20
    --      Vnus Medical Technologies B.......................       2
                                                                ------
                                                                 1,063
                                                                ------
            SERVICES -- 15.5%
     1      Alliance Data Systems Corp. B.....................      51
     4      AnswerThink Consulting Group, Inc. B..............      19
     3      aQuantive, Inc. B.................................      75
     1      Atheros Communications, Inc. B....................      24
     1      Avid Technology, Inc. B...........................      35
     4      Broadwing Corp....................................      32
     1      Carmike Cinemas, Inc. ............................      25
    --      Cerner Corp. B....................................      18
     1      CRA International, Inc. B.........................      34
     1      DeVry, Inc. B.....................................      18
     1      Digital River, Inc. B.............................      24
     3      Digitas, Inc. B...................................      33
     2      Education Management Corp. B......................      61
     1      Entercom Communications Corp. B...................      15
     2      Entravision Communications Corp. Class A B........      15
     1      Epicor Software Corp. B...........................      17
     2      Essex Corp........................................      39
     3      Focus Media Holding Ltd. ADR B....................     147
     1      FTI Consulting, Inc. B............................      38
     1      Gevity HR, Inc. ..................................      27
    --      Hewitt Associates, Inc. B.........................       5
     1      Iron Mountain, Inc. B.............................      29
     3      LECG Corp. B......................................      49
     2      Quest Software, Inc. B............................      32
     3      Radio One, Inc. Class D B.........................      27
     1      Regal Entertainment Group.........................      24
     1      SafeNet, Inc. B...................................      28
     1      Stericycle, Inc. B................................      30
     1      Ventiv Health, Inc. B.............................      36
     1      Veritas DGC, Inc. B...............................      41
     1      West Corp. B......................................      45
                                                                ------
                                                                 1,093
                                                                ------
            TECHNOLOGY -- 22.7%
     1      ADTRAN, Inc. .....................................      23
     1      Advanced Digital Information Corp. B..............      10
     1      American Science & Engineering, Inc. .............      39
     1      Avocent Corp. B...................................      23

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
     1      Benchmark Electronics, Inc. B.....................  $   22
     1      Blackbaud, Inc. ..................................      10
     1      Blue Coat Systems, Inc. ..........................      37
    --      Commonwealth Telephone Enterprise, Inc. ..........      13
     1      Comtech Telecommunications Corp. B................      23
     2      Concur Technologies, Inc. B.......................      38
     1      Consolidated Communications Holdings, Inc. .......      18
     1      CTRIP Communications International Ltd. ..........      31
     3      Dobson Communications Corp. B.....................      24
     1      Equinix, Inc. B...................................      56
     2      FairPoint Communications, Inc. ...................      20
     7      Glenayre Technologies, Inc. B.....................      27
    --      Global Payments, Inc. ............................      15
     3      GrafTech International Ltd. B.....................      22
     3      Harris Interactive, Inc. B........................      13
     1      Ikanos Communications, Inc. B.....................      18
     2      Informatica Corp. B...............................      24
     3      Integrated Device Technology, Inc. B..............      35
     3      Integrated Silicon Solution, Inc. B...............      20
     1      Intersil Corp. ...................................      35
     2      Iowa Telecommunications Services, Inc. ...........      25
    --      Iris International Inc............................       5
     2      iVillage, Inc. B..................................      14
     1      Jamdat Mobile, Inc. B.............................      27
     2      Jupitermedia Corp. B..............................      26
     3      Lionbridge Technologies B.........................      26
     3      Online Resources Corp B...........................      45
     2      Openwave Systems, Inc. B..........................      52
     2      Orckit Communications Ltd. B......................      45
     1      Palomar Medical Technologies, Inc. ...............      32
     2      PC-Tel, Inc. B....................................      21
     2      PDF Solutions, Inc. B.............................      35
     1      Polycom, Inc. B...................................      21
     1      Power Integrations, Inc. B........................      19
     2      Rackable Systems, Inc. B..........................      54
     1      Redback Networks, Inc. B..........................      17
     1      Retalix Ltd. B....................................      15
     1      Rightnow Technologies, Inc. B.....................      23
     1      Rogers Corp B.....................................      38
     1      Saifun Semiconductors Ltd. B......................      36
     2      SBA Communications Corp. B........................      37
     2      Silicon Motion Technology Corp. B.................      39
     1      Supertex, Inc. ...................................      15
     1      Syneron Medical Ltd. B............................      31
     1      TALX Corp. .......................................      38
     2      Tekelec B.........................................      27
     3      Trident Microsystems, Inc. B......................      89
     3      Valueclick, Inc. B................................      49
     3      Vasco Data Security International B...............      36
     2      WebSideStory, Inc. B..............................      31
     2      Zoran Corp. B.....................................      33
                                                                ------
                                                                 1,597
                                                                ------
            TRANSPORTATION -- 2.4%
     3      A.S.V., Inc. .....................................      83
    --      American Commercial Lines, Inc. B.................      13
     3      Heartland Express, Inc. ..........................      72
                                                                ------
                                                                   168
                                                                ------

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.5%
     1      California Water Service Group....................  $   25
     1      PNM Resources, Inc. ..............................      12
                                                                ------
                                                                    37
                                                                ------
            Total common stock
              (cost $6,011)...................................  $6,684
                                                                ------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 3.6%
            FINANCE -- 3.6%
  $255      State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $  255
                                                                ------
            Total short-term investments
              (cost $255).....................................  $  255
                                                                ------
            Total investments in securities
              (cost $6,266) O.................................  $6,939
            Other assets & liabilities........................      97
                                                                ------
            Total net assets..................................  $7,036
                                                                ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.05% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $6,269 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation............................  $882
      Unrealized depreciation............................  (212)
                                                           ----
      Net unrealized appreciation........................  $670
                                                           ====

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 47.1%
            FINANCE -- 47.1%
$  1,000    ACE Securities Corp.,
              3.28%, 8-15-2030 M..............................  $    981
   1,500    Aegis Asset Backed Securities Trust,
              5.01%, 3-25-2035 K..............................     1,503
     500    American Express Credit Account Master Trust,
              1.90%, 1-15-2009................................       494
     586    American Express Credit Account Master Trust,
              4.97%, 2-15-2012 MK.............................       587
     600    AmeriCredit Automobile Receivables Trust,
              5.04%, 5-6-2011.................................       594
   1,400    AmeriCredit Automobile Receivables Trust,
              5.07%, 7-6-2010.................................     1,386
      77    Argent NIM Trust,
              4.21%, 11-25-2034 M.............................        77
   1,799    Banc of America Commercial Mortgage, Inc.,
              3.46%, 7-10-2042................................     1,762
  32,445    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W.............................       742
 144,833    Banc of America Large Loan,
              3.89%, 12-15-2016 M W...........................       687
   1,500    Banc of America Securities Auto Trust,
              4.49%, 2-18-2013................................     1,465
     347    Bank One Issuance Trust,
              4.54%, 9-15-2010................................       343
     888    Bayview Commercial Asset Trust,
              5.53%, 1-25-2035 MK.............................       897
 109,125    Bear Stearns Commercial Mortgage Securities,
              6.25%, 12-11-2040 M W...........................       500
  24,872    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 W.............................       788
  64,845    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.65%, 2-11-2041 W..............................       836
   1,000    BMW Vehicle Owner Trust,
              3.52%, 10-25-2010...............................       978
     765    Capital Auto Receivables Asset Trust,
              3.12%, 3-15-2007................................       762
     799    Capital Auto Receivables Asset Trust,
              4.73%, 9-15-2010................................       785
     400    Capital One Master Trust,
              7.90%, 10-15-2010 M.............................       416
   1,000    Capital One Multi-Asset Execution Trust,
              4.50%, 6-15-2011................................       988
       6    Chase Commercial Mortgage Securities Corp.,
              6.90%, 11-19-2028...............................         6
      20    Chase Funding Mortgage Loan Asset-Backed,
              2.34%, 4-25-2024................................        20
   4,000    Chase Issuance Trust,
              3.22%, 6-15-2010................................     3,891
     417    Chase Manhattan Auto Owner Trust,
              2.78%, 6-15-2010................................       409
     575    Chase Manhattan Auto Owner Trust,
              4.24%, 1-15-2009................................       575

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
$    500    Citibank Credit Card Issuance Trust,
              5.28%, 2-9-2009 K...............................  $    504
  19,119    Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 M W...........................       787
     900    CNH Equipment Trust,
              2.57%, 9-15-2009................................       881
     263    CNH Equipment Trust,
              3.13%, 11-15-2010...............................       259
     335    CNH Equipment Trust,
              3.35%, 2-15-2011................................       324
     750    CNH Equipment Trust,
              4.93%, 12-17-2012...............................       736
   3,725    Commercial Mortgage Pass-Through Certificates,
              3.59%, 3-10-2039 M W............................       123
  22,543    CS First Boston Mortgage Securities Corp.,
              4.15%, 11-15-2037 M W...........................       786
  14,201    CS First Boston Mortgage Securities Corp.,
              4.17%, 7-15-2036 M W............................       363
     151    CS First Boston Mortgage Securities Corp.,
              5.88%, 11-18-2012 MK............................       151
     111    DLJ Mortgage Acceptance Corp.,
              6.82%, 10-15-2030 M.............................       113
     530    Equity One ABS, Inc.,
              5.77%, 10-1-2032................................       530
     300    Equity One ABS, Inc.,
              7.03%, 7-25-2034 K..............................       303
   1,500    Ford Credit Auto Owner Trust,
              4.18%, 1-15-2008................................     1,494
   1,625    Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................     1,600
     400    Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................       399
   9,746    GE Capital Commercial Mortgage Corp.,
              3.76%, 3-10-2040 M W............................       227
     332    GE Commercial Equipment Financing LLC,
              3.65%, 5-22-2014 M..............................       324
     695    GMAC Commercial Mortgage Securities, Inc.,
              3.12%, 3-10-2038................................       673
     380    GMAC Mortgage Corporation Loan Trust,
              4.09%, 4-25-2033................................       374
     700    Goldman Sachs Auto Loan Trust,
              4.98%, 11-15-2013...............................       699
  22,200    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 M W............................       283
     500    Granite Mortgages plc,
              6.05%, 1-20-2043................................       492
     410    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................       411
      22    Green Tree Financial Corp.,
              7.30%, 1-15-2026................................        23
   1,000    Hertz Vehicle Financing LLC,
              4.93%, 2-25-2010 M..............................       998
   1,000    Hyundai Auto Receivables Trust,
              3.91%, 2-16-2009 M..............................       992
     750    Hyundai Auto Receivables Trust,
              4.10%, 8-15-2011................................       734
   1,500    Hyundai Auto Receivables Trust,
              4.45%, 2-15-2012................................     1,465

 THE HARTFORD SHORT DURATION FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    239    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              2.92%, 1-12-2038................................  $    233
   6,167    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              3.68%, 1-15-2038 M W............................       219
  38,085    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W..............................       697
  15,822    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.65%, 10-15-2037 M W...........................       380
  41,267    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 8-12-2037 W..............................       203
      50    LB-UBS Commercial Mortgage Trust,
              3.17%, 12-15-2026...............................        49
     334    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................       324
   1,602    LB-UBS Commercial Mortgage Trust,
              3.625%, 10-15-2029..............................     1,559
   2,562    LB-UBS Commercial Mortgage Trust,
              4.25%, 12-15-2036 M W...........................        95
     274    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 M..............................       273
     500    Marlin Leasing Receivables LLC,
              4.52%, 3-15-2008 M..............................       496
     500    Marlin Leasing Receivables LLC,
              5.25%, 8-15-2012 M..............................       496
   1,000    MBNA Credit Card Master Note Trust,
              4.95%, 6-15-2009................................     1,001
     854    MBNA Credit Card Master Note Trust,
              6.55%, 12-15-2008...............................       860
     600    Memory Lane Advance Receivables Backed Notes,
              5.02%, 10-24-2014 M.............................       597
   1,150    Merrill Lynch Mortgage Trust,
              3.46%, 8-12-2039................................     1,120
  20,263    Merrill Lynch Mortgage Trust,
              3.81%, 8-12-2039 M W............................       720
  20,618    Merrill Lynch Mortgage Trust,
              3.96%, 9-12-2041 M W............................       759
  30,444    Merrill Lynch Mortgage Trust,
              4.67%, 9-12-2042 W..............................       417
     231    Morgan Stanley Capital I,
              2.80%, 12-15-2041...............................       225
     423    Morgan Stanley Capital I,
              3.96%, 6-15-2040................................       414
   1,552    Morgan Stanley Capital I,
              4.03%, 6-15-2038................................     1,518
     281    Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................       284
     513    Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       501
     201    Novastar Nim Trust,
              3.97%, 3-25-2035 M..............................       201

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
$    540    Providian Gateway Master Trust,
              3.35%, 9-15-2011 M..............................  $    526
     750    Providian Gateway Master Trust,
              3.95%, 9-15-2011 M..............................       737
   1,000    Providian Gateway Master Trust,
              4.05%, 11-15-2011 M.............................       981
     876    Residential Asset Mortgage Products, Inc.,
              3.68%, 8-25-2026................................       872
   3,250    Residential Asset Securities Corp,
              3.62%, 7-25-2026................................     3,228
     226    Residential Asset Securities Corp.,
              3.41%, 5-25-2025................................       225
     104    Residential Asset Securities Corp.,
              7.51%, 10-25-2030...............................       104
   1,384    Salomon Brothers Mortgage Securities VII,
              3.22%, 3-18-2036................................     1,364
      87    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................        88
   1,500    Structured Asset Investment Loan Trust,
              6.28%, 11-25-2033 K.............................     1,518
     500    Superior Wholesale Inventory Financing Trust,
              4.95%, 6-15-2010 K..............................       498
     412    Wachovia Bank Commercial Mortgage Trust,
              3.48%, 8-15-2041................................       400
   6,530    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 M W............................       223
      47    Wachovia Bank Commercial Mortgage Trust,
              4.54%, 4-15-2034................................        47
     347    WFS Financial Owner Trust,
              2.48%, 12-20-2010...............................       343
     237    WFS Financial Owner Trust,
              2.73%, 5-20-2011................................       233
      95    WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................        94
   1,000    WFS Financial Owner Trust,
              4.70%, 5-19-2013................................       985
     182    Whole Auto Loan Trust,
              2.24%, 3-15-2010................................       179
      18    Whole Auto Loan Trust,
              3.13%, 3-15-2010................................        18
     367    Whole Auto Loan Trust,
              3.13%, 3-15-2011................................       361
     734    Whole Auto Loan Trust,
              3.37%, 3-15-2011................................       725
     400    World Financial Network Credit Card Master,
              7.42%, 8-15-2011 K..............................       415
     330    World Omni Auto Receivables Trust,
              3.62%, 7-12-2011................................       324
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $68,702)..................................  $ 67,649
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 25.9%
            BASIC MATERIALS -- 2.1%
$    250    Carlisle Companies, Inc.,
              6.70%, 5-15-2008................................  $    256
     125    ICI North America,
              8.875%, 11-15-2006..............................       128

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
$    160    International Flavors & Fragrances, Inc.,
              6.45%, 5-15-2006................................  $    161
     200    International Paper Co.,
              3.80%, 4-1-2008.................................       194
     100    Pactiv Corp.,
              8.00%, 4-15-2007................................       102
     380    Placer Dome, Inc.,
              7.125%, 6-15-2007...............................       389
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 6-15-2027...............................       379
     500    Valspar Corp.,
              6.00%, 5-1-2007.................................       503
     830    Worthington Industries, Inc.,
              7.125%, 5-15-2006...............................       835
                                                                --------
                                                                   2,947
                                                                --------
            CAPITAL GOODS -- 1.2%
     750    McDonnell Douglas Corp.,
              6.875%, 11-1-2006...............................       759
     300    Textron, Inc.,
              6.625%, 11-15-2007..............................       307
     600    Tyco International Group S.A.,
              6.375%, 2-15-2006...............................       600
                                                                --------
                                                                   1,666
                                                                --------
            CONSUMER CYCLICAL -- 1.2%
     500    Centex Corp.,
              4.75%, 1-15-2008................................       494
     700    Darden Restaurants, Inc.,
              5.75%, 3-15-2007................................       702
     500    Johnson Controls, Inc.,
              4.80%, 1-17-2008 K..............................       500
                                                                --------
                                                                   1,696
                                                                --------
            CONSUMER STAPLES -- 0.6%
     675    Cargill, Inc.,
              6.25%, 5-1-2006 M...............................       677
     240    General Mills, Inc.,
              6.45%, 10-15-2006...............................       242
                                                                --------
                                                                     919
                                                                --------
            ENERGY -- 1.4%
     500    Anadarko Petroleum Corp.,
              3.25%, 5-1-2008.................................       482
     265    Anadarko Petroleum Corp.,
              7.00%, 10-15-2006...............................       268
     300    BOC Group, Inc.,
              7.45%, 6-15-2006 M..............................       303
     600    Consolidated Natural Gas Co.,
              5.375%, 11-1-2006...............................       601
     350    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12-1-2007...............................       360
                                                                --------
                                                                   2,014
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- 10.2%
$    750    Ace Ina Holdings, Inc.,
              8.30%, 8-15-2006................................  $    763
     451    Aetna, Inc.,
              7.375%, 3-1-2006................................       452
     500    American General Finance Corp.,
              5.91%, 6-12-2006................................       502
   1,000    Amvescap plc,
              5.90%, 1-15-2007................................     1,007
     400    Avalon Properties, Inc.,
              6.875%, 12-15-2007..............................       412
     600    Banca Commerciale Italiana,
              8.25%, 7-15-2007................................       625
     150    Banesto Finance Ltd.,
              7.50%, 3-25-2007................................       153
     389    Bankers Trust Corp.,
              7.125%, 3-15-2006...............................       390
     500    Capital One Financial Corp.,
              8.75%, 2-1-2007.................................       518
      50    CIGNA Corp.,
              8.25%, 1-1-2007.................................        51
   1,000    Countrywide Home Loans, Inc.,
              5.50%, 8-1-2006.................................     1,003
     220    Credit Suisse First Boston NY,
              6.50%, 5-1-2008 M...............................       226
   1,000    Credit Suisse First Boston USA, Inc.,
              5.875%, 8-1-2006................................     1,005
     200    Evans Withycombe Residential, Inc.,
              7.625%, 4-15-2007...............................       203
   1,540    Honda Auto Receivables Owner Trust,
              2.79%, 3-16-2009................................     1,507
     650    Household Finance Corp.,
              5.75%, 1-30-2007................................       654
     450    Household Finance Corp.,
              7.65%, 5-15-2007................................       463
     400    JP Morgan Chase & Co.,
              5.625%, 8-15-2006...............................       402
     450    JP Morgan Chase & Co.,
              7.25%, 6-1-2007.................................       463
     250    Key Bank NA,
              5.00%, 7-17-2007................................       249
     120    Lincoln National Corp.,
              5.25%, 6-15-2007................................       120
     148    MBNA America Bank N.A.,
              6.75%, 3-15-2008................................       153
     150    Merrill Lynch & Co., Inc.,
              8.00%, 6-1-2007.................................       156
     300    PHH Corp.,
              6.00%, 3-1-2008.................................       304
   1,546    Residential Asset Securities Corp,
              3.37%, 11-25-2028...............................     1,541
     350    Simon Property Group L.P.,
              7.125%, 9-20-2007...............................       362
   1,000    St. Paul Travelers Cos., Inc.,
              5.75%, 3-15-2007................................     1,003
                                                                --------
                                                                  14,687
                                                                --------

 THE HARTFORD SHORT DURATION FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            HEALTH CARE -- 0.2%
$    300    Quest Diagnostics, Inc.,
              6.75%, 7-12-2006................................  $    302
                                                                --------
            SERVICES -- 2.5%
     500    Aramark Services, Inc.,
              7.00%, 7-15-2006................................       504
     550    Belo Corp.,
              7.125%, 6-1-2007................................       559
     300    Equifax, Inc.,
              4.95%, 11-1-2007................................       299
     450    Harrah's Operating Co., Inc.,
              7.125%, 6-1-2007................................       460
     355    Hyatt Equities LLC,
              6.875%, 6-15-2007 M.............................       361
     200    Marriott International, Inc.,
              7.00%, 1-15-2008................................       207
     300    News America, Inc.,
              6.625%, 1-9-2008................................       308
     200    Scholastic Corp.,
              5.75%, 1-15-2007................................       200
     200    TCI Communications, Inc.,
              6.875%, 2-15-2006...............................       200
     435    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................       441
                                                                --------
                                                                   3,539
                                                                --------
            TECHNOLOGY -- 4.4%
     450    Cingular Wireless LLC,
              5.625%, 12-15-2006..............................       453
     500    Cingular Wireless Services, Inc.,
              7.50%, 5-1-2007.................................       515
     290    Cox Communications, Inc.,
              7.75%, 8-15-2006................................       294
     800    France Telecom S.A.,
              7.45%, 3-1-2006.................................       801
     825    Hewlett-Packard Co.,
              5.75%, 12-15-2006...............................       830
     300    Koninklijke Philips Electronics N.V.,
              8.375%, 9-15-2006...............................       306
   1,000    Oracle Corp.,
              4.81%, 1-13-2006 MK.............................     1,000
     707    Raytheon Co.,
              6.75%, 8-15-2007................................       722
     775    Time Warner Companies, Inc.,
              8.11%, 8-15-2006................................       787
     600    Verizon Wireless Capital LLC,
              5.375%, 12-15-2006..............................       602
                                                                --------
                                                                   6,310
                                                                --------
            TRANSPORTATION -- 1.3%
   1,030    Norfolk Southern Corp.,
              7.40%, 9-15-2006................................     1,046
     350    TTX Co.,
              3.875%, 3-1-2008 M..............................       340
     440    Union Pacific Corp.,
              6.70%, 12-1-2006................................       446
                                                                --------
                                                                   1,832
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            UTILITIES -- 0.8%
$    145    Appalachian Power Co.,
              6.80%, 3-1-2006.................................  $    145
     250    Northeast Utilities,
              3.30%, 6-1-2008.................................       239
     250    Puget Sound Energy, Inc.,
              3.36%, 6-1-2008.................................       240
     300    Southwestern Public Service Co.,
              5.125%, 11-1-2006...............................       300
     270    Texas Eastern Transmission L.P.,
              5.25%, 7-15-2007................................       270
                                                                --------
                                                                   1,194
                                                                --------
            Total corporate bonds: investment grade
              (cost $37,521)..................................  $ 37,106
                                                                --------
U.S. GOVERNMENT SECURITIES -- 16.3%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
$    400    Federal Home Loan Bank,
              3.00% 2008......................................  $    385
                                                                --------
            U.S. TREASURY SECURITIES -- 16.0%
   5,155    4.00% 2007........................................     5,109
  18,000    4.25% 2007........................................    17,912
                                                                --------
                                                                  23,021
                                                                --------
            Total U.S. government securities
              (cost $23,490)..................................  $ 23,406
                                                                --------
U.S. GOVERNMENT AGENCIES -- 2.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.9%
$    471    6.00% 2031........................................  $    476
     597    6.00% 2031 -- 2032................................       603
     193    6.50% 2017........................................       198
                                                                --------
                                                                   1,277
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
     373    6.00% 2032 -- 2033................................       378
      82    6.50% 2032........................................        84
                                                                --------
                                                                     462
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.6%
   1,358    6.00% 2030 -- 2032................................     1,369
     735    6.00% 2033........................................       754
      97    7.00% 2032........................................       102
                                                                --------
                                                                   2,225
                                                                --------
            Total U.S. government agencies
              (cost $4,060)...................................  $  3,964
                                                                --------
            Total long-term investments
              (cost $133,773).................................  $132,125
                                                                --------
SHORT-TERM INVESTMENTS -- 7.0%
            FINANCE -- 0.7%
$  1,000    Morgan Stanley Dean Witter, Inc.,
              6.10%, 4-15-2006................................  $  1,002
                                                                --------
            REPURCHASE AGREEMENTS -- 6.3%
   3,021    BNP Paribas Repurchase Agreement,
              4.36%, 2-1-2006 @...............................     3,021

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  3,021    RBS Greenwich Repurchase Agreement,
              4.35%, 2-1-2006 @...............................  $  3,021
   3,005    UBS Warburg Securities, Inc. Repurchase Agreement,
              4.36%, 2-1-2006 @...............................     3,005
                                                                --------
                                                                   9,047
                                                                --------
            Total short-term investments
              (cost $10,052)..................................  $ 10,049
                                                                --------
            Total investments in securities
              (cost $143,825) O...............................  $142,174
            Other assets & liabilities........................     1,350
                                                                --------
            Total net assets..................................  $143,524
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.93% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $143,832 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $    68
      Unrealized depreciation.........................   (1,726)
                                                        -------
      Net unrealized depreciation.....................  $(1,658)
                                                        -------

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $18,902, which represents 13.17% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                    -------------------    ---------------    ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement             U.S. Treasury Bonds     7.125% - 8.75%      2017 - 2023
      RBS Greenwich Repurchase Agreement                            U.S. Treasury Notes              4.25%             2013
      UBS Warburg Securities, Inc. Repurchase Agreement             U.S. Treasury Bonds    8.875% - 9.125%      2018 - 2019

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 7.3%
     74     Agnico Eagle Mines Ltd. ..........................  $  1,806
     44     Alliant Techsystems, Inc. BH......................     3,380
     45     Arch Coal, Inc. ..................................     3,889
     23     Eagle Materials, Inc. ............................     3,684
     49     First Quantum Minerals Ltd. ......................     1,881
     85     Intermagnetics General Corp. BH...................     3,446
    164     Kinross Gold Corp. ...............................     1,894
     49     Martin Marietta Materials, Inc. ..................     4,181
     41     Shaw Group, Inc. B................................     1,450
                                                                --------
                                                                  25,611
                                                                --------
            CAPITAL GOODS -- 1.1%
     63     Bucyrus International, Inc. ......................     3,841
                                                                --------
            CONSUMER CYCLICAL -- 11.8%
     57     Advance Auto Parts, Inc. BH.......................     2,501
      3     Chipotle Mexican Grill............................       124
     67     Citi Trends, Inc..................................     3,096
    625     Corporacion GEO S.A. de C.V. B....................     2,155
    116     DSW, Inc. BH......................................     3,106
     90     GameStop Corp. Class A BH.........................     3,614
    311     Geox S.p.A. I.....................................     3,541
    782     Grupo Aeroportuario del Sureste S.A. de C.V. .....     2,447
     42     Panera Bread Co. Class A BH.......................     2,836
    103     Phillips-Van Heusen Corp. ........................     3,719
     55     Standard-Pacific Corp. ...........................     2,151
    125     Stolt Offshore S.A. BI............................     1,585
    116     Texas Roadhouse, Inc. BH..........................     1,798
     99     Too, Inc. BH......................................     2,864
  1,257     Toyo Construction Co., Ltd. I.....................     2,460
     54     Walter Industries.................................     3,390
                                                                --------
                                                                  41,387
                                                                --------
            CONSUMER STAPLES -- 0.6%
     66     Peet's Coffee & Tea, Inc. BH......................     2,019
                                                                --------
            ENERGY -- 4.8%
     87     Cabot Oil & Gas Corp. ............................     4,492
     50     Cheniere Energy, Inc. BH..........................     1,960
    103     Pride International, Inc. BH......................     3,627
    154     Range Resources Corp. ............................     4,589
    193     Singapore Petroleum Co., Ltd. I...................       659
    113     Stolt Offshore S.A. BIH...........................     1,430
                                                                --------
                                                                  16,757
                                                                --------
            FINANCE -- 17.5%
    253     Admiral Group plc I...............................     2,326
     48     Affiliated Managers Group, Inc. BH................     4,420
     98     Arch Capital Group Ltd. B.........................     5,307
     68     CB Richard Ellis Group, Inc. Class A B............     4,320
     46     Doral Financial Corp. ............................       499
     62     Federated Investors, Inc. ........................     2,408
    609     Hong Kong Exchanges & Clearing Ltd. I.............     2,981
     61     Intercontinentalexchange, Inc. BH.................     3,120
     95     LaSalle Hotel Properties..........................     3,642
  2,223     Melco International Development Ltd. I............     3,557
    164     Nasdaq Stock Market, Inc. BH......................     6,893
     59     National Financial Partners Corp. B...............     3,142
    145     Nuveen Investments, Inc. Class A..................     6,594

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
     17     Oil Service HOLDRs Trust..........................  $  2,603
     63     Pirelli & C. Real Estate S.p.A. I.................     3,640
     73     ProAssurance Corp. BH.............................     3,715
     71     Signature Bank B..................................     2,165
                                                                --------
                                                                  61,332
                                                                --------
            HEALTH CARE -- 13.2%
    123     Alkermes, Inc. BH.................................     2,996
    100     Amylin Pharmaceuticals, Inc. BH...................     4,234
     99     Arena Pharmaceuticals, Inc. ......................     1,688
    113     AtheroGenics, Inc. BH.............................     2,006
     92     Covance, Inc. BH..................................     5,236
    152     eResearch Technology, Inc. BH.....................     2,719
    149     Exelixis, Inc. BH.................................     1,609
    198     Human Genome Sciences, Inc. BH....................     2,180
     56     ICOS Corp. BH.....................................     1,395
     75     Kyphon, Inc. BH...................................     3,100
     93     Medicines Co. BH..................................     1,784
     71     Pharmaceutical Product Development, Inc. .........     4,925
     71     Salix Pharmaceuticals Ltd. BH.....................     1,238
     50     Schwarz Pharma AG IH..............................     3,203
     57     Sunrise Assisted Living, Inc. BH..................     2,079
    147     Symbion, Inc. B...................................     3,403
     76     Vertex Pharmaceuticals, Inc. BH...................     2,697
                                                                --------
                                                                  46,492
                                                                --------
            SERVICES -- 9.4%
     47     Bankrate, Inc. BH.................................     1,777
     39     Central European Media Enterprises Ltd. BH........     2,371
     40     Corporate Executive Board Co. ....................     3,360
     75     Corrections Corp. of America BH...................     3,197
     80     DreamWorks Animation SKG, Inc. BH.................     2,139
    273     Foundry Networks, Inc. BH.........................     4,107
     39     Jacobs Engineering Group, Inc. B..................     3,291
     77     Lamar Advertising Co. BH..........................     3,557
     94     Live Nation BH....................................     1,665
    161     Pinnacle Entertainment H..........................     4,645
     50     Washington Group International, Inc. .............     2,957
                                                                --------
                                                                  33,066
                                                                --------
            TECHNOLOGY -- 25.1%
    198     Activision, Inc. BH...............................     2,840
    135     American Tower Corp. Class A BH...................     4,174
     39     Ansys, Inc. B.....................................     1,730
     47     Cognos, Inc. BH...................................     1,796
    159     Crown Castle International Corp. BH...............     5,029
    334     CSR plc BI........................................     6,664
    280     Entrust, Inc. B...................................     1,129
    132     Equinix, Inc. BH..................................     6,179
    146     Evergreen Solar, Inc. H...........................     2,252
     57     F5 Networks, Inc. BH..............................     3,712
     13     IHS, Inc. Class A BH..............................       308
    118     Integrated Device Technology, Inc. BH.............     1,632
     36     Itron, Inc. BH....................................     1,703
     79     Logitech International S.A. I.....................     3,346
     56     Microsemi Corp. B.................................     1,713
    137     Netflix, Inc. BH..................................     3,778
    433     Opsware, Inc. BH..................................     3,169
    168     Red Hat, Inc. BH..................................     4,857

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    202     Redback Networks, Inc. BH.........................  $  3,403
     65     Salesforce.com, Inc. BH...........................     2,685
     79     SiRF Technology Holdings, Inc. BH.................     2,659
      2     SKY Perfect Communications, Inc. I................     1,466
     69     Teledyne Technologies, Inc. B.....................     2,239
    139     THQ, Inc. BH......................................     3,641
    316     UbiquiTel, Inc. B.................................     3,094
    259     Verifone Holdings, Inc. BH........................     6,604
     93     Verint Systems, Inc. B............................     3,368
     52     Websense, Inc. BH.................................     3,455
                                                                --------
                                                                  88,625
                                                                --------
            TRANSPORTATION -- 6.7%
     82     Forward Air Corp. ................................     3,202
    192     GOL Linhas Aereas Inteligentes S.A. ADR...........     5,790
    218     JetBlue Airways Corp. BH..........................     2,849
    196     Knight Transportation, Inc. ......................     3,978
     36     UTI Worldwide, Inc. ..............................     3,752
    183     Werner Enterprises, Inc. .........................     3,944
                                                                --------
                                                                  23,515
                                                                --------
            UTILITIES -- 2.2%
     28     Q-Cells AG B......................................     2,911
    111     Suntech Power Holdings ADR BH.....................     4,737
                                                                --------
                                                                   7,648
                                                                --------
            Total common stock
              (cost $262,307).................................  $350,293
                                                                --------
PREFERRED STOCKS -- 0.7%
            UTILITIES -- 0.7%
     53     NRG Energy, Inc. BH...............................  $  2,541
                                                                --------
            Total preferred stocks
              (cost $2,495)...................................  $  2,541
                                                                --------
            Total long-term investments
              (cost $264,802).................................  $352,834
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 25.3%
            REPURCHASE AGREEMENTS -- 0.5%
 $  421     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    421
     61     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................        61

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $  362     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    362
     91     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................        91
    671     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       671
                                                                --------
                                                                   1,606
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 24.8%
 87,349     Navigator Prime Portfolio.........................    87,349
                                                                --------
            Total short-term investments
              (cost $88,955)..................................  $ 88,955
                                                                --------
            Total investments in securities
              (cost $353,757) O...............................  $441,789
            Other assets & liabilities........................   (90,355)
                                                                --------
            Total net assets..................................  $351,434
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.92% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $36,858, which represents 10.49% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $353,986 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $90,453
      Unrealized depreciation.........................   (2,650)
                                                        -------
      Net unrealized appreciation.....................  $87,803
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SMALL COMPANY FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Canadian Dollar                                   Buy             $ 595           $  592           2/2/06              $   3
Canadian Dollar                                   Buy             1,278            1,278           2/3/06                 --
                                                                                                                       -----
                                                                                                                       $   3
                                                                                                                       =====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.2%
            BASIC MATERIALS -- 4.6%
      42    Carpenter Technology Corp. .......................  $  3,840
      12    Cleveland-Cliffs, Inc. H..........................     1,337
      24    Eagle Materials, Inc. H...........................     3,909
      36    Mueller Industries, Inc. .........................     1,031
      20    NS Group, Inc. B..................................       881
      38    Sun Hydraulics Corp. .............................       826
      58    Timken Co. .......................................     2,109
     128    Titan International, Inc. H.......................     2,263
      77    UAP Holding Corp. ................................     1,629
                                                                --------
                                                                  17,825
                                                                --------
            CAPITAL GOODS -- 4.3%
      33    Albany International Corp. Class A................     1,214
      25    Briggs & Stratton Corp. ..........................       863
      17    Cascade Corp. ....................................       858
      67    Graco, Inc. ......................................     2,684
      33    Lennox International, Inc. .......................     1,061
      54    Lone Star Technologies, Inc. B....................     3,078
      27    Nordson Corp. ....................................     1,222
      29    Photronics, Inc. B................................       525
      97    Stewart and Stevenson Services, Inc. .............     2,514
      13    Tennant Co. ......................................       710
      38    Toro Co. .........................................     1,693
                                                                --------
                                                                  16,422
                                                                --------
            CONSUMER CYCLICAL -- 11.1%
     226    Arris Group, Inc. B...............................     2,655
      22    Beacon Roofing Supply, Inc. ......................       731
      14    CKE Restaurants, Inc. H...........................       219
      51    Click Commerce, Inc. BH...........................     1,529
      59    DSW, Inc. BH......................................     1,585
     133    Genesco, Inc. B...................................     5,192
       6    IKON Office Solutions, Inc. ......................        71
      18    Jack in the Box, Inc. B...........................       704
      44    Kenneth Cole Productions, Inc. Class A............     1,184
      42    K-Swiss, Inc. Class A.............................     1,342
      25    Mcgrath Rentcorp..................................       821
      33    Meritage Homes Corp B.............................     2,015
      61    Noble International Ltd. .........................     1,279
      30    Panera Bread Co. Class A B........................     2,043
     126    Skechers U.S.A., Inc. Class A B...................     2,439
     160    Standard-Pacific Corp. ...........................     6,232
      28    Stanley Furniture Co., Inc. ......................       751
     144    Stride Rite Corp. ................................     2,088
      25    Synaptics Incorporated............................       688
     182    Talbots, Inc. ....................................     5,061
      43    Timberland Co. Class A B..........................     1,489
      38    WCI Communities, Inc. B...........................     1,038
      39    WebMD Health Corp. BH.............................     1,538
                                                                --------
                                                                  42,694
                                                                --------
            ENERGY -- 6.6%
      47    Cabot Oil & Gas Corp. ............................     2,426
       3    Cheniere Energy, Inc. B...........................       105
      25    Chesapeake Energy Corp. ..........................       883
      27    Encore Acquisition Co. B..........................       972
      69    Energy Partners Ltd. B............................     1,931
     117    Frontier Oil Corp. ...............................     5,545

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            ENERGY -- (CONTINUED)
      59    Giant Industries, Inc. B..........................  $  4,103
     208    Grey Wolf, Inc. B.................................     1,829
      19    Houston Exploration Co. B.........................     1,161
     192    Meridian Resource Corp. B.........................       960
     203    PetroQuest Energy, Inc. B.........................     2,336
      36    St. Mary Land & Exploration Co. ..................     1,580
      34    Swift Energy Co. B................................     1,690
                                                                --------
                                                                  25,521
                                                                --------
            FINANCE -- 11.9%
      24    Aaron Rents, Inc. ................................       572
      64    Advanta Corp. Class B.............................     2,229
      38    Affiliated Managers Group, Inc. B.................     3,554
     154    American Capital Strategies Ltd. .................     5,471
      20    American Home Mortgage Investment Corp. ..........       581
      98    Apsen Insurance Holdings Ltd. ....................     2,281
      55    Arch Capital Group Ltd. B.........................     2,983
      37    Assured Guaranty Ltd. ............................       947
      48    Bristol West Holdings Inc. B......................       871
      20    City Holding Co. .................................       741
      25    CompuCredit Corp. B...............................       996
      80    Doral Financial Corp. ............................       871
      32    First Community Bancorp...........................     1,947
     142    Impac Mortgage Holdings, Inc. H...................     1,238
     156    IndyMac Bancorp, Inc. H...........................     6,354
      31    Irwin Financial Corp. ............................       655
      21    James River Group, Inc. B.........................       436
      12    Movie Gallery, Inc. H.............................        67
     116    Rent-Way, Inc. B..................................       788
     306    Scottish Re Group Ltd. ...........................     7,521
     163    Strategic Hotel Capital, Inc. ....................     3,486
      13    Taylor Capital Group, Inc. .......................       492
      20    Wellcare Health Plans, Inc........................       825
                                                                --------
                                                                  45,906
                                                                --------
            HEALTH CARE -- 17.7%
      90    Abgenix, Inc. B...................................     1,993
     167    Alkermes, Inc. B..................................     4,065
      72    American Retirement Corp. B.......................     1,947
     140    Amylin Pharmaceuticals, Inc. B....................     5,932
     243    Applera Corp. -- Celera Genomics Group B..........     2,862
     147    Ciphergen Biosystems, Inc. B......................       271
      79    CNS, Inc. ........................................     1,721
     170    CV Therapeutics, Inc. BH..........................     4,176
      58    Diagnostic Products Corp. ........................     2,951
     275    Encysive Pharmaceuticals, Inc. B..................     2,601
     323    Exelixis, Inc. B..................................     3,486
      72    Haemonetics Corp. B...............................     3,739
      97    Human Genome Sciences, Inc. B.....................     1,062
     113    Incyte Corp. B....................................       577
      26    Kos Pharmaceuticals, Inc. B.......................     1,148
      81    Kosan Biosciences, Inc. B.........................       430
      14    Longs Drug Stores Corp. ..........................       476
      31    Mentor Corp. .....................................     1,409
     293    NPS Pharmaceuticals, Inc. BH......................     4,166
     153    Nu Skin Enterprises, Inc. Class A.................     2,973
     108    Onyx Pharmaceuticals, Inc. B......................     3,031
      47    OSI Pharmaceuticals, Inc. BH......................     1,312
     117    Panacos Pharmaceuticals, Inc. B...................     1,082

 THE HARTFORD SMALLCAP GROWTH FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      29    Pharmion Corp. B..................................  $    478
     253    Regeneron Pharmaceuticals, Inc. B.................     3,856
      70    Salix Pharmaceuticals Ltd. B......................     1,223
     109    Sierra Health Services, Inc. B....................     4,315
     168    STERIS Corp. .....................................     4,544
      11    Zoll Medical Corp. B..............................       307
                                                                --------
                                                                  68,133
                                                                --------
            SERVICES -- 12.3%
     108    Advisory Board Co. B..............................     5,388
      35    Advo, Inc. .......................................     1,149
      70    Ameristar Casinos, Inc. ..........................     1,570
     208    BISYS Group, Inc. B...............................     3,007
      55    Bluegreen Corp. B.................................       891
      80    Central European Media Enterprises Ltd. B.........     4,808
      72    Cerner Corp. BH...................................     3,222
      29    CPI Corp. ........................................       567
     187    Cumulus Media, Inc. Class A BH....................     2,472
     478    Digital Generation Systems, Inc. B................       301
     123    Digital River, Inc. BH............................     4,140
      31    eFunds Corp. B....................................       729
      73    Epicor Software Corp. B...........................       974
      48    Gevity HR, Inc. ..................................     1,323
       1    Global Imaging Systems, Inc. B....................        35
      82    Imergent, Inc. BH.................................       446
      56    ITT Educational Services, Inc. B..................     3,282
      14    John H. Harland Co. ..............................       530
     122    Journal Register Co. .............................     1,728
     109    Lin TV Corp. Class A B............................     1,115
      29    MAXIMUS, Inc. ....................................     1,119
      35    MTS Systems Corp. ................................     1,272
     168    Parametric Technology Corp. B.....................     1,054
      52    Playboy Enterprises Class B B.....................       769
     334    Premiere Global Services, Inc. B..................     3,001
      54    Regent Communications, Inc. B.....................       269
      26    Resources Connection, Inc. B......................       696
      40    WorldSpace, Inc. BH...............................       513
      37    Wright Express Corp. B............................       944
                                                                --------
                                                                  47,314
                                                                --------
            TECHNOLOGY -- 23.3%
     146    Acxiom Corp. .....................................     3,449
      34    Ansys Inc. B......................................     1,478
     124    Blackbaud, Inc. ..................................     2,123
      63    Cabot Microelectronics Corp. BH...................     2,086
     497    Charter Communications, Inc. Class A B............       592
      27    Comtech Telecommunications Corp. B................       851
     260    CSG Systems International, Inc. B.................     5,920
     108    Diodes, Inc. B....................................     4,000
      75    Emulex Corp. B....................................     1,369
      91    Fairchild Semiconductor International, Inc. B.....     1,819
     138    FuelCell Energy, Inc. BH..........................     1,495
      75    General Communication, Inc. Class A B.............       810
      90    Hutchinson Technology, Inc. BH....................     2,480
     161    Hyperion Solutions Corp. B........................     5,549
      41    Infospace, Inc. B.................................       966
      84    Innovative Solutions & Support, Inc. BH...........     1,202

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
      35    International Rectifier Corp. B...................  $  1,284
     263    Intervoice, Inc. B................................     2,235
      38    j2 Global Communications, Inc. B..................     1,819
      56    Komag, Inc. BH....................................     2,635
      32    LoJack Corp. B....................................       796
     100    MEMC Electronic Materials, Inc. B.................     2,847
     341    Micrel, Inc. B....................................     4,188
      16    MicroStrategy, Inc. B.............................     1,499
      23    Multi-Fineline Electronix, Inc. B.................     1,247
      37    Novatel, Inc. B...................................     1,241
     582    ON Semiconductor Corp. B..........................     4,369
      87    Perot Systems Corp. Class A B.....................     1,305
      59    Portalplayer, Inc. BH.............................     1,731
      31    QAD, Inc. ........................................       250
      80    Sigmatel, Inc. B..................................     1,024
      47    Sybase, Inc. B....................................     1,010
     131    Take-Two Interactive Software, Inc. BH............     2,081
      23    Teledyne Technologies, Inc. B.....................       742
     240    THQ, Inc. B.......................................     6,295
      53    Transaction Systems Architects, Inc. B............     1,748
     238    Trizetto Group, Inc. B............................     4,370
     165    UbiquiTel, Inc. B.................................     1,615
     215    United Online, Inc. ..............................     2,945
      58    Varian Semiconductor Equipment Associates,
              Inc. B..........................................     2,888
      48    WebEx Communications, Inc. B......................     1,156
                                                                --------
                                                                  89,509
                                                                --------
            TRANSPORTATION -- 3.9%
     117    Arkansas Best Corp. ..............................     5,026
      43    General Maritime Corp. ...........................     1,628
     123    Knight Transportation, Inc. ......................     2,509
      28    Maritrans Inc.....................................       746
     202    Werner Enterprises, Inc. .........................     4,362
     106    World Air Holdings, Inc. B........................       926
                                                                --------
                                                                  15,197
                                                                --------
            UTILITIES -- 0.5%
     155    Sierra Pacific Resources B........................     2,041
                                                                --------
            Total common stock
              (cost $313,445).................................  $370,562
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 14.6%
            REPURCHASE AGREEMENT -- 4.3%
 $16,392    State Street Repurchase Agreement,
              4.38%, 2-1-2006.................................  $ 16,392
                                                                --------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.2%
  39,831    BNY Institutional Cash Reserve Fund...............  $ 39,831
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            US TREASURY NOTE -- 0.1%
 $   199    3.94%
              3-23-2006 Z.....................................  $    199
                                                                --------
            Total short -- term investments
              (cost $56,442)..................................  $ 56,442
                                                                --------
            Total investments in securities
              (cost $369,887) O...............................  $426,984
            Other assets & liabilities........................   (41,768)
                                                                --------
            Total net assets..................................  $385,216
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.41% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $370,764 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 68,110
      Unrealized depreciation........................   (11,890)
                                                       --------
      Net unrealized appreciation....................  $ 56,220
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

             FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006.

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
                                                             NUMBER OF                                             (DEPRECIATION)
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         AT 01/31/2006
-----------                                                  ---------         --------         ----------         --------------
Russell Mini Futures                                            70               Long           March 2006              $291
                                                                                                                        ====

     These contracts had a market value of $5,132 as of January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 2.9%
    251     Alcoa, Inc. ......................................  $    7,919
    336     Dow Chemical Co. .................................      14,205
    213     DuPont (E.I.) de Nemours & Co. ...................       8,319
    116     Newmont Mining Corp. H............................       7,169
                                                                ----------
                                                                    37,612
                                                                ----------
            CAPITAL GOODS -- 3.7%
     84     3M Co. ...........................................       6,111
    115     Boeing Co. .......................................       7,856
    137     Caterpillar, Inc. ................................       9,308
    178     Goodrich Corp. ...................................       6,996
     74     Illinois Tool Works, Inc. ........................       6,246
    157     Ingersoll-Rand Co. Class A........................       6,150
    230     Tyco International Ltd. ..........................       5,981
                                                                ----------
                                                                    48,648
                                                                ----------
            CONSUMER CYCLICAL -- 7.5%
    312     Best Buy Co., Inc. H..............................      15,821
    672     Dollar General Corp. H............................      11,355
    338     Federated Department Stores, Inc. ................      22,488
  1,140     Gap, Inc. ........................................      20,614
    125     Home Depot, Inc. .................................       5,081
    351     Pulte Homes, Inc. ................................      14,009
    189     Toyota Motor Corp. I..............................       9,736
                                                                ----------
                                                                    99,104
                                                                ----------
            CONSUMER STAPLES -- 4.8%
     90     Altria Group, Inc. ...............................       6,540
    376     Archer Daniels Midland Co. .......................      11,850
     12     Clorox Co. .......................................         712
    203     Coca-Cola Co. ....................................       8,396
    220     PepsiCo, Inc. ....................................      12,585
    396     Procter & Gamble Co. .............................      23,426
                                                                ----------
                                                                    63,509
                                                                ----------
            ENERGY -- 8.2%
    242     ConocoPhillips....................................      15,644
    812     Exxon Mobil Corp. ................................      50,959
     72     Halliburton Co. H.................................       5,728
     51     Occidental Petroleum Corp. H......................       5,013
    625     Williams Cos., Inc. ..............................      14,905
    320     XTO Energy, Inc. .................................      15,706
                                                                ----------
                                                                   107,955
                                                                ----------
            FINANCE -- 22.4%
    544     American International Group, Inc. ...............      35,594
    885     Bank of America Corp. ............................      39,126
    637     Citigroup, Inc. ..................................      29,690
    453     E*Trade Financial Corp. B.........................      10,779
    326     Federal Home Loan Mortgage Corp. .................      22,102
    219     Federal National Mortgage Association.............      12,695
     69     Goldman Sachs Group, Inc. ........................       9,732
      1     Mitsubishi UFJ Financial Group, Inc. I............      14,973
    199     Muenchener Rueckversicherungs-Gesellschaft AG I...      27,003
    323     St. Paul Travelers Cos., Inc. ....................      14,653
    231     State Street Corp. ...............................      13,960

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
    246     UBS AG............................................  $   26,757
  2,436     UniCredito Italiano S.p.A. I......................      17,391
    162     Washington Mutual, Inc. ..........................       6,864
    164     Wellpoint, Inc. B.................................      12,603
                                                                ----------
                                                                   293,922
                                                                ----------
            HEALTH CARE -- 11.9%
    521     Abbott Laboratories...............................      22,498
    335     Amgen, Inc. B.....................................      24,433
    126     AstraZeneca plc ADR...............................       6,104
    278     Cardinal Health, Inc. ............................      19,998
    522     Lilly (Eli) & Co. ................................      29,579
    307     Medtronic, Inc. ..................................      17,336
     68     Quest Diagnostics, Inc. H.........................       3,351
    400     Sanofi-Aventis S.A. ADR...........................      18,386
    810     Schering-Plough Corp. ............................      15,513
                                                                ----------
                                                                   157,198
                                                                ----------
            SERVICES -- 6.8%
    340     Accenture Ltd. Class A............................      10,708
    437     Comcast Corp. Class A BH..........................      12,163
    830     News Corp. Class A................................      13,074
  2,032     Sun Microsystems, Inc. B..........................       9,145
    337     Viacom, Inc. Class B B............................      13,985
    613     Walt Disney Co. ..................................      15,505
    573     XM Satellite Radio Holdings, Inc. Class A BH......      15,012
                                                                ----------
                                                                    89,592
                                                                ----------
            TECHNOLOGY -- 26.8%
    254     American Tower Corp. Class A B....................       7,871
    525     Applied Materials, Inc. ..........................       9,997
    883     AT&T, Inc. .......................................      22,905
  1,367     Cisco Systems, Inc. B.............................      25,385
    223     Dell, Inc. BH.....................................       6,530
    123     Electronic Arts, Inc. BH..........................       6,730
  1,110     EMC Corp. B.......................................      14,870
  1,280     Flextronics International Ltd. B..................      13,390
  1,719     General Electric Co. .............................      56,297
     38     Google, Inc. B....................................      16,247
    449     Lexmark International, Inc. ADR B.................      21,798
     80     Lockheed Martin Corp. ............................       5,419
     71     Mercury Interactive Corp. B.......................       2,450
  1,384     Microsoft Corp. ..................................      38,968
    945     Nokia Oyj ADR H...................................      17,363
     25     Samsung Electronics Co., Ltd. I...................      19,098
    364     Sony Corp. I......................................      17,664
  1,330     Sprint Nextel Corp. ..............................      30,446
  1,024     Taiwan Semiconductor Manufacturing Co., Ltd.
              ADR H...........................................      11,056
    205     Yahoo!, Inc. BH...................................       7,033
                                                                ----------
                                                                   351,517
                                                                ----------
            TRANSPORTATION -- 1.7%
    301     Carnival Corp. ...................................      15,580
    427     Southwest Airlines Co. ...........................       7,020
                                                                ----------
                                                                    22,600
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 2.6%
    128     Dominion Resources, Inc. .........................  $    9,683
     98     E.On AG I.........................................      10,890
    239     Exelon Corp. .....................................      13,695
                                                                ----------
                                                                    34,268
                                                                ----------
            Total common stock
              (cost $1,199,623)...............................  $1,305,925
                                                                ----------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.8%
            REPURCHASE AGREEMENTS -- 0.3%
 $1,012     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    1,012
    148     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................         148
    871     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................         871
    218     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................         218
  1,612     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       1,612
                                                                ----------
                                                                     3,861
                                                                ----------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.5%
 85,999     BNY Institutional Cash Reserve Fund...............      85,999
                                                                ----------
            Total short-term investments
              (cost $89,860)..................................  $   89,860
                                                                ----------
            Total investments in securities
              (cost $1,289,483) O.............................  $1,395,785
            Other assets & liabilities........................     (79,849)
                                                                ----------
            Total net assets..................................  $1,315,936
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.93% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $116,755, which represents 8.87% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $1,312,544 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $100,458
      Unrealized depreciation........................   (17,217)
                                                       --------
      Net unrealized appreciation....................  $ 83,241
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell             $ 491           $  492          2/2/2006              $ 1
Euro                                             Sell               226              226          2/3/2006               --
Japanese Yen                                     Sell             1,324            1,321          2/2/2006               (3)
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

 THE HARTFORD STOCK FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD TARGET RETIREMENT 2010 FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   AFFILIATED INVESTMENT COMPANIES -- 61.8%
EQUITY FUNDS -- 30.3%
   --       Hartford Capital Appreciation Fund, Class Y.......   $  6
    1       Hartford Disciplined Equity Fund, Class Y.........     11
   --       Hartford Global Leaders Fund, Class Y.............      2
   --       Hartford Growth Fund, Class Y B...................      2
   --       Hartford Growth Opportunities Fund, Class Y.......      2
   --       Hartford International Capital Appreciation Fund,
              Class Y.........................................      2
   --       Hartford International Opportunities Fund, Class
              Y...............................................      5
   --       Hartford International Small Company Fund, Class
              Y...............................................      2
   --       Hartford MidCap Value Fund, Class Y...............      2
   --       Hartford Select Midcap Growth Fund, Class Y.......      2
   --       Hartford Small Company Fund, Class Y B............      2
   --       Hartford SmallCap Growth Fund, Class Y B..........      4
   --       Hartford Value Fund, Class Y......................      2
   --       Hartford Value Opportunities Fund, Class Y........      6
                                                                 ----
            Total equity funds
              (cost $50)......................................   $ 50
                                                                 ----
FIXED INCOME FUNDS -- 31.5%
    1       Hartford Floating Rate Fund, Class Y..............   $  7
   --       Hartford High Yield Fund, Class Y.................      3
    1       Hartford Inflation Plus Fund, Class Y.............     13
    2       Hartford Short Duration Fund, Class Y.............     16
    1       Hartford Total Return Bond Fund, Class Y..........     13
                                                                 ----
            Total fixed income funds
              (cost $50)......................................   $ 52
                                                                 ----
            Total investments in affiliated investment
              companies
              (cost $100) O...................................   $102
            Other assets & liabilities........................     63
                                                                 ----
            Total net assets..................................   $165
                                                                 ====

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $100 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..............................  $ 2
      Unrealized depreciation..............................   --
                                                             ---
      Net unrealized appreciation..........................  $ 2
                                                             ===

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TARGET RETIREMENT 2020 FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   AFFILIATED INVESTMENT COMPANIES -- 83.2%
EQUITY FUNDS -- 54.8%
    1       Hartford Capital Appreciation Fund, Class Y.......   $ 29
    3       Hartford Disciplined Equity Fund, Class Y.........     41
   --       Hartford Global Leaders Fund, Class Y.............      2
    1       Hartford Growth Fund, Class Y B...................     12
   --       Hartford Growth Opportunities Fund, Class Y.......     10
    1       Hartford International Capital Appreciation Fund,
              Class Y.........................................     10
    1       Hartford International Opportunities Fund, Class
              Y...............................................     15
   --       Hartford International Small Company Fund, Class
              Y...............................................      7
    1       Hartford MidCap Value Fund, Class Y...............     10
    1       Hartford Select Midcap Growth Fund, Class Y.......      9
   --       Hartford Small Company Fund, Class Y B............     10
    1       Hartford SmallCap Growth Fund, Class Y B..........     20
    1       Hartford Value Fund, Class Y......................     12
    1       Hartford Value Opportunities Fund, Class Y........     25
                                                                 ----
            Total equity funds
              (cost $197).....................................   $212
                                                                 ----
FIXED INCOME FUNDS -- 28.4%
    2       Hartford Floating Rate Fund, Class Y..............   $ 16
    1       Hartford High Yield Fund, Class Y.................      6
    2       Hartford Inflation Plus Fund, Class Y.............     25
    3       Hartford Short Duration Fund, Class Y.............     25
    4       Hartford Total Return Bond Fund, Class Y..........     38
                                                                 ----
            Total fixed income funds
              (cost $110).....................................   $110
                                                                 ----
            Total investments in affiliated investment
              companies
              (cost $307) O...................................   $322
            Other assets & liabilities........................     65
                                                                 ----
            Total net assets..................................   $387
                                                                 ====

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $307 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.............................  $15
      Unrealized depreciation.............................   --
                                                            ---
      Net unrealized appreciation.........................  $15
                                                            ===

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TARGET RETIREMENT 2030 FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   AFFILIATED INVESTMENT COMPANIES -- 67.2%
EQUITY FUNDS -- 53.7%
   --       Hartford Capital Appreciation Fund, Class Y.......   $ 14
    1       Hartford Disciplined Equity Fund, Class Y.........     18
   --       Hartford Global Leaders Fund, Class Y.............      6
   --       Hartford Growth Fund, Class Y B...................      6
   --       Hartford Growth Opportunities Fund, Class Y.......      4
   --       Hartford International Capital Appreciation Fund,
              Class Y.........................................      5
   --       Hartford International Opportunities Fund, Class
              Y...............................................      6
   --       Hartford International Small Company Fund, Class
              Y...............................................      3
   --       Hartford MidCap Value Fund, Class Y...............      3
   --       Hartford Select Midcap Growth Fund, Class Y.......      3
   --       Hartford Small Company Fund, Class Y B............      7
   --       Hartford SmallCap Growth Fund, Class Y B..........     13
    1       Hartford Value Fund, Class Y......................      6
    1       Hartford Value Opportunities Fund, Class Y........      9
                                                                 ----
            Total equity funds
              (cost $98)......................................   $103
                                                                 ----
FIXED INCOME FUNDS -- 13.5%
    1       Hartford Inflation Plus Fund, Class Y.............      9
   --       Hartford Short Duration Fund, Class Y.............      4
    1       Hartford Total Return Bond Fund, Class Y..........     13
                                                                 ----
            Total fixed income funds
              (cost $26)......................................   $ 26
                                                                 ----
            Total investments in affiliated investment
              companies
              (cost $124) O...................................   $129
            Other assets & liabilities........................     63
                                                                 ----
            Total net assets..................................   $192
                                                                 ====

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $124 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..............................  $ 5
      Unrealized depreciation..............................   --
                                                             ---
      Net unrealized appreciation..........................  $ 5
                                                             ===

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 91.1%
            GENERAL OBLIGATIONS -- 9.7%
 $  500     California Infrastructure & Econ Dev,
              5.00%, Bay Area Toll Bridges GO FSA 7-1-2022....  $   528
    900     California Kindergarten University,
              3.02%, GO 5-1-2034 K............................      900
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      261
    300     Puerto Rico Commonwealth,
              5.25%, Public Improvement GO 7-1-2019...........      319
                                                                -------
                                                                  2,008
                                                                -------
            HEALTH CARE/SERVICES -- 7.4%
    200     California ABAG FA for Non-Profit Corp,
              5.375%, San Diego Hospital Association
              3-1-2021........................................      208
    250     California Health Fac FA,
              5.25%, Catholic Healthcare West 7-1-2023........      260
    300     California Public Works Board,
              5.00% Dept of Health Services Richmond Lab
              11-1-2030.......................................      311
    200     California Public Works Board,
              5.375%, Dept of Mental Health Patton 4-1-2028...      211
    250     California State Comm DA,
              5.25%, Daughter of Charity Health 7-1-2030......      254
    250     California State Comm Dev Auth,
              6.00%, Health Fac Memorial Health Services Rev
              10-1-2023.......................................      276
                                                                -------
                                                                  1,520
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 16.5%
    455     California Education Fac Auth Rev,
              5.00%, 10-1-2025................................      462
    630     California Education Fac Auth Rev,
              5.00%, 4-1-2030.................................      639
    200     California Education Fac Auth,
              5.00%, 1-1-2025.................................      202
    300     California Education Fac Auth,
              5.00%, 12-1-2025................................      301
    180     California Education Fac Auth,
              5.00%, La Verne University 6-1-2031.............      181
    175     California State Comm DA,
              4.875%, 10-1-2035...............................      170
    250     California State Comm DA,
              6.75%, John F. Kennedy University Rev
              10-1-2033.......................................      262
  1,000     California State University Rev,
              5.00%, 11-1-2028................................    1,048
    110     University Virgin Islands,
              5.00%, 12-1-2021................................      112
                                                                -------
                                                                  3,377
                                                                -------
            HOUSING (HFA'S, ETC.) -- 3.1%
    650     California Economy Recovery,
              3.05%, 1-1-2012 K...............................      650
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            LAND DEVELOPMENT -- 7.6%
 $  350     Burbank, CA,
              5.50%, FA Rev South San Fernando Redev Proj B
              12-1-2023.......................................  $   365
    400     Fontana, CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj 10-1-2027......................      412
    250     Oakland, CA,
              5.25%, Redev Agency Coliseum Area Redev Tax
              Allocation 9-1-2033.............................      256
    200     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              9-1-2026........................................      205
    175     San Diego, CA,
              5.30%, Redev Agency Tax Alloc North Park Redev
              Proj 9-1-2016...................................      180
    150     San Diego, CA,
              5.60%, Redev Agency Tax Alloc North Bay Redev
              Proj 9-1-2017...................................      157
                                                                -------
                                                                  1,575
                                                                -------
            MISCELLANEOUS -- 25.0%
    100     Azusa, CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove 9-1-2021...................................      102
     50     Beaumont, CA,
              7.25%, FA Rev 9-1-2020..........................       53
    200     California Kings River Conservation Dist,
              5.00%, Partner Peaking Project 5-1-2013.........      210
    400     Contra Costa County, CA,
              5.625%, Pub FA Tax Alloc 8-1-2033...............      416
    200     Elk Grove, CA,
              5.85%, Special Tax East Franklin Comm #2-1,
              8-1-2036........................................      211
    400     Huntington Park, CA,
              5.25%, Public FA Rev Ref 9-1-2019...............      441
    135     Indio, CA,
              5.00%, Public FA Rev Local Agency 9-2-2014......      136
     57     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assess #2002-3, 9-2-2027........................       59
  1,000     Kern County, CA,
              6.00%, California Tobacco Securitization Agency
              6-1-2029........................................    1,057
    250     Lake Elsinore, CA,
              5.15%, Special Tax Comm Fac Dist #3-1,
              9-1-2025........................................      251
    200     Lake Elsinore, CA,
              5.35%, Special Tax 9-1-2036 I...................      200
    100     Lake Elsinore, CA,
              5.85%, Special Tax Improvement Comm Fac Dist
              #2-A, 9-1-2024..................................      104
    310     Long Beach, CA,
              5.00%, Harbor Rev Ref 5-15-2015.................      328
    300     Oceanside, CA,
              5.70%, Comm Dev 9-1-2025........................      316
    100     Perris, CA,
              6.25%, Public FA Local Agency 9-1-2033..........      108
    200     Roseville, CA,
              5.25%, Special Tax CFD #1, 9-1-2025.............      202

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
 $  250     Sacramento, CA,
              5.00%, North Natomas Comm Fac 9-1-2025..........  $   250
    425     Solano, CA,
              5.25%, MBIA 11-1-2021...........................      457
    250     Virgin Islands Public FA,
              6.125%, Hovenska Refinery 7-1-2022..............      270
                                                                -------
                                                                  5,171
                                                                -------
            POLLUTION CONTROL -- 1.2%
    250     California Pollution Control Fund Auth,
              3.50%, Pacific Gas & Elec 12-1-2023.............      250
                                                                -------
            PUBLIC FACILITIES -- 8.6%
    250     California Public Works Board,
              5.00%, Dept of Corrections Ref 12-1-2018........      268
    100     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2022.................................      104
    100     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................      102
    110     Moreno Valley, CA,
              5.60%, USD Comm Fac Special Tax #2002-1,
              9-1-2017........................................      115
    100     Orange County, CA,
              5.20%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 8-15-2019.................................      102
    200     Orange County, CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 8-15-2022.................................      205
    250     Tustin, CA,
              5.60%, USD Comm Fac Dist Special Tax #97 Jr Lien
              9-1-2029........................................      253
    200     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10-1-2021.......................................      207
    300     William S. Hart Union High School,
              5.25%, 9-1-2026.................................      299
    125     William S. Hart Union High School,
              5.85%, Comm Fac Dist #2002-1 9-1-2022...........      127
                                                                -------
                                                                  1,782
                                                                -------
            UTILITIES -- COMBINED -- 1.4%
    250     California State Water Dept,
              5.875%, Res Power Supply Rev 5-1-2016...........      284
                                                                -------
            UTILITIES -- GAS -- 1.5%
    300     Chula Vista, CA,
              5.30%, IDR Daily San Diego Gas 7-1-2021.........      319
                                                                -------
            UTILITIES -- WATER AND SEWER -- 7.2%
    500     Atwater, CA,
              5.50%, Public FA Sewer & Water Project
              5-1-2028........................................      509
    250     Big Bear Muni Water Dist,
              5.00%, 1991 Ref Lake Imports 11-1-2024..........      252

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            UTILITIES -- WATER AND SEWER -- (CONTINUED)
 $  100     Eastern California Muni Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-2, 9-1-2018...............................  $   102
    250     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 6-1-2035........      265
    150     Lee Lake, CA,
              5.75%, Water Dist Comm Fac Dist #3 Special Tax
              Retreat 9-1-2023................................      156
    200     Santa Margarita, CA,
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-1, 9-1-2030.................................      210
                                                                -------
                                                                  1,494
                                                                -------
            WASTE DISPOSAL -- 1.9%
    375     Stockton, CA,
              5.20%, Wastewater Sys Proj MBIA 9-1-2029........      394
                                                                -------
            Total municipal bonds
              (cost $18,324)..................................  $18,824
                                                                -------
SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
 $  971     Dreyfus Basic California Municipal Money Market
              Fund, Current Rate -- 2.54% K...................  $   971
                                                                -------
            Total short-term investments
              (cost $971).....................................  $   971
                                                                -------
            Total investments in securities
              (cost $19,295) O................................  $19,795
            Other assets & liabilities........................      858
                                                                -------
            Total net assets..................................  $20,653
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $19,295 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation............................  $527
      Unrealized depreciation............................   (27)
                                                           ----
      Net unrealized appreciation........................  $500
                                                           ====

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

  I The cost of securities purchased on a when-issued basis at January 31, 2006 was $200.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 94.0%
            AIRPORT REVENUES -- 4.5%
 $  500     Minneapolis & St Paul, MN,
              5.00%, Airport Commission 1-1-2035..............  $   516
  1,000     Minneapolis & St. Paul, MN,
              5.625%, Airport Commission FGIC AMT 1-1-2018....    1,062
                                                                -------
                                                                  1,578
                                                                -------
            GENERAL OBLIGATIONS -- 21.7%
  1,000     Anoka-Hennepin, MN,
              5.00%, ISD #11 GO Credit Enhancement Prog
              2-1-2015........................................    1,052
  1,300     Becker, MN,
              6.00%, ISD #726 GO FSA 2-1-2017.................    1,417
    500     Brainerd, MN,
              5.375%, ISD #181 GO FGIC 2-1-2016...............      546
    250     Minneapolis, MN,
              5.00%, Parking Assess GO 12-1-2020..............      266
  1,000     Minnesota,
              5.25%, GO 8-1-2016..............................    1,067
    785     Mounds View, MN,
              5.25%, ISD #621 GO 2-1-2014.....................      838
  1,000     Puerto Rico Commonwealth Public Fin Corp,
              5.75%, GO 8-1-2027..............................    1,080
  1,950     Rosemount, MN,
              5.70%, ISD #196 GO MBIA 4-1-2015 Z..............    1,329
     80     University of Minnesota,
              3.08%, GO 7-1-2008 K............................       80
                                                                -------
                                                                  7,675
                                                                -------
            HEALTH CARE/SERVICES -- 16.3%
  1,130     Duluth, MN,
              5.50%, Econ DA Health Care Fac Rev Benedictine
              Health System St Mary 2-15-2023.................    1,197
    250     Minneapolis, MN,
              6.00%, Health Care System AllinaHealth
              11-15-2018......................................      277
  1,000     Minnesota Agriculture and Econ Dev Healthcare Fac,
              5.25%, Benedictine Health 2-15-2014.............    1,065
    335     St Paul, MN,
              6.00%, Housing & Redev Auth Hospital Rev
              11-15-2025......................................      360
    750     Stillwater, MN,
              5.00%, Health System Obligation Group
              6-1-2035........................................      756
    725     Todd, Morrison, Cass, & Wadena County, MN,
              5.25%, United Hospital Lakewood Health Care Fac
              12-1-2026.......................................      758
  1,000     Waconia, MN,
              6.10%, Health Care Fac Rev Ridgeview Med Ctr
              Proj 1-1-2019...................................    1,083
    250     Willmar, MN,
              5.00%, Rice Memorial Hospital Proj FSA
              2-1-2025........................................      262
                                                                -------
                                                                  5,758
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 14.8%
 $  350     Minnesota Higher Education FA,
              5.25%, College of St Benedict 3-1-2024..........  $   364
  1,000     Minnesota Higher Education FA,
              5.375%, GO University of St Thomas 4-1-2018.....    1,038
  1,000     Minnesota Higher Education FA,
              5.40%, University of St Thomas 4-1-2023.........    1,028
    500     Minnesota Higher Education FA,
              5.00%, Augsburg College 5-1-2020................      517
    500     Minnesota Higher Education FA,
              5.00%, Augsburg College 5-1-2023................      513
    115     University of Minnesota,
              3.08%, 1-1-2034 K...............................      115
  1,000     University of Minnesota,
              5.75%, 7-1-2018.................................    1,164
    270     University Virgin Islands,
              5.125%, 12-1-2022...............................      277
    100     University Virgin Islands,
              5.25%, 12-1-2023................................      104
    125     University Virgin Islands,
              5.25%, 12-1-2024................................      129
                                                                -------
                                                                  5,249
                                                                -------
            HOUSING (HFA'S, ETC.) -- 6.2%
    135     Minneapolis, MN,
              6.00%, Redev Mtg Rev Riverplace Proj 1-1-2020...      135
    750     Minnesota Residential Housing Fin Agency,
              2.90%, Ser D 5-18-2006..........................      749
    830     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................      843
    450     St Paul, MN,
              6.25%, Housing Redev Hope Comm Academy Proj
              12-1-2019.......................................      457
                                                                -------
                                                                  2,184
                                                                -------
            MISCELLANEOUS -- 11.4%
  1,030     Children's Trust Fund,
              5.50%, Puerto Rico Tobacco Settlement Rev
              5-15-2039.......................................    1,053
  1,000     Golden Valley, MN,
              5.875%, Breck School Proj 10-1-2019.............    1,072
    250     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12-1-2022.......................................      253
    500     St Paul, MN,
              5.00%, PA Lease Rev 12-1-2019...................      524
    300     St Paul, MN,
              6.75%, Redev Auth Achieve Language Academy
              12-1-2022.......................................      307
    750     Virgin Islands Public FA,
              6.125%, Hovenska Refinery 7-1-2022..............      810
                                                                -------
                                                                  4,019
                                                                -------
            POLLUTION CONTROL -- 1.4%
    500     Cohasset, MN,
              4.95%, Pollution Control Coll Allete Inc Proj
              7-1-2022........................................      506
                                                                -------

 THE HARTFORD TAX-FREE MINNESOTA FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            PUBLIC FACILITIES -- 2.4%
 $  835     Minnesota Agricultural Society,
              5.125%, State Fair Rev 9-15-2023................  $   853
                                                                -------
            TRANSPORTATION -- 5.3%
    750     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Cargill Inc
              Proj 5-1-2013...................................      746
  1,000     Puerto Rico Commonwealth Highway & Trans Auth,
              5.50%, FSA 7-1-2013.............................    1,115
                                                                -------
                                                                  1,861
                                                                -------
            UTILITIES -- COMBINED -- 0.9%
    300     Princeton, MN,
              5.00%, Public Utility System Rev 4-1-2024.......      305
                                                                -------
            UTILITIES -- ELECTRIC -- 4.4%
    500     Chaska, MN,
              5.00%, Electric Rev 10-1-2030...................      512
    500     Minnesota Power Agency,
              5.25%, Electric Rev 10-1-2019...................      536
    500     Northern MN Muni Power Agency,
              5.30%, Electric Rev FSA 1-1-2021................      525
                                                                -------
                                                                  1,573
                                                                -------
            UTILITIES -- WATER AND SEWER -- 4.7%
    500     Minneapolis, MN,
              4.75%, Metro Council Water Treatment
              12-1-2016.......................................      533
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth,
              6.25%, 7-1-2013.................................    1,142
                                                                -------
                                                                  1,675
                                                                -------
            Total municipal bonds
              (cost $31,730)..................................  $33,236
                                                                -------
SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
  1,647     State Street Bank Tax Free Money Market, Current
              rate -- 2.49% K.................................  $ 1,647
                                                                -------
            Total short-term investments
              (cost $1,647)...................................  $ 1,647
                                                                -------
            Total investments in securities
              (cost $33,377) O................................  $34,883
            Other assets & liabilities........................      490
                                                                -------
            Total net assets..................................  $35,373
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $33,377 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,547
      Unrealized depreciation..........................     (41)
                                                         ------
      Net unrealized appreciation......................  $1,506
                                                         ======

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 MUNICIPAL BONDS -- 98.1%
            ALABAMA -- 1.9%
 $1,855     Huntsville, AL,
              5.25%, GO 5-1-2022..............................  $  2,013
                                                                --------
            ALASKA -- 1.0%
  1,000     Anchorage, AK,
              5.00%, Anchorage Convention Center 9-1-2034.....     1,035
                                                                --------
            ARIZONA -- 5.2%
    560     Arizona Sundance Comm Fac Dist,
              5.125%, 7-15-2030...............................       562
    453     Arizona Sundance Community Fac Dist,
              7.125%, Special Assess #2 7-1-2027..............       484
  1,800     Phoenix, AZ,
              6.25%, GO 7-1-2017..............................     2,177
  1,000     Pima County, AZ,
              5.60%, Noah Webster Basic School 12-15-2019.....       999
  1,100     Pima County, AZ,
              5.75%, Charter Schools Proj 7-1-2016............     1,109
    200     Vistancia, AZ,
              6.75%, Comm Fac Dist GO 7-15-2022...............       213
                                                                --------
                                                                   5,544
                                                                --------
            CALIFORNIA -- 16.0%
    990     California Education Fac Auth,
              5.00%, 12-1-2025................................       994
    820     California Education Fac Auth,
              5.00%, La Verne University 6-1-2031.............       824
    500     California,
              6.75%, GO 8-1-2011..............................       574
    325     California Comm DA,
              4.875%, 10-1-2035...............................       316
    750     California Comm DA,
              5.25%, Daughter of Charity Health 7-1-2030......       763
  1,000     California Public Works Board,
              5.25%, 6-1-2030.................................     1,050
     80     California Water Dept,
              5.50%, Water Res Development 2-1-2010...........        88
    750     California Water Dept,
              5.875%, Res Power Supply 5-1-2016...............       852
    350     California Comm DA,
              4.875%, 10-1-2031...............................       344
  1,800     California Educational Fac Auth,
              5.00%, 1-1-2025.................................     1,814
    250     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2021.................................       262
    250     Capistrano, CA,
              5.90%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2020.................................       263
     95     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-2, 9-1-2018...............................        97
    625     Indio, CA,
              5.625%, Public FA Rev Local Agency 9-2-2018.....       638

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CALIFORNIA -- (CONTINUED)
 $   38     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assess #2002-3, 9-2-2027........................  $     39
    400     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................       408
    750     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 6-1-2035........       795
    500     Moreno Valley, CA,
              6.00%, USD Comm Fac Dist Special Tax #2002-1,
              9-1-2022........................................       528
    700     Oceanside, CA,
              5.70%, Comm Dev 9-1-2025........................       736
    535     Palm Springs, CA,
              5.50%, Comm Redev Agency 9-1-2023...............       559
    495     Perris, CA,
              6.25%, Public FA Local Agency 9-1-2033..........       533
  1,000     Pomona, CA,
              5.50%, Public FA Rev Sub-Merged Redev
              2-1-2023........................................     1,035
    320     Sacramento, CA,
              5.00%, North Natomas Comm Fac 9-1-2025..........       320
    500     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              9-1-2026........................................       511
  1,000     San Francisco, CA,
              2.90%, Bay Area Toll Auth 4-1-2039 K............     1,000
  1,000     San Manuel, CA,
              4.50%, Entertainment Auth Public Improvement
              12-1-2016 M.....................................       996
    800     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10-1-2021.......................................       829
                                                                --------
                                                                  17,168
                                                                --------
            COLORADO -- 0.9%
  1,000     Woodmen Heights Co,
              6.75%, Metered Dist #1 Rev 12-1-2020............     1,016
                                                                --------
            FLORIDA -- 4.7%
  1,000     Bellalgo, FL,
              5.85%, Educ Fac Benefits Dist FL Cap Improvement
              5-1-2022........................................     1,025
  1,000     Collier County, FL,
              5.375%, School Board Cert of Participation FSA
              2-15-2020.......................................     1,095
    490     Colonial Country Club Comm Dev Dist, FL,
              6.40%, Cap Improvement 5-1-2033.................       522
  1,250     Florida Dept of Environmental Protection
              Preservation,
              5.375%, MBIA 7-1-2015...........................     1,370
    255     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center Fort Meyers Proj 5-1-2010.......       258
    750     Hollywood, FL,
              5.125%, Comm Redev Agency 3-1-2014..............       762
                                                                --------
                                                                   5,032
                                                                --------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            GEORGIA -- 4.9%
 $  750     Augusta, GA,
              5.15%, Airport Rev Passenger Fac Charge
              1-1-2035........................................  $    755
  1,105     Fulton County, GA,
              5.375%, School Dist GO 1-1-2018.................     1,251
     35     Fulton County, GA,
              6.375%, Water & Sewer FGIC 1-1-2014.............        40
  1,765     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC Part Prere
              1-1-2014........................................     2,003
    945     Georgia Municipal Electric Auth,
              6.50%, 1-1-2017.................................     1,120
     15     Georgia Municipal Electric Auth,
              6.50%, 1-1-2017.................................        18
     40     Georgia Municipal Electric Auth,
              6.50%, Ser Y 1-1-2017...........................        47
                                                                --------
                                                                   5,234
                                                                --------
            ILLINOIS -- 5.7%
    445     Bolingbrook, IL,
              6.25%, Sales Tax Rev 1-1-2024 Z.................       397
    960     Chicago, IL,
              5.25%, Board of Education GO MBIA 12-1-2019.....     1,031
  1,000     Chicago, IL,
              6.75%, Tax Increment Allocation Jr Lien Pilsen
              Redev B 6-1-2022................................     1,037
    500     Illinois Education FA,
              5.70%, Augustana College Ser A 10-1-2032........       524
    500     Plano, IL,
              6.10%, Lakewood Springs Proj Special Services
              Area 3-1-2035...................................       499
    500     Round Lake, IL,
              6.70%, Special Tax Rev 3-1-2033.................       525
  1,000     Wauconda, IL,
              6.625%, Special Service Area #1 Liberty Lakes
              Proj 3-1-2033...................................     1,048
    990     Yorkville, IL,
              6.875%, United City Special Service Area Tax
              #2003-100 Raintree Village Proj 3-1-2033........     1,054
                                                                --------
                                                                   6,115
                                                                --------
            KANSAS -- 1.7%
  1,500     Kansas City, KS,
              5.00%, Wyandotte County University Special
              Obligation 12-01-2020...........................     1,536
    260     La Cygne, KS,
              4.65%, Kansas City Power & Light 9-1-2035.......       257
                                                                --------
                                                                   1,793
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            KENTUCKY -- 1.1%
 $  150     Boone County, KY,
              4.70%, Pollution Control Dayton Power & Light
              1-1-2028........................................  $    152
  1,000     Christian County, KY,
              6.00%, Jennie Stuart Medical Hospital
              7-1-2013........................................     1,028
                                                                --------
                                                                   1,180
                                                                --------
            LOUISIANA -- 0.5%
    500     Louisiana Public FA Rev,
              5.50%, Ochsner Clinic Foundation Proj
              5-15-2027.......................................       507
                                                                --------
            MARYLAND -- 1.0%
  1,000     Maryland Economic Dev Corp,
              6.50%, Student Housing University of Maryland
              College Park Proj 6-1-2027......................     1,089
                                                                --------
            MASSACHUSETTS -- 1.9%
  1,000     Massachusetts Health & Education Fac,
              2.26%, 7-1-2029 K...............................     1,000
    940     Massachusetts,
              5.25%, GO Consolidated Loan 3-1-2021............     1,018
     60     Massachusetts,
              5.25%, GO Consolidated Loan FSA Prere 3-1-021...        65
                                                                --------
                                                                   2,083
                                                                --------
            MICHIGAN -- 4.6%
    500     Detroit, MI,
              5.50%, GO MBIA 4-1-2020.........................       546
  1,750     Detroit, MI,
              6.50%, Water Supply System FGIC7-1-2015.........     2,093
  1,000     Macomb County, MI,
              5.75%, Hospital FA Mt Clemens Gen Hospital
              11-15-2025......................................       985
    500     Michigan Hospital FA,
              5.625%, Henry Ford Health System 3-1-2017.......       541
    750     Michigan Strategic Fund Ltd,
              5.50%, Dow Chemical Proj AMT 12-1-2028..........       805
                                                                --------
                                                                   4,970
                                                                --------
            MINNESOTA -- 4.2%
    250     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 5-1-2013.......................       249
    750     Minneapolis, MN,
              6.00%, Health Care System AllinaHealth
              11-15-2018......................................       832
    830     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................       843
    500     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12-1-2022.......................................       507
    500     St Paul, MN,
              6.75%, Redev Auth Achieve Language Academy
              12-1-2022.......................................       510

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            MINNESOTA -- (CONTINUED)
 $  860     St Paul, MN,
              6.00%, Housing & Redev Auth Lease Rev
              12-1-2018.......................................  $    863
    665     St Paul, MN,
              6.00%, Housing & Redev Auth Hospital Rev
              11-15-2025......................................       714
                                                                --------
                                                                   4,518
                                                                --------
            MISSISSIPPI -- 0.3%
    250     Lowndes County, MS,
              6.80%, Solid Waste Disposal & Pollution Control
              Weyerhaeuser Co Proj 4-1-2022...................       300
                                                                --------
            MISSOURI -- 0.5%
    500     Branson, MO,
              5.50%, State Dev Fin Board Infrastructure
              12-1-2032.......................................       522
                                                                --------
            NEVADA -- 1.4%
  1,000     Clark County, NV,
              6.375%, Improvement Dist #142, 8-1-2023.........     1,023
    495     North Las Vegas, NV,
              6.40%, Local Special Improvement Dist #60
              Aliante 12-1-2022...............................       511
                                                                --------
                                                                   1,534
                                                                --------
            NEW HAMPSHIRE -- 0.7%
    750     New Hampshire Health & Education Fac Auth,
              5.60%, Elliot Hospital 10-1-2022................       795
                                                                --------
            NEW JERSEY -- 4.0%
  1,250     Middlesex County, NJ,
              5.00%, Improvement Auth Street Student Housing
              Proj 8-15-2018..................................     1,296
    750     New Jersey Education Fac Auth Rev,
              5.125%, Stevens Institute of Technology
              7-1-2022........................................       778
    275     New Jersey Education Fac Auth Rev,
              6.00%, Fairleigh Dickinson University
              7-1-2025........................................       293
    500     New Jersey Education Fac Auth Rev,
              6.50%, Georgian Court College 7-1-2033..........       556
    500     New Jersey Health Care Fac FA,
              6.50%, Pascack Valley Hospital 7-1-2023.........       500
    800     New Jersey,
              5.625%, Economic Dev Auth Rev Cigarette Tax
              6-15-2019.......................................       837
                                                                --------
                                                                   4,260
                                                                --------
            NEW MEXICO -- 0.6%
    665     Cabezon, NM,
              5.20%, Public Improvement District 9-1-2015.....       669
                                                                --------
            NEW YORK -- 6.4%
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Marist College 7-1-2022....       260
    550     Erie County, NY,
              6.75% , Civic Fac Rev Charter School Applied
              Tech Proj-A 6/1/2025............................       547

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            NEW YORK -- (CONTINUED)
 $1,000     Liberty, NY,
              5.25%, Corp Dev Goldman Sachs Headquarters
              10-1-2035.......................................  $  1,110
    800     New York Dorm Auth,
              5.25%, Methodist Hospital 7-1-2019..............       849
    500     New York State Govt Assistance Corp.,
              2.94%, 4-1-2019 K...............................       500
  1,000     New York, NY,
              5.50%, IDA Terminal One Group Assoc Proj
              1-1-2024........................................     1,059
    895     New York, NY,
              5.75%, GO 3-1-2016..............................       989
    105     New York, NY,
              5.75%, GO 3-1-2016..............................       118
    300     Saratoga, NY,
              5.00%, Ind Dev Saratoga Hospital Proj
              12-1-2013.......................................       313
    620     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12-1-2014.......................................       682
    400     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement Kendal on
              Hudson Proj 1-1-2024............................       419
                                                                --------
                                                                   6,846
                                                                --------
            NORTH CAROLINA -- 1.0%
    500     North Carolina Eastern Muni Power Agency,
              5.375%, Power Sys 1-1-2017......................       532
    500     North Carolina Muni Power Agency,
              5.50%, Catawba Electric Rev 1-1-2014............       539
                                                                --------
                                                                   1,071
                                                                --------
            OHIO -- 1.7%
    300     Cuyahoga County, OH,
              5.50%, Class A 1-1-2029.........................       315
  1,270     Hamilton, OH,
              6.15%, School Dist Improvement 12-1-2016........     1,509
                                                                --------
                                                                   1,824
                                                                --------
            OTHER U.S. TERRITORIES -- 2.6%
  1,000     Puerto Rico Commonwealth,
              5.00%, GO 7-1-2030..............................     1,043
    800     Puerto Rico Commonwealth,
              5.25%, Public Improvement GO 7-1-2019...........       850
    110     University Virgin Islands,
              5.00%, 12-1-2021................................       112
    750     Virgin Islands Public FA,
              6.125%, Hovenska Refinery 7-1-2022..............       810
                                                                --------
                                                                   2,815
                                                                --------
            PENNSYLVANIA -- 5.8%
    625     Carbon County, PA,
              6.65%, IDA Res Recovery Panther Creek Partners
              Proj AMT 5-1-2010...............................       660
  1,000     Lehigh County, PA,
              5.375%, Saint Lukes Bethlehem Hospital
              8-15-2033.......................................     1,026

 THE HARTFORD TAX-FREE NATIONAL FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            PENNSYLVANIA -- (CONTINUED)
 $  800     Montgomery County, PA,
              6.125%, IDA Whitemarsh Continuing Care Proj
              2-1-2028........................................  $    838
  1,000     Pennsylvania Higher Education Fac Auth,
              3.05%, 11-1-2025 K..............................     1,000
  1,100     Pennsylvania Higher Education Fac Auth,
              3.05%, 11-1-2029 K..............................     1,100
  1,000     Pennsylvania Higher Education Fac Auth,
              5.25%, Widener University 7-15-2024.............     1,044
    500     Susquehanna, PA,
              5.375%, Regional Airport Auth Sys 1-1-2018......       516
                                                                --------
                                                                   6,184
                                                                --------
            RHODE ISLAND -- 6.1%
  1,000     Central Falls, RI,
              6.75%, Detention FA 1-15-2013...................     1,041
    250     Rhode Island Health & Education Bldg Corp,
              6.50%, Hospital Financing 8-15-2032.............       276
  5,000     Rhode Island,
              6.00%, Tobacco Settlement Funding Corp
              6-1-2023........................................     5,234
                                                                --------
                                                                   6,551
                                                                --------
            SOUTH CAROLINA -- 1.0%
  1,000     Dorchester County, SC,
              5.25%, School Dist #2 Installment Pur Rev Growth
              Remedy Oppty Hike 12-1-2024.....................     1,053
                                                                --------
            TENNESSEE -- 2.4%
  2,000     Johnson City, TN,
              5.50%, Health and Educational Fac Board
              7-1-2036 I......................................     2,075
    500     McMinn County, TN,
              7.625%, IDA PCR Calhoun Newsprint Co Proj
              3-1-2016........................................       501
                                                                --------
                                                                   2,576
                                                                --------
            TEXAS -- 2.4%
  1,000     Clear Creek, TX,
              5.00%, ISD GO 2-15-2018.........................     1,058
  1,000     Matagorda County, TX,
              5.60%, Navigation Dist #1 Centerpoint Energy
              Proj 3-1-2027...................................     1,038
    500     Sam Rayburn Muni Power Agency,
              5.50%, 10-1-2010................................       517
                                                                --------
                                                                   2,613
                                                                --------
            UTAH -- 0.5%
    500     Utah,
              5.375%, GO 7-1-2011.............................       545
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            VIRGINIA -- 2.9%
 $  500     Norfolk, VA,
              6.00%, Redev & Housing Auth First Mort
              Retirement Comm 1-1-2025........................  $    512
  1,000     Peninsula, VA,
              6.00%, PA Fac CSX Transport Proj 12-15-2012.....     1,095
  1,455     Virginia Tobacco Settlement Funding Corp,
              5.50%, 6-1-2026.................................     1,476
                                                                --------
                                                                   3,083
                                                                --------
            WASHINGTON -- 0.7%
    670     King County, WA,
              5.00%, ISD #210 GO 6-1-2019.....................       706
                                                                --------
            WISCONSIN -- 1.8%
  1,305     Sparta, WI,
              5.90%, School Dist GO FGIC 3-1-2016.............     1,427
    500     Wisconsin Housing & Economic Dev Auth,
              4.85%, GO Home Ownership Rev 9-1-2017...........       515
                                                                --------
                                                                   1,942
                                                                --------
            Total municipal bonds
              (cost $100,835).................................  $105,186
                                                                --------
SHORT-TERM INVESTMENTS -- 3.7%
            FINANCE -- 3.7%
 $3,983     State Street Bank Tax Free Money Market, Current
              Rate -- 2.49% K.................................  $  3,983
                                                                --------
            Total short-term investments
              (cost $3,983)...................................  $  3,983
                                                                --------
            Total investments in securities
              (cost $104,818) O...............................  $109,169
            Other assets & liabilities........................    (1,899)
                                                                --------
            Total net assets..................................  $107,270
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $104,818 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $4,408
      Unrealized depreciation..........................     (57)
                                                         ------
      Net unrealized appreciation......................  $4,351
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $996, which represents 0.93% of total net assets.

--------------------------------------------------------------------------------

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  I The cost of securities purchased on a when-issued basis at January 31, 2006 was $2,065.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 92.3%
            AIRPORT REVENUES -- 2.4%
 $  200     Monroe County, NY,
              5.25%, Airport Auth Rev Ref Greater Rochester
              International 1-1-2014..........................  $   212
    150     New York, NY,
              5.50%, IDA Terminal One Group Assoc Proj
              1-1-2024........................................      159
                                                                -------
                                                                    371
                                                                -------
            GENERAL OBLIGATIONS -- 10.5%
    250     New York, NY,
              3.09%, GO 8-1-2009 K............................      250
     45     New York, NY,
              5.75%, GO 3-1-2016..............................       51
    380     New York, NY,
              5.75%, GO 3-1-2016..............................      420
    450     New York, NY,
              5.00%, GO 3-1-2030..............................      464
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      261
    200     Puerto Rico Commonwealth,
              5.25%, Public Improvement GO 7-1-2019...........      212
                                                                -------
                                                                  1,658
                                                                -------
            HEALTH CARE/SERVICES -- 9.8%
    125     Chemung County, NY,
              5.00%, IDA Civic Fac Rev Arnot Ogden Medical Ctr
              Constr 11-1-2034................................      126
      5     New York Dorm Auth,
              5.00%, Mental Health Services Fac 2-15-2018.....        5
    445     New York Dorm Auth,
              5.00%, Mental Health Services Fac 2-15-2018.....      469
    200     New York Dorm Auth,
              5.25%, Methodist Hospital 7-1-2019..............      212
    400     New York Dorm Auth,
              5.00%, Rochester General Hospital 12-1-2025.....      418
    200     Saratoga, NY,
              5.00%, IDA Saratoga Hospital Proj 12-1-2014.....      208
    100     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 1-1-2024..............      105
                                                                -------
                                                                  1,543
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 27.7%
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Marist College 7-1-2022....      260
    250     Erie County, NY,
              6.75% IDA Civic Fac Rev Charter School Applied
              Tec Proj-A 6-1-2025.............................      249
    450     New York Dorm Auth,
              5.00%, State University Dorm Fac 7-1-2032.......      487
    425     New York Dorm Auth,
              5.50%, Court Fac 5-15-2020......................      474
    190     New York Dorm Auth,
              5.00%, Fordham University FGIC 7-1-2020.........      201
    400     New York Dorm Auth,
              5.00%, Mount St Mary College 7-1-2027...........      414

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- (CONTINUED)
 $  450     New York Dorm Auth,
              5.125%, St Barnabas FHA AMBAC 2-1-2022..........  $   476
    135     New York Dorm Auth,
              5.25%, Rochester University 7-1-2022............      146
    250     New York Dorm Auth,
              5.50%, Brooklyn Law School 7-1-2019.............      271
    200     New York Dorm Auth,
              5.50%, Winthrop South Nassau University
              7-1-2023........................................      208
    250     New York Dorm Auth,
              5.25%, Upstate Comm College 7-1-2021............      269
    200     Otsego County, NY,
              6.00%, IDA Civic Fac Rev Hartwick College Proj
              7-1-2011........................................      212
    450     St. Lawrence, NY,
              5.00%, IDA Civic Fac Rev Clarkson University
              Proj 7-1-2023...................................      464
    110     University Virgin Islands,
              5.00%, 12-1-2021................................      112
    100     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12-1-2014.......................................      110
                                                                -------
                                                                  4,353
                                                                -------
            HOUSING (HFA'S, ETC.) -- 4.3%
    200     Grand Central, NY,
              5.00%, Dist Management Assoc Inc Ref Cap
              Business Improvement 1-1-2022...................      209
    425     New York Urban Dev Corp Rev,
              5.50%, Personal Income Tax FGIC 3-15-2017.......      474
                                                                -------
                                                                    683
                                                                -------
            INDUSTRIAL -- 5.3%
    100     Albany, NY,
              5.00%, IDA New Covenant Charter School
              5-1-2007........................................      100
    200     Liberty, NY,
              5.25%, Corp Dev Goldman Sachs Headquarters
              10-1-2035.......................................      222
    250     New York, NY,
              3.00%, Transitional FA NYC Recovery
              11-1-2022 K.....................................      250
    250     New York, NY,
              5.25%, IDA Civic Fac Rev YMCA of Greater NY Proj
              8-1-2021........................................      259
                                                                -------
                                                                    831
                                                                -------
            LAND DEVELOPMENT -- 4.5%
    700     Triborough Bridges and Tunnel Auth,
              2.98%, 11-1-2032 K..............................      700
                                                                -------
            MISCELLANEOUS -- 14.0%
  1,000     Children's Trust Fund,
              5.50%, Puerto Rico Tobacco Settlement Rev
              5-15-2039.......................................    1,022
    450     New York, NY,
              5.00%, Transitional FA Future Tax Secured
              8-1-2023........................................      471

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
 $  400     Tobacco Settlement FA of NY,
              5.50%, GO 6-1-2022..............................  $   436
    250     Virgin Islands Public FA,
              6.125%, Hovenska Refinery 7-1-2022..............      270
                                                                -------
                                                                  2,199
                                                                -------
            POLLUTION CONTROL -- 3.0%
    450     New York Environmental Fac Corp,
              5.00%, 7-15-2026................................      470
                                                                -------
            PUBLIC FACILITIES -- 3.3%
    500     Niagara Falls, NY,
              5.00%, School District Certificate of
              Participation 6-15-2028.........................      521
                                                                -------
            TRANSPORTATION -- 3.0%
    450     New York Metropolitan Transportation Auth,
              5.125%, 11-15-2031..............................      468
                                                                -------
            UTILITIES -- ELECTRIC -- 1.6%
    250     New York Energy Research & Dev Auth,
              5.30%, Electric Fac Rev Adj Long Island Lighting
              Co Proj 8-1-2025................................      258
                                                                -------
            UTILITIES -- WATER AND SEWER -- 2.9%
    450     Jefferson County, NY,
              5.20%, IDA Waste Disposal 12-1-2020.............      451
                                                                -------
            Total municipal bonds
              (cost $14,086)..................................  $14,506
                                                                -------
SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
 $  744     Dreyfus Basic New York Municipal Money Market
              Fund, Current Rate -- 2.54% K...................  $   744
                                                                -------
            Total short-term investments
              (cost $744).....................................  $   744
                                                                -------
            Total investments in securities
              (cost $14,830) O................................  $15,250
            Other assets & liabilities........................      467
                                                                -------
            Total net assets..................................  $15,717
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes was $14,830 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation............................  $437
      Unrealized depreciation............................   (17)
                                                           ----
      Net unrealized appreciation........................  $420
                                                           ====

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE U
-----------                                                       --------
PREFERRED STOCKS -- 0.4%
              FINANCE -- 0.4%
         63   Goldman Sachs Group, Inc. B.......................  $  1,619
         60   HSBC USA, Inc. B..................................     1,546
                                                                  --------
              Total preferred stocks
                (cost $3,075)...................................  $  3,165
                                                                  --------
 PRINCIPAL
  AMOUNT
-----------
MUNICIPAL BONDS -- 0.6%
              GENERAL OBLIGATIONS -- 0.6%
$     1,250   Oregon School Boards Association,
                4.76%, Taxable Pension, 6-30-2028...............  $  1,165
      3,000   State of Illinois,
                5.10%, Taxable Pension, 6-1-2033................     2,904
                                                                  --------
              Total municipal bonds
                (cost $4,250)...................................  $  4,069
                                                                  --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 11.7%
              ENERGY -- 0.4%
$     3,050   Oncor Electric Delivery Transition
                Bond Co.,
                4.03%, 2-15-2012................................  $  2,983
                                                                  --------
              FINANCE -- 10.6%
      1,900   ACT Depositor Corp.,
                5.50%, 9-22-2041 M..............................     1,795
     48,262   Banc of America Commercial Mortgage, Inc.,
                4.08%, 12-10-2042 W.............................     1,104
      6,553   Banc of America Commercial Mortgage, Inc.,
                4.52%, 9-11-2036 M W............................       892
        800   Bank One Issuance Trust,
                4.77%, 2-16-2016................................       770
     13,842   Bear Stearns Commercial Mortgage Securities, Inc.,
                4.07%, 7-11-2042 W..............................       521
     11,016   Bear Stearns Commercial Mortgage Securities, Inc.,
                4.12%, 11-11-2041 W.............................       349
     25,975   Bear Stearns Commercial Mortgage Securities, Inc.,
                5.50%, 2-11-2041 M W............................       607
        384   California Infrastructure & Economic Development,
                6.38%, 9-25-2008................................       387
        960   Capital One Multi-Asset Execution Trust,
                3.50%, 2-17-2009................................       957
      3,200   Capital One Prime Multi-Asset Execution Trust,
                4.40%, 8-15-2011................................     3,162
      1,430   Chase Credit Card Master Trust,
                5.50%, 11-17-2008...............................     1,434
      2,290   Citibank Credit Card Issuance Trust,
                5.00%, 6-10-2015................................     2,233
      1,375   Citigroup Commercial Mortgage Trust,
                5.25%, 4-15-2040................................     1,377

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
              FINANCE -- (CONTINUED)
$     1,300   CNH Equipment Trust,
                4.02%, 4-15-2009................................  $  1,285
        570   Connecticut RRB Special Purpose Trust CL&P,
                6.21%, 12-30-2011...............................       596
        507   Conseco Finance Securitizations Corp.,
                5.79%, 5-1-2033.................................       507
        299   Countrywide Asset-Backed Certificates,
                5.46%, 5-25-2035................................       295
        516   Credit Suisse First Boston Mortgage Securities
                Corp.,
                2.08%, 5-15-2038................................       495
     42,850   Credit Suisse First Boston Mortgage Securities
                Corp.,
                4.39%, 7-1-2037 M W.............................     1,311
        418   Credit Suisse First Boston Mortgage Securities
                Corp.,
                4.51%, 7-15-2037................................       407
      2,700   Credit Suisse First Boston Mortgage Securities
                Corp.,
                4.69%, 4-15-2037................................     2,625
        416   Credit Suisse First Boston Mortgage Securities
                Corp.,
                4.69%, 7-15-2037................................       398
      2,500   GE Capital Commercial Mortgage Corp.,
                4.12%, 3-10-2040................................     2,410
      2,700   GE Capital Commercial Mortgage Corp.,
                4.71%, 5-10-2043................................     2,654
     12,619   GMAC Commercial Mortgage Securities, Inc.,
                4.10%, 12-10-2041 W.............................       337
     31,000   Goldman Sachs Mortgage Securities
                Corp. II,
                4.38%, 8-10-2038 M W............................       396
      1,650   Goldman Sachs Mortgage Securities
                Corp. II,
                4.60%, 8-10-2038................................     1,624
      3,150   Goldman Sachs Mortgage Securities
                Corp. II,
                4.841%, 7-10-2039...............................     3,012
        180   Green Tree Financial
                Corp., 6.27%, 6-1-2030..........................       180
        359   Green Tree Financial Corp.,
                7.24%, 6-15-2028................................       375
      3,250   Greenwich Capital Commercial Mortgage Trust,
                5.12%, 4-10-2037 K..............................     3,246
         21   Herd Trust,
                7.00%, 9-27-2034 M..............................        21
        323   Honda Auto Receivables Owner Trust,
                2.14%, 4-23-2007................................       322
     24,748   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                3.68%, 1-15-2038 M W............................       878
     56,651   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.07%, 1-15-2042 W..............................     1,036

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
              FINANCE -- (CONTINUED)
$   105,417   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.82%, 8-12-2037 W..............................  $    519
      1,900   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.87%, 3-15-2046................................     1,865
      2,023   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.91%, 7-15-2042................................     1,941
      1,127   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.94%, 7-15-2042................................     1,081
      1,328   LB-UBS Commercial Mortgage Trust,
                2.72%, 3-15-2007................................     1,285
      1,672   LB-UBS Commercial Mortgage Trust,
                3.34%, 9-15-2027................................     1,621
      3,000   LB-UBS Commercial Mortgage Trust,
                4.80%, 12-15-2029...............................     2,909
      1,293   Lehman Brothers Small Balance Commercial,
                5.22%, 9-25-2030................................     1,292
        329   Long Beach Asset Holdings Corp.,
                4.12%, 2-25-2035 M..............................       328
      2,400   MBNA Credit Card Master Note Trust,
                4.50%, 1-15-2013................................     2,384
        417   Merrill Lynch Mortgage Trust,
                4.56%, 5-1-2043.................................       407
     44,028   Merrill Lynch Mortgage Trust,
                4.57%, 5-1-2043 W...............................     1,328
        417   Merrill Lynch Mortgage Trust,
                4.75%, 5-1-2043.................................       401
        681   Morgan Stanley Auto Loan Trust,
                5.00%, 3-15-2012 M..............................       674
      2,795   Morgan Stanley Capital I,
                5.23%, 9-15-2042................................     2,783
      1,175   Morgan Stanley Capital I,
                7.62%, 4-30-2039 M..............................     1,200
     12,535   Morgan Stanley Dean Witter Capital I, 0.457%,
                8-25-2032 VW....................................        --
      8,900   Morgan Stanley Dean Witter Capital I,
                8.05%, 8-25-2032 VW.............................       156
        436   Park Place Securities, Inc.,
                4.91%, 9-25-2034 K..............................       436
      1,400   Peco Energy Transition Trust,
                6.13%, 3-1-2009.................................     1,431
        650   Popular ABS Mortgage Pass-Through Trust,
                4.75%, 12-25-2034...............................       622
        540   Popular ABS Mortgage Pass-Through Trust,
                5.42%, 4-25-2035................................       531
      1,125   Providian Gateway Master Trust,
                3.35%, 9-15-2011 M..............................     1,096
      1,450   Providian Gateway Master Trust,
                3.80%, 11-15-2011 M.............................     1,420
      1,750   PSE&G Transition Funding LLC,
                6.45%, 3-15-2013................................     1,853

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
              FINANCE -- (CONTINUED)
$       800   Renaissance Home Equity Loan Trust,
                5.36%, 5-25-2035................................  $    783
        550   Residential Asset Mortgage Products, Inc.,
                4.98%, 8-25-2034................................       543
        186   Soundview Home Equity Loan Trust, Inc.,
                8.64%, 5-25-2030................................       188
        145   USAA Auto Owner Trust,
                2.79%, 6-15-2007................................       145
     10,261   Wachovia Bank Commercial Mortgage Trust,
                3.65%, 2-15-2041 M W............................       350
     43,791   Wachovia Bank Commercial Mortgage Trust,
                4.48%, 5-15-2044 M W............................     1,313
        417   Wachovia Bank Commercial Mortgage Trust,
                4.52%, 5-15-2044................................       406
        415   Wachovia Bank Commercial Mortgage Trust,
                4.70%, 5-15-2044................................       397
      1,375   Wachovia Bank Commercial Mortgage Trust,
                4.72%, 1-15-2041................................     1,346
                                                                  --------
                                                                    75,032
                                                                  --------
              TRANSPORTATION -- 0.1%
        851   Continental Airlines, Inc.,
                8.05%, 5-1-2022.................................       878
                                                                  --------
              UTILITIES -- 0.6%
        805   Pacific Gas & Electric Energy Recovery Funding
                LLC,
                3.87%, 6-25-2011................................       790
      3,230   Pacific Gas & Electric Energy Recovery Funding
                LLC,
                5.03%, 3-25-2014................................     3,240
                                                                  --------
                                                                     4,030
                                                                  --------
              Total asset & commercial mortgage backed
                securities
                (cost $84,713)..................................  $ 82,923
                                                                  --------
CORPORATE BONDS: INVESTMENT GRADE -- 31.5%
              BASIC MATERIALS -- 2.4%
$     2,090   Falconbridge Ltd.,
                7.25%, 7-15-2012................................  $  2,259
        436   Fortune Brands, Inc.,
                5.125%, 1-15-2011...............................       434
      1,500   ICI Wilmington, Inc.,
                4.375%, 12-1-2008...............................     1,458
      2,055   International Steel Group, Inc.,
                6.50%, 4-15-2014................................     2,096
        984   Lubrizol Corp.,
                5.50%, 10-1-2014................................       979
      1,900   Potlatch Corp.,
                12.50%, 12-1-2009...............................     2,253
      1,370   Teck Cominco Ltd.,
                5.375%, 10-1-2015 H.............................     1,343
      1,295   Vale Overseas Ltd.,
                8.25%, 1-17-2034................................     1,483

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              BASIC MATERIALS -- (CONTINUED)
$     1,675   Vedanta Resources plc,
                6.625%, 2-22-2010 M.............................  $  1,641
      1,135   Westlake Chemicals,
                6.625%, 1-15-2016 H.............................     1,136
        875   Westvaco Corp.,
                7.95%, 2-15-2031................................       985
                                                                  --------
                                                                    16,067
                                                                  --------
              CAPITAL GOODS -- 0.4%
      1,460   Bombardier, Inc.,
                6.30%, 5-1-2014 MH..............................     1,310
      1,500   Rockwell Automation, Inc.,
                6.70%, 1-15-2028................................     1,711
                                                                  --------
                                                                     3,021
                                                                  --------
              CONSUMER CYCLICAL -- 1.2%
      1,505   Arvinmeritor, Inc.,
                8.75%, 3-1-2012.................................     1,490
      1,825   DaimlerChrysler N.A. Holding Corp.,
                4.875%, 6-15-2010...............................     1,778
      1,450   Delhaize America, Inc.,
                9.00%, 4-15-2031................................     1,702
        710   Foster's Finance Corp.,
                4.875%, 10-1-2014 M.............................       677
      1,425   K. Hovnanian Enterprises,
                6.375%, 12-15-2014..............................     1,360
      1,175   Masco Corp,
                5.88%, 7-15-2012................................     1,183
                                                                  --------
                                                                     8,190
                                                                  --------
              CONSUMER STAPLES -- 0.1%
        820   Weyerhaeuser Co.,
                7.375%, 3-15-2032...............................       905
                                                                  --------
              ENERGY -- 1.9%
      1,525   Chesapeake Energy Corp.,
                6.50%, 8-15-2017 M..............................     1,510
        830   EnCana Corp.,
                6.30%, 11-1-2011................................       879
      1,190   Enterprise Products Operating L.P.,
                4.625%, 10-15-2009..............................     1,158
        860   Panhandle Eastern Pipeline,
                2.75%, 3-15-2007................................       837
      1,495   Pioneer Natural Resources Co.,
                5.875%, 7-15-2016...............................     1,453
        611   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                3.44%, 9-15-2009 M..............................       589
      2,875   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                5.30%, 9-30-2020 M..............................     2,804
      1,130   Schlumberger Ltd.,
                2.125%, 6-1-2023 H..............................     1,867
        585   Sempra Energy,
                6.00%, 2-1-2013.................................       603
        620   Valero Energy Corp.,
                7.50%, 4-15-2032................................       746

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
              ENERGY -- (CONTINUED)
$       380   Valero Energy Corp.,
                8.75%, 6-15-2030................................  $    501
        535   XTO Energy, Inc.,
                5.00%, 1-31-2015................................       521
                                                                  --------
                                                                    13,468
                                                                  --------
              FINANCE -- 10.1%
      1,230   Aegon N.V.,
                5.75%, 12-15-2020...............................     1,235
      1,125   Aetna, Inc.,
                7.875%, 3-1-2011................................     1,257
      1,420   American General Finance Corp.,
                3.875%, 10-1-2009...............................     1,356
        120   American Real Estate Partners L.P.,
                7.125%, 2-15-2013...............................       122
      3,110   Amvescap plc,
                4.50%, 12-15-2009...............................     3,038
      1,600   Avalon Bay Communities, Inc.,
                8.25%, 7-15-2008................................     1,713
      1,735   BAE Systems Holdings, Inc.,
                5.20%, 8-15-2015 M..............................     1,684
        600   Banco Nacional De Mtn Be,
                3.875%, 1-21-2009 M.............................       578
        651   Bear Stearns & Co., Inc.,
                5.30%, 10-30-2015...............................       645
      1,000   Camden Property Trust,
                4.375%, 1-15-2010 H.............................       967
      1,100   CIT Group, Inc.,
                4.00%, 5-8-2008.................................     1,074
        985   CIT Group, Inc.,
                4.125%, 11-3-2009...............................       950
      1,200   Credit Suisse First Boston USA, Inc.,
                6.50%, 1-15-2012................................     1,274
      2,142   Deutsche Bank NY,
                5.63%, 1-19-2016 M..............................     2,126
        700   Duke Realty Corp.,
                5.25%, 1-15-2010................................       698
        600   ERAC USA Finance Co.,
                5.60%, 5-1-2015 M...............................       597
      1,400   ERP Operating L.P.,
                6.58%, 4-13-2015................................     1,506
      9,375   General Electric Capital Corp.,
                9.50%, 8-4-2010.................................       928
      2,740   General Motors Acceptance Corp.,
                6.875%, 9-15-2011...............................     2,616
        960   General Motors Acceptance Corp.,
                8.60%, 12-1-2012 Z..............................       546
      2,895   Goldman Sachs Group, Inc.,
                5.25%, 4-1-2013.................................     2,868
      1,400   Goldman Sachs Group, Inc.,
                5.35%, 1-15-2016................................     1,387
      2,100   HSBC Financial Capital Trust,
                5.911%, 11-30-2035..............................     2,105
        750   Humana, Inc.,
                7.25%, 8-1-2006.................................       756
      1,245   ILFC E-Capital Trust I,
                5.90%, 12-21-2065 MZ............................     1,247
      1,270   International Lease Finance Corp.,
                5.00%, 4-15-2010................................     1,260

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              FINANCE -- (CONTINUED)
$     1,450   JP Morgan Chase & Co.,
                7.875%, 6-15-2010...............................  $  1,602
      1,625   JP Morgan Chase & Co.,
                5.125%, 9-15-2014...............................     1,593
      1,650   JP Morgan Chase & Co.,
                5.25%, 5-1-2015.................................     1,625
    210,000   KFW International Finance, Inc.,
                8.25%, 9-20-2007................................     3,347
      2,100   Manufacturers and Traders Trust Co.,
                4.48%, 6-20-2006 K..............................     2,101
      1,640   Marsh & McLennan Co., Inc.,
                5.75%, 9-15-2015................................     1,640
      1,460   MBNA Master Credit Card Trust,
                4.10%, 10-15-2012...............................     1,415
      1,125   Merrill Lynch & Co., Inc.,
                4.125%, 9-10-2009...............................     1,086
      1,490   Mizuho Financial Group, Inc.,
                5.79%, 4-15-2014 M..............................     1,526
      3,570   Morgan Stanley,
                4.75%, 4-1-2014.................................     3,397
      1,225   Navistar Financial Corp. Owner Trust,
                3.53%, 10-15-2012...............................     1,182
        990   Pemex Project Funding Master Trust,
                5.75%, 12-15-2015 M.............................       979
      1,560   PHH Corp.,
                7.125%, 3-1-2013................................     1,630
        725   PNC Funding Corp.,
                7.50%, 11-1-2009................................       784
      1,450   Rabobank Capital Funding Trust III,
                5.25%, 12-29-2049 M.............................     1,407
        620   Resona Bank Ltd.,
                5.85%, 12-31-2049 M.............................       616
      1,820   Simon Property Group, Inc.,
                7.875%, 3-15-2016 M.............................     2,108
        250   Southern Investments UK plc,
                6.80%, 12-1-2006................................       253
      1,150   St. Paul Travelers Cos., Inc.,
                8.125%, 4-15-2010...............................     1,270
      1,270   Sumitomo Mitsui Banking,
                5.63%, 10-15-2015 M.............................     1,260
      1,145   Textron Financial Corp.,
                5.875%, 6-1-2007................................     1,157
        496   Travelers Property Casualty Corp.,
                5.00%, 3-15-2013 H..............................       484
      1,005   UnitedHealth Group, Inc.,
                4.125%, 8-15-2009 H.............................       976
      1,250   Wachovia Capital Trust I,
                5.80%, 8-26-49..................................     1,253
      1,850   Wellpoint, Inc.,
                5.00%, 1-15-2011................................     1,836
        800   WellPoint, Inc.,
                6.80%, 8-1-2012.................................       865
                                                                  --------
                                                                    71,925
                                                                  --------

 PRINCIPAL                                                         MARKET
  AMOUNTY                                                         VALUE U
-----------                                                       --------
              FOREIGN GOVERNMENTS -- 6.4%
ISK 107,500   Austria International (Republic of),
                9.00%, 9-15-2006................................  $  1,715
 EUR 12,195   Bundesobligation,
                4.50%, 8-18-2006................................    14,960
      1,670   Fondo Latino Americano De Reservas,
                3.00%, 8-1-2006 M...............................     1,654
ISK 147,041   Housing Finance Fund,
                3.75%, 2-15-2024................................     2,205
 GBP 12,358   UK Treasury,
                4.75%, 9-7-2015.................................    23,016
        350   United Mexican States,
                4.625%, 10-8-2008...............................       348
        555   United Mexican States,
                5.875%, 1-15-2014...............................       570
        850   United Mexican States,
                8.125%, 12-30-2019..............................     1,037
                                                                  --------
                                                                    45,505
                                                                  --------
              HEALTH CARE -- 0.9%
$     1,670   Cardinal Health, Inc.,
                5.85%, 12-15-2017...............................  $  1,691
      2,450   Genentech, Inc.,
                4.75%, 7-15-2015................................     2,363
      1,100   HCA, Inc.,
                6.375%, 1-15-2015 H.............................     1,098
        905   HCA, Inc.,
                6.95%, 5-1-2012.................................       931
        422   Manor Care, Inc.,
                6.25%, 5-1-2013.................................       435
                                                                  --------
                                                                     6,518
                                                                  --------
              SERVICES -- 2.6%
      1,370   American Greetings Corp.,
                6.10%, 8-1-2028.................................     1,394
        915   Army Hawaii Family Housing,
                5.52%, 6-15-2050 M..............................       920
        570   C&M Finance Ltd.,
                8.10%, 2-1-2016 M...............................       575
        670   FedEx Corp.,
                3.50%, 4-1-2009.................................       639
        317   Hilton Hotels Corp.,
                7.625%, 12-1-2012...............................       343
      1,405   Hilton Hotels Corp.,
                8.25%, 2-15-2011................................     1,539
        820   Liberty Media Corp.,
                8.25%, 2-1-2030 H...............................       813
      1,000   Marriott International,
                5.81%, 11-10-2015 M.............................     1,003
        813   Mashantucket Western Pequot Revenue Bond,
                5.91%, 9-1-2021 M...............................       803
      2,344   News America Holdings, Inc.,
                7.70%, 10-30-2025...............................     2,648
      4,810   News America, Inc.,
                6.40%, 12-15-2035 M.............................     4,789
        685   TCI Communications, Inc.,
                8.75%, 8-1-2015.................................       820

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              SERVICES -- (CONTINUED)
$     1,650   Tele-Communications, Inc.,
                7.875%, 8-1-2013................................  $  1,845
        585   Viacom, Inc.,
                7.88%, 7-30-2030................................       664
                                                                  --------
                                                                    18,795
                                                                  --------
              TECHNOLOGY -- 3.2%
      1,600   AT&T, Inc.,
                6.15%, 9-15-2034 H..............................     1,575
      1,352   AT&T Corp.,
                9.75%, 11-15-2031...............................     1,672
        530   BellSouth Corp.,
                6.00%, 11-15-2034 H.............................       518
      2,500   Cingular Wireless Services, Inc.,
                8.75%, 3-1-2031.................................     3,276
      3,875   Cox Communications, Inc.,
                5.50%, 10-1-2015................................     3,740
        980   Deutsche Telekom International Finance B.V.,
                8.50%, 6-15-2010................................     1,086
      2,500   MCI, Inc.,
                7.69%, 5-1-2009.................................     2,578
      3,300   Nextel Communications,
                5.95%, 3-15-2014................................     3,324
        805   Raytheon Co.,
                4.50%, 11-15-2007...............................       797
        680   Raytheon Co.,
                6.55%, 3-15-2010................................       714
        655   Raytheon Co.,
                8.30%, 3-1-2010.................................       730
        420   Shaw Communications, Inc.,
                8.25%, 4-11-2010................................       449
      5,900   Telefonos De Mexico, S.A.,
                8.75%, 1-31-2016 K..............................       565
      1,000   Telus Corp.,
                8.00%, 6-1-2011.................................     1,117
        685   Thomas & Betts Corp.,
                7.25%, 6-1-2013.................................       721
                                                                  --------
                                                                    22,862
                                                                  --------
              TRANSPORTATION -- 0.2%
        685   American Airlines, Inc.,
                6.98%, 4-1-2011.................................       698
        926   Continental Airlines, Inc.,
                6.70%, 6-15-2021................................       895
                                                                  --------
                                                                     1,593
                                                                  --------
              UTILITIES -- 2.1%
        500   Buckeye Partners, L.P.,
                5.30%, 10-15-2014...............................       492
      1,164   Carolina Power & Light,
                5.25%, 12-15-2015...............................     1,151
        250   Centerior Energy Corp.,
                7.13%, 7-1-2007.................................       257
      1,275   CenterPoint Energy, Inc.,
                6.85%, 6-1-2015 H...............................     1,370

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
              UTILITIES -- (CONTINUED)
$     1,050   Centerpoint Energy Resources Corp.,
                7.875%, 4-1-2013................................  $  1,193
        400   Consumers Energy Co.,
                5.15%, 2-15-2017 H..............................       382
        920   Consumers Energy Co.,
                5.375%, 4-15-2013...............................       909
        565   Detroit Edison Co.,
                6.125%, 10-1-2010...............................       586
      1,501   Dominion Resources, Inc.,
                4.82%, 9-28-2007 K..............................     1,502
      1,175   Duke Energy Corp.,
                3.75%, 3-5-2008.................................     1,143
        970   Empresa Nacional de Electricidad S.A.,
                8.625%, 8-1-2015 H..............................     1,128
      2,730   Kinder Morgan Energy Partners L.P.,
                5.80%, 3-15-2035................................     2,587
        850   NorthWestern Corp.,
                7.30%, 12-1-2006 M..............................       859
        850   Texas-New Mexico Power Co.,
                6.125%, 6-1-2008................................       861
        250   Westar Energy, Inc.,
                5.15%, 1-1-2017.................................       241
                                                                  --------
                                                                    14,661
                                                                  --------
              Total corporate bonds:
                investment grade
                (cost $224,069).................................  $223,510
                                                                  --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 2.7%
              BASIC MATERIALS -- 0.1%
$       710   Plastipak Holdings, Inc.,
                8.50%, 12-15-2015 M.............................  $    728
                                                                  --------
              CAPITAL GOODS -- 0.3%
      1,975   L-3 Communications Corp.,
                3.00%, 8-1-2035 M...............................     2,029
                                                                  --------
              CONSUMER CYCLICAL -- 0.9%
      1,420   Amerigas Partners L.P.,
                7.125%, 5-20-2016...............................     1,409
        775   Desarrolladora Homes S.A.,
                7.50%, 9-28-2015 M..............................       760
      4,300   Ford Motor Co.,
                7.45%, 7-16-2031 H..............................     3,171
        355   TRW Automotive, Inc.,
                9.375%, 2-15-2013...............................       386
        390   United Auto Group, Inc.,
                9.625%, 3-15-2012...............................       414
                                                                  --------
                                                                     6,140
                                                                  --------
              CONSUMER STAPLES -- 0.2%
        870   Ineos Group Holdings plc,
                7.875%, 2-15-16 M...............................       870
        790   Tembec Industries, Inc.,
                7.75%, 3-15-2012 H..............................       346
                                                                  --------
                                                                     1,216
                                                                  --------

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              ENERGY -- 0.3%
$     1,290   El Paso Natural Gas Co.,
                7.50%, 11-15-2026...............................  $  1,366
        615   Sibneft,
                11.50%, 2-13-2007...............................       651
                                                                  --------
                                                                     2,017
                                                                  --------
              FINANCE -- 0.0%
         67   Dow Jones,
                8.75%, 12-29-2010 M.............................        68
                                                                  --------
              FOREIGN GOVERNMENTS -- 0.0%
        190   Republic of Peru,
                7.35%, 7-21-2025................................       197
                                                                  --------
              TECHNOLOGY -- 0.8%
      1,670   Citizens Communications Co.,
                9.00%, 8-15-2031................................     1,720
      1,300   Intelsat Bermuda Ltd.,
                9.61%, 1-15-2012 MK.............................     1,323
        535   Intelsat Ltd.,
                6.50%, 11-1-2013................................       397
        890   Nextel Partners, Inc.,
                8.125%, 7-1-2011................................       955
      1,380   Qwest Corp.,
                7.50%, 6-15-2023................................     1,354
                                                                  --------
                                                                     5,749
                                                                  --------
              UTILITIES -- 0.1%
        890   Sierra Pacific Resources,
                6.75%, 8-15-2017 M..............................       892
                                                                  --------
              Total corporate bonds:
                non-investment grade
                (cost $19,424)..................................  $ 19,036
                                                                  --------
U.S. GOVERNMENT SECURITIES -- 17.2%
              OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
$     8,800   Tennessee Valley Authority,
                4.75% 2025 Z....................................  $  2,084
        250   Federal Home Loan Bank,
                7.51% 2007 K....................................       254
                                                                  --------
                                                                     2,338
                                                                  --------
              U.S. TREASURY SECURITIES -- 16.9%
      7,080   2.00% 2016 JH.....................................     7,055
        927   4.00% 2015 H......................................       890
     25,280   4.25% 2011 -- 2015 H..............................    24,885
     38,188   4.375% 2008 -- 2010 H.............................    38,033
     27,628   4.50% 2010 -- 2015 H..............................    27,617
      2,700   5.25% 2028 H......................................     2,894
        730   5.375% 2031 H.....................................       804
     11,731   5.50% 2028 H......................................    12,963
      3,790   6.875% 2025 H.....................................     4,809
                                                                  --------
                                                                   119,950
                                                                  --------
              Total U.S. government securities
                (cost $122,973).................................  $122,288
                                                                  --------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE U
-----------                                                       --------
U.S. GOVERNMENT AGENCIES -- 32.5%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.5%
$     3,800   4.10% 2014........................................  $  3,697
     13,566   4.50% 2018........................................    13,198
      3,312   5.039% 2035.......................................     3,306
     58,319   5.50% 2021 -- 2036 I..............................    57,937
     17,769   6.00% 2032 -- 2035................................    17,962
                                                                  --------
                                                                    96,100
                                                                  --------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.7%
      9,492   4.50% 2035........................................     8,905
        848   4.701% 2034.......................................       839
      2,034   4.719% 2035 K.....................................     1,997
      1,063   4.734% 2035.......................................     1,050
        721   4.757% 2035.......................................       709
      1,794   4.809% 2035.......................................     1,780
      1,328   4.881% 2035.......................................     1,319
        937   4.92% 2035........................................       921
      2,180   4.931% 2035.......................................     2,147
      6,175   5.00% 2009........................................     6,164
     33,928   5.00% 2018 -- 2036 +..............................    33,413
      1,380   5.091% 2035.......................................     1,371
     44,804   5.50% 2017 -- 2036 +..............................    44,765
     10,957   6.00% 2013 -- 2036 +..............................    11,093
      1,576   6.50% 2031 -- 2034................................     1,616
        594   7.50% 2029 -- 2031................................       622
                                                                  --------
                                                                   118,711
                                                                  --------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.3%
      6,369   5.50% 2033 -- 2035................................     6,405
      4,594   6.00% 2032 -- 2034................................     4,710
      4,791   6.50% 2028 -- 2032................................     5,015
                                                                  --------
                                                                    16,130
                                                                  --------
              Total U.S. government agencies
                (cost $233,363).................................  $230,941
                                                                  --------
              Total long-term investments
                (cost $691,867).................................  $454,991
                                                                  --------
SHORT-TERM INVESTMENTS -- 36.6%
              REPURCHASE AGREEMENTS -- 19.6%
$    46,496   BNP Paribas Repurchase Agreement,
                4.36%, 2-1-2006 @...............................  $ 46,496
     46,495   RBS Greenwich Repurchase Agreement,
                4.35%, 2-1-2006 @...............................    46,495
     46,257   UBS Warburg Securities, Inc. Repurchase Agreement,
                4.36%, 2-1-2006 @...............................    46,257
                                                                  --------
                                                                   139,248
                                                                  --------

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE U
-----------                                                       --------
              SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
              LENDING -- 17.0%
$   120,722   Navigator Prime Portfolio.........................  $120,722
                                                                  --------
              Total short-term investments
                (cost $259,970).................................  $259,970
                                                                  --------
              Total investments in securities
                (cost $951,837) O...............................  $945,902
              Other assets & liabilities........................  (236,193)
                                                                  --------
              Total net assets..................................  $709,709
                                                                  ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.03% of total net assets at January 31, 2006.

 Y   All principal amounts are in U.S. dollars unless otherwise indicated.

     EUR -- EURO
     GBP -- British Pound
     ISK -- Iceland Krona

  O At January 31, 2006, the cost of securities for federal income tax purposes was $953,079 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 1,811
      Unrealized depreciation.........................   (8,988)
                                                        -------
      Net unrealized depreciation.....................  $(7,177)
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED       PAR           SECURITY       COST BASIS
      ---------------       ---           --------       ----------
      4/2005 - 10/2005    $ 8,900     Morgan Stanley
                                      Dean Witter
                                      Capital I, 8.05%,
                                      8-25-2032 Reg D       $149
      4/2005               12,535     Morgan Stanley
                                      Dean Witter
                                      Capital I, 0%,
                                      8-25-2032 144a          --

     The aggregate value of these securities at January 31, 2006 was $156, which represents 0.02% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $52,213, which represents 7.36% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2006.

  + The cost of securities purchased on a when-issued basis at January 31, 2006 was $120,544.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                     Buy             6,992            6,964          4/6/2006                28
British Pound                                    Sell             22,936          22,165          4/6/2006              (771)
British Pound                                    Sell             7,713            7,735          4/6/2006                22
Iceland Krona                                     Buy             3,449            3,495          2/1/2006               (46)
                                                                                                                       -----
                                                                                                                       $(767)
                                                                                                                       =====

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                       -------------         -----------      ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bonds     7.125% - 8.75%      2017 - 2023
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Notes              4.25%             2013
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bonds    8.875% - 9.125%      2018 - 2019

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.8%
            FINANCE -- 4.8%
 $ 2,000    LB UBS Commercial Mortgage Trust,
              4.74%, 2-15-2041................................  $  1,928
   3,000    Merrill Lynch Mortgage Trust,
              4.75%, 5-1-2043.................................     2,885
   3,000    CS First Boston Mortgage Securities Corp.,
              4.83%, 11-15-2037...............................     2,907
   3,000    GMAC Commercial Mortgage Securities, Inc.,
              4.86%, 12-10-2041...............................     2,914
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $11,102)..................................  $ 10,634
                                                                --------
U.S. GOVERNMENT SECURITIES -- 23.4%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 7.1%
              FEDERAL HOME LOAN BANK
 $ 7,860    4.50% 2010........................................  $  7,742
   7,750    5.75% 2012 H......................................     8,135
                                                                --------
                                                                  15,877
                                                                --------
            U.S. TREASURY SECURITIES -- 16.3%
              U.S. TREASURY BONDS
   7,500    4.375% 2012.......................................     7,435
   3,000    5.25% 2028........................................     3,216
                                                                --------
                                                                  10,651
                                                                --------
            U.S. TREASURY NOTES
  15,150    4.00% 2015 H......................................    14,544
   8,190    4.25% 2015........................................     8,004
   3,000    5.00% 2011........................................     3,073
                                                                --------
                                                                  25,621
                                                                --------
            Total U.S. government securities
              (cost $52,584)..................................  $ 52,149
                                                                --------
U.S. GOVERNMENT AGENCIES -- 66.9%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 26.3%
              MORTGAGE BACKED SECURITIES:
 $ 3,429    5.50% 2032........................................  $  3,404
   9,447    6.00% 2032........................................     9,577
      80    7.00% 2029 -- 2031................................        83
     115    9.00% 2022........................................       125
      89    11.50% 2015 -- 2019...............................        96
     102    11.75% 2010 -- 2011...............................       110
      17    12.50% 2019.......................................        18
                                                                --------
                                                                  13,413
                                                                --------
              NOTES:
  15,000    5.25% 2012........................................    14,770
                                                                --------
              REMIC -- PAC'S:
   9,292    6.00% 2017........................................     9,530
                                                                --------
              REMIC -- Z BONDS:
  20,417    6.50% 2032 [ ]....................................    21,051
                                                                --------
                                                                  58,764
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 37.8%
              MORTGAGE BACKED SECURITIES:
  10,533    5.50% 2015 -- 2032................................    10,454
   2,194    5.85% 2009........................................     2,223
   2,731    5.89% 2008........................................     2,766

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
 $24,381    6.00% 2016 -- 2035................................  $ 24,645
   1,319    6.01% 2009........................................     1,341
   1,050    6.36% 2008........................................     1,067
   1,057    6.50% 2013 -- 2015................................     1,086
   5,490    6.52% 2008........................................     5,580
     130    7.50% 2030........................................       137
      29    8.00% 2025........................................        30
      51    8.50% 2022........................................        55
      42    9.00% 2020........................................        45
      36    9.75% 2020........................................        39
     171    10.00% 2020.......................................       189
      41    10.50% 2012 -- 2018...............................        45
      12    10.75% 2013.......................................        12
     201    11.00% 2015 -- 2020...............................       221
      43    11.25% 2013.......................................        46
      10    11.50% 2015.......................................        11
      22    12.00% 2014.......................................        24
      72    12.50% 2015.......................................        79
                                                                --------
                                                                  50,095
                                                                --------
              NOTES:
   9,000    4.20% 2008........................................     8,868
  10,500    6.25% 2029........................................    12,227
                                                                --------
                                                                  21,095
                                                                --------
              REMIC-PAC'S:
  11,331    6.00% 2016........................................    11,577
   1,614    6.50% 2012........................................     1,647
                                                                --------
                                                                  13,224
                                                                --------
                                                                  84,414
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.8%
              MORTGAGE BACKED SECURITIES:
     551    6.00% 2034........................................       563
   4,660    6.50% 2031 -- 2032................................     4,878
      65    7.00% 2030........................................        68
     126    8.00% 2022........................................       135
     454    9.50% 2016 -- 2019................................       499
      36    11.00% 2015 -- 2018...............................        41
                                                                --------
                                                                   6,184
                                                                --------
            Total U.S. government agencies
              (cost $149,679).................................  $149,362
                                                                --------
            Total long-term investments
              (cost $213,365).................................  $212,145
                                                                --------
 SHARES
---------
 SHORT-TERM INVESTMENTS -- 5.0%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 5.0%
  11,265    BNY Institutional Cash Reserve Fund...............  $ 11,265
                                                                --------
            Total short-term investments
              (cost $11,265)..................................  $ 11,265
                                                                --------
            Total investments in securities
              (cost $224,630) O...............................  $223,410
            Other assets & liabilities........................      (168)
                                                                --------
            Total net assets..................................  $223,242
                                                                ========

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $224,630 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation.........................  $ 1,404
     Unrealized depreciation.........................   (2,624)
                                                       -------
       Net unrealized depreciation...................  $(1,220)
                                                       =======

 H   Security is partially on loan at January 31, 2006.

  [ ]Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate. The interest rate disclosed represents the coupon rate at which the additional principal is being accrued.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
  COMMON STOCK -- 99.6%
            BASIC MATERIALS -- 8.9%
    92      Alcoa, Inc. ......................................  $  2,904
    42      Cameco Corp. .....................................     3,298
    49      Dow Chemical Co. .................................     2,056
    57      DuPont (E.I.) de Nemours & Co. ...................     2,243
    45      Huntsman Corp. B..................................       977
    24      Kimberly-Clark Corp. .............................     1,365
    27      Precision Castparts Corp. ........................     1,369
                                                                --------
                                                                  14,212
                                                                --------
            CAPITAL GOODS -- 6.6%
   104      Caterpillar, Inc. ................................     7,055
    37      Pitney Bowes, Inc. ...............................     1,577
    29      Rockwell Automation, Inc. ........................     1,890
                                                                --------
                                                                  10,522
                                                                --------
            CONSUMER CYCLICAL -- 3.6%
    11      Federated Department Stores, Inc. ................       733
    45      McDonald's Corp. .................................     1,575
    24      NIKE, Inc. Class B................................     1,919
    63      Safeway, Inc. ....................................     1,465
                                                                --------
                                                                   5,692
                                                                --------
            CONSUMER STAPLES -- 4.6%
    52      Campbell Soup Co. ................................     1,544
    55      Kellogg Co. ......................................     2,364
    59      PepsiCo, Inc. ....................................     3,374
                                                                --------
                                                                   7,282
                                                                --------
            ENERGY -- 14.3%
    84      ConocoPhillips....................................     5,461
   118      Exxon Mobil Corp. ................................     7,379
    92      GlobalSantaFe Corp. ..............................     5,592
    44      Occidental Petroleum Corp. .......................     4,319
                                                                --------
                                                                  22,751
                                                                --------
            FINANCE -- 29.7%
    29      ACE Ltd. .........................................     1,571
    28      Allstate Corp. ...................................     1,463
    64      American International Group, Inc. ...............     4,170
   135      Bank of America Corp. ............................     5,953
    26      Chubb Corp. ......................................     2,463
   136      Citigroup, Inc. ..................................     6,321
    48      Golden West Financial Corp. ......................     3,369
    29      Goldman Sachs Group, Inc. ........................     4,139
    78      Host Marriott Corp. ..............................     1,560
    53      JP Morgan Chase & Co. ............................     2,087
    11      Merrill Lynch & Co., Inc. ........................       788
    56      National City Corp. ..............................     1,921
    18      PNC Financial Services Group, Inc. ...............     1,135
    19      SunTrust Banks, Inc. .............................     1,365
    64      U.S. Bancorp......................................     1,914
    14      Washington Mutual, Inc. ..........................       582
    56      Wellpoint, Inc. B.................................     4,324
    33      Wells Fargo & Co. ................................     2,070
                                                                --------
                                                                  47,195
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- 7.8%
    57      Baxter International, Inc. .......................     2,108
   172      CVS Corp. ........................................     4,783
    79      Pfizer, Inc. .....................................     2,025
    74      Wyeth.............................................     3,409
                                                                --------
                                                                  12,325
                                                                --------
            SERVICES -- 2.5%
    75      Comcast Corp. Class A B...........................     2,073
    11      Sun Microsystems, Inc. B..........................        48
   102      Time Warner, Inc. ................................     1,779
                                                                --------
                                                                   3,900
                                                                --------
            TECHNOLOGY -- 9.2%
    88      Applied Materials, Inc. ..........................     1,671
   126      AT&T, Inc. .......................................     3,266
    14      Beckman Coulter, Inc. ............................       828
   127      BellSouth Corp. ..................................     3,665
    54      General Electric Co. .............................     1,755
    69      Motorola, Inc. ...................................     1,576
    80      Sprint Nextel Corp. ..............................     1,840
                                                                --------
                                                                  14,601
                                                                --------
            TRANSPORTATION -- 4.6%
    25      CSX Corp. ........................................     1,354
    29      General Dynamics Corp. ...........................     3,316
   163      Southwest Airlines Co. ...........................     2,690
                                                                --------
                                                                   7,360
                                                                --------
            UTILITIES -- 7.8%
    33      Consolidated Edison, Inc. ........................     1,547
    28      Dominion Resources, Inc. .........................     2,149
    10      Entergy Corp. ....................................       688
    41      Exelon Corp. .....................................     2,370
    32      FPL Group, Inc. ..................................     1,337
    52      PPL Corp. ........................................     1,567
    36      SCANA Corp. ......................................     1,442
    24      TXU Corp. ........................................     1,236
                                                                --------
                                                                  12,336
                                                                --------
            Total common stock
              (cost $133,002).................................  $158,176
                                                                --------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 0.4%
            REPURCHASE AGREEMENTS -- 0.4%
  $175      Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    175
    26      Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................        26
   151      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       151

 THE HARTFORD VALUE FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
  $ 38      Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................  $     38
   279      UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       279
                                                                --------
            Total short-term investments
              (cost $669).....................................  $    669
                                                                --------
            Total investments in securities
              (cost $133,671) O...............................  $158,845
            Other assets & liabilities........................       (24)
                                                                --------
            Total net assets..................................  $158,821
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.08% of total net assets at January 31, 2006.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $133,826 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $26,773
      Unrealized depreciation.........................   (1,754)
                                                        -------
      Net unrealized appreciation.....................  $25,019
                                                        =======

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
      Agreement...................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 98.2%
            BASIC MATERIALS -- 8.5%
     10     Akzo Nobel N.V. I.................................  $    468
     12     Albemarle Corp. ..................................       516
    231     Alcoa, Inc. ......................................     7,261
     26     Aracruz Celulose S.A. ADR.........................     1,016
     35     Cytec Industries, Inc. ...........................     1,741
     40     DuPont (E.I.) de Nemours & Co. ...................     1,570
      4     Engelhard Corp. ..................................       173
      4     Huntsman Corp. B..................................        84
    103     Michelin (C.G.D.E.) Class B I.....................     6,138
     98     Smurfit-Stone Container Corp. B...................     1,253
     42     Temple-Inland, Inc. ..............................     1,956
                                                                --------
                                                                  22,176
                                                                --------
            CAPITAL GOODS -- 5.0%
      3     ACCO Brands Corp. B...............................        82
    127     Goodrich Corp. ...................................     5,012
     20     Kennametal, Inc. .................................     1,182
     22     Parker-Hannifin Corp. ............................     1,690
     61     Teradyne, Inc. B..................................     1,057
    151     Tyco International Ltd. ..........................     3,928
                                                                --------
                                                                  12,951
                                                                --------
            CONSUMER CYCLICAL -- 10.2%
     96     American Axle & Manufacturing Holdings, Inc. .....     1,785
    109     Arris Group, Inc. B...............................     1,282
    111     Blockbuster, Inc. Class A H.......................       458
     66     CBRL Group, Inc. .................................     2,893
    296     Foot Locker, Inc. ................................     6,732
     89     Lear Corp. .......................................     2,259
     63     Newell Rubbermaid, Inc. ..........................     1,478
    188     Ruby Tuesday, Inc. H..............................     5,390
     99     TRW Automotive Holdings Corp. B...................     2,544
     24     Walter Industries.................................     1,537
                                                                --------
                                                                  26,358
                                                                --------
            ENERGY -- 10.1%
     56     Exxon Mobil Corp. ................................     3,514
     33     GlobalSantaFe Corp. ..............................     2,021
     33     Marathon Oil Corp. ...............................     2,521
     38     Noble Corp. ......................................     3,049
     62     Noble Energy, Inc. ...............................     2,855
     48     Talisman Energy, Inc. ADR.........................     2,931
     49     Total S.A. ADR....................................     6,764
    125     UGI Corp. ........................................     2,682
                                                                --------
                                                                  26,337
                                                                --------
            FINANCE -- 26.6%
    121     ACE Ltd. .........................................     6,619
     41     Allstate Corp. ...................................     2,134
     27     AMBAC Financial Group, Inc. ......................     2,082
     78     American International Group, Inc. ...............     5,073
    297     Apollo Investment Corp. ..........................     5,410
    286     Bank of America Corp. ............................    12,651
     93     Capital One Financial Corp. ......................     7,780
     46     CIT Group, Inc. ..................................     2,448
    200     Citigroup, Inc. ..................................     9,324
     34     Everest Re Group Ltd. ............................     3,325
     39     Federal Home Loan Mortgage Corp. .................     2,667

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
     25     Golden West Financial Corp. ......................  $  1,766
     17     KKR Financial Corp. ..............................       387
    102     Platinum Underwriters Holdings Ltd. ..............     3,117
     84     Royal Bank of Scotland Group plc I................     2,612
     17     UBS AG............................................     1,795
                                                                --------
                                                                  69,190
                                                                --------
            HEALTH CARE -- 8.6%
    120     Endo Pharmaceuticals Holdings, Inc. B.............     3,438
     90     GlaxoSmithKline plc I.............................     2,314
     47     GlaxoSmithKline plc ADR...........................     2,408
    133     Impax Laboratories, Inc. B........................     1,318
     16     Lilly (Eli) & Co. ................................       883
     20     Sanofi-Aventis S.A. I.............................     1,809
    113     Sanofi-Aventis S.A. ADR...........................     5,198
    109     Wyeth.............................................     5,023
                                                                --------
                                                                  22,391
                                                                --------
            SERVICES -- 7.4%
     66     Comcast Corp. Class A B...........................     1,839
    173     Comcast Corp. Special Class A B...................     4,793
     39     Liberty Global, Inc. Class A B....................       831
     48     Liberty Global, Inc. Class C B....................       969
     25     R.H. Donnelley Corp. B............................     1,627
     82     Reynolds & Reynolds Co. Class A...................     2,334
    112     Time Warner, Inc. ................................     1,965
    397     Unisys Corp. B....................................     2,658
     81     US Airways Group, Inc. BVI........................     2,126
                                                                --------
                                                                  19,142
                                                                --------
            TECHNOLOGY -- 16.7%
     83     Arrow Electronics, Inc. B.........................     2,845
    274     Cinram International, Inc. .......................     6,963
    482     Cisco Systems, Inc. B.............................     8,951
    104     Fairchild Semiconductor International, Inc. B.....     2,067
    142     Flextronics International Ltd. B..................     1,484
     16     Lam Research Corp. B..............................       761
    109     Microsoft Corp. ..................................     3,063
     38     NCR Corp. B.......................................     1,397
     15     QLogic Corp. B....................................       587
    117     Seagate Technology H..............................     3,057
    136     Sprint Nextel Corp. ..............................     3,114
     90     Tektronix, Inc. ..................................     2,646
     23     Telefonaktiebolaget LM Ericsson ADR...............       846
     46     Varian Semiconductor Equipment Associates,
              Inc. B..........................................     2,268
     74     Verizon Communications, Inc. .....................     2,346
     55     Vishay Intertechnology, Inc. B....................       875
                                                                --------
                                                                  43,270
                                                                --------
            TRANSPORTATION -- 4.7%
     49     AirTran Holdings, Inc. B..........................       823
     74     AMR Corp. B.......................................     1,671
     97     Continental Airlines, Inc. BH.....................     2,035
     51     Pinnacle Airlines Corp. BH........................       323
    146     Yellow Roadway Corp. B............................     7,287
                                                                --------
                                                                  12,139
                                                                --------

 THE HARTFORD VALUE OPPORTUNITIES FUND

 JANUARY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.4%
     19     Constellation Energy Group, Inc. .................  $  1,101
                                                                --------
            Total common stock (cost $227,244)................  $255,055
                                                                --------
PREFERRED STOCKS -- 0.9%
            ENERGY -- 0.9%
     28     Petroleo Brasileiro S.A. ADR......................  $  2,371
                                                                --------
            Total preferred stocks
              (cost $1,011)...................................  $  2,371
                                                                --------
            Total long-term investments
              (cost $228,255).................................  $257,426
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.3%
            REPURCHASE AGREEMENTS -- 1.0%
 $  660     Bank of America Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................  $    660
     97     Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................        97
    569     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................       569
    142     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.46%, 2-1-2006 @...............................       142
  1,053     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.46%, 2-1-2006 @...............................     1,053
                                                                --------
                                                                   2,521
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.3%
  8,564     BNY Institutional Cash Reserve Fund...............  $  8,564
                                                                --------
            Total short-term investments
              (cost $11,085)..................................  $ 11,085
                                                                --------
            Total investments in securities
              (cost $239,340) O...............................  $268,511
            Other assets & liabilities........................    (8,866)
                                                                --------
            Total net assets..................................  $259,645
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.81% of total net assets at January 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2006, was $15,467, which represents 5.96% of total net assets.

  O At January 31, 2006, the cost of securities for federal income tax purposes is $239,427 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $32,387
      Unrealized depreciation.........................   (3,303)
                                                        -------
      Net unrealized appreciation.....................  $29,084
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at January 31, 2006.

  V The following security is considered illiquid. Security identified below as 144A is a security issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

      PERIOD
      ACQUIRED            SHARES         SECURITY       COST BASIS
      --------          ----------       --------       ----------
      5/2005 - 10/2005      81       US Airways Group,
                                     Inc. --
                                     Regulation D         $1,307

     The aggregate value of this security at January 31, 2006 was $2,126 which represents 0.82% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

--------------------------------------------------------------------------------

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FHLMC                          5.50%             2035
                                                                    FNMA                           5.50%             2033
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Bond             5.25%             2029
      Deutsche Bank Securities Triparty Joint Repurchase
        Agreement.................................................  FNMA                   4.00% - 6.00%      2018 - 2035
      Morgan Stanley & Co., Inc. Triparty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.00%      2018 - 2035
                                                                    FNMA                   4.50% - 6.50%      2018 - 2035
      UBS Securities Triparty Joint Repurchase Agreement..........  FHLMC                 3.50% - 15.00%      2006 - 2036

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               THE HARTFORD MUTUAL FUNDS, INC.


Date:  March 9, 2006           By: /s/ David M. Znamierowski
                                   ---------------------------------------------
                                   David M. Znamierowski
                                   Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  March 9, 2006           By: /s/ David M. Znamierowski
                                   ---------------------------------------------
                                   David M. Znamierowski
                                   Its: President


Date:  March 9, 2006           By: /s/ Tamara L. Fagely
                                   ---------------------------------------------
                                   Tamara L. Fagely
                                   Its: Vice President, Controller and Treasurer

                                  EXHIBIT LIST


99.CERT     10(a)  Certifications

                   (i) Section 302 certification of principal executive officer

                   (ii) Section 302 certification of principal financial officer